UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

4.30.2014

Guggenheim ETF Semi-Annual Report

EWRM	Guggenheim Russell MidCap® Equal Weight ETF
EWRI	Guggenheim Russell 1000® Equal Weight ETF
EWRS	Guggenheim Russell 2000® Equal Weight ETF
EWEM	Guggenheim MSCI Emerging Markets Equal Weight ETF
RCD	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Guggenheim S&P 500® Equal Weight Consumer Staples ETF
RYE	Guggenheim S&P 500® Equal Weight Energy ETF
RYF	Guggenheim S&P 500® Equal Weight Financials ETF
RYH	Guggenheim S&P 500® Equal Weight Health Care ETF
RGI	Guggenheim S&P 500® Equal Weight Industrials ETF
RTM	Guggenheim S&P 500® Equal Weight Materials ETF
RYT	Guggenheim S&P 500® Equal Weight Technology ETF
RYU	Guggenheim S&P 500® Equal Weight Utilities ETF

ETF-SEMI-0414x1014	guggenheiminvestments.com

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 13 of our equal weight exchange traded funds (“ETFs”) for the semiannual period ended April 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim Partners, LLC and Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

May 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2014

The U.S. economy during the period absorbed the impact of the start of the Federal Reserve’s tapering program, heightened international tension, and a severe U.S. winter, but at the end of the period was on solid ground. Reflecting weather-related weakness, U.S. GDP in the first quarter of 2014 rose just 0.1 percent at an annualized rate. Personal consumption rose by 3 percent, led by health care spending. Weak investment spending, falling inventories, and weak trade pulled down growth. The negative effect of winter conditions on first-quarter output reined in estimates of full-year 2014 growth.

The conundrum is that, with the American economy adding jobs, consumer spending accelerating, and economic data generally strong, interest rates would be expected to rise. However, capital flows from overseas have been playing a crucial role in keeping rates low. As tensions escalated in Ukraine, a flight to safety put downward pressure on U.S. Treasury yields. Japan’s first sales tax increase since 1997 has helped slow consumer spending, which could lead to an acceleration of monetary stimulus there. Such a move puts pressure on China to further devalue its currency, which in turn might drive increased Chinese demand for U.S. Treasuries. This phenomenon of lower rates when conditions suggest higher rates only adds to already improving U.S. economic prospects, as low rates and increasing employment positively impact housing and consumer spending. There has also been a pickup in mergers and acquisition activity, and U.S. first-quarter earnings beat estimates—further supporting equity prices.

Real returns on fixed income are poised to remain lower than they have been in previous expansions. Part of that is due to demographics, with more retirees shifting investment to fixed income—and the other is the amount of central bank-induced liquidity swashing around the system, which has also helped mute real rates. The Fed continues pumping enormous amounts of liquidity into the system, however, with strong signals that it will not raise interest rates until the latter half of 2015, the expansion is proceeding steadily.

For the six months ended April 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.36%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.44%. The return of the MSCI Emerging Markets Index* was -2.98%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.74% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 4.72%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2013 and held for the six months ended April 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	10/31/13	04/30/14	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	8.35%	$1,000.00	$1,083.50	$2.12
Guggenheim Russell 1000® Equal Weight ETF	0.40%	8.69%	1,000.00	1,086.90	2.07
Guggenheim Russell 2000® Equal Weight ETF	0.44%	4.20%	1,000.00	1,042.00	2.23
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.60%	-1.45%	1,000.00	985.50	2.95
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.42%	2.23%	1,000.00	1,022.30	2.11
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.41%	7.63%	1,000.00	1,076.30	2.11
Guggenheim S&P 500® Equal Weight Energy ETF	0.41%	9.15%	1,000.00	1,091.50	2.13
Guggenheim S&P 500® Equal Weight Financials ETF	0.41%	7.63%	1,000.00	1,076.30	2.11
Guggenheim S&P 500® Equal Weight Health Care ETF	0.41%	10.99%	1,000.00	1,109.90	2.14
Guggenheim S&P 500® Equal Weight Industrials ETF	0.41%	10.24%	1,000.00	1,102.40	2.14
Guggenheim S&P 500® Equal Weight Materials ETF	0.41%	9.42%	1,000.00	1,094.20	2.13
Guggenheim S&P 500® Equal Weight Technology ETF	0.41%	11.19%	1,000.00	1,111.90	2.15
Guggenheim S&P 500® Equal Weight Utilities ETF	0.42%	13.09%	1,000.00	1,130.90	2.22

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim Russell 1000® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim Russell 2000® Equal Weight ETF	0.44%	5.00%	1,000.00	1,022.61	2.21
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.60%	5.00%	1,000.00	1,021.82	3.01
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.42%	5.00%	1,000.00	1,022.71	2.11
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Energy ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Financials ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Health Care ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Industrials ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Materials ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Technology ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Utilities ETF	0.42%	5.00%	1,000.00	1,022.71	2.11

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period October 31, 2013 to April 30, 2014.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Herbalife Ltd.	0.4%
Lorillard, Inc.	0.4%
Fresh Market, Inc.	0.4%
Energizer Holdings, Inc.	0.4%
Kroger Co.	0.3%
Mead Johnson Nutrition Co. — Class A	0.3%
Pinnacle Foods, Inc.	0.3%
Dean Foods Co.	0.3%
Ingredion, Inc.	0.3%
GNC Holdings, Inc. — Class A	0.3%
Top Ten Total	3.4%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Pepco Holdings, Inc.	0.2%
Herbalife Ltd.	0.2%
Lorillard, Inc.	0.2%
Fresh Market, Inc.	0.2%
Energizer Holdings, Inc.	0.2%
Kellogg Co.	0.2%
Altria Group, Inc.	0.2%
Kroger Co.	0.2%
Mead Johnson Nutrition Co. — Class A	0.2%
Philip Morris International, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude only temporary cash.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Susser Holdings Corp.	0.3%
Core-Mark Holding Company, Inc.	0.3%
Rite Aid Corp.	0.3%
Pilgrim’s Pride Corp.	0.3%
Cbeyond, Inc.	0.2%
Andersons, Inc.	0.2%
Medifast, Inc.	0.2%
Sanderson Farms, Inc.	0.2%
Fresh Del Monte Produce, Inc.	0.2%
B&G Foods, Inc. — Class A	0.2%
Top Ten Total	2.4%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
iShares MSCI Brazil Capped ETF	6.7%
WisdomTree India Earnings Fund	6.6%
Hiwin Technologies Corp.	0.2%
Centrais Eletricas Brasileiras S.A. ADR	0.2%
Catcher Technology Company Ltd.	0.2%
Yapi ve Kredi Bankasi AS	0.2%
Turkiye Vakifl ar Bankasi Tao — Class D	0.2%
Cia Paranaense de Energia ADR	0.2%
President Chain Store Corp.	0.2%
UEM Sunrise BHD	0.2%
Top Ten Total	14.9%

“Ten Largest Holdings” exclude only temporary cash.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Staples, Inc.	1.3%
Harley-Davidson, Inc.	1.3%
Garmin Ltd.	1.3%
PVH Corp.	1.3%
Whirlpool Corp.	1.3%
Marriott International, Inc. — Class A	1.3%
Ford Motor Co.	1.3%
Mattel, Inc.	1.3%
Harman International Industries, Inc.	1.3%
Leggett & Platt, Inc.	1.3%
Top Ten Total	13.0%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Lorillard, Inc.	2.8%
Altria Group, Inc.	2.7%
Kellogg Co.	2.7%
Mead Johnson Nutrition Co. — Class A	2.6%
Wal-Mart Stores, Inc.	2.6%
Philip Morris International, Inc.	2.6%
Coca-Cola Co.	2.6%
General Mills, Inc.	2.6%
PepsiCo, Inc.	2.6%
Dr Pepper Snapple Group, Inc.	2.6%
Top Ten Total	26.4%

“Ten Largest Holdings” exclude only temporary cash.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Diamond Offshore Drilling, Inc.	2.6%
Peabody Energy Corp.	2.6%
Newfield Exploration Co.	2.5%
Anadarko Petroleum Corp.	2.5%
Nabors Industries Ltd.	2.4%
Cabot Oil & Gas Corp.	2.4%
CONSOL Energy, Inc.	2.4%
Chesapeake Energy Corp.	2.4%
Halliburton Co.	2.4%
Schlumberger Ltd.	2.4%
Top Ten Total	24.6%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
HCP, Inc.	1.3%
Essex Property Trust, Inc.	1.3%
Travelers Companies, Inc.	1.3%
American International Group, Inc.	1.3%
Ventas, Inc.	1.3%
Macerich Co.	1.3%
Simon Property Group, Inc.	1.3%
Genworth Financial, Inc. — Class A	1.3%
Health Care REIT, Inc.	1.3%
Chubb Corp.	1.3%
Top Ten Total	13.0%

“Ten Largest Holdings” exclude only temporary cash.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Allergan, Inc.	2.4%
Tenet Healthcare Corp.	2.1%
Edwards Lifesciences Corp.	2.1%
Baxter International, Inc.	2.0%
Johnson & Johnson	2.0%
Hospira, Inc.	2.0%
WellPoint, Inc.	2.0%
Merck & Company, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Cigna Corp.	2.0%
Top Ten Total	20.6%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
CH Robinson Worldwide, Inc.	1.7%
Dun & Bradstreet Corp.	1.7%
Caterpillar, Inc.	1.7%
Parker Hannifin Corp.	1.7%
Emerson Electric Co.	1.7%
Waste Management, Inc.	1.6%
Stanley Black & Decker, Inc.	1.6%
Robert Half International, Inc.	1.6%
Textron, Inc.	1.6%
Joy Global, Inc.	1.6%
Top Ten Total	16.5%

“Ten Largest Holdings” exclude only temporary cash.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Allegheny Technologies, Inc.	3.9%
Alcoa, Inc.	3.7%
Freeport-McMoRan Copper & Gold, Inc.	3.6%
United States Steel Corp.	3.5%
MeadWestvaco Corp.	3.5%
Sealed Air Corp.	3.5%
Nucor Corp.	3.5%
International Flavors & Fragrances, Inc.	3.4%
Bemis Company, Inc.	3.4%
Mosaic Co.	3.4%
Top Ten Total	35.4%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
First Solar, Inc.	1.9%
SanDisk Corp.	1.8%
Xerox Corp.	1.7%
Hewlett-Packard Co.	1.7%
Apple, Inc.	1.7%
Corning, Inc.	1.7%
Lam Research Corp.	1.7%
Micron Technology, Inc.	1.7%
Intel Corp.	1.7%
Oracle Corp.	1.7%
Top Ten Total	17.3%

“Ten Largest Holdings” exclude only temporary cash.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*
(% of Total
Net Assets)
Pepco Holdings, Inc.	3.5%
Frontier Communications Corp.	3.2%
Exelon Corp.	3.0%
CenturyLink, Inc.	3.0%
Entergy Corp.	3.0%
Public Service Enterprise Group, Inc.	3.0%
AGL Resources, Inc.	2.9%
AT&T, Inc.	2.9%
Windstream Holdings, Inc.	2.9%
NRG Energy, Inc.	2.9%
Top Ten Total	30.3%

“Ten Largest Holdings” exclude only temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.7%

INDUSTRIALS - 12.4%
MRC Global, Inc.*	7,972	$232,703
Timken Co.	3,608	227,593
Ingersoll-Rand plc	3,664	219,107
Fastenal Co.	4,258	213,241
Valmont Industries, Inc.	1,427	212,495
Armstrong World Industries, Inc.*	3,927	206,403
Hexcel Corp.*	4,831	201,404
Owens Corning	4,878	199,266
Lennox International, Inc.	2,317	194,234
SolarCity Corp.*,1	3,626	193,085
Masco Corp.	9,495	190,755
Navistar International Corp.*	3,536	134,120
CH Robinson Worldwide, Inc.	2,210	130,169
Clean Harbors, Inc.*	2,093	125,580
Old Dominion Freight Line, Inc.*	2,048	124,170
Spirit AeroSystems Holdings, Inc. — Class A*	4,068	122,162
J.B. Hunt Transport Services, Inc.	1,605	122,141
WESCO International, Inc.*	1,390	122,014
Delta Air Lines, Inc.	3,296	121,392
Landstar System, Inc.	1,926	121,319
Stanley Black & Decker, Inc.	1,410	121,105
Textron, Inc.	2,945	120,451
Nordson Corp.	1,620	120,447
Robert Half International, Inc.	2,676	119,885
MSC Industrial Direct Company, Inc. — Class A	1,316	119,835
Dover Corp.	1,386	119,750
Parker Hannifin Corp.	943	119,648
Expeditors International of Washington, Inc.	2,895	119,390
Con-way, Inc.	2,809	119,326
Covanta Holding Corp.	6,453	119,058
Pitney Bowes, Inc.	4,433	118,804
Babcock & Wilcox Co.	3,414	118,773
SPX Corp.	1,166	118,745
Ryder System, Inc.	1,437	118,093
Kennametal, Inc.	2,525	117,993
Triumph Group, Inc.	1,820	117,954
Carlisle Companies, Inc.	1,429	117,535
Joy Global, Inc.	1,945	117,439
Xylem, Inc.	3,124	117,431
AGCO Corp.	2,103	117,137
Manpowergroup, Inc.	1,440	117,130
Iron Mountain, Inc.	4,118	117,116
IDEX Corp.	1,570	117,075
Regal-Beloit Corp.	1,565	116,952
Roper Industries, Inc.	841	116,857
Snap-on, Inc.	1,007	116,812
Trinity Industries, Inc.	1,556	116,793
Colfax Corp.*	1,621	116,680
AO Smith Corp.	2,495	116,666
Republic Services, Inc. — Class A	3,323	116,604
Crane Co.	1,602	116,513
Stericycle, Inc.*	999	116,324
Genesee & Wyoming, Inc. — Class A*	1,174	116,238
Harsco Corp.	4,854	116,156
Alliant Techsystems, Inc.	805	116,097
Huntington Ingalls Industries, Inc.	1,126	115,978
Manitowoc Company, Inc.	3,645	115,838
Kansas City Southern	1,147	115,709
AECOM Technology Corp.*	3,561	115,448
Southwest Airlines Co.	4,776	115,436
ITT Corp.	2,672	115,270
Waste Connections, Inc.	2,571	114,821
Terex Corp.	2,650	114,719
United Rentals, Inc.*	1,221	114,566
Copart, Inc.*	3,158	114,541
Alaska Air Group, Inc.	1,217	114,495
ADT Corp.	3,775	114,156
AMETEK, Inc.	2,164	114,086
Kirby Corp.*	1,133	114,002
B/E Aerospace, Inc.*	1,297	113,838
Allison Transmission Holdings, Inc.	3,812	113,750
WW Grainger, Inc.	447	113,717
Donaldson Company, Inc.	2,683	112,927
Toro Co.	1,775	112,784
Hubbell, Inc. — Class B	958	112,776
IHS, Inc. — Class A*	934	112,668
Cintas Corp.	1,907	112,380
Rollins, Inc.	3,736	112,379
URS Corp.	2,383	112,287
HD Supply Holdings, Inc.*	4,348	112,091
RR Donnelley & Sons Co.	6,361	111,954
Fluor Corp.	1,471	111,355
Towers Watson & Co. — Class A	991	111,210
Exelis, Inc.	5,996	111,166
Air Lease Corp. — Class A	3,095	111,018
Graco, Inc.	1,530	110,925
Verisk Analytics, Inc. — Class A*	1,842	110,686
L-3 Communications Holdings, Inc.	954	110,063
Rockwell Collins, Inc.	1,417	110,030
Copa Holdings S.A. — Class A	813	109,983
Rockwell Automation, Inc.	917	109,288
GATX Corp.	1,660	108,946
Quanta Services, Inc.*	3,084	108,804
Oshkosh Corp.	1,959	108,744
Flowserve Corp.	1,486	108,552
TransDigm Group, Inc.	607	107,967
Pentair Ltd.	1,452	107,869
PACCAR, Inc.	1,683	107,678
Pall Corp.	1,279	107,628
Chicago Bridge & Iron Company N.V.	1,342	107,454
Wabtec Corp.	1,438	107,203
KBR, Inc.	4,217	106,985
American Airlines Group, Inc.*	3,050	106,964
Allegion plc	2,151	106,152
Lincoln Electric Holdings, Inc.	1,559	104,157
United Continental Holdings, Inc.*	2,537	103,687
Jacobs Engineering Group, Inc.*	1,773	102,302
AMERCO	376	94,041
Avis Budget Group, Inc.*	1,767	92,927
Hertz Global Holdings, Inc.*	3,214	91,503
Nielsen N.V.	1,886	88,548

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

WABCO Holdings, Inc.*	799	$85,501
KAR Auction Services, Inc.	2,763	82,282
Fortune Brands Home & Security, Inc.	2,031	80,935
Dun & Bradstreet Corp.	645	71,440
Equifax, Inc.	926	65,570
Total Industrials		14,074,344

INFORMATION TECHNOLOGY - 12.0%
First Solar, Inc.*	3,183	214,821
Micron Technology, Inc.*	5,443	142,171
CommScope Holding Company, Inc.*	5,210	139,003
Skyworks Solutions, Inc.	3,382	138,831
Tech Data Corp.*	2,167	135,416
Symantec Corp.	6,613	134,112
CDW Corp.	4,722	133,113
SanDisk Corp.	1,556	132,213
Science Applications International Corp.	3,376	131,664
Lam Research Corp.	2,253	129,795
Amphenol Corp. — Class A	1,359	129,581
Equinix, Inc.*	688	129,213
Marvell Technology Group Ltd.	8,124	128,847
ANSYS, Inc.*	1,680	128,201
AVX Corp.	9,573	127,800
ON Semiconductor Corp.*	13,579	127,778
NVIDIA Corp.	6,892	127,295
Citrix Systems, Inc.*	2,137	126,745
Harris Corp.	1,720	126,454
VeriFone Systems, Inc.*	3,781	126,437
Fortinet, Inc.*	5,736	126,077
Cadence Design Systems, Inc.*	8,096	125,974
Solera Holdings, Inc.	1,940	125,673
Avago Technologies Ltd.	1,978	125,603
Advanced Micro Devices, Inc.*,1	30,682	125,489
Amdocs Ltd.	2,696	125,445
Compuware Corp.	12,100	125,356
Maxim Integrated Products, Inc.	3,864	125,348
Microchip Technology, Inc.	2,635	125,268
Riverbed Technology, Inc.*	6,435	125,161
LSI Corp.	11,224	125,035
F5 Networks, Inc.*	1,187	124,837
Gartner, Inc.*	1,805	124,437
Rovi Corp.*	5,566	124,066
Xerox Corp.	10,224	123,608
Synopsys, Inc.*	3,275	123,206
MICROS Systems, Inc.*	2,391	123,137
Electronic Arts, Inc.*	4,350	123,105
Jabil Circuit, Inc.	7,125	122,978
Western Digital Corp.	1,392	122,677
Autodesk, Inc.*	2,552	122,547
CA, Inc.	4,052	122,127
DST Systems, Inc.	1,320	121,691
Arrow Electronics, Inc.*	2,140	121,445
Vishay Intertechnology, Inc.	8,535	121,368
AOL, Inc.*	2,834	121,324
Motorola Solutions, Inc.	1,908	121,311
Intuit, Inc.	1,599	121,124
Computer Sciences Corp.	2,044	120,964
TIBCO Software, Inc.*	6,157	120,862
Analog Devices, Inc.	2,355	120,788
Activision Blizzard, Inc.	6,036	120,780
NetApp, Inc.	3,386	120,575
Juniper Networks, Inc.*	4,835	119,376
Applied Materials, Inc.	6,256	119,239
Teradata Corp.*	2,622	119,196
Fairchild Semiconductor International,
Inc. — Class A*	9,343	118,936
Diebold, Inc.	3,150	118,472
Nuance Communications, Inc.*	7,362	118,455
EchoStar Corp. — Class A*	2,628	118,155
Booz Allen Hamilton Holding Corp.	5,083	118,129
Informatica Corp.*	3,305	117,162
IPG Photonics Corp.*	1,812	117,110
Avnet, Inc.	2,715	117,098
Ingram Micro, Inc. — Class A*	4,335	116,872
Atmel Corp.*	14,986	116,441
Stratasys Ltd.*	1,200	116,244
Freescale Semiconductor Ltd.*	5,254	115,430
KLA-Tencor Corp.	1,800	115,182
SolarWinds, Inc.*	2,846	114,751
IAC/InterActiveCorp	1,727	114,466
Akamai Technologies, Inc.*	2,152	114,207
Linear Technology Corp.	2,566	114,187
Polycom, Inc.*	9,259	113,886
Palo Alto Networks, Inc.*	1,791	113,872
JDS Uniphase Corp.*	8,947	113,358
Zebra Technologies Corp. — Class A*	1,628	113,048
Dolby Laboratories, Inc. — Class A*	2,836	113,015
Brocade Communications Systems, Inc.*	12,122	112,856
Trimble Navigation Ltd.*	2,935	112,792
Altera Corp.	3,461	112,552
Rackspace Hosting, Inc.*	3,862	112,075
Paychex, Inc.	2,671	111,675
Teradyne, Inc.	6,304	111,392
Genpact Ltd.*	6,551	110,450
VeriSign, Inc.*	2,334	110,118
Knowles Corp.*	3,941	110,072
FLIR Systems, Inc.	3,197	108,826
Silicon Laboratories, Inc.*	2,415	108,554
Zynga, Inc. — Class A*	26,781	108,463
Xilinx, Inc.	2,290	108,065
Red Hat, Inc.*	2,219	107,954
Lexmark International, Inc. — Class A	2,502	107,586
ServiceNow, Inc.*	2,159	107,345
Leidos Holdings, Inc.	2,880	107,251
National Instruments Corp.	3,862	105,471
NetSuite, Inc.*	1,357	104,910
NCR Corp.*	3,427	104,558
3D Systems Corp.*,1	2,174	102,917
LinkedIn Corp. — Class A*	668	102,518
Concur Technologies, Inc.*	1,265	101,795
Cree, Inc.*	2,151	101,463
Workday, Inc. — Class A*	1,343	98,133
NeuStar, Inc. — Class A*	3,628	93,312
Tableau Software, Inc. — Class A*	1,674	92,522

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Splunk, Inc.*	1,660	$90,586
Nimble Storage, Inc.*	3,632	89,529
FireEye, Inc.*	2,015	79,109
Fiserv, Inc.*	1,151	69,958
Total System Services, Inc.	2,169	68,909
Broadridge Financial Solutions, Inc.	1,752	67,172
Vantiv, Inc. — Class A*	2,127	65,405
Pandora Media, Inc.*	2,789	65,318
Fidelity National Information Services, Inc.	1,220	65,185
Jack Henry & Associates, Inc.	1,170	64,537
FactSet Research Systems, Inc.	603	64,220
FleetCor Technologies, Inc.*	561	64,027
Western Union Co.	4,003	63,528
Global Payments, Inc.	935	62,486
CoreLogic, Inc.*	2,171	60,853
Alliance Data Systems Corp.*	235	56,847
Total Information Technology		13,658,457

ENERGY - 11.9%
Cabot Oil & Gas Corp.	6,762	265,611
WPX Energy, Inc.*	12,380	263,446
Peabody Energy Corp.	13,797	262,281
Laredo Petroleum, Inc.*	8,971	262,222
PBF Energy, Inc. — Class A	8,486	261,199
CVR Energy, Inc.[1]	5,268	258,922
Energen Corp.	3,284	255,856
Ultra Petroleum Corp.*,1	8,559	255,058
Diamond Offshore Drilling, Inc.[1]	4,656	254,264
Continental Resources, Inc.*	1,830	253,492
Oasis Petroleum, Inc.*	5,443	253,154
Chesapeake Energy Corp.	8,783	252,511
Equities Corp.	2,288	249,369
Superior Energy Services, Inc.	7,512	247,295
Tesoro Corp.	4,379	246,494
SandRidge Energy, Inc.*,1	35,446	243,160
Newfield Exploration Co.*	7,165	242,535
RPC, Inc.	10,873	241,707
Gulfport Energy Corp.*	3,275	241,269
HollyFrontier Corp.	4,573	240,494
Concho Resources, Inc.*	1,842	240,289
Dresser-Rand Group, Inc.*	3,957	239,161
Rice Energy, Inc.*	8,051	239,115
ONEOK, Inc.	3,772	238,466
CONSOL Energy, Inc.	5,346	237,950
FMC Technologies, Inc.*	4,194	237,800
Frank’s International N.V.	8,637	236,913
Whiting Petroleum Corp.*	3,202	236,051
Patterson-UTI Energy, Inc.	7,219	234,834
Pioneer Natural Resources Co.	1,212	234,243
Range Resources Corp.	2,576	232,999
Southwestern Energy Co.*	4,842	231,835
SM Energy Co.	3,126	231,730
Nabors Industries Ltd.	9,071	231,492
Noble Energy, Inc.	3,219	231,060
QEP Resources, Inc.	7,517	230,697
Cameron International Corp.*	3,541	230,023
Golar LNG Ltd.[1]	5,186	229,221
World Fuel Services Corp.	5,016	228,429
Dril-Quip, Inc.*	2,017	228,163
Oceaneering International, Inc.	3,108	227,754
Denbury Resources, Inc.	13,481	226,750
Cimarex Energy Co.	1,899	226,209
Cheniere Energy, Inc.*	4,003	225,969
Unit Corp.*	3,414	225,153
Murphy Oil Corp.	3,535	224,225
Seadrill Ltd.[1]	6,366	224,211
Helmerich & Payne, Inc.	2,054	223,167
Oil States International, Inc.*	2,285	221,965
Kosmos Energy Ltd.*	20,112	219,623
Antero Resources Corp.*	3,329	218,615
Atwood Oceanics, Inc.*	4,409	218,510
Cobalt International Energy, Inc.*	11,959	215,262
EP Energy Corp. — Class A*	11,046	214,624
Rowan Companies plc — Class A	6,626	204,876
McDermott International, Inc.*,1	27,982	202,310
Tidewater, Inc.	2,357	120,042
Teekay Corp.	2,013	112,949
Total Energy		13,483,024

HEALTH CARE - 11.0%
Myriad Genetics, Inc.*,1	5,269	222,404
ResMed, Inc.[1]	3,961	197,456
Hospira, Inc.*	4,221	193,322
Edwards Lifesciences Corp.*	2,359	192,188
Tenet Healthcare Corp.*	4,217	190,102
Salix Pharmaceuticals Ltd.*	1,691	186,010
Alkermes plc*	3,989	184,531
United Therapeutics Corp.*	1,843	184,318
LifePoint Hospitals, Inc.*	3,263	182,467
QIAGEN N.V.*	8,319	182,186
Alexion Pharmaceuticals, Inc.*	1,146	181,297
Universal Health Services, Inc. — Class B	2,208	180,592
Zimmer Holdings, Inc.	1,865	180,532
Health Net, Inc.*	5,249	180,198
IDEXX Laboratories, Inc.*	1,419	179,418
Zoetis, Inc.	5,909	178,806
Mylan, Inc.*	3,511	178,289
Techne Corp.	1,996	178,263
HCA Holdings, Inc.*	3,428	178,256
Community Health Systems, Inc.*	4,695	177,894
Envision Healthcare Holdings, Inc.*	5,203	175,809
Sirona Dental Systems, Inc.*	2,335	175,639
Forest Laboratories, Inc.*	1,890	173,710
Actavis plc*	850	173,681
DaVita HealthCare Partners, Inc.*	2,504	173,527
AmerisourceBergen Corp. — Class A	2,662	173,509
Hologic, Inc.*	8,258	173,294
Cigna Corp.	2,157	172,646
Laboratory Corporation of America Holdings*	1,749	172,626
Omnicare, Inc.	2,906	172,239
CareFusion Corp.*	4,384	171,239
Patterson Companies, Inc.	4,205	171,144
Cooper Companies, Inc.	1,296	170,955
Jazz Pharmaceuticals plc*	1,265	170,649

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Cardinal Health, Inc.	2,454	$170,578
Hill-Rom Holdings, Inc.	4,564	170,511
Bio-Rad Laboratories, Inc. — Class A*	1,376	169,537
DENTSPLY International, Inc.	3,796	169,415
Henry Schein, Inc.*	1,481	169,175
St. Jude Medical, Inc.	2,646	167,942
Humana, Inc.	1,529	167,808
Varian Medical Systems, Inc.*	2,104	167,373
Illumina, Inc.*	1,232	167,367
Brookdale Senior Living, Inc. — Class A*	5,248	167,096
Cubist Pharmaceuticals, Inc.*	2,379	166,673
Quest Diagnostics, Inc.	2,975	166,392
Teleflex, Inc.	1,627	166,100
Vertex Pharmaceuticals, Inc.*	2,450	165,865
Boston Scientific Corp.*	13,045	164,497
Medivation, Inc.*	2,718	163,651
Alere, Inc.*	4,898	163,593
ARIAD Pharmaceuticals, Inc.*,1	22,502	163,590
Endo International plc*	2,595	163,342
MEDNAX, Inc.*	2,750	162,938
Quintiles Transnational Holdings, Inc.*	3,452	162,693
VCA Antech, Inc.*	5,304	162,462
PerkinElmer, Inc.	3,865	162,214
Incyte Corporation Ltd.*	3,335	161,948
CR Bard, Inc.	1,179	161,912
Perrigo Company plc	1,110	160,795
Bruker Corp.*	7,612	157,264
Cerner Corp.*	3,050	156,465
Premier, Inc. — Class A*	5,193	155,790
Charles River Laboratories International, Inc.*	2,876	154,499
Theravance, Inc.*	5,610	151,021
Pharmacyclics, Inc.*	1,585	149,909
Covance, Inc.*	1,694	149,546
Catamaran Corp.*	3,827	144,469
Seattle Genetics, Inc.*	3,754	144,454
Allscripts Healthcare Solutions, Inc.*	9,487	144,392
BioMarin Pharmaceutical, Inc.*	2,467	143,653
Veeva Systems, Inc. — Class A*,1	6,570	126,210
Mettler-Toledo International, Inc.*	480	111,898
Agilent Technologies, Inc.	2,029	109,647
Waters Corp.*	1,042	102,679
Total Health Care		12,536,559

CONSUMER STAPLES - 11.0%
Herbalife Ltd.[1]	6,844	410,502
Lorillard, Inc.	6,846	406,788
Fresh Market, Inc.*	10,923	405,242
Energizer Holdings, Inc.	3,627	405,099
Kroger Co.	8,446	388,853
Mead Johnson Nutrition Co. — Class A	4,404	388,696
Pinnacle Foods, Inc.	12,712	386,445
Dean Foods Co.	24,204	383,391
Ingredion, Inc.	5,407	380,923
Dr Pepper Snapple Group, Inc.	6,846	379,405
Molson Coors Brewing Co. — Class B	6,323	379,190
Campbell Soup Co.	8,297	377,431
Clorox Co.	4,159	377,221
Bunge Ltd.	4,715	375,550
Brown-Forman Corp. — Class B	4,116	369,288
Church & Dwight Company, Inc.	5,348	369,065
ConAgra Foods, Inc.	12,079	368,530
JM Smucker Co.	3,809	368,254
Beam, Inc.	4,391	366,517
McCormick & Company, Inc.	5,141	366,039
WhiteWave Foods Co. — Class A*	13,203	365,591
Hormel Foods Corp.	7,575	361,252
Monster Beverage Corp.*	5,360	358,906
Coca-Cola Enterprises, Inc.	7,895	358,749
Tyson Foods, Inc. — Class A	8,526	357,836
Whole Foods Market, Inc.	7,159	355,802
Constellation Brands, Inc. — Class A*	4,442	354,649
Flowers Foods, Inc.	17,207	353,088
Hillshire Brands Co.	9,881	352,258
Hershey Co.	3,556	342,229
Sprouts Farmers Market, Inc.*	10,360	331,209
Safeway, Inc.	9,707	330,620
Keurig Green Mountain, Inc.	3,459	324,039
Coty, Inc. — Class A	5,557	89,190
Avon Products, Inc.	5,639	86,164
Nu Skin Enterprises, Inc. — Class A	966	84,042
Total Consumer Staples		12,458,053

CONSUMER DISCRETIONARY - 10.4%
GNC Holdings, Inc. — Class A	8,459	380,655
Groupon, Inc. — Class A*	15,769	110,225
LKQ Corp.*	3,344	97,377
DeVry Education Group, Inc.	2,055	92,537
Staples, Inc.	7,389	92,363
Harley-Davidson, Inc.	1,238	91,538
Charter Communications, Inc. — Class A*	672	91,076
Dillard’s, Inc. — Class A	926	90,683
Hanesbrands, Inc.	1,095	89,889
Whirlpool Corp.	580	88,960
Big Lots, Inc.*	2,240	88,480
Hyatt Hotels Corp. — Class A*	1,557	87,628
DR Horton, Inc.	3,916	87,248
Murphy USA, Inc.*	2,045	86,913
CST Brands, Inc.	2,662	86,861
Interpublic Group of Companies, Inc.	4,984	86,821
Marriott International, Inc. — Class A	1,491	86,374
Harman International Industries, Inc.	787	86,263
Cinemark Holdings, Inc.	2,903	85,987
PVH Corp.	683	85,764
Tupperware Brands Corp.	1,010	85,759
Leggett & Platt, Inc.	2,609	85,732
BorgWarner, Inc.	1,379	85,691
Genuine Parts Co.	983	85,639
Garmin Ltd.[1]	1,497	85,479
Foot Locker, Inc.	1,837	85,476
Lions Gate Entertainment Corp.	3,216	85,320
Signet Jewelers Ltd.	842	85,311
Bally Technologies, Inc.*	1,310	85,294
Deckers Outdoor Corp.*	1,080	85,266
Liberty Interactive Corp. — Class A*	2,929	85,117

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

AutoNation, Inc.*	1,604	$84,996
Tiffany & Co.	971	84,953
Royal Caribbean Cruises Ltd.	1,595	84,742
Delphi Automotive plc	1,267	84,686
John Wiley & Sons, Inc. — Class A	1,473	84,639
Starz — Class A*	2,622	84,612
Lear Corp.	1,018	84,555
GameStop Corp. — Class A	2,129	84,479
Visteon Corp.*	972	84,379
Thor Industries, Inc.	1,386	84,366
AutoZone, Inc.*	158	84,355
Newell Rubbermaid, Inc.	2,799	84,278
Scripps Networks Interactive, Inc. — Class A	1,121	84,153
Dollar General Corp.*	1,491	84,152
Cabela’s, Inc.*	1,282	84,112
Tempur Sealy International, Inc.*	1,676	84,102
Hasbro, Inc.	1,520	83,995
O’Reilly Automotive, Inc.*	564	83,918
Family Dollar Stores, Inc.	1,428	83,895
ARAMARK Holdings Corp.	2,972	83,781
MGM Resorts International*	3,318	83,713
TRW Automotive Holdings Corp.*	1,040	83,564
Regal Entertainment Group — Class A	4,442	83,510
VF Corp.	1,366	83,449
Best Buy Company, Inc.	3,216	83,391
Wyndham Worldwide Corp.	1,167	83,254
Ascena Retail Group, Inc.*	4,833	83,128
Chico’s FAS, Inc.	5,234	83,116
Cablevision Systems Corp. — Class A	4,972	83,032
Liberty Media Corp. — Class A*	640	83,014
Mattel, Inc.	2,115	82,940
Dollar Tree, Inc.*	1,592	82,895
Burger King Worldwide, Inc.	3,169	82,806
Expedia, Inc.	1,165	82,703
Lennar Corp. — Class A	2,143	82,698
Goodyear Tire & Rubber Co.	3,281	82,681
Norwegian Cruise Line Holdings Ltd.*	2,522	82,646
Starwood Hotels & Resorts Worldwide, Inc.	1,076	82,475
Gannett Company, Inc.	3,034	82,434
Sally Beauty Holdings, Inc.*	3,007	82,422
Guess?, Inc.	3,060	82,345
Urban Outfitters, Inc.*	2,303	82,113
PetSmart, Inc.	1,213	82,096
Michael Kors Holdings Ltd.*	900	82,080
PulteGroup, Inc.	4,461	82,038
Kohl’s Corp.	1,497	82,021
Nordstrom, Inc.	1,336	81,870
Macy’s, Inc.	1,425	81,838
Advance Auto Parts, Inc.	674	81,749
The Gap, Inc.	2,079	81,705
Carter’s, Inc.	1,109	81,689
Service Corporation International	4,345	81,556
Domino’s Pizza, Inc.	1,096	81,520
Jarden Corp.*	1,422	81,267
Mohawk Industries, Inc.*	613	81,167
Polaris Industries, Inc.	604	81,135
Six Flags Entertainment Corp.	2,021	81,123
H&R Block, Inc.	2,854	81,111
Darden Restaurants, Inc.	1,631	81,077
Hilton Worldwide Holdings, Inc.*	3,708	80,946
Toll Brothers, Inc.*	2,359	80,772
Abercrombie & Fitch Co. — Class A	2,197	80,762
Tesla Motors, Inc.*	388	80,661
Madison Square Garden Co. — Class A*	1,475	80,535
JC Penney Company, Inc.*,1	9,445	80,471
Weight Watchers International, Inc.[1]	4,064	80,467
Choice Hotels International, Inc.	1,818	80,319
Lamar Advertising Co. — Class A*	1,606	80,172
SeaWorld Entertainment, Inc.	2,667	80,170
Ralph Lauren Corp. — Class A	529	80,075
CarMax, Inc.*	1,828	80,030
Brinker International, Inc.	1,627	79,951
Aaron’s, Inc.	2,711	79,893
L Brands, Inc.	1,474	79,891
Graham Holdings Co. — Class B	119	79,876
NVR, Inc.*	74	79,698
Dick’s Sporting Goods, Inc.	1,513	79,675
Williams-Sonoma, Inc.	1,262	79,279
Ross Stores, Inc.	1,164	79,245
Penn National Gaming, Inc.*	7,098	79,214
Tractor Supply Co.	1,176	79,074
Gentex Corp.	2,753	78,929
Wynn Resorts Ltd.	385	78,498
DSW, Inc. — Class A	2,350	78,467
Wendy’s Co.	9,372	77,881
Sears Holdings Corp.*,1	1,774	77,719
American Eagle Outfitters, Inc.	6,703	77,487
Omnicom Group, Inc.	1,140	77,155
DreamWorks Animation SKG, Inc. — Class A*	3,184	76,512
Bed Bath & Beyond, Inc.*	1,231	76,482
International Game Technology	6,083	76,342
Discovery Communications, Inc. — Class A*	1,004	76,204
DISH Network Corp. — Class A*	1,333	75,794
Fossil Group, Inc.*	709	75,615
AMC Networks, Inc. — Class A*	1,151	75,586
Coach, Inc.	1,687	75,325
Dunkin’ Brands Group, Inc.	1,655	75,319
Panera Bread Co. — Class A*	486	74,343
Taylor Morrison Home Corp. — Class A*	3,503	74,299
Clear Channel Outdoor Holdings,
Inc. — Class A	9,245	74,145
Liberty Ventures*	1,274	73,943
Chipotle Mexican Grill, Inc. — Class A*	147	73,280
TripAdvisor, Inc.*	893	72,101
Netflix, Inc.*	223	71,815
Ulta Salon Cosmetics & Fragrance, Inc.*	816	71,571
Under Armour, Inc. — Class A*	1,462	71,477
Apollo Education Group, Inc. — Class A*	2,476	71,457
HomeAway, Inc.*	2,131	69,513
zulily, Inc. — Class A*,1	1,589	67,564
Morningstar, Inc.	818	59,984
Lands’ End, Inc.*	532	14,710
Total Consumer Discretionary		11,862,938

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

FINANCIALS - 10.2%
Essex Property Trust, Inc.	697	$120,762
McGraw Hill Financial, Inc.	1,097	81,101
Aspen Insurance Holdings Ltd.	1,638	74,988
Interactive Brokers Group, Inc. — Class A	3,035	72,537
HCP, Inc.	1,726	72,250
Ventas, Inc.	1,080	71,366
Extra Space Storage, Inc.	1,348	70,541
Host Hotels & Resorts, Inc.	3,246	69,627
TFS Financial Corp.*	5,199	69,615
Health Care REIT, Inc.	1,102	69,525
Retail Properties of America, Inc. — Class A	4,831	69,180
Affiliated Managers Group, Inc.*	349	69,172
CBL & Associates Properties, Inc.	3,806	69,155
WR Berkley Corp.	1,561	69,059
Duke Realty Corp.	3,937	68,976
Mercury General Corp.	1,436	68,727
General Growth Properties, Inc.	2,987	68,611
Macerich Co.	1,057	68,610
Hospitality Properties Trust	2,281	68,544
SL Green Realty Corp.	654	68,480
Senior Housing Properties Trust	2,915	68,415
Taubman Centers, Inc.	937	68,251
Realty Income Corp.	1,568	68,130
DDR Corp.	3,960	67,993
Vornado Realty Trust	662	67,921
Hatteras Financial Corp.	3,468	67,869
Kimco Realty Corp.	2,956	67,752
Piedmont Office Realty Trust, Inc. — Class A	3,840	67,622
Markel Corp.*	108	67,599
Plum Creek Timber Company, Inc.	1,550	67,580
PartnerRe Ltd.	641	67,561
Old Republic International Corp.	4,075	67,482
Everest Re Group Ltd.	427	67,479
Weingarten Realty Investors	2,159	67,361
Allied World Assurance Company Holdings AG	625	67,306
Nationstar Mortgage Holdings, Inc.*,1	2,056	67,293
BioMed Realty Trust, Inc.	3,219	67,277
AvalonBay Communities, Inc.	492	67,183
RenaissanceRe Holdings Ltd.	663	67,102
Regency Centers Corp.	1,277	66,953
Equity Lifestyle Properties, Inc.	1,598	66,908
Omega Healthcare Investors, Inc.	1,923	66,882
Federal Realty Investment Trust	569	66,880
Mid-America Apartment Communities, Inc.	960	66,864
MFA Financial, Inc.	8,429	66,842
Boston Properties, Inc.	570	66,770
Erie Indemnity Co. — Class A	930	66,635
American Capital Ltd.*	4,440	66,556
Healthcare Trust of America, Inc. — Class A	5,693	66,551
Home Properties, Inc.	1,080	66,528
Fidelity National Financial, Inc. — Class A	2,067	66,516
ProAssurance Corp.	1,463	66,449
American Capital Agency Corp.	2,924	66,404
Assurant, Inc.	984	66,331
Tanger Factory Outlet Centers, Inc.	1,859	66,329
American Campus Communities, Inc.	1,734	66,239
SLM Corp.	2,572	66,229
Genworth Financial, Inc. — Class A*	3,709	66,206
Weyerhaeuser Co.	2,217	66,177
Apartment Investment & Management
Co. — Class A	2,146	66,161
Alexandria Real Estate Equities, Inc.	896	66,143
Camden Property Trust	965	66,093
Brixmor Property Group, Inc.	3,008	66,056
Annaly Capital Management, Inc.	5,719	66,054
Corrections Corporation of America	2,011	65,961
XL Group plc — Class A	2,104	65,960
American Financial Group, Inc.	1,128	65,909
Ameriprise Financial, Inc.	590	65,862
Hartford Financial Services Group, Inc.	1,835	65,821
Howard Hughes Corp.*	461	65,812
Torchmark Corp.	824	65,673
Digital Realty Trust, Inc.	1,229	65,629
IntercontinentalExchange Group, Inc.	321	65,625
Post Properties, Inc.	1,307	65,624
Corporate Office Properties Trust	2,451	65,564
Douglas Emmett, Inc.	2,375	65,550
Kilroy Realty Corp.	1,099	65,467
Aon plc	771	65,442
Liberty Property Trust	1,744	65,400
Starwood Property Trust, Inc.	2,718	65,368
HCC Insurance Holdings, Inc.	1,422	65,327
Forest City Enterprises, Inc. — Class A*	3,450	65,240
Prologis, Inc.	1,605	65,211
Gaming and Leisure Properties, Inc.	1,774	65,195
National Retail Properties, Inc.	1,910	65,188
WP Carey, Inc.	1,060	65,169
Hudson City Bancorp, Inc.	6,535	65,089
Brandywine Realty Trust	4,472	65,068
Progressive Corp.	2,680	64,990
Kemper Corp.	1,649	64,987
Cincinnati Financial Corp.	1,333	64,970
UDR, Inc.	2,503	64,728
Rayonier, Inc.	1,435	64,719
T. Rowe Price Group, Inc.	786	64,554
M&T Bank Corp.	529	64,543
Two Harbors Investment Corp.	6,212	64,481
Alleghany Corp.*	158	64,461
Lazard Ltd. — Class A	1,370	64,459
Popular, Inc.*	2,082	64,334
Arch Capital Group Ltd.*	1,122	64,313
CBRE Group, Inc. — Class A*	2,414	64,309
Principal Financial Group, Inc.	1,372	64,264
Axis Capital Holdings Ltd.	1,402	64,142
Chimera Investment Corp.	20,729	64,053
Ocwen Financial Corp.*	1,686	63,899
Moody’s Corp.	813	63,821
White Mountains Insurance Group Ltd.	107	63,800
Spirit Realty Capital, Inc.	5,914	63,694
Validus Holdings Ltd.	1,718	63,686
American National Insurance Co.	566	63,624
Jones Lang LaSalle, Inc.	548	63,508
Crown Castle International Corp.	873	63,493

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Mack-Cali Realty Corp.	3,115	$63,453
Cullen/Frost Bankers, Inc.	829	63,344
Ares Capital Corp.	3,682	63,220
Protective Life Corp.	1,234	63,119
Voya Financial, Inc.	1,783	63,100
Santander Consumer USA Holdings, Inc. ADR	2,768	62,944
NASDAQ OMX Group, Inc.	1,703	62,841
Legg Mason, Inc.	1,336	62,645
CNA Financial Corp.	1,528	62,572
Brown & Brown, Inc.	2,100	62,538
Valley National Bancorp	6,231	62,435
People’s United Financial, Inc.	4,372	62,432
CommonWealth REIT	2,452	62,305
Reinsurance Group of America, Inc. — Class A	812	62,289
BankUnited, Inc.	1,887	62,252
Associated Banc-Corp.	3,546	62,232
MSCI, Inc. — Class A*	1,534	62,188
Invesco Ltd.	1,766	62,181
St. Joe Co.*	3,473	61,993
SunTrust Banks, Inc.	1,617	61,866
New York Community Bancorp, Inc.	4,014	61,856
Realogy Holdings Corp.*	1,468	61,729
Hanover Insurance Group, Inc.	1,055	61,665
Endurance Specialty Holdings Ltd.	1,213	61,645
Fulton Financial Corp.	5,056	61,633
First Niagara Financial Group, Inc.	6,909	61,628
SEI Investments Co.	1,900	61,522
Starwood Waypoint Residential Trust*	2,263	61,486
KeyCorp	4,507	61,475
American Homes 4 Rent — Class A	3,824	61,375
Zions Bancorporation	2,121	61,339
Arthur J Gallagher & Co.	1,362	61,317
Assured Guaranty Ltd.	2,564	61,305
First Citizens BancShares, Inc. — Class A	272	61,170
E*TRADE Financial Corp.*	2,722	61,109
Signature Bank*	514	61,073
Leucadia National Corp.	2,388	60,942
CBOE Holdings, Inc.	1,142	60,937
Lincoln National Corp.	1,256	60,929
Unum Group	1,830	60,793
TCF Financial Corp.	3,863	60,649
Eaton Vance Corp.	1,681	60,634
BOK Financial Corp.	926	60,579
Commerce Bancshares, Inc.	1,390	60,437
East West Bancorp, Inc.	1,751	60,427
First Horizon National Corp.	5,234	60,139
Comerica, Inc.	1,245	60,059
Federated Investors, Inc. — Class B	2,104	60,048
Waddell & Reed Financial, Inc. — Class A	886	59,761
Northern Trust Corp.	990	59,648
First Republic Bank	1,174	59,592
Washington Federal, Inc.	2,760	59,561
Raymond James Financial, Inc.	1,198	59,541
Synovus Financial Corp.	18,513	59,427
Huntington Bancshares, Inc.	6,483	59,384
StanCorp Financial Group, Inc.	971	59,328
City National Corp.	817	59,290
TD Ameritrade Holding Corp.	1,855	59,175
Regions Financial Corp.	5,823	59,045
Artisan Partners Asset Management,
Inc. — Class A	1,016	58,999
Bank of Hawaii Corp.	1,065	58,756
Fifth Third Bancorp	2,754	56,760
CIT Group, Inc.	1,306	56,223
LPL Financial Holdings, Inc.	1,187	56,204
MBIA, Inc.*	4,608	55,849
SVB Financial Group*	502	53,558
Total Financials		11,533,694

MATERIALS - 9.4%
Celanese Corp. — Class A	3,838	235,768
Alcoa, Inc.	17,462	235,213
Compass Minerals International, Inc.	2,563	234,771
Allegheny Technologies, Inc.	5,554	228,825
Sealed Air Corp.	6,627	227,372
Westlake Chemical Corp.	3,175	226,060
Huntsman Corp.	9,005	225,575
Crown Holdings, Inc.*	4,775	225,237
Newmont Mining Corp.	8,976	222,874
MeadWestvaco Corp.	5,695	222,504
International Flavors & Fragrances, Inc.	2,237	220,389
Bemis Company, Inc.	5,471	220,153
Tahoe Resources, Inc.*	9,871	220,123
AptarGroup, Inc.	3,257	219,587
Royal Gold, Inc.	3,314	219,387
Greif, Inc. — Class A	4,035	218,657
Ball Corp.	3,885	218,298
RPM International, Inc.	5,108	217,907
Sonoco Products Co.	5,173	217,680
Sigma-Aldrich Corp.	2,248	216,280
Albemarle Corp.	3,219	215,802
International Paper Co.	4,602	214,683
Eastman Chemical Co.	2,456	214,090
Steel Dynamics, Inc.	11,635	212,571
Silgan Holdings, Inc.	4,269	212,383
Cabot Corp.	3,666	211,895
Sherwin-Williams Co.	1,059	211,631
Nucor Corp.	4,084	211,347
Reliance Steel & Aluminum Co.	2,976	210,760
Valspar Corp.	2,883	210,574
Scotts Miracle-Gro Co. — Class A	3,433	210,134
FMC Corp.	2,706	208,362
Eagle Materials, Inc.	2,485	207,075
Vulcan Materials Co.	3,205	206,819
Airgas, Inc.	1,942	206,357
Cytec Industries, Inc.	2,155	205,415
Owens-Illinois, Inc.*	6,462	205,362
Martin Marietta Materials, Inc.	1,651	205,269
Ashland, Inc.	2,122	204,985
CF Industries Holdings, Inc.	824	202,020
Packaging Corporation of America	3,017	201,023
Rockwood Holdings, Inc.	2,821	200,432
Carpenter Technology Corp.	3,190	200,332
Kronos Worldwide, Inc.	12,728	199,193

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

NewMarket Corp.	534	$198,819
United States Steel Corp.	7,592	197,544
Rock-Tenn Co. — Class A	2,052	196,192
WR Grace & Co.*	2,100	193,410
Cliffs Natural Resources, Inc.[1]	10,753	190,543
Domtar Corp.	1,849	172,623
Avery Dennison Corp.	2,259	109,923
Total Materials		10,720,228

UTILITIES - 9.4%
Pepco Holdings, Inc.	12,944	346,381
Calpine Corp.*	12,848	294,605
AGL Resources, Inc.	5,362	289,548
Atmos Energy Corp.	5,651	288,427
Entergy Corp.	3,936	285,360
Public Service Enterprise Group, Inc.	6,958	285,069
Consolidated Edison, Inc.	4,871	282,664
DTE Energy Co.	3,581	279,819
SCANA Corp.	5,169	277,472
TECO Energy, Inc.	15,419	276,925
National Fuel Gas Co.	3,755	276,518
Xcel Energy, Inc.	8,676	276,504
CenterPoint Energy, Inc.	11,120	275,331
Wisconsin Energy Corp.	5,677	275,221
Vectren Corp.	6,778	274,983
CMS Energy Corp.	9,062	274,669
Northeast Utilities	5,809	274,533
NRG Energy, Inc.	8,389	274,488
AES Corp.	18,855	272,455
Edison International	4,812	272,167
ONE Gas, Inc.	7,440	272,155
UGI Corp.	5,826	272,016
Alliant Energy Corp.	4,650	271,932
Integrys Energy Group, Inc.	4,432	271,593
MDU Resources Group, Inc.	7,659	271,282
Westar Energy, Inc.	7,491	268,777
NiSource, Inc.	7,397	268,659
OGE Energy Corp.	7,185	268,216
Questar Corp.	11,034	267,906
Pinnacle West Capital Corp.	4,778	267,329
PPL Corp.	7,987	266,287
Sempra Energy	2,700	266,247
Ameren Corp.	6,430	265,623
American Water Works Company, Inc.	5,825	265,212
FirstEnergy Corp.	7,806	263,453
Aqua America, Inc.	10,494	263,294
Great Plains Energy, Inc.	9,813	263,283
ITC Holdings Corp.	7,107	262,746
Hawaiian Electric Industries, Inc.	10,460	250,935
Total Utilities		10,720,084

TELECOMMUNICATION SERVICES - 2.0%
Level 3 Communications, Inc.*	6,859	295,143
Frontier Communications Corp.[1]	47,763	284,190
Telephone & Data Systems, Inc.	10,302	280,111
Windstream Holdings, Inc.[1]	30,856	279,864
United States Cellular Corp.	6,461	268,390
tw telecom, Inc. — Class A*	8,348	256,200
Intelsat S.A.*	13,964	253,866
T-Mobile US, Inc.	8,087	236,868
SBA Communications Corp. — Class A*	1,374	123,330
Total Telecommunication Services		2,277,962

Total Common Stocks
(Cost $91,013,306)		113,325,343

SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	305,853	305,853

Total Short Term Investments
(Cost $305,853)		305,853

	FACE
	AMOUNT
SECURITIES LENDING COLLATERAL††,2 - 3.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$1,733,837	1,733,837
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	1,165,138	1,165,138
issued 04/30/14 at 0.04%
due 05/01/14	65,595	65,595
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	790,630	790,630

Total Securities Lending Collateral
(Cost $3,755,200)		3,755,200

Total Investments - 103.3%
(Cost $95,074,359)		$117,386,396

Other Assets & Liabilities, net - (3.3)%		(3,740,964)
Total Net Assets - 100.0%		$113,645,432

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.8%

INDUSTRIALS - 12.2%
MRC Global, Inc.*	5,204	$151,905
Timken Co.	2,356	148,616
Ingersoll-Rand plc	2,393	143,101
Fastenal Co.	2,778	139,122
Precision Castparts Corp.	548	138,693
Valmont Industries, Inc.	931	138,635
Armstrong World Industries, Inc.*	2,561	134,606
Hexcel Corp.*	3,152	131,407
Owens Corning	3,183	130,026
Lennox International, Inc.	1,513	126,835
Masco Corp.	6,199	124,538
SolarCity Corp.*	2,103	111,985
Navistar International Corp.*	2,280	86,480
CH Robinson Worldwide, Inc.	1,426	83,991
Clean Harbors, Inc.*	1,345	80,700
Old Dominion Freight Line, Inc.*	1,320	80,032
Waste Management, Inc.	1,779	79,077
J.B. Hunt Transport Services, Inc.	1,034	78,687
Spirit AeroSystems Holdings,
Inc. — Class A*	2,620	78,679
WESCO International, Inc.*	894	78,475
Landstar System, Inc.	1,243	78,297
Stanley Black & Decker, Inc.	910	78,160
Delta Air Lines, Inc.	2,121	78,116
Caterpillar, Inc.	737	77,680
Textron, Inc.	1,895	77,506
Nordson Corp.	1,042	77,473
Robert Half International, Inc.	1,725	77,280
MSC Industrial Direct Company,
Inc. — Class A	848	77,219
Dover Corp.	891	76,982
Con-way, Inc.	1,809	76,846
Expeditors International of
Washington, Inc.	1,862	76,789
Parker Hannifin Corp.	605	76,762
Covanta Holding Corp.	4,153	76,623
Pitney Bowes, Inc.	2,854	76,487
Babcock & Wilcox Co.	2,196	76,399
SPX Corp.	749	76,278
Deere & Co.	816	76,165
Illinois Tool Works, Inc.	893	76,110
Triumph Group, Inc.	1,173	76,022
Ryder System, Inc.	925	76,017
Kennametal, Inc.	1,626	75,983
Cummins, Inc.	503	75,878
Carlisle Companies, Inc.	922	75,835
Joy Global, Inc.	1,254	75,717
General Electric Co.	2,813	75,642
Snap-on, Inc.	652	75,632
AGCO Corp.	1,356	75,529
3M Co.	543	75,526
Xylem, Inc.	2,009	75,518
Boeing Co.	585	75,477
Iron Mountain, Inc.	2,653	75,451
Roper Industries, Inc.	543	75,450
Manpowergroup, Inc.	927	75,402
IDEX Corp.	1,010	75,316
Regal-Beloit Corp.	1,007	75,253
Trinity Industries, Inc.	1,002	75,210
Republic Services, Inc. — Class A	2,140	75,093
AO Smith Corp.	1,605	75,050
Colfax Corp.*	1,042	75,003
Crane Co.	1,031	74,985
Huntington Ingalls Industries, Inc.	727	74,881
Emerson Electric Co.	1,098	74,862
Harsco Corp.	3,128	74,853
Union Pacific Corp.	393	74,839
Stericycle, Inc.*	642	74,754
Alliant Techsystems, Inc.	518	74,706
Genesee & Wyoming, Inc. — Class A*	754	74,654
Manitowoc Company, Inc.	2,349	74,651
Kansas City Southern	739	74,550
FedEx Corp.	547	74,529
United Technologies Corp.	629	74,430
AECOM Technology Corp.*	2,293	74,339
ITT Corp.	1,723	74,330
Southwest Airlines Co.	3,075	74,323
Lockheed Martin Corp.	451	74,027
Waste Connections, Inc.	1,656	73,957
Terex Corp.	1,706	73,853
Copart, Inc.*	2,034	73,773
General Dynamics Corp.	674	73,769
United Rentals, Inc.*	785	73,657
ADT Corp.	2,433	73,574
Alaska Air Group, Inc.	782	73,571
Kirby Corp.*	731	73,553
AMETEK, Inc.	1,395	73,544
WW Grainger, Inc.	289	73,522
Honeywell International, Inc.	791	73,484
B/E Aerospace, Inc.*	837	73,463
United Parcel Service, Inc. — Class B	744	73,284
Allison Transmission Holdings, Inc.	2,453	73,198
Hubbell, Inc. — Class B	619	72,869
Donaldson Company, Inc.	1,729	72,774
Toro Co.	1,143	72,626
URS Corp.	1,537	72,423
IHS, Inc. — Class A*	600	72,378
Rollins, Inc.	2,405	72,342
Danaher Corp.	985	72,279
HD Supply Holdings, Inc.*	2,801	72,210
Cintas Corp.	1,225	72,189
RR Donnelley & Sons Co.	4,097	72,107
Northrop Grumman Corp.	592	71,934
Fluor Corp.	950	71,915
Eaton Corporation plc	989	71,841
Graco, Inc.	987	71,558
Exelis, Inc.	3,859	71,546
Air Lease Corp. — Class A	1,994	71,525
Towers Watson & Co. — Class A	637	71,484
Verisk Analytics, Inc. — Class A*	1,186	71,267
L-3 Communications Holdings, Inc.	617	71,183

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Rockwell Collins, Inc.	915	$71,050
CSX Corp.	2,516	71,002
Raytheon Co.	742	70,846
Norfolk Southern Corp.	749	70,803
Copa Holdings S.A. — Class A	523	70,751
Rockwell Automation, Inc.	590	70,316
GATX Corp.	1,070	70,224
Quanta Services, Inc.*	1,987	70,101
Oshkosh Corp.	1,261	69,998
Flowserve Corp.	957	69,909
TransDigm Group, Inc.	393	69,903
Pentair Ltd.	932	69,238
PACCAR, Inc.	1,082	69,226
Pall Corp.	822	69,171
Chicago Bridge & Iron Company N.V.	862	69,020
Wabtec Corp.	925	68,959
American Airlines Group, Inc.*	1,964	68,877
KBR, Inc.	2,713	68,829
Allegion plc	1,383	68,251
Lincoln Electric Holdings, Inc.	1,003	67,010
United Continental Holdings, Inc.*	1,633	66,741
Jacobs Engineering Group, Inc.*	1,142	65,893
AMERCO	246	61,527
Avis Budget Group, Inc.*	1,147	60,321
Hertz Global Holdings, Inc.*	2,084	59,331
Nielsen N.V.	1,224	57,467
WABCO Holdings, Inc.*	518	55,431
KAR Auction Services, Inc.	1,791	53,336
Fortune Brands Home & Security, Inc.	1,320	52,602
Dun & Bradstreet Corp.	428	47,405
Equifax, Inc.	614	43,477
Total Industrials		10,848,146

INFORMATION TECHNOLOGY - 12.1%
First Solar, Inc.*	1,846	124,587
Micron Technology, Inc.*	3,552	92,778
CommScope Holding Company, Inc.*	3,401	90,739
Skyworks Solutions, Inc.	2,209	90,679
Apple, Inc.	150	88,514
Tech Data Corp.*	1,413	88,298
Symantec Corp.	4,318	87,569
CDW Corp.	3,080	86,825
SanDisk Corp.	1,013	86,075
Science Applications International Corp.	2,205	85,995
Intel Corp.	3,199	85,381
Oracle Corp.	2,075	84,826
Lam Research Corp.	1,472	84,802
Amphenol Corp. — Class A	887	84,575
Equinix, Inc.*	448	84,139
Marvell Technology Group Ltd.	5,300	84,058
Cisco Systems, Inc.	3,632	83,936
ANSYS, Inc.*	1,098	83,788
ON Semiconductor Corp.*	8,865	83,420
AVX Corp.	6,248	83,411
NVIDIA Corp.	4,500	83,115
Corning, Inc.	3,968	82,971
Hewlett-Packard Co.	2,508	82,914
Citrix Systems, Inc.*	1,396	82,797
VeriFone Systems, Inc.*	2,469	82,563
Harris Corp.	1,120	82,342
Microsoft Corp.	2,038	82,335
International Business Machines Corp.	419	82,321
Fortinet, Inc.*	3,743	82,271
Yahoo!, Inc.*	2,288	82,254
Cadence Design Systems, Inc.*	5,284	82,219
Avago Technologies Ltd.	1,292	82,042
Amdocs Ltd.	1,762	81,986
Solera Holdings, Inc.	1,265	81,947
Advanced Micro Devices, Inc.*,1	20,027	81,910
Microchip Technology, Inc.	1,722	81,864
Compuware Corp.	7,899	81,834
Maxim Integrated Products, Inc.	2,521	81,781
Riverbed Technology, Inc.*	4,202	81,729
LSI Corp.	7,325	81,601
QUALCOMM, Inc.	1,036	81,544
F5 Networks, Inc.*	775	81,507
Gartner, Inc.*	1,179	81,280
Rovi Corp.*	3,631	80,935
Synopsys, Inc.*	2,138	80,432
Electronic Arts, Inc.*	2,840	80,372
MICROS Systems, Inc.*	1,559	80,289
Jabil Circuit, Inc.	4,651	80,276
Facebook, Inc. — Class A*	1,342	80,225
Western Digital Corp.	910	80,198
Autodesk, Inc.*	1,666	80,001
CA, Inc.	2,647	79,781
Xerox Corp.	6,583	79,588
Texas Instruments, Inc.	1,747	79,401
Arrow Electronics, Inc.*	1,398	79,337
DST Systems, Inc.	860	79,283
Vishay Intertechnology, Inc.	5,572	79,234
Motorola Solutions, Inc.	1,246	79,221
AOL, Inc.*	1,850	79,199
Cognizant Technology Solutions
Corp. — Class A*	1,653	79,187
Analog Devices, Inc.	1,540	78,987
Intuit, Inc.	1,042	78,932
TIBCO Software, Inc.*	4,020	78,913
Computer Sciences Corp.	1,333	78,887
Activision Blizzard, Inc.	3,941	78,859
Broadcom Corp. — Class A	2,557	78,781
NetApp, Inc.	2,212	78,769
Adobe Systems, Inc.*	1,268	78,223
Juniper Networks, Inc.*	3,154	77,872
Applied Materials, Inc.	4,084	77,841
Teradata Corp.*	1,710	77,737
Fairchild Semiconductor International,
Inc. — Class A*	6,098	77,628
Diebold, Inc.	2,058	77,401
Nuance Communications, Inc.*	4,805	77,312
EchoStar Corp. — Class A*	1,713	77,016
EMC Corp.	2,966	76,523
IPG Photonics Corp.*	1,183	76,457
Informatica Corp.*	2,156	76,430

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Avnet, Inc.	1,772	$76,426
Ingram Micro, Inc. — Class A*	2,832	76,351
Booz Allen Hamilton Holding Corp.	3,276	76,134
Atmel Corp.*	9,785	76,029
Salesforce.com, Inc.*	1,470	75,926
Stratasys Ltd.*	782	75,752
Freescale Semiconductor Ltd.*	3,430	75,357
KLA-Tencor Corp.	1,177	75,316
SolarWinds, Inc.*	1,856	74,834
Akamai Technologies, Inc.*	1,404	74,510
IAC/InterActiveCorp	1,124	74,499
Palo Alto Networks, Inc.*	1,171	74,452
Linear Technology Corp.	1,673	74,449
Polycom, Inc.*	6,046	74,366
JDS Uniphase Corp.*	5,839	73,980
Automatic Data Processing, Inc.	948	73,906
Dolby Laboratories, Inc. — Class A*	1,852	73,802
Brocade Communications Systems, Inc.*	7,912	73,661
Altera Corp.	2,258	73,430
Rackspace Hosting, Inc.*	2,520	73,130
Teradyne, Inc.	4,113	72,677
Zebra Technologies Corp. — Class A*	1,046	72,634
Trimble Navigation Ltd.*	1,889	72,594
Paychex, Inc.	1,722	71,997
Knowles Corp.*	2,574	71,892
VeriSign, Inc.*	1,522	71,808
VMware, Inc. — Class A*	769	71,140
Genpact Ltd.*	4,218	71,115
Twitter, Inc.*,1	1,824	71,081
Silicon Laboratories, Inc.*	1,578	70,931
Zynga, Inc. — Class A*	17,480	70,794
Red Hat, Inc.*	1,448	70,445
Xilinx, Inc.	1,492	70,407
FLIR Systems, Inc.	2,061	70,156
ServiceNow, Inc.*	1,409	70,055
Leidos Holdings, Inc.	1,881	70,048
Accenture plc — Class A	871	69,872
Lexmark International, Inc. — Class A	1,613	69,359
NetSuite, Inc.*	886	68,497
NCR Corp.*	2,239	68,312
National Instruments Corp.	2,486	67,893
3D Systems Corp.*,1	1,418	67,128
LinkedIn Corp. — Class A*	437	67,066
Concur Technologies, Inc.*	823	66,227
Cree, Inc.*	1,404	66,227
Workday, Inc. — Class A*	877	64,082
NeuStar, Inc. — Class A*	2,368	60,905
Tableau Software, Inc. — Class A*	1,095	60,521
Splunk, Inc.*	1,082	59,045
Nimble Storage, Inc.*	2,371	58,445
FireEye, Inc.*	1,317	51,705
eBay, Inc.*	966	50,068
Fiserv, Inc.*	762	46,314
Total System Services, Inc.	1,434	45,558
Broadridge Financial Solutions, Inc.	1,156	44,321
Vantiv, Inc. — Class A*	1,405	43,204
Fidelity National Information Services, Inc.	807	43,118
Jack Henry & Associates, Inc.	773	42,639
FactSet Research Systems, Inc.	399	42,494
Pandora Media, Inc.*	1,811	42,414
MasterCard, Inc. — Class A	576	42,365
FleetCor Technologies, Inc.*	370	42,228
Western Union Co.	2,647	42,008
Global Payments, Inc.	619	41,368
CoreLogic, Inc.*	1,436	40,251
Visa, Inc. — Class A	195	39,509
Google, Inc. — Class A*	72	38,511
Google, Inc. — Class C*	72	37,920
Alliance Data Systems Corp.*	154	37,253
Total Information Technology		10,775,960

ENERGY - 11.8%
Energen Corp.	2,095	163,221
Cabot Oil & Gas Corp.	3,920	153,978
WPX Energy, Inc.*	7,177	152,727
Laredo Petroleum, Inc.*	5,203	152,084
Peabody Energy Corp.	7,998	152,042
PBF Energy, Inc. — Class A	4,920	151,438
Anadarko Petroleum Corp.	1,519	150,411
CVR Energy, Inc.[1]	3,056	150,202
Ultra Petroleum Corp.*,1	4,963	147,897
Diamond Offshore Drilling, Inc.[1]	2,699	147,392
Continental Resources, Inc.*	1,062	147,108
Oasis Petroleum, Inc.*	3,154	146,693
Chesapeake Energy Corp.	5,094	146,453
Equities Corp.	1,327	144,630
Superior Energy Services, Inc.	4,356	143,400
Tesoro Corp.	2,541	143,033
SandRidge Energy, Inc.*,1	20,552	140,987
Newfield Exploration Co.*	4,152	140,545
Baker Hughes, Inc.	2,010	140,499
RPC, Inc.	6,306	140,182
Gulfport Energy Corp.*	1,897	139,752
HollyFrontier Corp.	2,653	139,521
Concho Resources, Inc.*	1,069	139,451
Dresser-Rand Group, Inc.*	2,294	138,649
Rice Energy, Inc.*	4,666	138,580
Hess Corp.	1,553	138,465
ONEOK, Inc.	2,187	138,262
Devon Energy Corp.	1,973	138,110
CONSOL Energy, Inc.	3,100	137,981
FMC Technologies, Inc.*	2,433	137,951
Spectra Energy Corp.	3,464	137,555
Frank’s International N.V.	5,006	137,315
ConocoPhillips	1,843	136,953
Whiting Petroleum Corp.*	1,856	136,824
Halliburton Co.	2,168	136,736
Exxon Mobil Corp.	1,334	136,615
Phillips 66	1,636	136,148
Patterson-UTI Energy, Inc.	4,184	136,106
Pioneer Natural Resources Co.	703	135,869
Range Resources Corp.	1,492	134,951
Chevron Corp.	1,074	134,808
Apache Corp.	1,552	134,714

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Schlumberger Ltd.	1,325	$134,554
Southwestern Energy Co.*	2,808	134,447
SM Energy Co.	1,812	134,324
Noble Energy, Inc.	1,870	134,229
Nabors Industries Ltd.	5,258	134,184
Valero Energy Corp.	2,341	133,835
QEP Resources, Inc.	4,359	133,778
Cameron International Corp.*	2,056	133,558
Williams Companies, Inc.	3,162	133,342
National Oilwell Varco, Inc.	1,692	132,873
Golar LNG Ltd.[1]	3,005	132,821
World Fuel Services Corp.	2,910	132,521
Dril-Quip, Inc.*	1,171	132,464
Marathon Oil Corp.	3,663	132,417
Oceaneering International, Inc.	1,803	132,124
Marathon Petroleum Corp.	1,417	131,710
Denbury Resources, Inc.	7,815	131,448
Cimarex Energy Co.	1,103	131,389
Cheniere Energy, Inc.*	2,322	131,077
Unit Corp.*	1,981	130,647
Seadrill Ltd.	3,691	129,997
Murphy Oil Corp.	2,048	129,905
Kinder Morgan, Inc.	3,968	129,595
Occidental Petroleum Corp.	1,353	129,550
Helmerich & Payne, Inc.	1,189	129,185
EOG Resources, Inc.	1,318	129,164
Oil States International, Inc.*	1,325	128,711
Kosmos Energy Ltd.*	11,661	127,338
Antero Resources Corp.*	1,929	126,677
Atwood Oceanics, Inc.*	2,555	126,626
Cobalt International Energy, Inc.*	6,936	124,848
EP Energy Corp. — Class A*	6,405	124,449
Rowan Companies plc — Class A	3,842	118,795
McDermott International, Inc.*,1	16,226	117,314
Tidewater, Inc.	1,518	77,312
Teekay Corp.	1,296	72,719
Total Energy		10,556,165

CONSUMER STAPLES - 11.3%
Herbalife Ltd.[1]	3,647	218,746
Lorillard, Inc.	3,648	216,763
Fresh Market, Inc.*	5,816	215,773
Energizer Holdings, Inc.	1,931	215,672
Kellogg Co.	3,153	210,714
Altria Group, Inc.	5,224	209,534
Kroger Co.	4,500	207,180
Mead Johnson Nutrition Co. — Class A	2,343	206,793
Philip Morris International, Inc.	2,418	206,570
Pinnacle Foods, Inc.	6,770	205,808
Reynolds American, Inc.	3,645	205,687
Coca-Cola Co.	5,040	205,582
Dean Foods Co.	12,892	204,209
Colgate-Palmolive Co.	3,029	203,852
Walgreen Co.	2,997	203,496
Mondelez International, Inc. — Class A	5,696	203,062
Ingredion, Inc.	2,880	202,896
Dr Pepper Snapple Group, Inc.	3,648	202,172
Procter & Gamble Co.	2,447	202,000
General Mills, Inc.	3,809	201,953
PepsiCo, Inc.	2,351	201,927
Molson Coors Brewing Co. — Class B	3,367	201,919
Campbell Soup Co.	4,421	201,111
Clorox Co.	2,215	200,901
Bunge Ltd.	2,512	200,081
Archer-Daniels-Midland Co.	4,557	199,278
Kraft Foods Group, Inc.	3,481	197,930
Sysco Corp.	5,429	197,778
Kimberly-Clark Corp.	1,761	197,672
Church & Dwight Company, Inc.	2,848	196,540
Brown-Forman Corp. — Class B	2,190	196,487
ConAgra Foods, Inc.	6,434	196,301
JM Smucker Co.	2,030	196,260
Beam, Inc.	2,337	195,069
McCormick & Company, Inc.	2,737	194,874
WhiteWave Foods Co. — Class A*	7,031	194,688
Hormel Foods Corp.	4,035	192,429
Coca-Cola Enterprises, Inc.	4,206	191,121
Monster Beverage Corp.*	2,854	191,104
Tyson Foods, Inc. — Class A	4,541	190,586
Whole Foods Market, Inc.	3,812	189,456
Constellation Brands, Inc. — Class A*	2,366	188,901
Flowers Foods, Inc.	9,165	188,066
CVS Caremark Corp.	2,585	187,981
Hillshire Brands Co.	5,260	187,519
Hershey Co.	1,893	182,182
Sprouts Farmers Market, Inc.*	5,516	176,347
Safeway, Inc.	5,171	176,124
Keurig Green Mountain, Inc.	1,843	172,652
Estee Lauder Companies, Inc. — Class A	802	58,201
Coty, Inc. — Class A	3,611	57,957
Wal-Mart Stores, Inc.	705	56,196
Avon Products, Inc.	3,660	55,925
Costco Wholesale Corp.	478	55,295
Nu Skin Enterprises, Inc. — Class A	627	54,549
Total Consumer Staples		10,069,869

HEALTH CARE - 11.0%
Allergan, Inc.	812	134,662
Myriad Genetics, Inc.*,1	3,032	127,981
ResMed, Inc.[1]	2,281	113,708
Hospira, Inc.*	2,430	111,294
Mallinckrodt plc*	1,556	110,834
Edwards Lifesciences Corp.*	1,359	110,718
Tenet Healthcare Corp.*	2,428	109,454
Gilead Sciences, Inc.*	1,365	107,139
Salix Pharmaceuticals Ltd.*	971	106,810
United Therapeutics Corp.*	1,062	106,211
Alkermes plc*	2,295	106,167
LifePoint Hospitals, Inc.*	1,878	105,018
QIAGEN N.V.*	4,790	104,901
Alexion Pharmaceuticals, Inc.*	660	104,412
Zimmer Holdings, Inc.	1,073	103,866
Merck & Company, Inc.	1,773	103,827
Johnson & Johnson	1,025	103,822
Universal Health Services, Inc. — Class B	1,269	103,792
Health Net, Inc.*	3,022	103,745

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

IDEXX Laboratories, Inc.*	817	$103,301
Baxter International, Inc.	1,415	102,998
Zoetis, Inc.	3,400	102,884
Mylan, Inc.*	2,022	102,677
Techne Corp.	1,148	102,528
HCA Holdings, Inc.*	1,971	102,492
Celgene Corp.*	697	102,466
Community Health Systems, Inc.*	2,701	102,341
Eli Lilly & Co.	1,729	102,184
Envision Healthcare Holdings, Inc.*	2,994	101,167
Sirona Dental Systems, Inc.*	1,341	100,870
AbbVie, Inc.	1,928	100,410
Covidien plc	1,408	100,320
WellPoint, Inc.	995	100,177
DaVita HealthCare Partners, Inc.*	1,441	99,861
Abbott Laboratories	2,577	99,833
Forest Laboratories, Inc.*	1,086	99,814
Hologic, Inc.*	4,754	99,763
Actavis plc*	488	99,713
AmerisourceBergen Corp. — Class A	1,529	99,660
Cigna Corp.	1,243	99,490
Laboratory Corporation of
America Holdings*	1,006	99,292
Omnicare, Inc.	1,671	99,040
CareFusion Corp.*	2,522	98,509
Jazz Pharmaceuticals plc*	730	98,477
Medtronic, Inc.	1,673	98,406
Patterson Companies, Inc.	2,417	98,372
Cooper Companies, Inc.	744	98,141
Hill-Rom Holdings, Inc.	2,626	98,107
Cardinal Health, Inc.	1,411	98,079
Becton Dickinson and Co.	865	97,771
DENTSPLY International, Inc.	2,184	97,472
Bio-Rad Laboratories, Inc. — Class A*	790	97,336
Henry Schein, Inc.*	852	97,324
Stryker Corp.	1,249	97,110
Pfizer, Inc.	3,089	96,624
St. Jude Medical, Inc.	1,522	96,601
Humana, Inc.	880	96,580
Varian Medical Systems, Inc.*	1,212	96,415
McKesson Corp.	569	96,269
Brookdale Senior Living, Inc. — Class A*	3,021	96,189
Illumina, Inc.*	708	96,182
Thermo Fisher Scientific, Inc.	843	96,102
Cubist Pharmaceuticals, Inc.*	1,369	95,912
Regeneron Pharmaceuticals, Inc.*	323	95,895
Quest Diagnostics, Inc.	1,711	95,696
Aetna, Inc.	1,337	95,529
Vertex Pharmaceuticals, Inc.*	1,409	95,389
Teleflex, Inc.	934	95,352
Boston Scientific Corp.*	7,506	94,651
Bristol-Myers Squibb Co.	1,886	94,470
ARIAD Pharmaceuticals, Inc.*,1	12,948	94,132
Alere, Inc.*	2,818	94,121
Medivation, Inc.*	1,562	94,048
Endo International plc*	1,492	93,914
MEDNAX, Inc.*	1,583	93,793
Quintiles Transnational Holdings, Inc.*	1,987	93,647
Biogen Idec, Inc.*	326	93,601
VCA Antech, Inc.*	3,054	93,544
PerkinElmer, Inc.	2,223	93,299
Incyte Corporation Ltd.*	1,919	93,187
CR Bard, Inc.	677	92,972
Perrigo Company plc	637	92,276
Amgen, Inc.	825	92,194
UnitedHealth Group, Inc.	1,218	91,399
Bruker Corp.*	4,383	90,553
Cerner Corp.*	1,753	89,929
Premier, Inc. — Class A*	2,989	89,670
Charles River Laboratories International, Inc.*	1,656	88,960
Express Scripts Holding Co.*	1,319	87,819
Theravance, Inc.*	3,226	86,844
Pharmacyclics, Inc.*	913	86,352
Covance, Inc.*	973	85,896
Intuitive Surgical, Inc.*	232	83,914
Catamaran Corp.*	2,204	83,201
Allscripts Healthcare Solutions, Inc.*	5,461	83,116
Seattle Genetics, Inc.*	2,158	83,040
BioMarin Pharmaceutical, Inc.*	1,417	82,512
Veeva Systems, Inc. — Class A*,1	3,779	72,595
Mettler-Toledo International, Inc.*	307	71,568
Agilent Technologies, Inc.	1,305	70,522
Waters Corp.*	671	66,120
Total Health Care		9,819,340

CONSUMER DISCRETIONARY - 10.3%
GNC Holdings, Inc. — Class A	4,506	202,770
Groupon, Inc. — Class A*	10,291	71,934
LKQ Corp.*	2,172	63,249
DeVry Education Group, Inc.	1,333	60,025
Staples, Inc.	4,798	59,975
Harley-Davidson, Inc.	805	59,522
Charter Communications, Inc. — Class A*	438	59,362
Dillard’s, Inc. — Class A	600	58,758
Hanesbrands, Inc.	710	58,284
Whirlpool Corp.	376	57,671
Big Lots, Inc.*	1,452	57,354
Ford Motor Co.	3,524	56,913
Hyatt Hotels Corp. — Class A*	1,009	56,787
McDonald’s Corp.	560	56,773
DR Horton, Inc.	2,543	56,658
Time Warner Cable, Inc.	400	56,584
CST Brands, Inc.	1,729	56,417
Interpublic Group of Companies, Inc.	3,238	56,406
Murphy USA, Inc.*	1,327	56,398
Carnival Corp.	1,430	56,213
Target Corp.	910	56,193
Harman International Industries, Inc.	512	56,120
Marriott International, Inc. — Class A	967	56,018
Comcast Corp. — Class A	1,082	56,004
Yum! Brands, Inc.	727	55,972
Cinemark Holdings, Inc.	1,884	55,804
Tupperware Brands Corp.	657	55,786
Leggett & Platt, Inc.	1,694	55,665
PVH Corp.	443	55,628

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

BorgWarner, Inc.	894	$55,553
AutoZone, Inc.*	104	55,525
Signet Jewelers Ltd.	548	55,523
Genuine Parts Co.	637	55,495
Time Warner, Inc.	834	55,428
Foot Locker, Inc.	1,191	55,417
Garmin Ltd.	970	55,387
Deckers Outdoor Corp.*	701	55,344
Bally Technologies, Inc.*	850	55,344
Lions Gate Entertainment Corp.	2,084	55,289
Liberty Interactive Corp. — Class A*	1,900	55,214
AutoNation, Inc.*	1,041	55,163
Las Vegas Sands Corp.	697	55,154
Tiffany & Co.	630	55,119
Royal Caribbean Cruises Ltd.	1,035	54,990
John Wiley & Sons, Inc. — Class A	957	54,989
Lear Corp.	661	54,903
Starz — Class A*	1,701	54,891
Delphi Automotive plc	821	54,876
GameStop Corp. — Class A	1,380	54,758
Scripps Networks Interactive,
Inc. — Class A	729	54,726
Visteon Corp.*	630	54,690
Newell Rubbermaid, Inc.	1,816	54,680
Thor Industries, Inc.	898	54,661
Cabela’s, Inc.*	833	54,653
Hasbro, Inc.	989	54,652
O’Reilly Automotive, Inc.*	367	54,606
Dollar General Corp.*	966	54,521
Family Dollar Stores, Inc.	927	54,461
Tempur Sealy International, Inc.*	1,085	54,445
Walt Disney Co.	686	54,427
Sirius XM Holdings, Inc.*	17,043	54,367
ARAMARK Holdings Corp.	1,928	54,350
MGM Resorts International*	2,152	54,295
General Motors Co.	1,574	54,272
TRW Automotive Holdings Corp.*	675	54,236
Wyndham Worldwide Corp.	760	54,218
Regal Entertainment Group — Class A	2,883	54,200
VF Corp.	887	54,187
Home Depot, Inc.	680	54,067
Best Buy Company, Inc.	2,084	54,038
DIRECTV*	696	54,010
Ascena Retail Group, Inc.*	3,138	53,974
Chico’s FAS, Inc.	3,397	53,944
Viacom, Inc. — Class B	634	53,877
Cablevision Systems Corp. — Class A	3,226	53,874
Dollar Tree, Inc.*	1,034	53,840
Mattel, Inc.	1,372	53,803
Burger King Worldwide, Inc.	2,058	53,776
Lennar Corp. — Class A	1,392	53,717
Goodyear Tire & Rubber Co.	2,131	53,701
Liberty Media Corp. — Class A*	414	53,700
News Corp. — Class A*	3,155	53,698
Twenty-First Century Fox, Inc. — Class A	1,675	53,634
NIKE, Inc. — Class B	735	53,618
Norwegian Cruise Line Holdings Ltd.*	1,635	53,579
Starwood Hotels & Resorts Worldwide, Inc.	699	53,578
Sally Beauty Holdings, Inc.*	1,953	53,532
Guess?, Inc.	1,988	53,497
Gannett Company, Inc.	1,968	53,471
Expedia, Inc.	753	53,455
Michael Kors Holdings Ltd.*	585	53,352
Advance Auto Parts, Inc.	439	53,246
Urban Outfitters, Inc.*	1,493	53,233
PulteGroup, Inc.	2,894	53,221
Johnson Controls, Inc.	1,179	53,220
PetSmart, Inc.	786	53,196
Kohl’s Corp.	970	53,146
The Gap, Inc.	1,352	53,134
Macy’s, Inc.	925	53,123
Nordstrom, Inc.	865	53,007
Polaris Industries, Inc.	394	52,926
Service Corporation International	2,818	52,894
Domino’s Pizza, Inc.	711	52,884
Mohawk Industries, Inc.*	399	52,832
Carter’s, Inc.	717	52,814
Jarden Corp.*	924	52,807
Liberty Global plc — Class A*	1,326	52,801
Six Flags Entertainment Corp.	1,313	52,704
Darden Restaurants, Inc.	1,060	52,693
H&R Block, Inc.	1,852	52,634
Tesla Motors, Inc.*	253	52,596
Hilton Worldwide Holdings, Inc.*	2,406	52,523
Abercrombie & Fitch Co. — Class A	1,428	52,493
Toll Brothers, Inc.*	1,531	52,421
Madison Square Garden Co. — Class A*	959	52,361
TJX Companies, Inc.	899	52,304
Liberty Global plc*	1,360	52,265
JC Penney Company, Inc.*,1	6,132	52,245
Weight Watchers International, Inc.[1]	2,635	52,173
Choice Hotels International, Inc.	1,180	52,132
SeaWorld Entertainment, Inc.	1,732	52,064
Brinker International, Inc.	1,058	51,990
Lamar Advertising Co. — Class A*	1,041	51,967
Aaron’s, Inc.	1,762	51,926
L Brands, Inc.	958	51,924
CarMax, Inc.*	1,186	51,923
Dick’s Sporting Goods, Inc.	985	51,870
Ralph Lauren Corp. — Class A	342	51,769
Starbucks Corp.	732	51,694
Tractor Supply Co.	765	51,439
Penn National Gaming, Inc.*	4,609	51,436
Williams-Sonoma, Inc.	818	51,387
Ross Stores, Inc.	753	51,264
Wynn Resorts Ltd.	251	51,176
Gentex Corp.	1,785	51,176
Graham Holdings Co. — Class B	76	51,013
Priceline Group, Inc.*	44	50,941
DSW, Inc. — Class A	1,524	50,886
Lowe’s Companies, Inc.	1,108	50,868
Sears Holdings Corp.*,1	1,155	50,601
Wendy’s Co.	6,085	50,566
American Eagle Outfitters, Inc.	4,352	50,309

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Omnicom Group, Inc.	740	$50,083
CBS Corp. — Class B	865	49,962
Bed Bath & Beyond, Inc.*	801	49,766
DreamWorks Animation SKG,
Inc. — Class A*	2,067	49,670
Discovery Communications,
Inc. — Class A*	654	49,639
International Game Technology	3,949	49,560
NVR, Inc.*	46	49,542
DISH Network Corp. — Class A*	864	49,127
AMC Networks, Inc. — Class A*	746	48,990
Coach, Inc.	1,097	48,981
Dunkin’ Brands Group, Inc.	1,074	48,878
Fossil Group, Inc.*	458	48,846
Panera Bread Co. — Class A*	318	48,644
Chipotle Mexican Grill, Inc. — Class A*	97	48,355
Taylor Morrison Home Corp. — Class A*	2,276	48,274
Clear Channel Outdoor Holdings,
Inc. — Class A	5,999	48,112
Liberty Ventures*	824	47,825
Amazon.com, Inc.*	155	47,140
TripAdvisor, Inc.*	582	46,991
Netflix, Inc.*	145	46,696
Under Armour, Inc. — Class A*	948	46,348
Ulta Salon Cosmetics & Fragrance, Inc.*	528	46,311
Apollo Education Group, Inc. — Class A*	1,604	46,291
HomeAway, Inc.*	1,382	45,081
Thomson Reuters Corp.	1,244	45,008
zulily, Inc. — Class A*,1	1,032	43,881
Morningstar, Inc.	543	39,818
Lands’ End, Inc.*,1	345	9,539
Total Consumer Discretionary		9,153,562

FINANCIALS - 10.1%
Essex Property Trust, Inc.	458	79,353
McGraw Hill Financial, Inc.	711	52,564
Aspen Insurance Holdings Ltd.	1,081	49,488
Interactive Brokers Group,
Inc. — Class A	2,003	47,872
HCP, Inc.	1,141	47,762
Ventas, Inc.	712	47,049
Extra Space Storage, Inc.	890	46,574
Travelers Companies, Inc.	509	46,105
Health Care REIT, Inc.	730	46,056
Host Hotels & Resorts, Inc.	2,145	46,010
TFS Financial Corp.*	3,435	45,995
Simon Property Group, Inc.	264	45,725
Retail Properties of America,
Inc. — Class A	3,190	45,681
CBL & Associates Properties, Inc.	2,514	45,679
WR Berkley Corp.	1,032	45,656
Affiliated Managers Group, Inc.*	230	45,586
Duke Realty Corp.	2,599	45,534
Mercury General Corp.	950	45,467
Macerich Co.	699	45,372
SL Green Realty Corp.	433	45,339
Hospitality Properties Trust	1,508	45,315
General Growth Properties, Inc.	1,971	45,274
American International Group, Inc.	851	45,214
Senior Housing Properties Trust	1,926	45,203
Taubman Centers, Inc.	620	45,161
Markel Corp.*	72	45,066
Realty Income Corp.	1,035	44,971
DDR Corp.	2,618	44,951
Vornado Realty Trust	438	44,939
Everest Re Group Ltd.	284	44,881
Hatteras Financial Corp.	2,291	44,835
Kimco Realty Corp.	1,954	44,786
Piedmont Office Realty Trust,
Inc. — Class A	2,539	44,712
Plum Creek Timber Company, Inc.	1,025	44,690
Old Republic International Corp.	2,693	44,596
Weingarten Realty Investors	1,429	44,585
Chubb Corp.	484	44,567
AvalonBay Communities, Inc.	326	44,515
ACE Ltd.	435	44,509
BioMed Realty Trust, Inc.	2,129	44,496
Nationstar Mortgage Holdings, Inc.*,1	1,359	44,480
RenaissanceRe Holdings Ltd.	439	44,431
Public Storage	253	44,404
PartnerRe Ltd.	421	44,373
Allied World Assurance Company
Holdings AG	412	44,368
Regency Centers Corp.	845	44,303
Equity Lifestyle Properties, Inc.	1,058	44,298
MFA Financial, Inc.	5,570	44,170
Mid-America Apartment Communities, Inc.	634	44,158
Erie Indemnity Co. — Class A	616	44,136
Omega Healthcare Investors, Inc.	1,269	44,136
Federal Realty Investment Trust	375	44,078
Berkshire Hathaway, Inc. — Class B*	342	44,067
Boston Properties, Inc.	376	44,045
Healthcare Trust of America,
Inc. — Class A	3,763	43,989
Equity Residential	740	43,986
Fidelity National Financial,
Inc. — Class A	1,366	43,958
Assurant, Inc.	652	43,951
American Capital Ltd.*	2,931	43,936
ProAssurance Corp.	966	43,876
Home Properties, Inc.	712	43,859
American Capital Agency Corp.	1,931	43,853
Weyerhaeuser Co.	1,467	43,790
Tanger Factory Outlet Centers, Inc.	1,227	43,779
American Campus Communities, Inc.	1,146	43,777
SLM Corp.	1,699	43,749
Genworth Financial, Inc. — Class A*	2,449	43,715
Alexandria Real Estate Equities, Inc.	592	43,701
American Tower Corp. — Class A	523	43,681
Brixmor Property Group, Inc.	1,989	43,678
Apartment Investment & Management
Co. — Class A	1,416	43,655
Ameriprise Financial, Inc.	391	43,647
XL Group plc — Class A	1,392	43,639
Annaly Capital Management, Inc.	3,777	43,624
Corrections Corporation of America	1,329	43,591

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

IntercontinentalExchange Group, Inc.	213	$43,546
Hartford Financial Services Group, Inc.	1,213	43,510
Camden Property Trust	635	43,491
American Financial Group, Inc.	744	43,472
Torchmark Corp.	545	43,437
Digital Realty Trust, Inc.	813	43,414
Allstate Corp.	762	43,396
Wells Fargo & Co.	874	43,385
Aon plc	511	43,374
Kilroy Realty Corp.	728	43,367
Corporate Office Properties Trust	1,620	43,335
Post Properties, Inc.	862	43,281
Howard Hughes Corp.*	303	43,256
Alleghany Corp.*	106	43,246
Loews Corp.	983	43,223
Douglas Emmett, Inc.	1,566	43,222
Starwood Property Trust, Inc.	1,797	43,218
Liberty Property Trust	1,152	43,200
Prologis, Inc.	1,062	43,149
Forest City Enterprises, Inc. — Class A*	2,280	43,115
Gaming and Leisure Properties, Inc.	1,173	43,108
HCC Insurance Holdings, Inc.	938	43,092
National Retail Properties, Inc.	1,261	43,038
WP Carey, Inc.	700	43,036
Hudson City Bancorp, Inc.	4,319	43,017
Brandywine Realty Trust	2,955	42,995
Cincinnati Financial Corp.	882	42,989
Progressive Corp.	1,771	42,947
Rayonier, Inc.	950	42,845
Kemper Corp.	1,087	42,839
UDR, Inc.	1,655	42,798
Lazard Ltd. — Class A	908	42,721
T. Rowe Price Group, Inc.	519	42,625
Two Harbors Investment Corp.	4,104	42,600
Principal Financial Group, Inc.	909	42,578
Marsh & McLennan Companies, Inc.	863	42,555
CBRE Group, Inc. — Class A*	1,595	42,491
Popular, Inc.*	1,375	42,488
Arch Capital Group Ltd.*	741	42,474
Moody’s Corp.	540	42,390
Axis Capital Holdings Ltd.	926	42,365
M&T Bank Corp.	347	42,337
White Mountains Insurance
Group Ltd.	71	42,334
Chimera Investment Corp.	13,697	42,324
Aflac, Inc.	674	42,273
Ocwen Financial Corp.*	1,113	42,183
Validus Holdings Ltd.	1,136	42,112
Spirit Realty Capital, Inc.	3,909	42,100
Jones Lang LaSalle, Inc.	363	42,068
Crown Castle International Corp.	578	42,038
Morgan Stanley	1,357	41,972
Mack-Cali Realty Corp.	2,060	41,962
American National Insurance Co.	373	41,929
Cullen/Frost Bankers, Inc.	548	41,873
Ares Capital Corp.	2,434	41,792
Goldman Sachs Group, Inc.	261	41,713
Voya Financial, Inc.	1,178	41,689
Protective Life Corp.	815	41,687
Discover Financial Services	745	41,646
Capital One Financial Corp.	563	41,606
BlackRock, Inc. — Class A	138	41,538
Santander Consumer USA Holdings,
Inc. ADR	1,826	41,523
PNC Financial Services Group, Inc.	494	41,516
Legg Mason, Inc.	884	41,451
NASDAQ OMX Group, Inc.	1,123	41,439
Brown & Brown, Inc.	1,389	41,364
American Express Co.	473	41,354
Invesco Ltd.	1,173	41,301
MetLife, Inc.	788	41,252
People’s United Financial, Inc.	2,888	41,241
CNA Financial Corp.	1,007	41,237
Valley National Bancorp	4,114	41,222
BankUnited, Inc.	1,249	41,205
Franklin Resources, Inc.	787	41,199
CommonWealth REIT	1,621	41,190
Associated Banc-Corp.	2,340	41,067
MSCI, Inc. — Class A*	1,011	40,986
St. Joe Co.*	2,294	40,948
Hanover Insurance Group, Inc.	700	40,915
SunTrust Banks, Inc.	1,069	40,900
New York Community Bancorp, Inc.	2,653	40,883
Bank of New York Mellon Corp.	1,206	40,847
Reinsurance Group of America,
Inc. — Class A	532	40,810
Endurance Specialty Holdings Ltd.	803	40,808
Realogy Holdings Corp.*	969	40,746
First Niagara Financial Group, Inc.	4,567	40,738
Fulton Financial Corp.	3,338	40,690
SEI Investments Co.	1,256	40,669
KeyCorp	2,980	40,647
Starwood Waypoint Residential Trust*	1,493	40,565
Zions Bancorporation	1,402	40,546
Assured Guaranty Ltd.	1,694	40,504
American Homes 4 Rent — Class A	2,523	40,494
First Citizens BancShares, Inc. — Class A	180	40,480
Citigroup, Inc.	844	40,436
Arthur J Gallagher & Co.	898	40,428
E*TRADE Financial Corp.*	1,800	40,410
Charles Schwab Corp.	1,522	40,409
Leucadia National Corp.	1,579	40,296
U.S. Bancorp	988	40,291
Signature Bank*	339	40,280
Unum Group	1,210	40,196
CBOE Holdings, Inc.	753	40,180
Lincoln National Corp.	827	40,118
BOK Financial Corp.	613	40,102
TCF Financial Corp.	2,552	40,066
Commerce Bancshares, Inc.	921	40,045
Eaton Vance Corp.	1,110	40,038
Prudential Financial, Inc.	495	39,937
State Street Corp.	618	39,898
East West Bancorp, Inc.	1,156	39,894

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

First Horizon National Corp.	3,460	$39,755
Federated Investors, Inc. — Class B	1,392	39,728
CME Group, Inc. — Class A	563	39,630
Comerica, Inc.	821	39,605
Waddell & Reed Financial, Inc. — Class A	586	39,526
Northern Trust Corp.	656	39,524
JPMorgan Chase & Co.	706	39,522
Huntington Bancshares, Inc.	4,297	39,361
First Republic Bank	775	39,339
City National Corp.	542	39,333
Washington Federal, Inc.	1,822	39,319
Synovus Financial Corp.	12,231	39,262
Raymond James Financial, Inc.	789	39,213
TD Ameritrade Holding Corp.	1,224	39,046
StanCorp Financial Group, Inc.	639	39,043
Regions Financial Corp.	3,847	39,009
BB&T Corp.	1,043	38,935
Artisan Partners Asset Management,
Inc. — Class A	670	38,907
Bank of Hawaii Corp.	704	38,840
Fifth Third Bancorp	1,818	37,469
Bank of America Corp.	2,465	37,320
LPL Financial Holdings, Inc.	784	37,122
CIT Group, Inc.	861	37,066
MBIA, Inc.*	3,042	36,869
SVB Financial Group*	331	35,314
Total Financials		9,008,636

MATERIALS - 9.6%
Celanese Corp. — Class A	2,506	153,944
Alcoa, Inc.	11,396	153,504
Compass Minerals International, Inc.	1,671	153,064
Southern Copper Corp.	4,982	150,157
Allegheny Technologies, Inc.	3,625	149,350
Sealed Air Corp.	4,325	148,391
Westlake Chemical Corp.	2,071	147,455
Huntsman Corp.	5,877	147,219
Crown Holdings, Inc.*	3,115	146,935
Freeport-McMoRan Copper & Gold, Inc.	4,264	146,554
Newmont Mining Corp.	5,862	145,553
MeadWestvaco Corp.	3,720	145,340
International Flavors & Fragrances, Inc.	1,462	144,036
Bemis Company, Inc.	3,572	143,737
Tahoe Resources, Inc.*	6,441	143,634
AptarGroup, Inc.	2,129	143,537
Royal Gold, Inc.	2,165	143,323
Greif, Inc. — Class A	2,633	142,682
Ball Corp.	2,538	142,610
RPM International, Inc.	3,333	142,186
Sonoco Products Co.	3,375	142,020
Sigma-Aldrich Corp.	1,468	141,236
Albemarle Corp.	2,101	140,851
International Paper Co.	3,003	140,090
Eastman Chemical Co.	1,601	139,559
Mosaic Co.	2,784	139,311
LyondellBasell Industries N.V. — Class A	1,506	139,305
Steel Dynamics, Inc.	7,592	138,706
Silgan Holdings, Inc.	2,785	138,554
Cabot Corp.	2,394	138,373
Sherwin-Williams Co.	692	138,289
Nucor Corp.	2,665	137,914
Reliance Steel & Aluminum Co.	1,945	137,745
Valspar Corp.	1,883	137,534
Scotts Miracle-Gro Co. — Class A	2,243	137,294
PPG Industries, Inc.	709	137,277
EI du Pont de Nemours & Co.	2,032	136,794
Dow Chemical Co.	2,735	136,477
FMC Corp.	1,767	136,059
Praxair, Inc.	1,041	135,903
Eagle Materials, Inc.	1,623	135,245
Vulcan Materials Co.	2,094	135,126
Airgas, Inc.	1,267	134,631
Monsanto Co.	1,211	134,058
Cytec Industries, Inc.	1,406	134,020
Owens-Illinois, Inc.*	4,217	134,016
Martin Marietta Materials, Inc.	1,077	133,903
Ashland, Inc.	1,383	133,598
Air Products & Chemicals, Inc.	1,134	133,268
CF Industries Holdings, Inc.	540	132,392
Ecolab, Inc.	1,262	132,056
Packaging Corporation of America	1,968	131,128
Rockwood Holdings, Inc.	1,842	130,874
Carpenter Technology Corp.	2,081	130,687
Kronos Worldwide, Inc.	8,309	130,036
NewMarket Corp.	347	129,195
United States Steel Corp.	4,955	128,929
Rock-Tenn Co. — Class A	1,338	127,926
WR Grace & Co.*	1,370	126,177
Cliffs Natural Resources, Inc.[1]	7,019	124,377
Domtar Corp.	1,209	112,872
Avery Dennison Corp.	1,453	70,703
Total Materials		8,517,719

UTILITIES - 9.0%
Pepco Holdings, Inc.	8,242	220,555
Calpine Corp.*	8,189	187,774
AGL Resources, Inc.	3,415	184,410
Atmos Energy Corp.	3,600	183,744
Entergy Corp.	2,509	181,903
Public Service Enterprise Group, Inc.	4,435	181,702
American Electric Power Company, Inc.	3,350	180,264
Consolidated Edison, Inc.	3,104	180,125
DTE Energy Co.	2,283	178,394
Exelon Corp.	5,087	178,198
Duke Energy Corp.	2,372	176,690
SCANA Corp.	3,290	176,607
TECO Energy, Inc.	9,826	176,475
National Fuel Gas Co.	2,394	176,294
Xcel Energy, Inc.	5,530	176,241
NextEra Energy, Inc.	1,759	175,636
CenterPoint Energy, Inc.	7,087	175,474
Wisconsin Energy Corp.	3,618	175,401
Vectren Corp.	4,320	175,262
Southern Co.	3,821	175,116
NRG Energy, Inc.	5,347	174,954
CMS Energy Corp.	5,771	174,919

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Northeast Utilities	3,700	$174,862
AES Corp.	12,014	173,602
Edison International	3,066	173,413
ONE Gas, Inc.	4,739	173,353
UGI Corp.	3,711	173,267
Alliant Energy Corp.	2,962	173,218
Integrys Energy Group, Inc.	2,823	172,993
MDU Resources Group, Inc.	4,880	172,850
NiSource, Inc.	4,716	171,285
Westar Energy, Inc.	4,772	171,219
OGE Energy Corp.	4,579	170,934
Questar Corp.	7,030	170,688
Pinnacle West Capital Corp.	3,042	170,200
Dominion Resources, Inc.	2,342	169,889
PG&E Corp.	3,726	169,831
Sempra Energy	1,722	169,806
PPL Corp.	5,091	169,734
Ameren Corp.	4,098	169,288
American Water Works Company, Inc.	3,710	168,916
FirstEnergy Corp.	4,977	167,974
Aqua America, Inc.	6,687	167,777
Great Plains Energy, Inc.	6,252	167,741
ITC Holdings Corp.	4,532	167,548
Hawaiian Electric Industries, Inc.	6,663	159,845
Total Utilities		8,056,371

TELECOMMUNICATION SERVICES - 2.4%
Level 3 Communications, Inc.*	4,370	188,041
Frontier Communications Corp.	30,436	181,094
Telephone & Data Systems, Inc.	6,566	178,530
Windstream Holdings, Inc.[1]	19,662	178,334
CenturyLink, Inc.	5,108	178,320
United States Cellular Corp.	4,115	170,937
AT&T, Inc.	4,767	170,182
Verizon Communications, Inc.	3,509	163,976
tw telecom, Inc. — Class A*	5,320	163,271
Intelsat S.A.*	8,899	161,784
Sprint Corp.*	18,392	156,332
T-Mobile US, Inc.	5,151	150,873
SBA Communications Corp. — Class A*	896	80,425
Total Telecommunication Services		2,122,099

Total Common Stocks
(Cost $71,654,296)		88,927,867

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	174,530	174,530

Total Short Term Investments
(Cost $174,530)		174,530

	Face
	Amount

SECURITIES LENDING COLLATERAL††,2 - 2.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$907,983	907,983
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	610,164	610,164
issued 04/30/14 at 0.04%
due 05/01/14	34,351	34,351
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	414,040	414,040
Total Securities Lending Collateral
(Cost $1,966,538)		1,966,538

Total Investments - 102.2%
(Cost $73,795,364)		$91,068,935

Other Assets & Liabilities, net - (2.2)%		(1,942,181)

Total Net Assets - 100.0%		$89,126,754

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.5%

INDUSTRIALS - 14.0%
West Corp.	2,681	$65,282
Pendrell Corp.*	34,773	57,375
Pike Corp.*	5,795	55,632
EnerNOC, Inc.*	1,815	42,834
Trex Company, Inc.*	484	38,004
Capstone Turbine Corp.*,1	17,888	36,849
Aceto Corp.	1,673	36,605
Enphase Energy, Inc.*,1	4,794	36,195
PowerSecure International, Inc.*	1,608	35,746
Insteel Industries, Inc.	1,720	35,398
FuelCell Energy, Inc.*,1	15,540	35,276
Dynamic Materials Corp.	1,742	35,188
Northwest Pipe Co.*	983	35,162
Ply Gem Holdings, Inc.*	2,731	34,820
Watsco, Inc.	335	34,475
LB Foster Co. — Class A	717	33,950
Nortek, Inc.*	410	33,686
NN, Inc.	1,720	33,660
Global Brass & Copper Holdings, Inc.	2,122	33,655
CLARCOR, Inc.	582	33,616
AAON, Inc.	1,180	33,453
Polypore International, Inc.*	959	33,258
Apogee Enterprises, Inc.	1,044	33,168
Mueller Industries, Inc.	1,130	32,702
RBC Bearings, Inc.*	521	32,437
Builders FirstSource, Inc.*	4,127	32,397
Simpson Manufacturing Company, Inc.	977	32,036
Patrick Industries, Inc.*	796	31,896
Mueller Water Products, Inc. — Class A	3,490	31,829
USG Corp.*	1,058	31,592
Comfort Systems USA, Inc.	2,106	31,590
Universal Forest Products, Inc.	622	31,405
Quanex Building Products Corp.	1,666	31,387
Ameresco, Inc. — Class A*	4,844	31,050
NCI Building Systems, Inc.*	1,983	31,014
Gibraltar Industries, Inc.*	1,813	30,966
LSI Industries, Inc.	4,036	30,714
Continental Building Products, Inc.*	1,806	30,702
Acuity Brands, Inc.	246	30,644
Rexnord Corp.*	1,143	30,564
Beacon Roofing Supply, Inc.*	858	30,528
Interface, Inc. — Class A	1,682	30,259
PGT, Inc.*	3,024	30,089
Griffon Corp.	2,768	29,452
Stock Building Supply Holdings, Inc.*	1,651	28,579
Accuride Corp.*	3,903	22,013
XPO Logistics, Inc.*	790	21,441
US Ecology, Inc.	452	20,182
VSE Corp.	317	19,803
Greenbrier Companies, Inc.*	373	19,560
DXP Enterprises, Inc.*	172	19,472
Marten Transport Ltd.	811	19,026
FreightCar America, Inc.	722	18,960
Power Solutions International, Inc.*	229	18,950
Echo Global Logistics, Inc.*	965	18,875
Commercial Vehicle Group, Inc.*	1,940	18,837
Twin Disc, Inc.	649	18,776
Titan Machinery, Inc.*	1,064	18,769
CIRCOR International, Inc.	231	18,760
Hub Group, Inc. — Class A*	416	18,574
Huron Consulting Group, Inc.*	260	18,512
Woodward, Inc.	410	18,380
Saia, Inc.*	445	18,321
Standex International Corp.	308	18,286
ArcBest Corp.	463	18,251
Kforce, Inc.	786	18,172
Knight Transportation, Inc.	760	18,035
Allegiant Travel Co. — Class A	153	17,970
Deluxe Corp.	327	17,969
GrafTech International Ltd.*	1,601	17,947
Park-Ohio Holdings Corp.	307	17,926
Lindsay Corp.	203	17,890
Insperity, Inc.	556	17,825
TriMas Corp.*	495	17,751
Orbital Sciences Corp.*	603	17,728
Aegion Corp. — Class A*	688	17,537
Textainer Group Holdings Ltd.	445	17,489
Ducommun, Inc.*	720	17,474
FTI Consulting, Inc.*	508	17,424
Furmanite Corp.*	1,661	17,407
Federal Signal Corp.	1,145	17,381
Esterline Technologies Corp.*	159	17,334
Mistras Group, Inc.*	762	17,305
Kaman Corp.	412	17,292
Multi-Color Corp.	496	17,286
Hawaiian Holdings, Inc.*	1,196	17,282
Moog, Inc. — Class A*	264	17,279
Mobile Mini, Inc.	389	17,186
Lydall, Inc.*	733	17,160
Encore Wire Corp.	352	17,153
Knoll, Inc.	939	17,080
RPX Corp.*	1,038	17,002
Alamo Group, Inc.	320	16,998
AZZ, Inc.	391	16,977
Werner Enterprises, Inc.	663	16,973
Tutor Perini Corp.*	573	16,961
Quality Distribution, Inc.*	1,349	16,957
Albany International Corp. — Class A	471	16,947
Curtiss-Wright Corp.	265	16,944
Dycom Industries, Inc.*	539	16,925
YRC Worldwide, Inc.*	754	16,912
Atlas Air Worldwide Holdings, Inc.*	483	16,900
Actuant Corp. — Class A	499	16,896
Rush Enterprises, Inc. — Class A*	525	16,853
TAL International Group, Inc.	399	16,830
Casella Waste Systems, Inc. — Class A*	3,295	16,805
Hurco Companies, Inc.	630	16,796
Generac Holdings, Inc.	285	16,781
Thermon Group Holdings, Inc.*	704	16,769
Barnes Group, Inc.	435	16,756
Wabash National Corp.*	1,252	16,727

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Steelcase, Inc. — Class A	1,014	$16,711
H&E Equipment Services, Inc.*	433	16,692
Team, Inc.*	389	16,684
Matson, Inc.	704	16,678
Hyster-Yale Materials Handling, Inc.	173	16,675
Manitex International, Inc.*	1,012	16,658
Tetra Tech, Inc.	581	16,657
Tennant Co.	261	16,649
Air Transport Services Group, Inc.*	2,125	16,639
Schawk, Inc. — Class A	831	16,620
Healthcare Services Group, Inc.	570	16,587
Applied Industrial Technologies, Inc.	346	16,580
Altra Industrial Motion Corp.	485	16,568
ACCO Brands Corp.*	2,702	16,563
ICF International, Inc.*	425	16,562
Powell Industries, Inc.	261	16,527
Korn/Ferry International*	568	16,500
Heartland Express, Inc.	758	16,494
ExOne Co.*,1	477	16,476
Columbus McKinnon Corp.	621	16,450
AAR Corp.	635	16,447
Roadrunner Transportation Systems, Inc.*	667	16,428
Layne Christensen Co.*	943	16,427
CRA International, Inc.*	754	16,415
Miller Industries, Inc.	847	16,406
Swift Transportation Co. — Class A*	682	16,402
EnPro Industries, Inc.*	230	16,378
Kratos Defense & Security Solutions, Inc.*	2,268	16,375
EMCOR Group, Inc.	356	16,372
Brady Corp. — Class A	633	16,325
Forward Air Corp.	369	16,321
Raven Industries, Inc.	528	16,315
HNI Corp.	463	16,311
EnerSys, Inc.	241	16,287
Patriot Transportation Holding, Inc.*	465	16,219
LMI Aerospace, Inc.*	1,187	16,191
American Railcar Industries, Inc.	233	16,180
Gorman-Rupp Co.	521	16,177
General Cable Corp.	631	16,166
Orion Marine Group, Inc.*	1,378	16,164
Douglas Dynamics, Inc.	958	16,161
Middleby Corp.*	64	16,159
Teledyne Technologies, Inc.*	174	16,158
Herman Miller, Inc.	523	16,124
Heidrick & Struggles International, Inc.	852	16,060
Briggs & Stratton Corp.	750	16,028
On Assignment, Inc.*	457	15,995
Engility Holdings, Inc.*	366	15,972
Celadon Group, Inc.	694	15,969
CECO Environmental Corp.	1,002	15,922
Performant Financial Corp.*	1,824	15,887
John Bean Technologies Corp.	548	15,887
ABM Industries, Inc.	586	15,875
Titan International, Inc.	906	15,864
Houston Wire & Cable Co.	1,273	15,862
GP Strategies Corp.*	603	15,847
Exponent, Inc.	225	15,845
Quad/Graphics, Inc.	731	15,826
GenCorp, Inc.*	899	15,786
Resources Connection, Inc.	1,154	15,706
Kimball International, Inc. — Class B	937	15,704
Sun Hydraulics Corp.	384	15,698
Aircastle Ltd.	892	15,672
MYR Group, Inc.*	668	15,671
Cubic Corp.	330	15,652
Spirit Airlines, Inc.*	275	15,631
Great Lakes Dredge & Dock Corp.*	1,811	15,629
International Shipholding Corp.	579	15,598
Energy Recovery, Inc.*	3,051	15,591
McGrath RentCorp	493	15,569
MSA Safety, Inc.	295	15,561
HEICO Corp.	281	15,545
Hardinge, Inc.	1,161	15,511
ESCO Technologies, Inc.	464	15,507
Blount International, Inc.*	1,388	15,504
CAI International, Inc.*	712	15,486
Wesco Aircraft Holdings, Inc.*	764	15,479
Kadant, Inc.	445	15,464
Acacia Research Corp.	963	15,447
JetBlue Airways Corp.*	1,954	15,446
Granite Construction, Inc.	413	15,438
Proto Labs, Inc.*	255	15,438
InnerWorkings, Inc.*	2,143	15,430
CBIZ, Inc.*	1,800	15,426
Corporate Executive Board Co.	223	15,391
Odyssey Marine Exploration, Inc.*,1	7,025	15,385
United Stationers, Inc.	408	15,312
Franklin Electric Company, Inc.	395	15,275
Astec Industries, Inc.	382	15,261
Argan, Inc.	570	15,259
TrueBlue, Inc.*	570	15,248
Ennis, Inc.	1,019	15,244
Navigant Consulting, Inc.*	906	15,221
Primoris Services Corp.	543	15,193
MasTec, Inc.*	383	15,159
SkyWest, Inc.	1,304	15,126
SP Plus Corp.*	619	15,116
Watts Water Technologies, Inc. — Class A	284	15,109
Scorpio Bulkers, Inc.*	1,681	15,045
TRC Companies, Inc.*	2,536	15,038
Brink’s Co.	591	15,035
Heritage-Crystal Clean, Inc.*	937	14,992
Global Power Equipment Group, Inc.	854	14,971
PMFG, Inc.*	2,637	14,952
Advisory Board Co.*	261	14,945
Republic Airways Holdings, Inc.*	1,797	14,933
Ultrapetrol Bahamas Ltd.*	5,257	14,877
UniFirst Corp.	154	14,821
Chart Industries, Inc.*	217	14,804
CDI Corp.	966	14,799
Meritor, Inc.*	1,235	14,659
Tecumseh Products Co. — Class A*	2,431	14,610
Astronics Corp.*	255	14,566
UTI Worldwide, Inc.	1,487	14,558

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Kelly Services, Inc. — Class A	691	$14,552
Xerium Technologies, Inc.*	1,077	14,540
G&K Services, Inc. — Class A	274	14,506
Graham Corp.	486	14,502
Franklin Covey Co.*	713	14,453
Norcraft Companies, Inc.*	902	14,324
American Science & Engineering, Inc.	213	14,314
Universal Truckload Services, Inc.	580	14,303
Taser International, Inc.*	876	14,147
Barrett Business Services, Inc.	280	14,115
Cenveo, Inc.*	4,555	14,075
DigitalGlobe, Inc.*	469	13,967
Sterling Construction Company, Inc.*	1,794	13,778
Aerovironment, Inc.*	405	13,677
Vicor Corp.*	1,634	13,660
Viad Corp.	589	13,576
Erickson, Inc.*	856	13,533
Preformed Line Products Co.	224	13,386
Swisher Hygiene, Inc.*	33,010	13,250
National Presto Industries, Inc.	181	13,079
API Technologies Corp.*	5,732	13,069
American Woodmark Corp.*	431	12,934
Courier Corp.	884	12,845
American Superconductor Corp.*	9,945	12,730
Revolution Lighting Technologies, Inc.*,1	4,369	12,714
WageWorks, Inc.*	300	12,711
ARC Document Solutions, Inc.*	1,974	12,634
Sparton Corp.*	461	12,521
Innovative Solutions & Support, Inc.*	1,841	12,390
Acorn Energy, Inc.	4,482	10,398
KEYW Holding Corp.*	762	9,792
Intersections, Inc.	1,364	7,666
Total Industrials		4,968,209
INFORMATION TECHNOLOGY - 12.9%
j2 Global, Inc.	1,303	60,407
SunPower Corp. — Class A*	1,177	39,335
Gogo, Inc.*,1	2,902	39,235
GT Advanced Technologies, Inc.*	2,278	37,838
Belden, Inc.	486	35,872
Cabot Microelectronics Corp.*	753	32,658
Zygo Corp.*	1,117	21,491
VASCO Data Security International, Inc.*	1,778	20,287
Vocus, Inc.*	1,106	19,886
Maxwell Technologies, Inc.*	1,282	19,307
Alliance Fiber Optic Products, Inc.	979	18,816
Itron, Inc.*	477	18,126
Unwired Planet, Inc.*	7,897	18,005
Dice Holdings, Inc.*	2,342	17,916
iGATE Corp.*	479	17,531
VirnetX Holding Corp.*,1	1,097	17,278
Amkor Technology, Inc.*	2,148	17,077
Convergys Corp.	770	16,586
Sykes Enterprises, Inc.*	838	16,584
TeleTech Holdings, Inc.*	687	16,577
Hackett Group, Inc.	2,761	16,566
Vringo, Inc.*	4,017	16,430
Forrester Research, Inc.	463	16,404
Super Micro Computer, Inc.*	801	16,308
Rambus, Inc.*	1,347	16,285
MAXIMUS, Inc.	382	16,262
Sanmina Corp.*	801	16,220
Littelfuse, Inc.	178	16,118
Vishay Precision Group, Inc.*	988	16,035
Measurement Specialties, Inc.*	249	16,023
Monster Worldwide, Inc.*	2,302	15,861
OmniVision Technologies, Inc.*	812	15,858
Mesa Laboratories, Inc.	185	15,855
Immersion Corp.*	1,397	15,842
TeleCommunication Systems,
Inc. — Class A*	6,195	15,797
Lattice Semiconductor Corp.*	1,871	15,754
PRGX Global, Inc.*	2,446	15,728
SYNNEX Corp.*	233	15,700
MTS Systems Corp.	243	15,666
Cirrus Logic, Inc.*	700	15,610
ExlService Holdings, Inc.*	550	15,562
RF Micro Devices, Inc.*	1,841	15,538
Badger Meter, Inc.	310	15,361
Mercury Systems, Inc.*	1,099	15,342
Rosetta Stone, Inc.*	1,288	15,340
Fabrinet*	710	15,336
OSI Systems, Inc.*	274	15,292
LTX-Credence Corp.*	1,586	15,273
TriQuint Semiconductor, Inc.*	1,075	15,244
Electro Rent Corp.	933	15,068
Stamps.com, Inc.*	430	14,925
XO Group, Inc.*	1,401	14,879
PDF Solutions, Inc.*	792	14,866
Constant Contact, Inc.*	574	14,844
Plexus Corp.*	354	14,840
Insight Enterprises, Inc.*	568	14,836
SunEdison, Inc.*	768	14,769
Calix, Inc.*	1,675	14,757
Synaptics, Inc.*	237	14,730
MicroStrategy, Inc. — Class A*	121	14,693
NetScout Systems, Inc.*	377	14,688
Diodes, Inc.*	556	14,662
InterDigital, Inc.	421	14,617
United Online, Inc.	1,233	14,611
Harmonic, Inc.*	2,077	14,601
Spansion, Inc. — Class A*	817	14,567
Trulia, Inc.*	427	14,518
Telenav, Inc.*	2,358	14,455
KVH Industries, Inc.*	1,066	14,402
Extreme Networks, Inc.*	2,516	14,392
Bankrate, Inc.*	820	14,366
LogMeIn, Inc.*	316	14,362
Electronics for Imaging, Inc.*	380	14,360
Digimarc Corp.	434	14,331
Aspen Technology, Inc.*	333	14,316
Advanced Energy Industries, Inc.*	654	14,310
Integrated Silicon Solution, Inc.*	985	14,243
Applied Micro Circuits Corp.*	1,466	14,235
CSG Systems International, Inc.	540	14,234

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Bel Fuse, Inc. — Class B	653	$14,209
Aruba Networks, Inc.*	718	14,195
Photronics, Inc.*	1,634	14,183
Benchmark Electronics, Inc.*	609	14,117
Finisar Corp.*	539	14,095
Ixia*	1,133	14,072
Comtech Telecommunications Corp.	443	14,065
RealD, Inc.*	1,282	14,051
PTC, Inc.*	397	14,042
CIBER, Inc.*	3,249	14,036
Blucora, Inc.*	729	14,033
Pericom Semiconductor Corp.*	1,738	14,026
Control4 Corp.*,1	794	14,022
WebMD Health Corp. — Class A*	318	14,021
Infoblox, Inc.*	713	13,989
Cognex Corp.*	406	13,979
Perficient, Inc.*	764	13,958
Alpha & Omega Semiconductor Ltd.*	1,933	13,918
Cavium, Inc.*	328	13,897
Checkpoint Systems, Inc.*	1,087	13,881
Monolithic Power Systems, Inc.*	374	13,875
ScanSource, Inc.*	361	13,866
Emulex Corp.*	1,939	13,864
BroadSoft, Inc.*	546	13,857
Covisint Corp.*	1,960	13,838
TTM Technologies, Inc.*	1,753	13,831
Viasystems Group, Inc.*	1,150	13,823
Infinera Corp.*	1,542	13,816
ManTech International Corp. — Class A	463	13,811
Endurance International Group
Holdings, Inc.*	1,089	13,776
Plantronics, Inc.	316	13,768
Oplink Communications, Inc.*	802	13,746
Limelight Networks, Inc.*	6,637	13,739
Progress Software Corp.*	640	13,734
RealNetworks, Inc.*	1,820	13,723
Rogers Corp.*	228	13,685
CoStar Group, Inc.*	85	13,676
Silicon Graphics International Corp.*	1,132	13,675
RealPage, Inc.*	770	13,668
Virtusa Corp.*	414	13,650
Anixter International, Inc.	139	13,619
Take-Two Interactive Software, Inc.*	668	13,614
support.com, Inc.*	5,509	13,607
GSI Group, Inc.*	1,120	13,597
NIC, Inc.	741	13,590
EarthLink Holdings Corp.	3,982	13,579
PC Connection, Inc.	678	13,567
Blackbaud, Inc.	445	13,550
Intersil Corp. — Class A	1,098	13,549
Hutchinson Technology, Inc.*	4,873	13,547
American Software, Inc. — Class A	1,405	13,544
SS&C Technologies Holdings, Inc.*	348	13,544
Integrated Device Technology, Inc.*	1,159	13,526
Sonus Networks, Inc.*	4,136	13,525
Cohu, Inc.	1,312	13,514
ModusLink Global Solutions, Inc.*	3,342	13,502
International Rectifier Corp.*	518	13,489
Multi-Fineline Electronix, Inc.*	1,089	13,482
Ultratech, Inc.*	506	13,470
Internap Network Services Corp.*	2,003	13,460
QuinStreet, Inc.*	2,205	13,451
Verint Systems, Inc.*	307	13,437
ACI Worldwide, Inc.*	235	13,430
Epiq Systems, Inc.	1,050	13,430
Actuate Corp.*	2,383	13,416
Shutterstock, Inc.*	185	13,414
comScore, Inc.*	428	13,409
Tessera Technologies, Inc.	611	13,399
Computer Task Group, Inc.	845	13,359
IXYS Corp.	1,236	13,336
NETGEAR, Inc.*	412	13,308
II-VI, Inc.*	924	13,306
Intermolecular, Inc.*	4,890	13,301
Speed Commerce, Inc.*	4,028	13,292
MKS Instruments, Inc.	472	13,287
InvenSense, Inc. — Class A*	616	13,262
Pegasystems, Inc.	800	13,256
Datalink Corp.*	1,030	13,225
GSI Technology, Inc.*	2,080	13,208
Marin Software, Inc.*	1,408	13,207
Mentor Graphics Corp.	638	13,207
AVG Technologies N.V.*	705	13,205
Sapiens International Corporation N.V.*	1,677	13,198
Sapient Corp.*	809	13,162
Tessco Technologies, Inc.	400	13,156
Parkervision, Inc.*,1	2,881	13,137
Ebix, Inc.	832	13,129
Semtech Corp.*	547	13,117
Brooks Automation, Inc.	1,282	13,115
Web.com Group, Inc.*	427	13,113
DSP Group, Inc.*	1,646	13,102
PC-Telephone, Inc.	1,586	13,085
NVE Corp.*	249	13,075
EPAM Systems, Inc.*	420	13,075
Ceva, Inc.*	805	13,065
Tyler Technologies, Inc.*	160	13,064
FleetMatics Group plc*	435	13,063
Entegris, Inc.*	1,177	13,053
Cypress Semiconductor Corp.	1,376	13,031
PLX Technology, Inc.*	2,246	13,027
Inphi Corp.*	880	13,015
Model N, Inc.*	1,444	13,010
Rofin-Sinar Technologies, Inc.*	586	13,009
Microsemi Corp.*	552	12,983
Quantum Corp.*	12,015	12,976
QAD, Inc. — Class A	681	12,973
Park Electrochemical Corp.	486	12,957
Hittite Microwave Corp.	218	12,940
Reis, Inc.*	786	12,938
Envestnet, Inc.*	351	12,934
QLogic Corp.*	1,116	12,923
Applied Optoelectronics, Inc.*	574	12,915
Rally Software Development Corp.*	987	12,910

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Ambarella, Inc.*	519	$12,897
DTS, Inc.*	693	12,897
ServiceSource International, Inc.*	2,066	12,892
CACI International, Inc. — Class A*	185	12,885
Numerex Corp. — Class A*	1,256	12,874
Jive Software, Inc.*	1,721	12,873
ARRIS Group, Inc.*	493	12,862
Agilysys, Inc.*	1,025	12,854
Newport Corp.*	688	12,852
Millennial Media, Inc.*	2,011	12,850
FARO Technologies, Inc.*	322	12,848
Carbonite, Inc.*	1,298	12,837
Veeco Instruments, Inc.*	347	12,829
TechTarget, Inc.*	1,997	12,821
Seachange International, Inc.*	1,368	12,818
Angie’s List, Inc.*	1,133	12,814
Methode Electronics, Inc.	461	12,788
Micrel, Inc.	1,282	12,769
Richardson Electronics Ltd.	1,274	12,765
Westell Technologies, Inc. — Class A*	3,915	12,763
Intralinks Holdings, Inc.*	1,394	12,755
Neonode, Inc.*	2,383	12,749
Peregrine Semiconductor Corp.*	2,374	12,748
Wix.com Ltd.*	622	12,745
PMC-Sierra, Inc.*	1,863	12,743
Aviat Networks, Inc.*	8,396	12,678
Synchronoss Technologies, Inc.*	416	12,663
ePlus, Inc.*	253	12,660
Coherent, Inc.*	212	12,659
Dealertrack Technologies, Inc.*	277	12,656
Audience, Inc.*	1,100	12,650
ShoreTel, Inc.*	1,673	12,631
ADTRAN, Inc.	563	12,628
TiVo, Inc.*	1,064	12,619
Syntel, Inc.*	157	12,610
Lionbridge Technologies, Inc.*	2,144	12,607
Ruckus Wireless, Inc.*	1,206	12,603
Nanometrics, Inc.*	775	12,602
Radisys Corp.*	3,937	12,598
ViaSat, Inc.*	196	12,585
FormFactor, Inc.*	2,188	12,581
Entropic Communications, Inc.*	3,408	12,576
Daktronics, Inc.	965	12,564
Move, Inc.*	1,173	12,539
Bottomline Technologies de, Inc.*	396	12,529
PROS Holdings, Inc.*	456	12,494
Manhattan Associates, Inc.*	396	12,486
Silver Spring Networks, Inc.*	832	12,463
Ellie Mae, Inc.*	510	12,439
Exar Corp.*	1,149	12,432
Demand Media, Inc.*	2,985	12,418
SciQuest, Inc.*	517	12,398
Black Box Corp.	583	12,395
Conversant, Inc.*	507	12,391
Spark Networks, Inc.*	2,733	12,380
Aeroflex Holding Corp.*	1,611	12,324
Monotype Imaging Holdings, Inc.	466	12,307
Digital River, Inc.*	804	12,293
Procera Networks, Inc.*	1,327	12,288
Bazaarvoice, Inc.*	1,827	12,277
Rubicon Technology, Inc.*	1,211	12,267
Ultimate Software Group, Inc.*	102	12,202
Digi International, Inc.*	1,377	12,200
Ubiquiti Networks, Inc.*	315	12,200
Ciena Corp.*	615	12,159
OpenTable, Inc.*	181	12,156
SPS Commerce, Inc.*	234	12,121
Mitek Systems, Inc.*,1	3,717	12,117
CTS Corp.	680	12,097
eGain Corp.*	1,849	12,092
Brightcove, Inc.*	1,401	12,077
Interactive Intelligence Group, Inc.*	193	12,076
KEMET Corp.*	2,407	12,059
Glu Mobile, Inc.*	2,985	11,940
Mavenir Systems, Inc.*	798	11,906
Electro Scientific Industries, Inc.	1,398	11,855
M/A-COM Technology Solutions
Holdings, Inc.*	677	11,854
MaxLinear, Inc. — Class A*	1,495	11,766
Guidance Software, Inc.*	1,273	11,724
MoSys, Inc.*	2,994	11,707
Qlik Technologies, Inc.*	532	11,693
Tangoe, Inc.*	777	11,686
Violin Memory, Inc.*,1	3,241	11,668
Kopin Corp.*	3,565	11,622
Rudolph Technologies, Inc.*	1,273	11,597
Acxiom Corp.*	410	11,578
Marchex, Inc. — Class B	1,251	11,572
Silicon Image, Inc.*	2,062	11,568
LivePerson, Inc.*	1,168	11,563
Vistaprint N.V.*	292	11,525
Callidus Software, Inc.*	1,204	11,492
Unisys Corp.*	470	11,454
Marketo, Inc.*	421	11,426
Axcelis Technologies, Inc.*	6,335	11,340
Universal Display Corp.*	433	11,280
Travelzoo, Inc.*	628	11,266
Liquidity Services, Inc.*	651	11,230
Luxoft Holding, Inc.*	416	11,228
Fusion-io, Inc.*	1,293	11,159
Barracuda Networks, Inc.*,1	432	11,159
Cornerstone OnDemand, Inc.*	303	11,138
FEI Co.	140	11,133
Cray, Inc.*	386	11,082
Demandware, Inc.*	223	11,067
Sigma Designs, Inc.*	2,910	10,971
Qualys, Inc.*	567	10,937
E2open, Inc.*	633	10,932
Zix Corp.*	3,326	10,909
Guidewire Software, Inc.*	288	10,875
Care.com, Inc.*	857	10,498
Yelp, Inc. — Class A*	180	10,498
Cvent, Inc.*	380	10,461
Chegg, Inc.*	1,960	10,329

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

CommVault Systems, Inc.*	213	$10,309
NeoPhotonics Corp.*	1,785	10,299
Imation Corp.*	2,362	10,204
Comverse, Inc.*	408	10,176
Power Integrations, Inc.	215	10,154
Zillow, Inc. — Class A*	91	9,892
Global Eagle Entertainment, Inc.*	896	9,883
ChannelAdvisor Corp.*	376	9,866
Proofpoint, Inc.*	387	9,845
ANADIGICS, Inc.*	7,875	9,844
CalAmp Corp.*	536	9,514
Rocket Fuel, Inc.*	296	9,493
Textura Corp.*	526	9,368
Xoom Corp.*	415	9,259
Benefitfocus, Inc.*	285	9,234
Varonis Systems, Inc.*	363	9,173
Uni-Pixel, Inc.*,1	1,667	9,118
Ultra Clean Holdings, Inc.*	1,062	9,048
Euronet Worldwide, Inc.*	193	8,876
Fair Isaac Corp.	147	8,408
WEX, Inc.*	87	8,349
Cass Information Systems, Inc.	160	8,082
Global Cash Access Holdings, Inc.*	1,197	7,900
Heartland Payment Systems, Inc.	192	7,860
Advent Software, Inc.	272	7,839
EVERTEC, Inc.	323	7,603
Planet Payment, Inc.*	2,860	7,522
Blackhawk Network Holdings, Inc.*	305	7,317
Higher One Holdings, Inc.*	1,179	7,062
Gigamon, Inc.*	442	6,970
Cardtronics, Inc.*	208	6,964
MoneyGram International, Inc.*	443	5,848
Imperva, Inc.*	243	5,560
Total Information Technology		4,577,280

ENERGY - 11.6%
Goodrich Petroleum Corp.*,1	2,617	65,818
FX Energy, Inc.*	11,234	63,472
Clayton Williams Energy, Inc.*	390	56,347
Halcon Resources Corp.*,1	9,919	54,753
Abraxas Petroleum Corp.*	9,430	51,488
Quicksilver Resources, Inc.*,1	15,348	50,034
Comstock Resources, Inc.	1,761	48,956
Gastar Exploration, Inc.*	7,104	47,100
Rex Energy Corp.*	2,195	46,227
Swift Energy Co.*,1	3,745	46,176
EXCO Resources, Inc.	7,256	46,076
Stone Energy Corp.*	923	45,273
VAALCO Energy, Inc.*	4,875	44,948
REX American Resources Corp.*	685	44,772
Pioneer Energy Services Corp.*	2,989	44,745
Matador Resources Co.*	1,547	44,430
Triangle Petroleum Corp.*	4,605	44,300
Synergy Resources Corp.*	3,786	44,069
Midstates Petroleum Company, Inc.*,1	7,430	43,837
Adams Resources & Energy, Inc.	606	43,668
W&T Offshore, Inc.	2,258	43,354
Athlon Energy, Inc.*	1,066	43,077
Key Energy Services, Inc.*	4,267	42,841
Newpark Resources, Inc.*	3,545	42,682
Callon Petroleum Co.*	4,588	42,118
Tesco Corp.	2,101	42,020
Delek US Holdings, Inc.	1,306	41,779
Western Refining, Inc.	958	41,673
PetroQuest Energy, Inc.*	6,920	41,658
Jones Energy, Inc. — Class A*	2,685	41,537
Targa Resources Corp.	384	41,468
Kodiak Oil & Gas Corp.*	3,255	41,371
Diamondback Energy, Inc.*	575	41,366
Alon USA Energy, Inc.	2,534	41,279
Northern Oil and Gas, Inc.*	2,672	41,229
Warren Resources, Inc.*	8,073	40,930
CARBO Ceramics, Inc.	291	40,714
Helix Energy Solutions Group, Inc.*	1,691	40,652
ION Geophysical Corp.*	9,232	40,621
Endeavour International Corp.*,1	11,803	40,602
PDC Energy, Inc.*	637	40,558
Magnum Hunter Resources Corp.*	4,721	40,129
Natural Gas Services Group, Inc.*	1,307	40,112
Carrizo Oil & Gas, Inc.*	728	40,055
Emerald Oil, Inc.*	5,634	39,832
Resolute Energy Corp.*	5,260	39,450
Renewable Energy Group, Inc.*	3,345	39,371
C&J Energy Services, Inc.*	1,302	39,138
Rentech, Inc.*	18,343	38,887
Green Plains Renewable Energy, Inc.	1,300	38,870
Bonanza Creek Energy, Inc.*	799	38,847
TETRA Technologies, Inc.*	3,104	38,800
Panhandle Oil and Gas, Inc. — Class A	882	38,676
Hornbeck Offshore Services, Inc.*	933	38,654
Westmoreland Coal Co.*	1,294	38,315
Basic Energy Services, Inc.*	1,448	38,256
Clean Energy Fuels Corp.*,1	4,322	38,250
Alpha Natural Resources, Inc.*	8,880	38,184
Penn Virginia Corp.*	2,283	37,989
Energy XXI Bermuda Ltd.	1,587	37,977
Approach Resources, Inc.*	1,829	37,952
Contango Oil & Gas Co.*	790	37,952
EPL Oil & Gas, Inc.*	968	37,888
Arch Coal, Inc.[1]	8,251	37,790
Dawson Geophysical Co.	1,336	37,755
Vantage Drilling Co.*	22,604	37,749
Forest Oil Corp.*	20,270	37,702
Forum Energy Technologies, Inc.*	1,259	37,594
Rosetta Resources, Inc.*	794	37,588
Exterran Holdings, Inc.	871	37,470
Mitcham Industries, Inc.*	2,711	37,412
Equal Energy Ltd.	8,251	37,377
SemGroup Corp. — Class A	585	37,370
Sanchez Energy Corp.*	1,313	37,132
North Atlantic Drilling Ltd.	4,322	37,083
Hercules Offshore, Inc.*	8,197	36,641
Era Group, Inc.*	1,282	36,601
RSP Permian, Inc.*	1,291	36,600

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Willbros Group, Inc.*	3,283	$36,474
SEACOR Holdings, Inc.*	435	36,275
Parker Drilling Co.*	5,413	35,888
Bill Barrett Corp.*	1,512	35,804
Isramco, Inc.*	274	35,620
Cloud Peak Energy, Inc.*	1,807	35,580
Evolution Petroleum Corp.	2,984	35,211
Apco Oil and Gas International, Inc.*	2,515	35,160
Nuverra Environmental Solutions, Inc.*	2,047	34,819
Solazyme, Inc.*,1	3,231	34,766
Matrix Service Co.*	1,118	34,624
Gulf Island Fabrication, Inc.	1,712	34,343
BPZ Resources, Inc.*	12,432	33,566
RigNet, Inc.*	712	33,293
Geospace Technologies Corp.*	572	33,250
Cal Dive International, Inc.*,1	21,939	32,470
Bolt Technology Corp.	1,905	32,156
Miller Energy Resources, Inc.*,1	6,636	31,986
TGC Industries, Inc.*	5,791	29,302
Ur-Energy, Inc.*	22,011	26,413
Uranium Energy Corp.*,1	23,925	25,600
GasLog Ltd.	696	18,639
PHI, Inc.*	379	16,979
Ship Finance International Ltd.	951	16,766
Gulfmark Offshore, Inc. — Class A	371	16,699
Bristow Group, Inc.	217	16,666
Teekay Tankers Ltd. — Class A	4,447	15,520
Frontline Ltd.*	4,560	15,504
Scorpio Tankers, Inc.	1,693	15,254
Knightsbridge Tankers Ltd.	1,266	15,129
CHC Group Ltd.*	2,213	14,938
Nordic American Tankers Ltd.	1,668	14,395
Total Energy		4,142,555

CONSUMER DISCRETIONARY - 11.0%
Core-Mark Holding Company, Inc.	1,141	91,895
PetMed Express, Inc.	6,131	80,254
Shiloh Industries, Inc.*	1,893	37,368
Installed Building Products, Inc.*	2,567	35,707
Unifi , Inc.*	1,470	32,546
Culp, Inc.	1,688	30,468
Ruby Tuesday, Inc.*	2,615	20,162
Modine Manufacturing Co.*	1,158	19,084
Global Sources Ltd.*	2,026	18,011
Conn’s, Inc.*	404	17,869
Spartan Motors, Inc.	3,275	17,390
JAKKS Pacific, Inc.	1,977	17,319
Gray Television, Inc.*	1,500	16,875
Remy International, Inc.	630	16,708
Skechers U.S.A., Inc. — Class A*	406	16,642
Systemax, Inc.*	959	16,581
NACCO Industries, Inc. — Class A	309	16,559
Vince Holding Corp.*	596	16,396
Lithia Motors, Inc. — Class A	214	15,896
Nexstar Broadcasting Group, Inc. — Class A	398	15,860
Asbury Automotive Group, Inc.*	255	15,744
Rent-A-Center, Inc. — Class A	537	15,686
Perry Ellis International, Inc.*	1,036	15,644
K12, Inc.*	657	15,558
Multimedia Games Holding Company, Inc.*	532	15,534
Group 1 Automotive, Inc.	215	15,508
Bridgepoint Education, Inc.*	978	15,501
Cato Corp. — Class A	541	15,413
Diamond Resorts International, Inc.*	822	15,380
Bright Horizons Family Solutions, Inc.*	377	15,374
Ascent Capital Group, Inc. — Class A*	223	15,336
Penske Automotive Group, Inc.	334	15,317
Sonic Automotive, Inc. — Class A	629	15,310
Lincoln Educational Services Corp.	3,747	15,288
Lifetime Brands, Inc.	799	15,261
Smith & Wesson Holding Corp.*	987	15,150
Gentherm, Inc.*	416	15,122
Tower International, Inc.*	543	15,101
MDC Partners, Inc. — Class A	618	15,092
Standard Motor Products, Inc.	396	15,044
Libbey, Inc.*	562	14,989
Iconix Brand Group, Inc.*	352	14,960
Christopher & Banks Corp.*	2,391	14,920
Columbia Sportswear Co.	173	14,875
Entercom Communications Corp. — Class A*	1,375	14,850
Vitamin Shoppe, Inc.*	310	14,843
Ruth’s Hospitality Group, Inc.	1,176	14,806
Tenneco, Inc.*	247	14,788
Cooper Tire & Rubber Co.	586	14,738
Denny’s Corp.*	2,185	14,727
Citi Trends, Inc.*	866	14,713
MarineMax, Inc.*	915	14,695
Marcus Corp.	877	14,672
Bravo Brio Restaurant Group, Inc.*	979	14,656
M/I Homes, Inc.*	658	14,654
Superior Industries International, Inc.	693	14,650
Select Comfort Corp.*	796	14,646
Sturm Ruger & Company, Inc.	226	14,543
Houghton Mifflin Harcourt Co.*	710	14,505
Pinnacle Entertainment, Inc.*	622	14,474
WCI Communities, Inc.*	753	14,435
Genesco, Inc.*	189	14,434
Ignite Restaurant Group, Inc.*	1,020	14,423
RG Barry Corp.	787	14,386
National CineMedia, Inc.	946	14,370
Cumulus Media, Inc. — Class A*	2,241	14,365
G-III Apparel Group Ltd.*	200	14,354
Crown Media Holdings, Inc. — Class A*	4,005	14,338
Buckle, Inc.	304	14,285
Daily Journal Corp.*	81	14,280
America’s Car-Mart, Inc.*	395	14,275
Career Education Corp.*	1,977	14,274
Vera Bradley, Inc.*	504	14,263
Loral Space & Communications, Inc.*	198	14,254
Destination XL Group, Inc.*	2,637	14,240
Blue Nile, Inc.*	410	14,239
Zale Corp.*	664	14,203
Winmark Corp.	187	14,186
Buffalo Wild Wings, Inc.*	97	14,174

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Pacific Sunwear of California, Inc.*	4,908	$14,135
Bon-Ton Stores, Inc.[1]	1,283	14,113
ClubCorp Holdings, Inc.	749	14,111
Cavco Industries, Inc.*	181	14,109
Office Depot, Inc.*	3,441	14,074
Sears Hometown and Outlet Stores, Inc.*	596	14,072
Marriott Vacations Worldwide Corp.*	258	14,056
MDC Holdings, Inc.	509	14,048
Krispy Kreme Doughnuts, Inc.*	800	14,032
Finish Line, Inc. — Class A	509	14,013
Outerwall, Inc.*	202	14,009
Jos. A. Bank Clothiers, Inc.*	217	14,007
Carmike Cinemas, Inc.*	472	14,000
Nathan’s Famous, Inc.*	284	13,996
Crocs, Inc.*	925	13,995
Fuel Systems Solutions, Inc.*	1,335	13,991
Life Time Fitness, Inc.*	291	13,968
Tuesday Morning Corp.*	999	13,966
Wolverine World Wide, Inc.	497	13,966
Matthews International Corp. — Class A	346	13,961
Steven Madden Ltd.*	392	13,959
Malibu Boats, Inc. — Class A*	627	13,957
Shoe Carnival, Inc.	611	13,955
Interval Leisure Group, Inc.	541	13,942
Monro Muffler Brake, Inc.	247	13,931
Zumiez, Inc.*	569	13,912
KB Home	841	13,885
Aeropostale, Inc.*,1	2,793	13,881
JTH Holding, Inc. — Class A*	510	13,872
AH Belo Corp. — Class A	1,205	13,870
Ethan Allen Interiors, Inc.	571	13,864
Ryland Group, Inc.	361	13,859
New York Times Co. — Class A	861	13,845
Standard Pacific Corp.*	1,729	13,815
American Axle & Manufacturing
Holdings, Inc.*	781	13,785
American Public Education, Inc.*	398	13,771
ReachLocal, Inc.*	1,377	13,770
Pier 1 Imports, Inc.	754	13,768
Sinclair Broadcast Group, Inc. — Class A	515	13,766
1-800-Flowers.com, Inc. — Class A*	2,525	13,761
Restoration Hardware Holdings, Inc.*	220	13,726
New York & Company, Inc.*	3,271	13,705
Hibbett Sports, Inc.*	254	13,678
Tilly’s, Inc. — Class A*	1,210	13,673
Universal Electronics, Inc.*	366	13,670
Sotheby’s	325	13,670
EW Scripps Co. — Class A*	797	13,653
Cracker Barrel Old Country Store, Inc.	144	13,643
HSN, Inc.	235	13,639
Men’s Wearhouse, Inc.	287	13,598
TRI Pointe Homes, Inc.*	846	13,595
Children’s Place Retail Stores, Inc.	283	13,584
Dorman Products, Inc.*	236	13,582
Wet Seal, Inc. — Class A*	12,015	13,577
Hemisphere Media Group, Inc.*	1,122	13,576
Morgans Hotel Group Co.*	1,810	13,575
Pool Corp.	230	13,575
Speedway Motorsports, Inc.	746	13,570
Vail Resorts, Inc.	196	13,569
Harte-Hanks, Inc.	1,687	13,563
ITT Educational Services, Inc.*,1	502	13,554
Scholastic Corp.	411	13,526
Orient-Express Hotels Ltd. — Class A*	1,032	13,519
AMC Entertainment Holdings,
Inc. — Class A	584	13,514
Diversified Restaurant Holdings, Inc.*	2,696	13,507
DineEquity, Inc.	178	13,494
Drew Industries, Inc.	268	13,486
NutriSystem, Inc.	899	13,485
Hovnanian Enterprises, Inc. — Class A*	3,023	13,483
Capella Education Co.	231	13,481
Mattress Firm Holding Corp.*	298	13,467
ANN, Inc.*	343	13,442
Live Nation Entertainment, Inc.*	643	13,426
ZAGG, Inc.*	3,084	13,415
Dana Holding Corp.	633	13,401
Strayer Education, Inc.*	314	13,386
Shutterfly, Inc.*	327	13,384
Beazer Homes USA, Inc.*	705	13,367
West Marine, Inc.*	1,249	13,364
Meredith Corp.	303	13,353
Churchill Downs, Inc.	152	13,350
Hillenbrand, Inc.	439	13,346
ValueVision Media, Inc. — Class A*	2,850	13,338
William Lyon Homes — Class A*	511	13,337
Cheesecake Factory, Inc.	297	13,332
Regis Corp.	1,014	13,324
Carrols Restaurant Group, Inc.*	1,985	13,319
Universal Technical Institute, Inc.	1,109	13,319
Meritage Homes Corp.*	345	13,310
International Speedway Corp. — Class A	423	13,299
FTD Companies, Inc.*	438	13,289
Reading International, Inc. — Class A*	1,876	13,282
Fred’s, Inc. — Class A	728	13,264
Five Below, Inc.*	329	13,262
Central European Media Enterprises
Ltd. — Class A*	4,840	13,262
Red Robin Gourmet Burgers, Inc.*	195	13,256
Francesca’s Holdings Corp.*	810	13,252
Federal-Mogul Holdings Corp.*	769	13,242
Orbitz Worldwide, Inc.*	1,798	13,215
Flexsteel Industries, Inc.	385	13,213
New Home Company, Inc.*	960	13,200
Popeyes Louisiana Kitchen, Inc.*	346	13,183
Black Diamond, Inc.*	1,181	13,168
Lumber Liquidators Holdings, Inc.*	151	13,161
Stoneridge, Inc.*	1,231	13,159
Texas Roadhouse, Inc. — Class A	530	13,112
Del Frisco’s Restaurant Group, Inc.*	504	13,109
Kate Spade & Co.*	376	13,074
Tile Shop Holdings, Inc.*	927	13,066
Helen of Troy Ltd.*	207	12,979
LeapFrog Enterprises, Inc. — Class A*	1,894	12,974

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Jamba, Inc.*	1,171	$12,951
Bob Evans Farms, Inc.	276	12,936
Einstein Noah Restaurant Group, Inc.	842	12,933
Callaway Golf Co.	1,483	12,917
Express, Inc.*	886	12,909
Steiner Leisure Ltd.*	299	12,908
Journal Communications, Inc. — Class A*	1,609	12,904
Grand Canyon Education, Inc.*	299	12,893
Nautilus, Inc.*	1,545	12,870
Potbelly Corp.*	757	12,869
Blyth, Inc.[1]	1,372	12,856
Rentrak Corp.*	225	12,823
Luby’s, Inc.*	2,362	12,802
Jack in the Box, Inc.*	239	12,796
Martha Stewart Living Omnimedia,
Inc. — Class A*	3,264	12,762
Fox Factory Holding Corp.*	751	12,759
hhgregg, Inc.*,1	1,480	12,758
Marine Products Corp.	1,794	12,737
Kirkland’s, Inc.*	744	12,730
Bloomin’ Brands, Inc.*	596	12,707
La-Z-Boy, Inc.	524	12,697
Stein Mart, Inc.	1,014	12,675
Sizmek, Inc.*	1,322	12,665
Bassett Furniture Industries, Inc.	918	12,659
Isle of Capri Casinos, Inc.*	1,861	12,655
Oxford Industries, Inc.	191	12,608
Weyco Group, Inc.	502	12,595
Boyd Gaming Corp.*	1,065	12,588
CSS Industries, Inc.	525	12,584
Carriage Services, Inc. — Class A	781	12,566
Brown Shoe Company, Inc.	532	12,550
Salem Communications Corp. — Class A	1,423	12,537
Winnebago Industries, Inc.*	524	12,524
Hooker Furniture Corp.	904	12,520
Destination Maternity Corp.	505	12,453
Tumi Holdings, Inc.*	609	12,436
McClatchy Co. — Class A*	2,263	12,401
Burlington Stores, Inc.*	476	12,371
Brunswick Corp.	307	12,338
LGI Homes, Inc.*	833	12,262
Skullcandy, Inc.*	1,592	12,258
Entravision Communications
Corp. — Class A	2,300	12,213
BJ’s Restaurants, Inc.*	425	12,134
Media General, Inc. — Class A*,1	792	12,133
Haverty Furniture Companies, Inc.	475	12,132
Monarch Casino & Resort, Inc.*	756	12,126
VOXX International Corp. — Class A*	1,032	12,126
RetailMeNot, Inc.*	406	12,103
Intrawest Resorts Holdings, Inc.*	1,065	12,077
Biglari Holdings, Inc.*	28	12,013
LifeLock, Inc.*	765	12,011
Container Store Group, Inc.*	434	11,974
Saga Communications, Inc. — Class A	269	11,917
Chuy’s Holdings, Inc.*	331	11,899
Arctic Cat, Inc.	291	11,899
Scientific Games Corp. — Class A*	993	11,896
SFX Entertainment, Inc.*	1,810	11,874
Trans World Entertainment Corp.	3,620	11,837
Big 5 Sporting Goods Corp.	969	11,831
Movado Group, Inc.	301	11,823
Education Management Corp.*	2,978	11,823
Beasley Broadcasting Group,
Inc. — Class A	1,535	11,820
Quiksilver, Inc.*	1,839	11,806
Papa John’s International, Inc.	269	11,798
Corinthian Colleges, Inc.*,1	10,248	11,785
Sonic Corp.*	617	11,748
Caesars Entertainment Corp.*	633	11,692
Fiesta Restaurant Group, Inc.*	319	11,679
Town Sports International Holdings, Inc.	1,659	11,630
Johnson Outdoors, Inc. — Class A	555	11,616
bebe stores, Inc.	2,274	11,484
Overstock.com, Inc.*	716	11,470
iRobot Corp.*	339	11,357
Pep Boys-Manny Moe & Jack*	1,111	11,354
Stage Stores, Inc.	586	11,239
Barnes & Noble, Inc.*	684	11,218
Dex Media, Inc.*,1	1,530	11,215
Gordmans Stores, Inc.	2,465	11,068
Noodles & Co.*	337	11,050
World Wrestling Entertainment,
Inc. — Class A	506	9,867
RadioShack Corp.*,1	6,513	9,314
EveryWare Global, Inc.*	2,922	7,948
UCP, Inc. — Class A*	523	7,400
Total Consumer Discretionary		3,933,857
CONSUMER STAPLES - 10.9%
Susser Holdings Corp.*	1,341	103,766
Rite Aid Corp.*	12,394	90,475
Pilgrim’s Pride Corp.*	4,073	89,035
Andersons, Inc.	1,408	87,703
Medifast, Inc.*	2,767	87,575
Sanderson Farms, Inc.	1,050	86,383
Fresh Del Monte Produce, Inc.	2,988	86,322
B&G Foods, Inc. — Class A	2,624	86,066
SUPERVALU, Inc.*	12,262	85,710
TreeHouse Foods, Inc.*	1,129	84,493
Cal-Maine Foods, Inc.	1,394	83,123
Casey’s General Stores, Inc.	1,203	82,597
John B Sanfilippo & Son, Inc.	3,574	82,380
Pantry, Inc.*	5,469	82,253
Boston Beer Company, Inc. — Class A*	332	81,684
Limoneira Co.	3,554	81,634
Vector Group Ltd.	3,822	81,408
J&J Snack Foods Corp.	852	79,746
United Natural Foods, Inc.*	1,152	79,522
Spectrum Brands Holdings, Inc.	1,035	79,518
Chiquita Brands International, Inc.*	6,874	78,913
Universal Corp.	1,443	78,744
Snyder’s-Lance, Inc.	2,951	78,378
Chefs’ Warehouse, Inc.*	3,899	78,330

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

National Beverage Corp.*	4,052	$78,122
Ingles Markets, Inc. — Class A	3,393	78,004
Lancaster Colony Corp.	822	77,990
Spartan Stores, Inc.	3,613	77,823
Nutraceutical International Corp.*	3,115	77,625
Post Holdings, Inc.*	1,478	77,239
Tootsie Roll Industries, Inc.	2,737	77,155
WD-40 Co.	1,053	76,700
Coca-Cola Bottling Company Consolidated	932	76,637
Hain Celestial Group, Inc.*	890	76,557
Weis Markets, Inc.	1,655	76,278
Seneca Foods Corp. — Class A*	2,680	76,111
Omega Protein Corp.*	6,680	75,884
Seaboard Corp.*	31	75,577
USANA Health Sciences, Inc.*	1,096	74,374
Diamond Foods, Inc.*	2,397	73,275
Orchids Paper Products Co.	2,706	72,710
Alliance One International, Inc.*	27,973	71,891
Boulder Brands, Inc.*	4,833	71,335
Calavo Growers, Inc.	2,291	71,227
Inventure Foods, Inc.*	5,771	69,367
Natural Grocers by Vitamin Cottage, Inc.*	1,900	67,640
Annie’s, Inc.*	2,031	66,028
Oil-Dri Corporation of America	971	32,538
Elizabeth Arden, Inc.*	469	17,231
Darling International, Inc.*	850	17,009
Revlon, Inc. — Class A*	547	16,487
Central Garden and Pet Co. — Class A*	1,749	14,464
Inter Parfums, Inc.	375	13,721
PriceSmart, Inc.	136	13,061
Griffin Land & Nurseries, Inc.	266	7,767
Harbinger Group, Inc.*	657	7,661
Total Consumer Staples		3,871,246
FINANCIALS - 10.7%
PHH Corp.*	663	15,760
ICG Group, Inc.*	687	14,001
Umpqua Holdings Corp.	840	13,969
Marlin Business Services Corp.	760	13,049
Winthrop Realty Trust	702	9,758
Sun Bancorp, Inc.*	2,441	9,276
Cash America International, Inc.	208	9,058
Imperial Holdings, Inc.*	1,348	9,018
Janus Capital Group, Inc.	743	9,013
DFC Global Corp.*	965	8,994
BGC Partners, Inc. — Class A	1,238	8,876
Redwood Trust, Inc.	407	8,873
CubeSmart	476	8,854
Sabra Health Care REIT, Inc.	295	8,841
Highwoods Properties, Inc.	218	8,796
Aviv REIT, Inc.	333	8,788
OmniAmerican Bancorp, Inc.	353	8,776
NewBridge Bancorp*	1,141	8,774
Ryman Hospitality Properties, Inc.	192	8,746
QTS Realty Trust, Inc. — Class A	320	8,720
Investment Technology Group, Inc.*	422	8,710
Blue Capital Reinsurance Holdings Ltd.	468	8,686
Universal Insurance Holdings, Inc.	592	8,661
Medical Properties Trust, Inc.	641	8,654
Federal Agricultural Mortgage
Corp. — Class C	243	8,646
Symetra Financial Corp.	417	8,615
Chesapeake Lodging Trust	319	8,610
Strategic Hotels & Resorts, Inc.*	795	8,578
National Interstate Corp.	306	8,574
MGIC Investment Corp.*	995	8,557
Kite Realty Group Trust	1,378	8,544
Retail Opportunity Investments Corp.	546	8,539
Anworth Mortgage Asset Corp.	1,579	8,527
Sun Communities, Inc.	187	8,522
Glimcher Realty Trust	836	8,519
HCI Group, Inc.	220	8,510
Virtus Investment Partners, Inc.*	46	8,510
Customers Bancorp, Inc.*	386	8,504
Healthcare Realty Trust, Inc.	338	8,501
CYS Investments, Inc.	985	8,471
iStar Financial, Inc.*	570	8,470
FelCor Lodging Trust, Inc.	917	8,464
Crawford & Co. — Class B	741	8,462
Global Indemnity plc — Class A*	315	8,442
Sunstone Hotel Investors, Inc.	589	8,429
Sovran Self Storage, Inc.	111	8,425
Horizon Technology Finance Corp.	643	8,423
Horace Mann Educators Corp.	280	8,420
FBL Financial Group, Inc. — Class A	188	8,405
Republic Bancorp, Inc. — Class A	350	8,404
Platinum Underwriters Holdings Ltd.	134	8,403
HFF, Inc. — Class A	247	8,398
Home Loan Servicing Solutions Ltd.	379	8,395
Parkway Properties, Inc.	445	8,393
Equity One, Inc.	372	8,381
Education Realty Trust, Inc.	820	8,364
EastGroup Properties, Inc.	132	8,349
Geo Group, Inc.	249	8,349
LTC Properties, Inc.	216	8,344
DiamondRock Hospitality Co.	680	8,344
First Potomac Realty Trust	640	8,339
PS Business Parks, Inc.	97	8,320
Montpelier Re Holdings Ltd.	272	8,318
Peoples Bancorp, Inc.	319	8,316
AmREIT, Inc. — Class B	499	8,313
FXCM, Inc. — Class A	537	8,313
Select Income REIT	270	8,311
Ashford Hospitality Prime, Inc.	541	8,299
Manning & Napier, Inc. — Class A	499	8,293
Doral Financial Corp.*	867	8,289
Cedar Realty Trust, Inc.	1,339	8,288
Nelnet, Inc. — Class A	196	8,283
Medallion Financial Corp.	609	8,282
FBR & Co.*	321	8,282
Cousins Properties, Inc.	712	8,281
UMH Properties, Inc.	840	8,274
Charter Financial Corp.	752	8,272
Banc of California, Inc.	658	8,271

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Hudson Pacific Properties, Inc.	351	$8,266
Franklin Financial Corp.*	414	8,263
One Liberty Properties, Inc.	373	8,254
American Assets Trust, Inc.	243	8,250
Empire State Realty Trust, Inc. — Class A	539	8,247
Government Properties Income Trust	324	8,246
Colony Financial, Inc.	379	8,243
JAVELIN Mortgage Investment Corp.	624	8,243
PennantPark Floating Rate Capital Ltd.	593	8,243
Capital City Bank Group, Inc.	593	8,243
ARMOUR Residential REIT, Inc.	1,944	8,243
Hersha Hospitality Trust — Class A	1,417	8,233
BofI Holding, Inc.*	102	8,222
First Defiance Financial Corp.	304	8,214
Rouse Properties, Inc.	489	8,210
LaSalle Hotel Properties	248	8,204
Gladstone Commercial Corp.	465	8,203
American Capital Mortgage
Investment Corp.	414	8,197
Pebblebrook Hotel Trust	238	8,197
Centerstate Banks, Inc.	747	8,195
Acadia Realty Trust	302	8,193
Cohen & Steers, Inc.	202	8,183
Gramercy Property Trust, Inc.	1,567	8,180
Chemung Financial Corp.	286	8,177
Ramco-Gershenson Properties Trust	496	8,174
Monmouth Real Estate Investment
Corp. — Class A	870	8,169
Chambers Street Properties	1,048	8,164
Physicians Realty Trust	595	8,163
GFI Group, Inc.	2,194	8,162
Inland Real Estate Corp.	781	8,161
Employers Holdings, Inc.	401	8,160
Northfield Bancorp, Inc.	629	8,158
AG Mortgage Investment Trust, Inc.	461	8,155
Fidus Investment Corp.	445	8,152
First Federal Bancshares of Arkansas, Inc.*	919	8,152
Apollo Commercial Real Estate Finance, Inc.	479	8,148
National Health Investors, Inc.	132	8,143
Consumer Portfolio Services, Inc.*	1,166	8,139
International. FCStone, Inc.*	430	8,136
Campus Crest Communities, Inc.	944	8,128
Washington Real Estate Investment Trust	332	8,121
AmTrust Financial Services, Inc.	210	8,121
Waterstone Financial, Inc.	780	8,120
Portfolio Recovery Associates, Inc.*	142	8,115
Intervest Bancshares Corp. — Class A	1,072	8,115
Piper Jaffray Cos.*	185	8,114
First American Financial Corp.	305	8,113
Union Bankshares Corp.	317	8,112
ConnectOne Bancorp, Inc.*	169	8,112
DCT Industrial Trust, Inc.	1,037	8,109
Meadowbrook Insurance Group, Inc.	1,448	8,109
Rexford Industrial Realty, Inc.	570	8,105
Potlatch Corp.	212	8,105
Financial Institutions, Inc.	350	8,103
EPR Properties	151	8,095
BancFirst Corp.	139	8,091
OneBeacon Insurance Group Ltd. — Class A	524	8,091
Excel Trust, Inc.	641	8,089
Bank of Marin Bancorp	178	8,083
Associated Estates Realty Corp.	481	8,071
DuPont Fabros Technology, Inc.	333	8,069
Solar Capital Ltd.	368	8,059
Donegal Group, Inc. — Class A	546	8,059
World Acceptance Corp.*	111	8,059
RAIT Financial Trust	985	8,057
Safety Insurance Group, Inc.	150	8,057
BBX Capital Corp. — Class A*	430	8,054
Suffolk Bancorp*	367	8,048
First Financial Northwest, Inc.	789	8,048
Dynex Capital, Inc.	937	8,039
Agree Realty Corp.	269	8,035
Fortegra Financial Corp.*	1,112	8,029
Franklin Street Properties Corp.	659	8,027
Metro Bancorp, Inc.*	393	8,025
Investors Real Estate Trust	920	8,022
Urstadt Biddle Properties, Inc. — Class A	393	8,021
Summit Hotel Properties, Inc.	885	8,018
Lexington Realty Trust	745	8,016
Center Bancorp, Inc.	433	8,015
Hallmark Financial Services, Inc.*	954	8,014
NorthStar Realty Finance Corp.	500	8,010
TowneBank	519	8,008
CatchMark Timber Trust, Inc. — Class A	594	8,007
Selective Insurance Group, Inc.	349	8,006
Triangle Capital Corp.	307	8,003
OFG Bancorp	469	8,001
STAG Industrial, Inc.	340	8,000
American Residential Properties, Inc.*	445	7,997
Garrison Capital, Inc.	567	7,995
Prospect Capital Corp.	739	7,989
SWS Group, Inc.*	1,078	7,988
Universal Health Realty Income Trust	188	7,977
AMERISAFE, Inc.	187	7,976
RLJ Lodging Trust	299	7,974
Middleburg Financial Corp.	460	7,972
CoreSite Realty Corp.	262	7,970
Heritage Commerce Corp.	981	7,966
Getty Realty Corp.	421	7,965
Capstead Mortgage Corp.	623	7,962
Hudson Valley Holding Corp.	433	7,950
CU Bancorp*	438	7,950
Terreno Realty Corp.	435	7,947
PennyMac Mortgage Investment Trust	339	7,946
Consolidated-Tomoka Land Co.	201	7,946
Third Point Reinsurance Ltd.*	508	7,945
BlackRock Kelso Capital Corp.	875	7,945
BankFinancial Corp.	807	7,941
Saul Centers, Inc.	173	7,939
Invesco Mortgage Capital, Inc.	476	7,935
Kearny Financial Corp.*	544	7,932
MidWestOne Financial Group, Inc.	322	7,931
Sierra Bancorp	508	7,930

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Chatham Lodging Trust	390	$7,929
Kennedy-Wilson Holdings, Inc.	363	7,928
Simmons First National Corp. — Class A	219	7,919
TCP Capital Corp.	489	7,917
Baldwin & Lyons, Inc. — Class B	304	7,907
Independence Holding Co.	605	7,901
First Cash Financial Services, Inc.*	162	7,901
EverBank Financial Corp.	422	7,900
New Mountain Finance Corp.	552	7,899
TICC Capital Corp.	820	7,897
First Merchants Corp.	372	7,894
Primerica, Inc.	172	7,893
Bar Harbor Bankshares	210	7,892
Hampton Roads Bankshares, Inc.*	4,754	7,892
Nicholas Financial, Inc.	502	7,891
Park Sterling Corp.	1,208	7,888
Beneficial Mutual Bancorp, Inc.*	604	7,876
PennantPark Investment Corp.	735	7,865
AV Homes, Inc.*	459	7,863
Argo Group International Holdings Ltd.	177	7,862
Fox Chase Bancorp, Inc.	471	7,856
Arlington Asset Investment
Corp. — Class A	297	7,856
First Bancorp, Inc.	493	7,853
Apollo Residential Mortgage, Inc.	486	7,849
Whitestone REIT — Class B	559	7,843
Gladstone Capital Corp.	811	7,842
S&T Bancorp, Inc.	337	7,839
Webster Financial Corp.	260	7,836
Health Insurance Innovations,
Inc. — Class A*	776	7,830
United Fire Group, Inc.	281	7,817
Oppenheimer Holdings, Inc. — Class A	307	7,816
Meridian Interstate Bancorp, Inc.*	309	7,808
MidSouth Bancorp, Inc.	467	7,808
HomeTrust Bancshares, Inc.*	511	7,803
Armada Hoffler Properties, Inc.	806	7,802
Evercore Partners, Inc. — Class A	146	7,801
Capital Bank Financial Corp. — Class A*	327	7,799
RLI Corp.	181	7,794
Capital Southwest Corp.	222	7,792
First Industrial Realty Trust, Inc.	424	7,789
WhiteHorse Finance, Inc.	571	7,788
Walter Investment Management Corp.*	293	7,788
Resource Capital Corp.	1,415	7,783
Ladder Capital Corp. — Class A*	435	7,782
Tompkins Financial Corp.	165	7,778
Silvercrest Asset Management Group,
Inc. — Class A	447	7,778
United Financial Bancorp, Inc.	591	7,778
Walker & Dunlop, Inc.*	496	7,777
Silver Bay Realty Trust Corp.	519	7,775
Hilltop Holdings, Inc.*	348	7,774
Fifth Street Finance Corp.	835	7,774
Century Bancorp, Inc. — Class A	232	7,772
CIFC Corp.	1,008	7,772
Resource America, Inc. — Class A	913	7,770
Banco Latinoamericano de Comercio
Exterior S.A. — Class E	302	7,767
ZAIS Financial Corp.	471	7,767
Greenlight Capital Re Ltd. — Class A*	244	7,767
Main Street Capital Corp.	247	7,766
Talmer Bancorp, Inc. — Class A*	579	7,764
Gladstone Investment Corp.	987	7,758
Home Bancorp, Inc.*	383	7,756
HomeStreet, Inc.	427	7,754
Fidelity Southern Corp.	587	7,754
Old National Bancorp	549	7,752
First Connecticut Bancorp, Inc.	489	7,751
Ames National Corp.	355	7,750
Enstar Group Ltd.*	60	7,746
United Financial Bancorp, Inc.	439	7,744
KCAP Financial, Inc.	971	7,739
City Holding Co.	180	7,738
Apollo Investment Corp.	968	7,734
Palmetto Bancshares, Inc.*	572	7,728
First Midwest Bancorp, Inc.	472	7,727
New York Mortgage Trust, Inc.	1,048	7,724
NGP Capital Resources Co.	1,134	7,723
National Bank Holdings Corp. — Class A	403	7,721
Home Federal Bancorp, Inc.	513	7,721
Capitol Federal Financial, Inc.	641	7,718
California First National Bancorp	520	7,712
Banner Corp.	195	7,710
WSFS Financial Corp.	114	7,709
Medley Capital Corp.	591	7,707
Western Alliance Bancorporation*	334	7,705
Community Bank System, Inc.	207	7,698
Investors Bancorp, Inc.	288	7,698
National Western Life Insurance
Co. — Class A	33	7,697
Clifton Bancorp, Inc.	664	7,696
THL Credit, Inc.	573	7,695
Park National Corp.	106	7,687
Solar Senior Capital Ltd.	464	7,679
Cowen Group, Inc. — Class A*	1,867	7,673
ESB Financial Corp.	608	7,673
Forestar Group, Inc.*	450	7,673
American Equity Investment Life
Holding Co.	329	7,672
Sandy Spring Bancorp, Inc.	319	7,672
Southwest Bancorp, Inc.	459	7,665
PennyMac Financial Services,
Inc. — Class A*	483	7,665
Capitala Finance Corp.	417	7,664
Bank Mutual Corp.	1,273	7,663
Pennsylvania Real Estate
Investment Trust	463	7,663
MVC Capital, Inc.	587	7,654
Encore Capital Group, Inc.*	177	7,650
Tree.com, Inc.*	263	7,648
West Bancorporation, Inc.	527	7,647
Independent Bank Corp.	206	7,647
Citizens & Northern Corp.	408	7,646

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Cardinal Financial Corp.	455	$7,644
Bryn Mawr Bank Corp.	280	7,638
Marcus & Millichap, Inc.*	462	7,637
MainSource Financial Group, Inc.	462	7,637
United Bankshares, Inc.	261	7,634
Springleaf Holdings, Inc.*	332	7,629
Stifel Financial Corp.*	163	7,624
Greenhill & Company, Inc.	152	7,623
First Financial Bankshares, Inc.	129	7,617
EZCORP, Inc. — Class A*	730	7,614
Calamos Asset Management,
Inc. — Class A	625	7,613
Provident Financial Services, Inc.	438	7,612
Southside Bancshares, Inc.	276	7,612
NASB Financial, Inc.	319	7,611
Fidelity & Guaranty Life	355	7,611
Brookline Bancorp, Inc.	838	7,609
Pzena Investment Management,
Inc. — Class A	700	7,609
Alexander’s, Inc.	22	7,607
Ambac Financial Group, Inc.*	252	7,605
Radian Group, Inc.	544	7,605
Macatawa Bank Corp.	1,560	7,597
Sterling Bancorp	635	7,595
GAMCO Investors, Inc. — Class A	100	7,593
Ares Commercial Real Estate Corp.	595	7,592
WesBanco, Inc.	251	7,590
TrustCo Bank Corp. NY	1,148	7,588
First Financial Corp.	237	7,586
Washington Banking Co.	441	7,585
Safeguard Scientifics, Inc.*	361	7,585
Northrim BanCorp, Inc.	316	7,581
Navigators Group, Inc.*	133	7,577
Westamerica Bancorporation	149	7,572
Seacoast Banking Corporation
of Florida*	714	7,568
Ellington Residential Mortgage REIT	463	7,565
Dime Community Bancshares, Inc.	464	7,563
CNO Financial Group, Inc.	438	7,556
1st United Bancorp, Inc.	1,032	7,554
Univest Corporation of Pennsylvania	383	7,549
Astoria Financial Corp.	569	7,545
Golub Capital BDC, Inc.	451	7,541
Great Southern Bancorp, Inc.	263	7,540
Renasant Corp.	277	7,540
American Realty Capital Properties, Inc.	576	7,540
JMP Group, Inc.	1,091	7,539
FNB Corp.	606	7,539
Gain Capital Holdings, Inc.	746	7,535
Wintrust Financial Corp.	168	7,530
Hercules Technology Growth
Capital, Inc.	550	7,524
CyrusOne, Inc.	376	7,520
Stock Yards Bancorp, Inc.	255	7,517
National Penn Bancshares, Inc.	769	7,513
ESSA Bancorp, Inc.	723	7,512
Central Pacific Financial Corp.	400	7,508
Oritani Financial Corp.	506	7,504
Investors Title Co.	106	7,501
First BanCorp*	1,459	7,499
First Commonwealth Financial Corp.	873	7,499
Credit Acceptance Corp.*	57	7,497
Mercantile Bank Corp.	384	7,492
Territorial Bancorp, Inc.	366	7,488
Pacific Continental Corp.	568	7,486
Camden National Corp.	196	7,481
Cathay General Bancorp	317	7,481
Altisource Residential Corp.	266	7,480
PrivateBancorp, Inc. — Class A	271	7,471
Trico Bancshares	308	7,469
State Auto Financial Corp.	365	7,468
OceanFirst Financial Corp.	460	7,461
State Bank Financial Corp.	450	7,461
Meta Financial Group, Inc.	178	7,460
Ashford Hospitality Trust, Inc.	727	7,459
Arrow Financial Corp.	298	7,459
EMC Insurance Group, Inc.	226	7,456
Washington Trust Bancorp, Inc.	218	7,456
NBT Bancorp, Inc.	329	7,452
BNC Bancorp	457	7,449
Eagle Bancorp, Inc.*	223	7,446
FirstMerit Corp.	384	7,446
Susquehanna Bancshares, Inc.	718	7,438
Bridge Capital Holdings*	332	7,437
First Busey Corp.	1,352	7,436
1st Source Corp.	252	7,431
Heritage Financial Corp.	459	7,417
First Financial Holdings, Inc.	129	7,414
Western Asset Mortgage
Capital Corp.	501	7,400
Maiden Holdings Ltd.	627	7,399
Pinnacle Financial Partners, Inc.	214	7,398
Westwood Holdings Group, Inc.	127	7,388
Bank of Kentucky Financial Corp.	214	7,385
Infinity Property & Casualty Corp.	115	7,380
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	558	7,377
LCNB Corp.	461	7,376
American National Bankshares, Inc.	346	7,373
Bridge Bancorp, Inc.	303	7,369
Guaranty Bancorp	585	7,365
RCS Capital Corp. — Class A	214	7,362
Diamond Hill Investment Group, Inc.	62	7,361
Yadkin Financial Corp.*	384	7,354
Hancock Holding Co.	218	7,353
Tristate Capital Holdings, Inc.*	562	7,351
Westfield Financial, Inc.	1,073	7,350
Northwest Bancshares, Inc.	552	7,336
BancorpSouth, Inc.	314	7,335
Boston Private Financial Holdings, Inc.	586	7,331
Home BancShares, Inc.	231	7,325
PacWest Bancorp	186	7,323
Lakeland Financial Corp.	200	7,320
Peapack Gladstone Financial Corp.	385	7,319

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Trustmark Corp.	320	$7,318
Prosperity Bancshares, Inc.	124	7,316
Firsthand Technology Value Fund, Inc.	374	7,315
C&F Financial Corp.	234	7,313
Berkshire Hills Bancorp, Inc.	312	7,310
First Community Bancshares, Inc.	493	7,301
First Bancorp	424	7,297
Stellus Capital Investment Corp.	542	7,290
BBCN Bancorp, Inc.	473	7,289
CVB Financial Corp.	504	7,288
PICO Holdings, Inc.*	313	7,277
Horizon Bancorp	364	7,276
Ameris Bancorp*	342	7,274
ViewPoint Financial Group, Inc.	279	7,274
Wilshire Bancorp, Inc.	727	7,270
Lakeland Bancorp, Inc.	696	7,266
Flushing Financial Corp.	378	7,265
Ladenburg Thalmann Financial
Services, Inc.*	2,660	7,262
Penns Woods Bancorp, Inc.	165	7,260
International Bancshares Corp.	316	7,255
New Residential Investment Corp.	1,187	7,241
National Bankshares, Inc.	222	7,233
Enterprise Bancorp, Inc.	396	7,231
RE/MAX Holdings, Inc. — Class A	256	7,224
First Financial Bancorp	446	7,221
MarketAxess Holdings, Inc.	134	7,220
First NBC Bank Holding Co.*	232	7,215
Hanmi Financial Corp.	339	7,211
Heritage Oaks Bancorp*	972	7,203
Tejon Ranch Co.*	232	7,194
CNB Financial Corp.	435	7,186
First of Long Island Corp.	198	7,181
Citizens, Inc.*	1,093	7,181
MCG Capital Corp.	2,135	7,174
Tower Group International Ltd.	2,912	7,164
UMB Financial Corp.	122	7,163
Provident Financial Holdings, Inc.	509	7,162
Stonegate Mortgage Corp.*	566	7,160
Hingham Institution for Savings	103	7,160
Taylor Capital Group, Inc.*	336	7,153
Columbia Banking System, Inc.	288	7,148
VantageSouth Bancshares, Inc.*	1,164	7,147
Green Dot Corp. — Class A*	411	7,139
CoBiz Financial, Inc.	711	7,138
Bank of the Ozarks, Inc.	119	7,128
Community Trust Bancorp, Inc.	193	7,116
IBERIABANK Corp.	113	7,108
Stewart Information Services Corp.	233	7,107
Heartland Financial USA, Inc.	292	7,096
First Interstate Bancsystem,
Inc. — Class A	285	7,094
German American Bancorp, Inc.	272	7,083
Glacier Bancorp, Inc.	276	7,082
Farmers Capital Bank Corp.*	339	7,082
Enterprise Financial Services Corp.	396	7,077
WisdomTree Investments, Inc.*	626	7,068
Alexander & Baldwin, Inc.	189	7,052
Merchants Bancshares, Inc.	242	7,035
Chemical Financial Corp.	250	7,018
Kansas City Life Insurance Co.	168	6,985
MB Financial, Inc.	259	6,952
First Security Group, Inc.*	3,640	6,916
Texas Capital Bancshares, Inc.*	123	6,911
Phoenix Companies, Inc.*	157	6,911
Access National Corp.	467	6,888
eHealth, Inc.*	164	6,870
United Community Financial Corp.*	2,059	6,856
KCG Holdings, Inc. — Class A*	686	6,826
Cascade Bancorp*	1,443	6,825
GSV Capital Corp.*	777	6,822
CommunityOne Bancorp*	699	6,815
Financial Engines, Inc.	154	6,815
Independent Bank Group, Inc.	138	6,791
Bancorp, Inc.*	424	6,708
United Community Banks, Inc.*	412	6,654
Pacific Premier Bancorp, Inc.*	487	6,648
Preferred Bank/Los Angeles CA*	308	6,607
Essent Group Ltd.*	350	6,598
Flagstar Bancorp, Inc.*	368	6,477
NewStar Financial, Inc.*	563	6,429
First Marblehead Corp.*	1,214	6,386
JGWPT Holdings, Inc. — Class A*	449	6,362
Regional Management Corp.*	310	4,755
Total Financials		3,805,412
HEALTH CARE - 10.5%
PhotoMedex, Inc.*,1	5,164	78,027
Sarepta Therapeutics, Inc.*	576	21,387
Providence Service Corp.*	470	19,087
AVANIR Pharmaceuticals,
Inc. — Class A*	3,681	18,331
Questcor Pharmaceuticals, Inc.	214	17,587
Chindex International, Inc.*	697	16,610
Prestige Brands Holdings, Inc.*	488	16,358
Repligen Corp.*	1,024	16,230
MannKind Corp.*,1	2,463	16,133
Akorn, Inc.*	617	15,561
Select Medical Holdings Corp.	1,112	15,524
Furiex Pharmaceuticals, Inc.*	150	15,506
Agios Pharmaceuticals, Inc.*	366	15,394
Genocea Biosciences, Inc.*	792	15,365
Orthofix International N.V.*	499	15,070
Healthways, Inc.*	835	15,030
Harvard Apparatus Regenerative
Technology, Inc.*	1,737	15,025
Sequenom, Inc.*,1	5,453	14,887
BioDelivery Sciences International, Inc.*	1,667	14,853
Cambrex Corp.*	724	14,835
Revance Therapeutics, Inc.*	430	14,740
Corcept Therapeutics, Inc.*	3,321	14,679
Kindred Healthcare, Inc.	584	14,658
Team Health Holdings, Inc.*	302	14,641
Affymetrix, Inc.*	1,969	14,630

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

RTI Surgical, Inc.*	3,389	$14,573
Synageva BioPharma Corp.*	168	14,510
Pacira Pharmaceuticals, Inc.*	210	14,383
Abaxis, Inc.	353	14,335
CONMED Corp.	308	14,270
Hanger, Inc.*	411	14,249
Osiris Therapeutics, Inc.*	1,001	14,244
SciClone Pharmaceuticals, Inc.*	2,978	14,235
Amicus Therapeutics, Inc.*	6,401	14,210
Omeros Corp.*	1,144	14,163
Ampio Pharmaceuticals, Inc.*	2,325	14,159
ExamWorks Group, Inc.*	383	14,094
Luminex Corp.*	733	14,081
Anika Therapeutics, Inc.*	329	14,061
WellCare Health Plans, Inc.*	208	14,034
Air Methods Corp.*	252	14,029
PDL BioPharma, Inc.	1,651	14,017
Centene Corp.*	211	14,010
Universal American Corp.	1,951	13,989
Pozen, Inc.	1,667	13,936
Emergent Biosolutions, Inc.*	525	13,839
Arena Pharmaceuticals, Inc.*	2,158	13,811
MWI Veterinary Supply, Inc.*	88	13,784
Impax Laboratories, Inc.*	527	13,781
Skilled Healthcare Group,
Inc. — Class A*	2,650	13,674
Accelerate Diagnostics, Inc.*	740	13,638
Celladon Corp.*	1,156	13,583
Galena Biopharma, Inc.*,1	5,544	13,583
Tetraphase Pharmaceuticals, Inc.*	1,252	13,446
Sucampo Pharmaceuticals,
Inc. — Class A*	1,943	13,426
BioScrip, Inc.*	1,940	13,425
Endologix, Inc.*	1,058	13,415
Natus Medical, Inc.*	540	13,408
STERIS Corp.	279	13,406
West Pharmaceutical Services, Inc.	309	13,404
Greatbatch, Inc.*	291	13,395
InterMune, Inc.*	417	13,377
PharMerica Corp.*	491	13,350
ArthroCare Corp.*	275	13,346
Depomed, Inc.*	950	13,310
Geron Corp.*	6,658	13,183
Ensign Group, Inc.	310	13,175
Integra LifeSciences Holdings Corp.*	289	13,173
Magellan Health Services, Inc.*	228	13,160
Computer Programs & Systems, Inc.	208	13,131
Owens & Minor, Inc.	390	13,081
Genomic Health, Inc.*	498	13,068
Masimo Corp.*	488	13,059
Novavax, Inc.*	2,981	13,057
Synta Pharmaceuticals Corp.*,1	3,100	13,051
National Healthcare Corp.	238	13,026
Aegerion Pharmaceuticals, Inc.*	294	13,012
Capital Senior Living Corp.*	526	13,008
CryoLife, Inc.	1,432	13,003
Molina Healthcare, Inc.*	347	12,978
HealthSouth Corp.	374	12,955
MiMedx Group, Inc.*	2,238	12,936
Ophthotech Corp.*	380	12,916
Exactech, Inc.*	580	12,888
Cantel Medical Corp.	388	12,866
Dynavax Technologies Corp.*	7,887	12,856
Chemed Corp.	154	12,824
Vocera Communications, Inc.*	840	12,810
Supernus Pharmaceuticals, Inc.*	1,560	12,808
Align Technology, Inc.*	254	12,799
Emeritus Corp.*	429	12,797
Repros Therapeutics, Inc.*	758	12,787
SurModics, Inc.*	586	12,751
Zeltiq Aesthetics, Inc.*	695	12,712
Enanta Pharmaceuticals, Inc.*	341	12,689
Nektar Therapeutics*	1,077	12,676
Epizyme, Inc.*	579	12,634
Durata Therapeutics, Inc.*,1	933	12,633
Globus Medical, Inc. — Class A*	517	12,625
Addus HomeCare Corp.*	583	12,604
NPS Pharmaceuticals, Inc.*	473	12,591
Merge Healthcare, Inc.*	5,521	12,588
Acorda Therapeutics, Inc.*	355	12,585
Landauer, Inc.	291	12,583
Almost Family, Inc.*	586	12,581
AMAG Pharmaceuticals, Inc.*	689	12,581
Analogic Corp.	167	12,538
NeoGenomics, Inc.*	3,786	12,532
Amsurg Corp. — Class A*	289	12,517
Thoratec Corp.*	381	12,489
Cyberonics, Inc.*	211	12,483
Haemonetics Corp.*	411	12,478
Lannett Company, Inc.*	361	12,465
Peregrine Pharmaceuticals, Inc.*,1	7,162	12,462
SIGA Technologies, Inc.*	4,342	12,462
Medicines Co.*	468	12,449
GTx, Inc.*,1	8,079	12,442
ICU Medical, Inc.*	223	12,439
Esperion Therapeutics, Inc.*	901	12,425
Acceleron Pharma, Inc.*	361	12,400
Atrion Corp.	43	12,398
Immunomedics, Inc.*	2,944	12,394
Hyperion Therapeutics, Inc.*	503	12,394
Portola Pharmaceuticals, Inc.*	528	12,387
LHC Group, Inc.*	596	12,385
Ligand Pharmaceuticals,
Inc. — Class B*	196	12,381
GenMark Diagnostics, Inc.*	1,381	12,360
National Research Corp. — Class A*	782	12,324
Amedisys, Inc.*	904	12,322
AcelRx Pharmaceuticals, Inc.*	1,138	12,313
MedAssets, Inc.*	538	12,283
Targacept, Inc.*	2,766	12,281
Acadia Healthcare Company, Inc.*	292	12,270
Neogen Corp.*	293	12,240
Merit Medical Systems, Inc.*	951	12,239
Omnicell, Inc.*	462	12,234

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Utah Medical Products, Inc.	240	$12,190
Albany Molecular Research, Inc.*	759	12,190
Accuray, Inc.*	1,451	12,188
Triple-S Management
Corp. — Class B*	813	12,179
Cutera, Inc.*	1,179	12,155
Horizon Pharma, Inc.*	857	12,152
Surgical Care Affiliates, Inc.*	413	12,134
Cardiovascular Systems, Inc.*	422	12,133
Meridian Bioscience, Inc.	606	12,102
US Physical Therapy, Inc.	392	12,093
Staar Surgical Co.*	710	12,077
Corvel Corp.*	265	12,068
OPKO Health, Inc.*,1	1,459	12,066
Oxford Immunotec Global plc*	674	12,065
Fluidigm Corp.*	321	12,057
AMN Healthcare Services, Inc.*	966	12,056
Insys Therapeutics, Inc.*	293	12,031
Harvard Bioscience, Inc.*	2,849	12,023
GlycoMimetics, Inc.*	906	12,023
Vivus, Inc.*,1	2,312	12,022
Exelixis, Inc.*,1	3,393	12,011
Lexicon Pharmaceuticals, Inc.*	7,794	12,003
Neurocrine Biosciences, Inc.*	856	12,001
NuVasive, Inc.*	356	12,001
HeartWare International, Inc.*	141	11,979
Bluebird Bio, Inc.*	605	11,979
ABIOMED, Inc.*	505	11,963
Sagent Pharmaceuticals, Inc.*	576	11,917
Pernix Therapeutics Holdings*	2,477	11,914
Idenix Pharmaceuticals, Inc.*	2,162	11,913
Bio-Reference Labs, Inc.*	469	11,913
Five Star Quality Care, Inc.*	2,459	11,877
HealthStream, Inc.*	524	11,869
Ironwood Pharmaceuticals,
Inc. — Class A*	1,077	11,869
NxStage Medical, Inc.*	1,036	11,852
Keryx Biopharmaceuticals, Inc.*	801	11,831
Medical Action Industries, Inc.*	1,843	11,814
Xencor, Inc.*	1,192	11,801
Quality Systems, Inc.	797	11,772
Vascular Solutions, Inc.*	535	11,722
Navidea Biopharmaceuticals, Inc.*,1	7,011	11,708
Cerus Corp.*	2,704	11,708
Wright Medical Group, Inc.*	428	11,706
Cross Country Healthcare, Inc.*	1,650	11,699
XOMA Corp.*	2,634	11,695
Progenics Pharmaceuticals, Inc.*	3,313	11,695
Volcano Corp.*	665	11,677
ACADIA Pharmaceuticals, Inc.*	580	11,675
Symmetry Medical, Inc.*	1,407	11,622
Pacific Biosciences of California, Inc.*	2,629	11,620
Insmed, Inc.*	833	11,612
Threshold Pharmaceuticals, Inc.*	2,831	11,607
Chelsea Therapeutics International Ltd.*	2,375	11,590
Coronado Biosciences, Inc.*,1	6,658	11,585
Exact Sciences Corp.*	964	11,568
Cell Therapeutics, Inc.*	3,920	11,564
Receptos, Inc.*	342	11,556
Alimera Sciences, Inc.*,1	1,898	11,540
ImmunoGen, Inc.*	891	11,530
Spectrum Pharmaceuticals, Inc.*	1,677	11,521
Momenta Pharmaceuticals, Inc.*	1,005	11,477
Dendreon Corp.*,1	4,446	11,471
TESARO, Inc.*	457	11,407
Cynosure, Inc. — Class A*	464	11,387
OncoMed Pharmaceuticals, Inc.*	432	11,379
Orexigen Therapeutics, Inc.*	2,023	11,369
PAREXEL International Corp.*	249	11,292
Synergy Pharmaceuticals, Inc.*	2,514	11,288
Onconova Therapeutics, Inc.*	2,020	11,272
Cepheid, Inc.*	259	11,261
Alphatec Holdings, Inc.*	8,333	11,250
Alliance HealthCare Services, Inc.*	395	11,242
Cara Therapeutics, Inc.*	781	11,239
AngioDynamics, Inc.*	834	11,209
Foundation Medicine, Inc.*	384	11,197
AtriCure, Inc.*	727	11,196
Inogen, Inc.*	792	11,175
Cytori Therapeutics, Inc.*,1	4,944	11,173
Invacare Corp.	707	11,171
Celldex Therapeutics, Inc.*	744	11,160
Anacor Pharmaceuticals, Inc.*	677	11,150
Zogenix, Inc.*	4,569	11,148
Derma Sciences, Inc.*	1,078	11,147
Merrimack Pharmaceuticals, Inc.*,1	2,538	11,142
Curis, Inc.*	4,926	11,133
Gentiva Health Services, Inc.*	1,478	11,129
Tornier N.V.*	655	11,115
Karyopharm Therapeutics, Inc.*	414	11,108
Vanda Pharmaceuticals, Inc.*	797	11,102
Regulus Therapeutics, Inc.*	1,557	11,101
OvaScience, Inc.*	1,367	11,100
Vical, Inc.*	9,815	11,091
OraSure Technologies, Inc.*	1,692	11,083
HMS Holdings Corp.*	682	11,028
Achillion Pharmaceuticals, Inc.*	3,863	11,010
Array BioPharma, Inc.*	2,766	11,009
Nanosphere, Inc.*	6,432	10,999
TG Therapeutics, Inc.*	2,061	10,985
Rockwell Medical, Inc.*,1	1,081	10,983
Cellular Dynamics International, Inc.*	918	10,970
Auxilium Pharmaceuticals, Inc.*	486	10,940
Rigel Pharmaceuticals, Inc.*	3,415	10,928
KYTHERA Biopharmaceuticals, Inc.*	334	10,892
Argos Therapeutics, Inc.*	1,226	10,887
Cempra, Inc.*	1,193	10,880
Intercept Pharmaceuticals, Inc.*	41	10,829
Raptor Pharmaceutical Corp.*	1,305	10,792
BIND Therapeutics, Inc.*	1,142	10,769
Eleven Biotherapeutics, Inc.*	798	10,765
ChemoCentryx, Inc.*	1,963	10,757
IPC The Hospitalist Company, Inc.*	265	10,733
Arqule, Inc.*	6,592	10,679

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Egalet Corp.*	923	$10,670
NewLink Genetics Corp.*	483	10,626
Enzon Pharmaceuticals, Inc.	11,937	10,625
Biolase, Inc.*,1	5,499	10,613
Chimerix, Inc.*	548	10,587
Dyax Corp.*	1,600	10,576
LDR Holding Corp.*	424	10,566
BioTime, Inc.*	4,064	10,526
Five Prime Therapeutics, Inc.*	747	10,436
XenoPort, Inc.*	2,568	10,426
MEI Pharma, Inc.*	1,325	10,362
Kindred Biosciences, Inc.*	647	10,281
Antares Pharma, Inc.*	3,691	10,261
Sunesis Pharmaceuticals, Inc.*	1,999	10,255
Alnylam Pharmaceuticals, Inc.*	207	10,253
Veracyte, Inc.*	798	10,222
Eagle Pharmaceuticals, Inc.*	1,034	10,195
Infinity Pharmaceuticals, Inc.*	1,043	10,190
AVEO Pharmaceuticals, Inc.*	8,280	10,184
Verastem, Inc.*	1,218	10,170
Insulet Corp.*	270	10,160
DexCom, Inc.*	313	10,154
Quidel Corp.*	473	10,146
athenahealth, Inc.*	82	10,138
Tandem Diabetes Care, Inc.*	577	10,138
Concert Pharmaceuticals, Inc.*	1,133	10,129
Ultragenyx Pharmaceutical, Inc.*	261	10,122
Aerie Pharmaceuticals, Inc.*	643	10,069
Sangamo BioSciences, Inc.*	726	10,048
PTC Therapeutics, Inc.*	508	9,926
Stemline Therapeutics, Inc.*	646	9,890
Auspex Pharmaceuticals, Inc.*	456	9,777
ZIOPHARM Oncology, Inc.*,1	2,701	9,724
Intrexon Corp.*	515	9,723
Aratana Therapeutics, Inc.*	703	9,687
Spectranetics Corp.*	455	9,673
Flexion Therapeutics, Inc.*	806	9,551
Endocyte, Inc.*	527	9,544
TherapeuticsMD, Inc.*	2,250	9,450
Trevena, Inc.*	1,861	9,324
Puma Biotechnology, Inc.*	123	9,291
Clovis Oncology, Inc.*	171	9,246
Retrophin, Inc.*	644	9,203
Unilife Corp.*	2,801	9,103
Relypsa, Inc.*	402	8,977
Medidata Solutions, Inc.*	245	8,896
Fibrocell Science, Inc.*	2,285	8,683
Isis Pharmaceuticals, Inc.*	315	8,382
MacroGenics, Inc.*	419	8,355
Halozyme Therapeutics, Inc.*	1,088	8,106
Conatus Pharmaceuticals, Inc.*	1,317	8,100
TearLab Corp.*	1,864	8,052
Dicerna Pharmaceuticals, Inc.*	411	7,714
Prothena Corporation plc*	331	7,282
Cytokinetics, Inc.*	1,557	7,084
OncoGenex Pharmaceutical, Inc.*	1,113	4,318
Total Health Care		3,738,828
MATERIALS - 7.5%
US Silica Holdings, Inc.	929	41,963
Flotek Industries, Inc.*	1,417	39,690
Balchem Corp.	632	39,152
Century Aluminum Co.*	2,763	37,991
US Concrete, Inc.*	1,526	37,570
Arabian American Development Co.*	3,397	37,129
Intrepid Potash, Inc.*	2,251	36,691
Walter Energy, Inc.[1]	5,047	36,338
Landec Corp.*	3,029	35,924
Stillwater Mining Co.*	2,265	35,742
Ampco-Pittsburgh Corp.	1,765	35,353
LSB Industries, Inc.*	919	35,097
Koppers Holdings, Inc.	820	35,014
Handy & Harman Ltd.*	1,544	34,910
RTI International Metals, Inc.*	1,228	34,580
Graphic Packaging Holding Co.*	3,359	34,463
Universal Stainless & Alloy Products, Inc.*	959	34,419
Olin Corp.	1,217	34,198
Schweitzer-Mauduit International, Inc.	783	34,170
SunCoke Energy, Inc.*	1,634	34,102
PolyOne Corp.	909	34,060
Materion Corp.	1,010	33,987
Clearwater Paper Corp.*	552	33,887
AK Steel Holding Corp.*	4,841	33,887
Axiall Corp.	726	33,832
Louisiana-Pacific Corp.*	2,062	33,796
Kraton Performance Polymers, Inc.*	1,297	33,787
Headwaters, Inc.*	2,704	33,746
Innophos Holdings, Inc.	596	33,638
A. Schulman, Inc.	935	33,585
Commercial Metals Co.	1,743	33,466
FutureFuel Corp.	1,659	33,296
UFP Technologies, Inc.*	1,311	33,247
Zep, Inc.	1,920	33,197
Hecla Mining Co.	10,790	33,125
Hawkins, Inc.	915	33,123
AMCOL International Corp.	722	33,104
Neenah Paper, Inc.	656	33,043
Molycorp, Inc.*,1	6,936	32,946
Haynes International, Inc.	621	32,944
Berry Plastics Group, Inc.*	1,464	32,925
Sensient Technologies Corp.	607	32,808
Texas Industries, Inc.*	378	32,773
Innospec, Inc.	759	32,683
Quaker Chemical Corp.	439	32,675
Kaiser Aluminum Corp.	464	32,666
Chase Corp.	1,048	32,635
KMG Chemicals, Inc.	2,084	32,531
Schnitzer Steel Industries,
Inc. — Class A	1,158	32,505
HB Fuller Co.	700	32,431
Wausau Paper Corp.	2,700	32,292
Gold Resource Corp.	6,995	32,247
Taminco Corp.*	1,602	32,184
Resolute Forest Products, Inc.*	1,802	32,148
Ferro Corp.*	2,446	31,749

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

United States Lime & Minerals, Inc.	587	$31,733
Deltic Timber Corp.	521	31,651
PH Glatfelter Co.	1,226	31,288
Myers Industries, Inc.	1,667	31,173
AEP Industries, Inc.*	875	31,168
Minerals Technologies, Inc.	520	30,935
Globe Specialty Metals, Inc.	1,593	30,872
Noranda Aluminum Holding Corp.	8,666	30,764
Olympic Steel, Inc.	1,167	30,762
Calgon Carbon Corp.*	1,535	30,746
Coeur Mining, Inc.*	3,546	30,708
Horsehead Holding Corp.*	1,950	30,401
KapStone Paper and Packaging Corp.*	1,146	30,231
Stepan Co.	521	30,129
Worthington Industries, Inc.	816	30,029
Tredegar Corp.	1,438	29,925
OM Group, Inc.	1,020	29,876
OMNOVA Solutions, Inc.*	3,224	29,403
Boise Cascade Co.*	1,168	29,223
Penford Corp.*	2,312	29,131
Midway Gold Corp.*	31,747	29,033
Chemtura Corp.*	1,288	28,722
American Vanguard Corp.	1,555	27,695
Paramount Gold and Silver Corp.*,1	26,843	27,111
Allied Nevada Gold Corp.*,1	7,272	24,652
Advanced Emissions Solutions, Inc.*	694	15,913
AM Castle & Co.*	1,150	14,122
Total Materials		2,658,840
UTILITIES - 6.4%
Dynegy, Inc.*	2,592	73,741
NRG Yield, Inc. — Class A	1,602	68,630
El Paso Electric Co.	1,806	68,303
Avista Corp.	2,109	67,804
Portland General Electric Co.	1,993	66,706
Cleco Corp.	1,269	66,686
Southwest Gas Corp.	1,197	65,847
South Jersey Industries, Inc.	1,146	65,838
Atlantic Power Corp.[1]	22,084	65,589
PNM Resources, Inc.	2,355	65,186
NorthWestern Corp.	1,347	65,168
UIL Holdings Corp.	1,772	65,086
Piedmont Natural Gas Company, Inc.	1,818	65,066
New Jersey Resources Corp.	1,308	65,047
Laclede Group, Inc.	1,367	64,809
Unitil Corp.	1,947	64,640
Black Hills Corp.	1,118	64,565
IDACORP, Inc.	1,148	64,449
Empire District Electric Co.	2,649	64,424
WGL Holdings, Inc.	1,613	64,181
Northwest Natural Gas Co.	1,442	63,837
Chesapeake Utilities Corp.	1,003	63,450
Pattern Energy Group, Inc.	2,364	63,355
UNS Energy Corp.	1,049	63,003
ALLETE, Inc.	1,215	62,888
MGE Energy, Inc.	1,629	62,260
Artesian Resources Corp. — Class A	2,826	62,229
York Water Co.	3,085	61,731
Otter Tail Corp.	2,087	61,149
American States Water Co.	1,984	60,234
California Water Service Group	2,660	59,850
Connecticut Water Service, Inc.	1,840	59,800
SJW Corp.	2,191	59,661
Middlesex Water Co.	2,921	59,384
Ormat Technologies, Inc.	2,163	57,709
Consolidated Water Company Ltd.	4,879	56,694
Total Utilities		2,298,999
TELECOMMUNICATION SERVICES - 4.0%
Cbeyond, Inc.*	8,991	88,920
Premiere Global Services, Inc.*	5,167	65,724
NTELOS Holdings Corp.	4,750	65,503
Consolidated Communications
Holdings, Inc.	3,264	65,019
FairPoint Communications, Inc.*	4,669	63,685
USA Mobility, Inc.	3,678	63,004
Inteliquent, Inc.	4,607	62,839
Cincinnati Bell, Inc.*	18,511	62,012
Lumos Networks Corp.	4,584	60,555
IDT Corp. — Class B	3,819	60,493
Cogent Communications Group, Inc.	1,752	60,391
ORBCOMM, Inc.*	9,631	60,386
General Communication, Inc. — Class A*	5,696	59,466
Hawaiian Telcom Holdco, Inc.*	2,200	58,564
HickoryTech Corp.	4,894	58,092
8x8, Inc.*	5,980	58,006
Atlantic Tele-Network, Inc.	958	56,685
Vonage Holdings Corp.*	14,740	56,602
Iridium Communications, Inc.*	8,459	56,422
Shenandoah Telecommunications Co.	1,948	54,602
magicJack VocalTec Ltd.*	3,039	53,730
inContact, Inc.*	6,442	53,147
NII Holdings, Inc.*,1	60,518	52,039
RingCentral, Inc. — Class A*	732	11,097
Total Telecommunication Services		1,406,983
Total Common Stocks
(Cost $31,044,274)		35,402,209

RIGHTS†† - 0.0%
Leap Wireless International
Expires	3,402	8,573
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	449	269
Total Rights
(Cost $8,301)		8,842

SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund	132,614	132,614
Total Short Term Investments
(Cost $132,614)		132,614

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Face
	Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 3.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$631,305	$631,305
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	424,236	424,236
issued 04/30/14 at 0.04%
due 05/01/14	23,884	23,884
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	287,875	287,875
Total Securities Lending Collateral
(Cost $1,367,300)		1,367,300
Total Investments - 103.7%
(Cost $32,552,489)		$36,910,965
Other Assets & Liabilities, net - (3.7)%		(1,314,293)
Total Net Assets - 100.0%		$35,596,672

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.
plc — Public Limited Company

REIT — Real Estate Investment Trust

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 83.9%

FINANCIALS - 19.5%
Yapi ve Kredi Bankasi AS	10,977	$22,758
Turkiye Vakiflar Bankasi Tao — Class D	10,908	22,718
UEM Sunrise BHD	31,500	22,187
Akbank TAS	6,336	22,054
Turkiye Halk Bankasi AS	3,288	21,895
Turkiye Garanti Bankasi AS	5,934	21,663
CIMB Group Holdings BHD	9,300	21,388
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	16,362	21,328
Banco Santander Brasil S.A. ADR	3,192	21,227
Turkiye Is Bankasi — Class C	8,808	20,674
African Bank Investments Ltd.	17,268	20,447
Malayan Banking BHD	6,600	20,009
Investec Ltd.	2,229	19,559
FirstRand Ltd.	5,325	19,548
Metro Pacific Investments Corp.	171,000	19,448
Haci Omer Sabanci Holding AS	4,608	19,369
Highwealth Construction Corp.	8,600	19,166
AMMB Holdings BHD	8,700	19,129
Bancolombia S.A. ADR	336	19,128
Ayala Land, Inc.	28,200	19,040
Barclays Africa Group Ltd.	1,284	18,776
BDO Unibank, Inc.	9,445	18,697
Lippo Karawaci Tbk PT	201,000	18,602
Siam Commercial Bank PCL	3,622	18,524
Standard Bank Group Ltd.	1,407	18,448
Credicorp Ltd.	123	18,358
Nedbank Group Ltd.	855	18,279
Banco Santander Chile ADR	746	18,105
Remgro Ltd.	900	18,088
Central Pattana PCL	12,900	18,038
Kasikornbank PCL	3,028	17,919
Bank of Ayudhya PCL	15,329	17,882
Bank Mandiri Persero Tbk PT	21,000	17,846
Hyundai Securities Company Ltd.	2,640	17,731
Bangkok Bank PCL	3,041	17,714
RMB Holdings Ltd.	3,693	17,677
Fibra Uno Administracion S.A. de CV	5,400	17,633
Bank Negara Indonesia Persero Tbk PT	42,300	17,617
Growthpoint Properties Ltd.	7,626	17,597
Sanlam Ltd.	3,294	17,594
China CITIC Bank Corporation
Ltd. — Class H	29,520	17,591
Dongbu Insurance Company Ltd.	318	17,542
Samsung Card Company Ltd.	480	17,397
Bank Central Asia Tbk PT	18,284	17,396
Bumi Serpong Damai PT	128,100	17,285
Bank of China Ltd. — Class H	38,620	16,987
Bank Rakyat Indonesia Persero
Tbk PT	19,800	16,955
Chongqing Rural Commercial
Bank — Class H	38,592	16,924
Haitong Securities Company
Ltd. — Class H	12,000	16,778
Commercial International Bank Egypt
SAEGDR	3,315	16,674
SOHO China Ltd.	20,924	16,652
Banco de Chile	127,869	16,535
China Minsheng Banking Corporation
Ltd. — Class H	16,396	16,496
China Merchants Bank Company
Ltd. — Class H	9,204	16,431
China Construction Bank Corp. — Class H	23,752	16,391
Samsung Fire & Marine Insurance
Company Ltd.	69	16,360
Evergrande Real Estate Group Ltd.	36,272	16,188
OTP Bank plc	852	16,187
Samsung Securities Company Ltd.	424	16,147
Bank Pekao S.A.	252	16,135
Grupo Financiero Banorte SAB
de CV — Class O	2,432	16,115
Krung Thai Bank PCL	28,797	16,107
China Everbright Ltd.	12,000	16,035
Ruentex Development Company Ltd.	9,000	15,915
Komercni Banka AS	69	15,883
Industrial & Commercial Bank of
China Ltd. — Class H	26,600	15,851
Guangzhou R&F Properties Company
Ltd. — Class H	12,132	15,836
Hyundai Marine & Fire Insurance
Company Ltd.	540	15,835
Shinhan Financial Group Company
Ltd. ADR	363	15,827
PICC Property & Casualty Company
Ltd. — Class H	12,000	15,819
Longfor Properties Company Ltd.	12,232	15,809
Chang Hwa Commercial Bank	27,124	15,764
Powszechny Zaklad Ubezpieczen S.A.	111	15,736
Daewoo Securities Company Ltd.	1,920	15,720
Alpha Bank AE — Class B*	16,206	15,662
First Financial Holding Company Ltd.	26,558	15,566
CITIC Securities Company Ltd. — Class H	7,732	15,518
TMB Bank PCL	217,800	15,480
China Development Financial
Holding Corp.	54,000	15,468
China Life Insurance Company
Ltd. — Class H	6,000	15,463
Fubon Financial Holding Company Ltd.	11,788	15,224
Woori Finance Holdings Company Ltd.	1,350	15,221
Hanwha Life Insurance Company Ltd.	2,340	15,218
Bank of Communications Company
Ltd. — Class H	24,444	15,197
Woori Investment & Securities
Company Ltd.	1,800	15,190
Powszechna Kasa Oszczednosci
Bank Polski S.A.	1,104	15,133
China Pacific Insurance Group Company
Ltd. — Class H	4,800	15,045
Shimao Property Holdings Ltd.	7,608	15,014
Yuanta Financial Holding Company Ltd.	30,068	14,985
Hua Nan Financial Holdings Company Ltd.	26,605	14,977

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

Agricultural Bank of China Ltd. — Class H	35,664	$14,950
Taishin Financial Holding Company Ltd.	32,684	14,828
Samsung Life Insurance Company Ltd.	159	14,787
Industrial Bank of Korea	1,200	14,749
China Overseas Land & Investment Ltd.	6,000	14,720
BS Financial Group, Inc.	960	14,679
E.Sun Financial Holding Company Ltd.	24,220	14,637
Shin Kong Financial Holding Company Ltd.	48,338	14,630
Agile Property Holdings Ltd.	18,000	14,604
KB Financial Group, Inc. ADR	420	14,419
Poly Property Group Company Ltd.	33,120	14,354
CTBC Financial Holding Company Ltd.	24,069	14,307
VTB Bank OJSCGDR	6,690	14,169
New China Life Insurance Company
Ltd. — Class H*	4,800	14,147
Piraeus Bank S.A.*	5,880	13,860
People’s Insurance Company Group
of China Ltd. — Class H	36,000	13,791
Alior Bank S.A.*	522	13,762
Mega Financial Holding Company Ltd.	17,956	13,735
Hana Financial Group, Inc.	390	13,720
China Cinda Asset Management
Company Ltd. — Class H*	27,000	13,582
National Bank of Greece S.A. ADR[1]	3,402	13,336
China Life Insurance Company Ltd.	15,220	13,306
Chailease Holding Company Ltd.	5,600	13,296
China Overseas Grand Oceans
Group Ltd.	21,000	12,460
China Resources Land Ltd.	6,000	12,352
Cathay Financial Holding Company Ltd.	8,701	12,274
Greentown China Holdings Ltd.	12,000	12,073
Country Garden Holdings Company Ltd.	29,940	12,010
Ping An Insurance Group Company of
China Ltd. — Class H	1,332	9,853
Total Financials		1,972,914
INDUSTRIALS - 12.2%
Hiwin Technologies Corp.	3,003	28,539
China Merchants Holdings International
Company Ltd.	6,974	21,814
IJM Corporation BHD	11,100	21,687
Gol Linhas Aereas Inteligentes S.A. ADR*	3,282	21,333
Dialog Group BHD	19,200	21,108
CITIC Pacific Ltd.	12,000	21,050
Sime Darby BHD	6,900	19,947
Shanghai Industrial Holdings Ltd.	6,432	19,911
KOC Holding AS	4,470	19,907
Larsen & Toubro Ltd.GDR	918	19,783
United Tractors Tbk PT	10,200	19,145
CTCI Corp.	11,805	18,842
Shanghai Electric Group Company
Ltd. — Class H	48,000	18,821
SK Networks Company Ltd.	2,040	18,795
Bidvest Group Ltd.	680	18,629
DMCI Holdings, Inc.	11,430	18,409
Jasa Marga Persero Tbk PT	35,681	18,209
SM Investments Corp.	1,111	18,068
Grupo Aeroportuario del Sureste SAB
de CV ADR	147	17,971
AirAsia BHD	26,400	17,948
Barloworld Ltd.	1,620	17,630
OHL Mexico SAB de CV*	6,600	17,512
Zhuzhou CSR Times Electric Company
Ltd. — Class H	5,920	17,372
Samsung Techwin Company Ltd.	309	17,315
Alfa SAB de CV — Class A	6,569	17,289
LS Corp.	219	17,146
Turk Hava Yollari	5,373	17,128
Promotora y Operadora de Infraestructura
SAB de CV*	1,200	16,765
Latam Airlines Group S.A. ADR	1,088	16,679
Orascom Construction IndustriesGDR*	393	16,510
LG Corp.	294	16,360
BTS Group Holdings PCL	63,300	16,334
CJ Corp.	135	16,331
Airports of Thailand PCL	2,700	16,270
Korea Aerospace Industries Ltd.	510	16,263
China Railway Construction Corporation
Ltd. — Class H	19,664	16,258
Embraer S.A. ADR	471	16,202
China Railway Group Ltd. — Class H	36,408	16,201
COSCO Pacific Ltd.	12,000	16,066
SK Holdings Company Ltd.	90	15,939
GS Engineering & Construction Corp.	448	15,738
Far Eastern New Century Corp.	15,365	15,722
LS Industrial Systems Company Ltd.	246	15,713
Samsung Engineering Company Ltd.	210	15,710
Evergreen Marine Corporation Taiwan Ltd.	27,499	15,617
CSR Corporation Ltd. — Class H	21,348	15,585
Hyundai Glovis Company Ltd.	66	15,553
Hyundai Development Company-
Engineering & Construction	540	15,443
Daewoo Engineering & Construction
Company Ltd.*	1,860	15,409
Doosan Heavy Industries & Construction
Company Ltd.	455	15,324
Korean Air Lines Company Ltd.	475	15,308
Zoomlion Heavy Industry Science and
Technology Company Ltd. — Class H	22,856	15,242
Samsung C&T Corp.	243	15,239
Eva Airways Corp.*	30,000	15,200
China Airlines Ltd.*	45,400	15,184
China Shipping Container Lines Company
Ltd. — Class H*	63,228	15,088
Beijing Enterprises Holdings Ltd.	1,732	15,057
China Everbright International Ltd.	12,000	15,045
KCC Corp.	30	14,923
Hyundai Engineering & Construction
Company Ltd.	276	14,904
China COSCO Holdings Company
Ltd. — Class H	37,304	14,772
Yang Ming Marine Transport Corp.	36,000	14,723
Doosan Corp.	114	14,673
Daelim Industrial Company Ltd.	180	14,650

58 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

Doosan Infracore Company Ltd.*	1,200	$14,459
Air China Ltd. — Class H	24,284	13,782
China Communications Construction
Company Ltd. — Class H	21,012	13,741
Daewoo International Corp.	390	13,682
Hyundai Heavy Industries Company Ltd.	72	13,483
Hyundai Mipo Dockyard	99	13,461
Sinopec Engineering Group Company
Ltd. — Class H	12,000	13,404
Samsung Heavy Industries Company Ltd.	480	13,100
Daewoo Shipbuilding & Marine Engineering
Company Ltd.	420	12,153
Weichai Power Company Ltd. — Class H	2,868	9,988
Hanjin Kal Corp.*	176	3,764
Neo Holdings Company Ltd.*,††	152	—
Total Industrials		1,234,325
MATERIALS - 10.9%
Eregli Demir ve Celik Fabrikalari TAS	14,442	19,984
Hyundai Hysco Company Ltd.	362	19,303
Sociedad Quimica y Minera de Chile
S.A. ADR	603	19,236
Koza Altin Isletmeleri AS	1,932	19,207
Petronas Chemicals Group BHD	9,300	19,167
Anglo American Platinum Ltd.	402	19,086
Indorama Ventures PCL	25,510	18,762
Shougang Fushan Resources Group Ltd.	60,748	18,257
Gold Fields Ltd. ADR	4,294	18,164
Mexichem SAB de CV	4,843	18,016
Yingde Gases Group Company Ltd.	17,772	17,949
Nampak Ltd.	4,782	17,800
China National Building Material
Company Ltd. — Class H	18,768	17,744
MMC Norilsk Nickel OJSC ADR	981	17,687
TSRC Corp.	11,900	17,457
Sappi Ltd.*	5,508	17,422
Impala Platinum Holdings Ltd.	1,548	17,404
Zijin Mining Group Company
Ltd. — Class H	71,248	17,369
China Resources Cement Holdings Ltd.	24,820	17,224
Sesa Sterlite Ltd. ADR	1,395	17,033
Anhui Conch Cement Company
Ltd. — Class H	4,560	16,939
POSCO ADR	225	16,560
Semen Indonesia Persero Tbk PT	12,876	16,538
Aluminum Corporation of China
Ltd. ADR*	1,833	16,497
Indocement Tunggal Prakarsa Tbk PT	8,672	16,464
Cemex SAB de CV ADR*	1,288	16,280
Assore Ltd.	420	16,215
AngloGold Ashanti Ltd. ADR	894	16,181
Siam Cement PCL	1,200	16,094
Formosa Plastics Corp.	6,240	16,076
Cia de Minas Buenaventura SAA ADR	1,236	16,068
LG Chem Ltd.	63	16,035
Southern Copper Corp.	525	15,824
Harmony Gold Mining Company
Ltd. ADR	4,806	15,812
BBMG Corp. — Class H	22,468	15,794
CAP S.A.	1,044	15,622
Hyosung Corp.	219	15,620
Jiangxi Copper Company Ltd. —
Class H	9,444	15,592
PTT Global Chemical PCL	7,211	15,543
Asia Cement Corp.	11,805	15,520
Braskem S.A. ADR	1,137	15,463
China Steel Corp.	18,367	15,418
KGHM Polska Miedz S.A.	423	15,292
Grupo Mexico SAB de CV	5,084	15,261
Hyundai Steel Co.	231	15,090
Gerdau S.A. ADR	2,502	15,037
Formosa Chemicals & Fibre Corp.	6,180	14,939
Fibria Celulose S.A. ADR*	1,500	14,895
Korea Zinc Company Ltd.	45	14,829
African Rainbow Minerals Ltd.	786	14,756
Taiwan Cement Corp.	9,296	14,745
Industrias Penoles SAB de CV	632	14,704
Kumho Petro chemical Company Ltd.	174	14,701
Industrias CH SAB de CV*	2,748	14,675
Uralkali OJSCGDR	657	14,553
Cheil Industries, Inc.	228	14,541
Empresas CMPC S.A.	6,435	14,459
China Petrochemical Development Corp.	36,312	14,309
Hanwha Chemical Corp.	810	14,306
OCI Company Ltd.	81	14,189
Kumba Iron Ore Ltd.	390	13,856
Severstal OAOGDR	1,962	13,812
Nine Dragons Paper Holdings Ltd.	20,872	13,703
Cia Siderurgica Nacional S.A. ADR	3,483	13,479
Nan Ya Plastics Corp.	6,090	13,330
Hanwha Corp.	450	13,087
LCY Chemical Corp.	12,000	12,339
Lotte Chemical Corp.	78	12,304
Taiwan Fertilizer Company Ltd.	6,000	11,921
Total Materials		1,099,538
CONSUMER DISCRETIONARY - 9.3%
Eclat Textile Company Ltd.	2,000	21,856
Astro Malaysia Holdings BHD	20,700	21,109
Tofas Turk Otomobil Fabrikasi AS	3,414	20,799
Shenzhou International Group
Holdings Ltd.	6,000	20,663
Foschini Group Ltd.	1,974	20,338
Imperial Holdings Ltd.	1,089	20,262
Merida Industry Company Ltd.	3,000	20,068
Truworths International Ltd.	2,505	20,064
Astra International Tbk PT	30,000	19,267
Coway Company Ltd.	243	19,166
Genting Malaysia BHD	14,700	18,997
Genting BHD	6,300	18,907
Woolworths Holdings Limited/
South Africa	2,739	18,596
Guangzhou Automobile Group
Company Ltd. — Class H	18,408	18,567
Home Product Center PCL	66,514	18,396
Mr Price Group Ltd.	1,215	18,263

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

Grupo Televisa SAB ADR	554	$18,177
Brilliance China Automotive Holdings Ltd.	11,712	18,098
GOME Electrical Appliances Holding Ltd.	95,600	18,003
Media Nusantara Citra Tbk PT	76,500	17,965
Matahari Department Store Tbk PT*	13,800	17,904
Steinhoff International Holdings Ltd.	3,438	17,828
Cheng Shin Rubber Industry Company Ltd.	6,199	17,777
LG Electronics, Inc.	264	17,552
Halla Visteon Climate Control Corp.	420	17,519
OPAP S.A.	1,095	17,460
Minor International PCL	22,800	17,333
BEC World PCL	10,230	17,308
ANTA Sports Products Ltd.	11,656	17,049
SACI Falabella	1,977	16,864
Global Mediacom Tbk PT	88,200	16,707
Kia Motors Corp.	297	16,470
Far Eastern Department Stores Ltd.	17,594	16,372
Byd Company Ltd. — Class H*	3,032	16,328
China Motor Corp.	18,000	16,273
Geely Automobile Holdings Ltd.	46,328	16,074
Dongfeng Motor Group Company
Ltd. — Class H	12,000	16,004
Hyundai Wia Corp.	96	15,794
Shinsegae Company Ltd.	72	15,608
Hyundai Motor Co.	69	15,359
Hankook Tire Company Ltd.	264	15,253
Golden Eagle Retail Group Ltd.	11,724	15,122
Intime Retail Group Company Ltd.	15,224	14,943
Lotte Shopping Company Ltd.	48	14,865
Cheil Worldwide, Inc.*	600	14,575
Hyundai Mobis	51	14,560
Hyundai Department Store Company Ltd.	111	14,287
Haier Electronics Group Company Ltd.	5,740	14,097
Yulon Motor Company Ltd.	9,000	13,978
Ruentex Industries Ltd.	5,872	13,942
Kangwon Land, Inc.	480	13,866
Great Wall Motor Company Ltd. — Class H	2,968	13,437
Nan Kang Rubber Tire Company Ltd.*	11,568	13,139
Zhongsheng Group Holdings Ltd.	10,500	12,758
Naspers Ltd. — Class N	135	12,717
Belle International Holdings Ltd.	12,100	12,533
Total Consumer Discretionary		947,216
INFORMATION TECHNOLOGY - 7.5%
Catcher Technology Company Ltd.	3,000	25,282
Tencent Holdings Ltd.	344	21,440
Lenovo Group Ltd.	18,000	20,478
Phison Electronics Corp.	2,964	20,121
Powertech Technology, Inc.	12,000	19,412
LG Innotek Company Ltd.*	174	19,197
Siliconware Precision Industries
Co. ADR	2,463	18,275
Lite-On Technology Corp.	11,927	18,208
Pegatron Corp.	12,000	18,180
Zhen Ding Technology Holding Ltd.	6,163	17,858
Unimicron Technology Corp.	21,000	17,837
United Microelectronics Corp. ADR	8,109	17,678
Simplo Technology Company Ltd.	3,400	17,677
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	876	17,608
LG Display Company Ltd. ADR	1,322	17,596
AU Optronics Corp. ADR*	4,656	17,507
Compal Electronics, Inc.	24,000	17,127
Advanced Semiconductor
Engineering, Inc.	14,700	17,038
AAC Technologies Holdings, Inc.	3,000	16,755
Acer, Inc.	27,000	16,675
NCSoft Corp.	84	16,665
Quanta Computer, Inc.	6,000	16,451
Delta Electronics, Inc.	2,680	16,418
Vanguard International Semiconductor Corp.	12,000	16,372
Hanergy Solar Group Ltd.*	114,000	16,322
SK Hynix, Inc.	420	16,320
Hon Hai Precision Industry Company
Ltd.GDR	2,808	16,118
ZTE Corp. — Class H	7,840	15,998
Realtek Semiconductor Corp.	5,544	15,807
SK C&C Company Ltd.	114	15,611
Samsung Electronics Company Ltd.GDR	24	15,468
Samsung Electro-Mechanics Company Ltd.	240	15,376
Novatek Microelectronics Corp.	3,284	15,170
NAVER Corp.	21	14,999
WPG Holdings Ltd.	12,208	14,998
Samsung SDI Company Ltd.	102	14,906
Wistron Corp.	17,690	14,762
Innolux Corp.*	41,820	14,403
Synnex Technology International Corp.	9,000	13,993
Wipro Ltd. ADR	1,167	13,957
Foxconn Technology Company Ltd.	5,615	13,945
GCL-Poly Energy Holdings Ltd.	45,156	13,513
Radiant Opto-Electronics Corp.	3,301	13,281
Epistar Corp.	6,000	13,094
Cheng Uei Precision Industry
Company Ltd.	5,924	11,908
Kinsus Interconnect Technology Corp.	2,628	9,921
NHN Entertainment Corp.*	17	1,387
Total Information Technology		759,112
CONSUMER STAPLES - 7.1%
President Chain Store Corp.	3,000	22,303
Ulker Biskuvi Sanayi AS	2,889	21,967
IOI Corporation BHD	13,800	21,130
Shoprite Holdings Ltd.	1,266	21,121
BIM Birlesik Magazalar AS	900	20,721
Massmart Holdings Ltd.	1,557	20,588
Kuala Lumpur Kepong BHD	2,700	20,009
Amorepacific Corp.	15	19,380
Cia Brasileira de Distribuicao ADR	404	19,214
Gudang Garam Tbk PT	3,900	19,059
Wal-Mart de Mexico SAB de CV	7,525	19,018
Coca-Cola Femsa SAB de CV ADR	162	18,138
CJ CheilJedang Corp.	60	18,001
Tiger Brands Ltd.	672	17,940
Siam Makro PCL	17,400	17,610
Hite Jinro Company Ltd.	720	17,420
Cencosud S.A.	5,235	17,395

60 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

Sun Art Retail Group Ltd.	13,352	$17,394
CP ALL PCL	13,161	17,082
AMOREPACIFIC Group	33	17,054
Fomento Economico Mexicano SAB
de CV ADR	186	16,883
KT&G Corp.	210	16,828
Tingyi Cayman Islands Holding Corp.	6,000	16,678
Grupo Modelo SAB de CV*	1,811	16,576
China Resources Enterprise Ltd.	5,828	16,576
Indofood Sukses Makmur Tbk PT	27,000	16,464
LG Household & Health Care Ltd.	36	16,444
Grupo Comercial Chedraui S.A. de CV	5,400	16,441
Charoen Pokphand Foods PCL	19,235	16,049
Standard Foods Corp.	5,808	15,963
Hengan International Group Company Ltd.	1,500	15,797
Uni-President Enterprises Corp.	9,281	15,705
China Mengniu Dairy Company Ltd.	3,000	15,420
Eurocash S.A.	1,137	15,003
Indofood CBP Sukses Makmur Tbk PT	17,100	14,790
Want Want China Holdings Ltd.	9,312	14,605
Controladora Comercial Mexicana
SAB de CV	3,901	14,502
Orion Corporation/Republic of Korea	18	13,727
E-Mart Company Ltd.	60	13,704
Magnit OJSCGDR	291	13,692
Uni-President China Holdings Ltd.	15,400	12,752
Biostime International Holdings Ltd.	1,500	9,964
Total Consumer Staples		717,107
ENERGY - 5.9%
PetroChina Company Ltd. — Class H	18,000	20,849
Tupras Turkiye Petrol Rafinerileri AS	924	20,728
Adaro Energy Tbk PT	199,800	20,479
Bumi Armada BHD	16,200	19,844
Kunlun Energy Company Ltd.	12,380	19,322
Pacific Rubiales Energy Corp.	1,158	18,887
Sasol Ltd. ADR	333	18,452
IRPC PCL	160,526	18,255
Banpu PCL	19,540	18,115
Ultrapar Participacoes S.A. ADR	726	18,070
Yanzhou Coal Mining Company
Ltd. — Class H	23,876	17,985
PTT Exploration & Production PCL	3,622	17,853
Ecopetrol S.A. ADR	462	17,320
Polski Koncern Naftowy Orlen S.A.	1,149	17,192
PTT PCL	1,767	17,091
China Shenhua Energy Company
Ltd. — Class H	6,224	16,859
Exxaro Resources Ltd.	1,221	16,624
Indo Tambangraya Megah Tbk PT	7,500	16,526
Thai Oil PCL	10,224	16,508
CNOOC Ltd. ADR	99	16,354
China Coal Energy Company
Ltd. — Class H	30,216	16,330
MOL Hungarian Oil & Gas plc	276	15,815
Empresas COPEC S.A.	1,209	15,813
China Petroleum & Chemical
Corp. — Class H	17,654	15,598
Lukoil OAO ADR	288	15,221
Tatneft OAO ADR	438	15,023
Polskie Gornictwo Naftowe i
Gazownictwo S.A.	9,606	14,944
Formosa Petrochemical Corp.	5,908	14,849
GS Holdings	313	14,570
Gazprom OAO ADR	2,004	14,453
Rosneft OAOGDR	2,295	14,397
S-Oil Corp.	243	14,204
Surgutneftegas OAO ADR	1,983	14,040
SK Innovation Company Ltd.	114	13,018
NOVATEK OAOGDR	126	13,016
China Oilfield Services Ltd. —
Class H	5,096	12,147
Total Energy		596,751
TELECOMMUNICATION SERVICES - 5.6%
Telekom Malaysia BHD	11,400	21,644
DiGi.com BHD	12,300	20,867
Axiata Group BHD	9,600	19,785
Global Telecom HoldingGDR*	5,298	19,698
Far EasTone Telecommunications
Company Ltd.	9,000	19,462
Telefonica Brasil S.A. ADR	914	19,377
Maxis BHD	9,000	19,155
Philippine Long Distance Telephone
Co. ADR	294	18,963
China Unicom Hong Kong Ltd. ADR	1,233	18,902
Taiwan Mobile Company Ltd.	5,816	18,759
China Telecom Corporation Ltd. —
Class H	36,000	18,481
Turk Telekomunikasyon AS	6,150	18,386
Advanced Info Service PCL	2,448	18,307
Turkcell Iletisim Hizmetleri AS ADR*	1,245	18,028
Tim Participacoes S.A. ADR	660	17,761
Vodacom Group Ltd.	1,476	17,583
KT Corp. ADR	1,098	17,469
MTN Group Ltd.	852	17,055
ENTEL Chile S.A.	1,380	16,938
Chunghwa Telecom Company
Ltd. ADR	532	16,699
Telekomunikasi Indonesia Persero
Tbk PT ADR	414	16,436
Orange Polska S.A.	4,788	16,352
America Movil SAB de CV ADR	813	16,325
Telefonica Czech Republic AS	1,068	16,163
SK Telecom Company Ltd. ADR	690	15,932
China Mobile Ltd. ADR	333	15,794
Sistema JSFCGDR	651	15,494
Mobile Telesystems OJSC ADR	924	15,486
True Corporation PCL*	71,700	14,956
Hellenic Telecommunications
Organization S.A.	915	14,577
LG Uplus Corp.	1,470	14,440
Asia Pacific Telecom Company Ltd.	30,000	14,355
Oi S.A. ADR[1]	10,796	10,026
Total Telecommunication Services		569,655

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	Shares	Value

UTILITIES - 3.9%
Centrais Eletricas Brasileiras S.A. ADR	7,536	$26,149
Cia Paranaense de Energia ADR	1,563	22,429
Cia Energetica de Minas Gerais ADR	2,883	21,738
China Gas Holdings Ltd.	12,428	20,198
Guangdong Investment Ltd.	18,452	20,064
Tenaga Nasional BHD	5,400	19,678
CPFL Energia S.A. ADR	1,170	19,609
PGE S.A.	2,667	18,499
CEZ AS	615	18,472
Korea Electric Power Corp. ADR	929	17,781
Enersis S.A. ADR	1,100	17,710
Perusahaan Gas Negara Persero Tbk PT	38,448	17,708
Empresa Nacional de Electricidad S.A. ADR	399	17,584
Huaneng Power International, Inc. — Class H	17,664	17,247
Cia de Saneamento Basico do Estado
de Sao Paulo ADR	1,737	16,467
Aguas Andinas S.A. — Class A	25,743	15,933
RusHydro JSC ADR	9,969	15,452
Beijing Enterprises Water Group Ltd.	24,000	15,231
Public Power Corporation S.A.	1,002	15,130
China Resources Power Holdings
Company Ltd.	6,000	15,091
Korea Gas Corp.	225	13,457
China Longyuan Power Group
Corp. — Class H	12,000	12,352
Total Utilities		393,979
HEALTH CARE - 2.0%
Bangkok Dusit Medical Services
PCL — Class F	42,000	19,209
Life Healthcare Group Holdings Ltd.	4,335	17,194
ScinoPharm Taiwan Ltd.	6,240	16,965
Mediclinic International Ltd.	2,412	16,834
Aspen Pharmacare Holdings Ltd.	630	16,749
Dr Reddy’s Laboratories Ltd. ADR	354	15,955
Celltrion, Inc.	342	15,920
Richter Gedeon Nyrt	927	15,830
Sinopharm Group Company
Ltd. — Class H	6,000	15,788
Genomma Lab Internacional SAB
de CV — Class B*	6,000	15,201
CSPC Pharmaceutical Group Ltd.	18,000	14,975
Shandong Weigao Group Medical
Polymer Company Ltd. — Class H	12,000	12,073
Sino Biopharmaceutical Ltd.	12,000	9,395
Total Health Care		202,088
Total Common Stocks
(Cost $8,321,929)		8,492,685

PREFERRED STOCKS† - 0.2%
Embotelladora Andina S.A.	4,305	17,337
Total Preferred Stocks
(Cost $23,848)		17,337

RIGHTS†† - 0.0%
GS Engineering & Construction Corp.
Expires 07/03/14	144	1,213
E.Sun Financial Holding Company Ltd.
Expires 06/06/14	2,206	237
Total Rights
(Cost $—)		1,450

EXCHANGE TRADED FUNDS† - 15.2%
iShares MSCI Brazil Capped ETF[1]	16,530	777,571
WisdomTree India Earnings Fund[1]	40,083	765,585
Total Exchange Traded Funds
(Cost $1,873,972)		1,543,156

SHORT TERM INVESTMENTS† - 0.7%
Federated U.S. Treasury Cash Reserve Fund	70,571	70,571
Total Short Term Investments
(Cost $70,571)		70,571

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 14.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$669,154	669,154
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	449,672	449,672
issued 04/30/14 at 0.04%
due 05/01/14	25,315	25,315
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	305,134	305,134
Total Securities Lending Collateral
(Cost $1,449,275)		1,449,275
Total Investments - 114.3%
(Cost $11,739,595)		$11,574,474
Other Assets & Liabilities, net - (14.3)%		(1,451,639)
Total Net Assets - 100.0%		$10,122,835

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

62 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

INVESTMENT CONCENTRATION

At April 30, 2014, the investment diversification of the Fund was as follows:

Country	% of Total Investments
United States	15.51%
South Korea	14.46%
Taiwan	12.83%
China	11.86%
South Africa	6.94%
Hong Kong	5.14%
Thailand	4.46%
Malaysia	4.02%
Indonesia	3.67%
Turkey	3.67%
Mexico	3.32%
Brazil	3.07%
Chile	2.35%
Russia	2.05%
Poland	1.57%
Philippines	1.12%
Greece	0.90%
India	0.66%
Colombia	0.55%
Egypt	0.53%
Czech	0.50%
Hungary	0.48%
Peru	0.34%
Grand Total	100.00%

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

COMMON STOCKS† - 99.7%

APPAREL, ACCESSORIES & LUXURY GOODS - 8.2%
PVH Corp.	9,270	$1,164,034
Under Armour, Inc. — Class A*	22,304	1,090,443
VF Corp.	17,559	1,072,679
Fossil Group, Inc.*	9,483	1,011,362
Ralph Lauren Corp. — Class A	6,658	1,007,821
Michael Kors Holdings Ltd.*	10,864	990,797
Coach, Inc.	21,707	969,218
Total Apparel, Accessories & Luxury Goods		7,306,354

RESTAURANTS - 5.9%
McDonald’s Corp.	10,928	1,107,881
Yum! Brands, Inc.	14,201	1,093,335
Darden Restaurants, Inc.	21,659	1,076,669
Starbucks Corp.	14,356	1,013,821
Chipotle Mexican Grill, Inc. — Class A*	1,850	922,225
Total Restaurants		5,213,931

APPAREL RETAIL - 5.7%
Urban Outfitters, Inc.*	29,991	1,069,329
L Brands, Inc.	18,727	1,015,003
TJX Companies, Inc.	17,378	1,011,052
Ross Stores, Inc.	14,670	998,734
The Gap, Inc.	25,337	995,744
Total Apparel Retail		5,089,862

INTERNET RETAIL - 5.0%
Expedia, Inc.	14,073	999,042
Priceline Group, Inc.*	842	974,826
Amazon.com, Inc.*	2,852	867,379
TripAdvisor, Inc.*	10,352	835,820
Netflix, Inc.*	2,511	808,642
Total Internet Retail		4,485,709

HOTELS, RESORTS & CRUISE LINES - 4.9%
Marriott International, Inc. — Class A	19,788	1,146,319
Carnival Corp.	27,752	1,090,931
Wyndham Worldwide Corp.	14,782	1,054,548
Starwood Hotels & Resorts Worldwide, Inc.	13,652	1,046,426
Total Hotels, Resorts & Cruise Lines		4,338,224

CABLE & SATELLITE - 4.8%
Time Warner Cable, Inc.	7,724	1,092,637
Comcast Corp. — Class A	21,051	1,089,600
DIRECTV*	13,865	1,075,924
Cablevision Systems Corp. — Class A	62,791	1,048,610
Total Cable & Satellite		4,306,771

SPECIALTY STORES - 4.8%
Staples, Inc.	94,349	1,179,364
PetSmart, Inc.	15,747	1,065,757
Tiffany & Co.	11,600	1,014,884
Tractor Supply Co.	15,006	1,009,003
Total Specialty Stores		4,269,008

GENERAL MERCHANDISE STORES - 4.8%
Target Corp.	17,959	1,108,968
Dollar General Corp.*	18,642	1,052,154
Family Dollar Stores, Inc.	17,682	1,038,818
Dollar Tree, Inc.*	19,772	1,029,528
Total General Merchandise Stores		4,229,468

MOVIES & ENTERTAINMENT - 4.8%
Time Warner, Inc.	16,014	1,064,290
Twenty-First Century Fox,
Inc. — Class A	33,019	1,057,268
Walt Disney Co.	13,316	1,056,491
Viacom, Inc. — Class B	12,245	1,040,580
Total Movies & Entertainment		4,218,629

AUTOMOTIVE RETAIL - 4.7%
O’Reilly Automotive, Inc.*	7,213	1,073,222
AutoZone, Inc.*	1,999	1,067,246
AutoNation, Inc.*	20,097	1,064,940
CarMax, Inc.*	22,581	988,596
Total Automotive Retail		4,194,004

AUTO PARTS & EQUIPMENT - 3.6%
Delphi Automotive plc	16,408	1,096,711
BorgWarner, Inc.	17,442	1,083,846
Johnson Controls, Inc.	23,274	1,050,588
Total Auto Parts & Equipment		3,231,145

DEPARTMENT STORES - 3.6%
Nordstrom, Inc.	17,384	1,065,292
Kohl’s Corp.	19,415	1,063,748
Macy’s, Inc.	18,199	1,045,169
Total Department Stores		3,174,209

HOMEBUILDING - 3.5%
DR Horton, Inc.	48,371	1,077,706
Lennar Corp. — Class A	26,643	1,028,153
PulteGroup, Inc.	55,674	1,023,845
Total Homebuilding		3,129,704

BROADCASTING - 3.3%
Scripps Networks Interactive,
Inc. — Class A	13,540	1,016,448
Discovery Communications,
Inc. — Class A*	12,820	973,038
CBS Corp. — Class B	16,312	942,181
Total Broadcasting		2,931,667

CONSUMER ELECTRONICS - 2.7%
Garmin Ltd.[1]	20,427	1,166,383
Harman International Industries, Inc.	10,198	1,117,803
Total Consumer Electronics		2,284,186

AUTOMOBILE MANUFACTURERS - 2.5%
Ford Motor Co.	70,702	1,141,837
General Motors Co.	31,276	1,078,396
Total Automobile Manufacturers		2,220,233

64 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

LEISURE PRODUCTS - 2.5%
Mattel, Inc.	28,599	$1,121,510
Hasbro, Inc.	19,505	1,077,846
Total Leisure Products		2,199,356

COMPUTER & ELECTRONICS RETAIL - 2.4%
GameStop Corp. — Class A	27,352	1,085,327
Best Buy Company, Inc.	41,484	1,075,680
Total Computer & Electronics Retail		2,161,007

HOME FURNISHINGS - 2.4%
Leggett & Platt, Inc.	33,877	1,113,198
Mohawk Industries, Inc.*	7,650	1,012,937
Total Home Furnishings		2,126,135
ADVERTISING - 2.3%
Interpublic Group of Companies, Inc.	62,348	1,086,102
Omnicom Group, Inc.	14,756	998,686
Total Advertising		2,084,788

PUBLISHING - 2.3%
News Corp. — Class A*	61,165	1,041,028
Gannett Company, Inc.	38,131	1,036,019
Total Publishing		2,077,047

HOME IMPROVEMENT RETAIL - 2.3%
Home Depot, Inc.	13,433	1,068,058
Lowe’s Companies, Inc.	21,717	997,027
Total Home Improvement Retail		2,065,085

CASINOS & GAMING - 2.1%
Wynn Resorts Ltd.	4,643	946,661
International Game Technology	71,219	893,798
Total Casinos & Gaming		1,840,459

MOTORCYCLE MANUFACTURERS - 1.3%
Harley-Davidson, Inc.	15,859	1,172,615
HOUSEHOLD APPLIANCES - 1.3%
Whirlpool Corp.	7,506	1,151,270
HOUSEWARES & SPECIALTIES - 1.2%
Newell Rubbermaid, Inc.	36,361	1,094,830
DISTRIBUTORS - 1.2%
Genuine Parts Co.	12,479	1,087,170
SPECIALIZED CONSUMER SERVICES - 1.2%
H&R Block, Inc.	36,302	1,031,703
EDUCATION SERVICES - 1.1%
Graham Holdings Co. — Class B	1,487	998,119
FOOTWEAR - 1.1%
NIKE, Inc. — Class B	13,615	993,214
TIRES & RUBBER - 1.1%
Goodyear Tire & Rubber Co.	39,069	984,539
HOMEFURNISHING RETAIL - 1.1%
Bed Bath & Beyond, Inc.*	15,608	969,725
Total Common Stocks
(Cost $85,768,363)		88,660,166

SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	223,464	223,464
Total Short Term Investments
(Cost $223,464)		223,464

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$529,742	529,742
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	355,986	355,986
issued 04/30/14 at 0.04%
due 05/01/14	20,041	20,041
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	241,562	241,562
Total Securities Lending Collateral
(Cost $1,147,331)		1,147,331
Total Investments - 101.3%
(Cost $87,139,158)		$90,030,961
Other Assets & Liabilities, net - (1.3)%		(1,138,264)
Total Net Assets - 100.0%		$88,892,697

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

	Shares	Value

COMMON STOCKS† - 99.6%

PACKAGED FOODS & MEATS - 32.0%
Kellogg Co.	47,061	$3,145,087
Mead Johnson Nutrition Co. — Class A	34,866	3,077,273
General Mills, Inc.	57,579	3,052,839
McCormick & Company, Inc.	42,361	3,016,103
Mondelez International, Inc. — Class A	83,675	2,983,014
ConAgra Foods, Inc.	97,418	2,972,223
Campbell Soup Co.	65,060	2,959,579
Kraft Foods Group, Inc.	51,675	2,938,241
Hormel Foods Corp.	60,818	2,900,410
Tyson Foods, Inc. — Class A	69,101	2,900,169
JM Smucker Co.	29,793	2,880,387
Hershey Co.	26,984	2,596,940
Keurig Green Mountain, Inc.	25,307	2,370,760
Total Packaged Foods & Meats		37,793,025
SOFT DRINKS - 12.4%
Coca-Cola Co.	75,091	3,062,962
PepsiCo, Inc.	35,382	3,038,960
Dr Pepper Snapple Group, Inc.	54,713	3,032,194
Coca-Cola Enterprises, Inc.	61,635	2,800,694
Monster Beverage Corp.*	40,913	2,739,534
Total Soft Drinks		14,674,344
TOBACCO - 10.6%
Lorillard, Inc.	55,272	3,284,263
Altria Group, Inc.	78,874	3,163,636
Philip Morris International, Inc.	35,869	3,064,289
Reynolds American, Inc.	52,750	2,976,683
Total Tobacco		12,488,871
HOUSEHOLD PRODUCTS - 10.1%
Colgate-Palmolive Co.	44,897	3,021,568
Procter & Gamble Co.	36,284	2,995,244
Clorox Co.	32,802	2,975,141
Kimberly-Clark Corp.	26,139	2,934,103
Total Household Products		11,926,056
FOOD RETAIL - 7.2%
Kroger Co.	65,275	3,005,261
Safeway, Inc.	83,001	2,827,014
Whole Foods Market, Inc.	53,151	2,641,605
Total Food Retail		8,473,880
HYPERMARKETS & SUPER CENTERS - 5.1%
Wal-Mart Stores, Inc.	38,592	3,076,168
Costco Wholesale Corp.	25,264	2,922,540
Total Hypermarkets & Super Centers		5,998,708
PERSONAL PRODUCTS - 5.1%
Estee Lauder Companies, Inc. — Class A	41,357	3,001,277
Avon Products, Inc.	194,176	2,967,009
Total Personal Products		5,968,286
DRUG RETAIL - 4.9%
Walgreen Co.	42,733	2,901,571
CVS Caremark Corp.	39,394	2,864,732
Total Drug Retail		5,766,303
DISTILLERS & VINTNERS - 4.8%
Brown-Forman Corp. — Class B	32,888	2,950,711
Constellation Brands, Inc. — Class A*	34,737	2,773,402
Total Distillers & Vintners		5,724,113
BREWERS - 2.5%
Molson Coors Brewing Co. — Class B	49,755	2,983,807
AGRICULTURAL PRODUCTS - 2.5%
Archer-Daniels-Midland Co.	67,424	2,948,452
FOOD DISTRIBUTORS - 2.4%
Sysco Corp.	79,748	2,905,220
Total Common Stocks
(Cost $109,034,565)		117,651,065

SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	370,071	370,071
Total Short Term Investments
(Cost $370,071)		370,071
Total Investments - 99.9%
(Cost $109,404,636)		$118,021,136
Other Assets & Liabilities, net - 0.1%		85,582
Total Net Assets - 100.0%		$118,106,718

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.

66 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

OIL & GAS EXPLORATION & PRODUCTION - 38.8%
Newfield Exploration Co.*	123,924	$4,194,827
Anadarko Petroleum Corp.	41,788	4,137,848
Cabot Oil & Gas Corp.	100,895	3,963,156
Chesapeake Energy Corp.	136,896	3,935,760
Devon Energy Corp.	54,620	3,823,400
ConocoPhillips	51,449	3,823,175
Apache Corp.	43,242	3,753,406
Marathon Oil Corp.	103,586	3,744,634
Southwestern Energy Co.*	77,748	3,722,574
QEP Resources, Inc.	120,444	3,696,426
Noble Energy, Inc.	51,419	3,690,856
Equities Corp.	33,478	3,648,767
EOG Resources, Inc.	36,840	3,610,320
Murphy Oil Corp.	56,864	3,606,884
Pioneer Natural Resources Co.	18,402	3,556,555
Denbury Resources, Inc.	210,741	3,544,664
Range Resources Corp.	39,062	3,533,158
Total Oil & Gas Exploration & Production		63,986,410
OIL & GAS DRILLING - 16.0%
Diamond Offshore Drilling, Inc.[1]	77,525	4,233,640
Nabors Industries Ltd.	155,754	3,974,842
Helmerich & Payne, Inc.	34,987	3,801,338
Transocean Ltd.[1]	88,217	3,799,506
Noble Corporation plc	117,836	3,630,527
Ensco plc — Class A	70,877	3,575,745
Rowan Companies plc — Class A	108,059	3,341,184
Total Oil & Gas Drilling		26,356,782
OIL & GAS EQUIPMENT & SERVICES - 13.8%
Halliburton Co.	62,091	3,916,079
Schlumberger Ltd.	38,462	3,905,816
Baker Hughes, Inc.	55,445	3,875,606
FMC Technologies, Inc.*	66,732	3,783,704
National Oilwell Varco, Inc.	45,933	3,607,118
Cameron International Corp.*	55,340	3,594,886
Total Oil & Gas Equipment & Services		22,683,209
INTEGRATED OIL & GAS - 8.9%
Hess Corp.	42,677	3,805,081
Chevron Corp.	30,033	3,769,742
Exxon Mobil Corp.	36,665	3,754,863
Occidental Petroleum Corp.	35,498	3,398,934
Total Integrated Oil & Gas		14,728,620
OIL & GAS STORAGE & TRANSPORTATION - 8.7%
Spectra Energy Corp.	93,668	3,719,556
ONEOK, Inc.	58,269	3,683,766
Kinder Morgan, Inc.	108,094	3,530,350
Williams Companies, Inc.	82,752	3,489,652
Total Oil & Gas Storage & Transportation		14,423,324
OIL & GAS REFINING & MARKETING - 8.7%
Tesoro Corp.	64,400	3,625,076
Phillips 66	43,550	3,624,231
Valero Energy Corp.	63,189	3,612,515
Marathon Petroleum Corp.	36,457	3,388,678
Total Oil & Gas Refining & Marketing		14,250,500
COAL & CONSUMABLE FUELS - 5.0%
Peabody Energy Corp.	221,355	4,207,959
CONSOL Energy, Inc.	88,798	3,952,399
Total Coal & Consumable Fuels		8,160,358
Total Common Stocks
(Cost $149,880,216)		164,589,203

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash
Reserve Fund	176,667	176,667
Total Short Term Investments
(Cost $176,667)		176,667

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 4.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$3,215,808	3,215,808
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	2,161,024	2,161,024
issued 04/30/14 at 0.04%
due 05/01/14	121,660	121,660
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	1,466,408	1,466,408
Total Securities Lending Collateral
(Cost $6,964,900)		6,964,900
Total Investments - 104.2%
(Cost $157,021,783)		$171,730,770
Other Assets & Liabilities, net - (4.2)%		(6,915,070)
Total Net Assets - 100.0%		$164,815,700

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

ASSET MANAGEMENT & CUSTODY BANKS - 10.9%
Legg Mason, Inc.	32,697	$1,533,162
Ameriprise Financial, Inc.	13,670	1,525,982
Franklin Resources, Inc.	28,939	1,514,957
T. Rowe Price Group, Inc.	18,427	1,513,410
Bank of New York Mellon Corp.	44,658	1,512,566
Invesco Ltd.	42,846	1,508,608
BlackRock, Inc. — Class A	5,001	1,505,301
State Street Corp.	22,858	1,475,712
Northern Trust Corp.	23,849	1,436,902
Total Asset Management & Custody Banks		13,526,600
REGIONAL BANKS - 10.4%
M&T Bank Corp.	12,598	1,537,082
PNC Financial Services Group, Inc.	17,857	1,500,702
SunTrust Banks, Inc.	38,311	1,465,779
KeyCorp	107,285	1,463,367
BB&T Corp.	38,459	1,435,674
Huntington Bancshares, Inc.	154,599	1,416,127
Regions Financial Corp.	139,182	1,411,305
Fifth Third Bancorp	66,229	1,364,980
Zions Bancorporation	47,196	1,364,908
Total Regional Banks		12,959,924
PROPERTY & CASUALTY INSURANCE - 8.7%
Travelers Companies, Inc.	17,902	1,621,563
Chubb Corp.	17,177	1,581,658
ACE Ltd.	15,128	1,547,897
XL Group plc — Class A	49,363	1,547,530
Allstate Corp.	26,838	1,528,424
Cincinnati Financial Corp.	31,276	1,524,392
Progressive Corp.	62,427	1,513,855
Total Property & Casualty Insurance		10,865,319
LIFE & HEALTH INSURANCE - 8.2%
Principal Financial Group, Inc.	32,608	1,527,359
Torchmark Corp.	18,967	1,511,670
MetLife, Inc.	28,613	1,497,891
Aflac, Inc.	23,080	1,447,578
Prudential Financial, Inc.	17,672	1,425,777
Lincoln National Corp.	29,346	1,423,574
Unum Group	42,417	1,409,093
Total Life & Health Insurance		10,242,942
DIVERSIFIED BANKS - 7.0%
Wells Fargo & Co.	31,210	1,549,264
Citigroup, Inc.	31,557	1,511,896
Comerica, Inc.	30,440	1,468,426
JPMorgan Chase & Co.	26,046	1,458,055
U.S. Bancorp	35,619	1,452,543
Bank of America Corp.	88,066	1,333,319
Total Diversified Banks		8,773,503
MULTI-LINE INSURANCE - 6.2%
American International Group, Inc.	30,448	1,617,702
Genworth Financial, Inc. — Class A*	89,021	1,589,025
Assurant, Inc.	22,636	1,525,893
Hartford Financial Services Group, Inc.	41,973	1,505,572
Loews Corp.	33,651	1,479,634
Total Multi-Line Insurance		7,717,826
SPECIALIZED REITs - 6.1%
Public Storage	8,796	1,543,786
Plum Creek Timber Company, Inc.	35,345	1,541,042
American Tower Corp. — Class A	18,405	1,537,186
Weyerhaeuser Co.	49,548	1,479,008
Crown Castle International Corp.	19,744	1,435,981
Total Specialized REITs		7,537,003
SPECIALIZED FINANCE - 5.7%
IntercontinentalExchange Group, Inc.	7,220	1,476,057
Moody’s Corp.	18,338	1,439,533
NASDAQ OMX Group, Inc.	37,616	1,388,030
CME Group, Inc. — Class A	19,633	1,381,967
McGraw Hill Financial, Inc.	18,597	1,374,876
Total Specialized Finance		7,060,463
RETAIL REITs - 5.0%
Macerich Co.	24,670	1,601,330
Simon Property Group, Inc.	9,188	1,591,362
Kimco Realty Corp.	67,620	1,549,850
General Growth Properties, Inc.	66,643	1,530,790
Total Retail REITs		6,273,332
RESIDENTIAL REITs - 5.0%
Essex Property Trust, Inc.	9,469	1,640,599
AvalonBay Communities, Inc.	11,399	1,556,533
Equity Residential	25,477	1,514,353
Apartment Investment & Management
Co. — Class A	48,638	1,499,510
Total Residential REITs		6,210,995
CONSUMER FINANCE - 4.8%
Navient Corp.*	93,955	1,554,955
Capital One Financial Corp.	20,491	1,514,285
Discover Financial Services	25,876	1,446,468
American Express Co.	16,407	1,434,464
Total Consumer Finance		5,950,172
INVESTMENT BANKING & BROKERAGE - 4.7%
Charles Schwab Corp.	56,797	1,507,960
Morgan Stanley	47,573	1,471,433
Goldman Sachs Group, Inc.	8,951	1,430,549
E*TRADE Financial Corp.*	62,982	1,413,946
Total Investment Banking & Brokerage		5,823,888
HEALTH CARE REITs - 3.9%
HCP, Inc.	39,813	1,666,573
Ventas, Inc.	24,352	1,609,180
Health Care REIT, Inc.	25,107	1,584,001
Total Health Care REITs		4,859,754
THRIFTS & MORTGAGE FINANCE - 2.4%
Hudson City Bancorp, Inc.	154,761	1,541,420
People’s United Financial, Inc.	102,669	1,466,113
Total Thrifts & Mortgage Finance		3,007,533

68 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

INSURANCE BROKERS - 2.4%
Aon plc	17,739	$1,505,686
Marsh & McLennan Companies, Inc.	30,122	1,485,316
Total Insurance Brokers		2,991,002
MULTI-SECTOR HOLDINGS - 2.4%
Berkshire Hathaway, Inc. — Class B*	12,080	1,556,508
Leucadia National Corp.	56,191	1,433,994
Total Multi-Sector Holdings		2,990,502
HOTEL & RESORT REITs - 1.3%
Host Hotels & Resorts, Inc.	72,561	1,556,433
DIVERSIFIED REITs - 1.2%
Vornado Realty Trust	15,165	1,555,929
OFFICE REITs - 1.2%
Boston Properties, Inc.	13,227	1,549,411
INDUSTRIAL REITs - 1.2%
Prologis, Inc.	36,810	1,495,590
REAL ESTATE SERVICES - 1.2%
CBRE Group, Inc. — Class A*	54,334	1,447,458
Total Common Stocks
(Cost $117,126,853)		124,395,579

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	132,918	132,918
Total Short Term Investments
(Cost $132,918)		132,918
Total Investments - 100.0%
(Cost $117,259,771)		$124,528,497
Other Assets & Liabilities, net - 0.0%		31,476
Total Net Assets - 100.0%		$124,559,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

HEALTH CARE EQUIPMENT - 26.0%
Edwards Lifesciences Corp.*	49,637	$4,043,927
Baxter International, Inc.	53,862	3,920,616
Zimmer Holdings, Inc.	38,033	3,681,594
Covidien plc	50,978	3,632,183
Medtronic, Inc.	60,846	3,578,962
Abbott Laboratories	91,895	3,560,012
Becton Dickinson and Co.	31,049	3,509,468
St. Jude Medical, Inc.	54,793	3,477,712
CareFusion Corp.*	88,994	3,476,106
Boston Scientific Corp.*	275,279	3,471,268
Stryker Corp.	44,623	3,469,438
CR Bard, Inc.	24,710	3,393,424
Varian Medical Systems, Inc.*	42,510	3,381,671
Intuitive Surgical, Inc.*	8,470	3,063,599
Total Health Care Equipment		49,659,980
PHARMACEUTICALS - 24.9%
Allergan, Inc.	27,898	4,626,605
Johnson & Johnson	38,588	3,908,579
Hospira, Inc.*	85,073	3,896,343
Merck & Company, Inc.	64,301	3,765,467
Zoetis, Inc.	121,728	3,683,489
AbbVie, Inc.	69,924	3,641,642
Eli Lilly & Co.	60,828	3,594,935
Pfizer, Inc.	114,673	3,586,971
Mylan, Inc.*	68,044	3,455,274
Forest Laboratories, Inc.*	37,496	3,446,257
Actavis plc*	16,689	3,410,063
Bristol-Myers Squibb Co.	66,325	3,322,219
Perrigo Company plc	21,648	3,135,929
Total Pharmaceuticals		47,473,773
BIOTECHNOLOGY - 12.2%
Gilead Sciences, Inc.*	47,721	3,745,621
Celgene Corp.*	23,977	3,524,859
Amgen, Inc.	29,223	3,265,670
Alexion Pharmaceuticals, Inc.*	20,430	3,232,026
Regeneron Pharmaceuticals, Inc.*	10,870	3,227,194
Vertex Pharmaceuticals, Inc.*	45,732	3,096,056
Biogen Idec, Inc.*	10,780	3,095,154
Total Biotechnology		23,186,580
MANAGED HEALTH CARE - 9.6%
WellPoint, Inc.	38,356	3,861,682
Cigna Corp.	46,788	3,744,912
Humana, Inc.	32,715	3,590,471
Aetna, Inc.	50,083	3,578,430
UnitedHealth Group, Inc.	47,308	3,549,992
Total Managed Health Care		18,325,487
HEALTH CARE SERVICES - 7.4%
Quest Diagnostics, Inc.	66,826	3,737,578
Laboratory Corporation of
America Holdings*	37,442	3,695,525
DaVita HealthCare Partners, Inc.*	52,519	3,639,567
Express Scripts Holding Co.*	46,289	3,081,922
Total Health Care Services		14,154,592
HEALTH CARE DISTRIBUTORS - 7.2%
Patterson Companies, Inc.	87,026	3,541,958
AmerisourceBergen Corp. — Class A	53,003	3,454,736
Cardinal Health, Inc.	49,547	3,444,012
McKesson Corp.	19,804	3,350,639
Total Health Care Distributors		13,791,345
LIFE SCIENCES TOOLS & SERVICES - 7.0%
Agilent Technologies, Inc.	64,605	3,491,254
PerkinElmer, Inc.	80,023	3,358,565
Thermo Fisher Scientific, Inc.	29,294	3,339,516
Waters Corp.*	31,678	3,121,550
Total Life Sciences Tools & Services		13,310,885
HEALTH CARE FACILITIES - 2.1%
Tenet Healthcare Corp.*	89,979	4,056,254
HEALTH CARE SUPPLIES - 1.9%
DENTSPLY International, Inc.	79,826	3,562,634
HEALTH CARE TECHNOLOGY - 1.6%
Cerner Corp.*	60,417	3,099,392
Total Common Stocks
(Cost $173,453,456)		190,620,922

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	214,884	214,884
Total Short Term Investments
(Cost $214,884)		214,884
Total Investments - 100.0%
(Cost $173,668,340)		$190,835,806
Other Assets & Liabilities, net - 0.0%		43,583
Total Net Assets - 100.0%		$190,879,389

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
plc — Public Limited Company

70 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

AEROSPACE & DEFENSE - 16.9%
Textron, Inc.	41,977	$1,716,859
United Technologies Corp.	14,070	1,664,903
Boeing Co.	12,873	1,660,874
General Dynamics Corp.	14,719	1,610,995
Lockheed Martin Corp.	9,755	1,601,186
Honeywell International, Inc.	17,226	1,600,295
Precision Castparts Corp.	6,285	1,590,671
L-3 Communications Holdings, Inc.	13,745	1,585,761
Northrop Grumman Corp.	13,047	1,585,341
Rockwell Collins, Inc.	19,879	1,543,604
Raytheon Co.	15,831	1,511,544
Total Aerospace & Defense		17,672,033
INDUSTRIAL MACHINERY - 14.0%
Parker Hannifin Corp.	13,636	1,730,136
Dover Corp.	19,855	1,715,472
Illinois Tool Works, Inc.	19,735	1,682,014
Ingersoll-Rand plc	27,849	1,665,370
Snap-on, Inc.	14,268	1,655,088
Xylem, Inc.	43,067	1,618,889
Pall Corp.	18,388	1,547,350
Flowserve Corp.	20,847	1,522,873
Pentair Ltd.	20,463	1,520,196
Total Industrial Machinery		14,657,388
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 6.5%
Caterpillar, Inc.	16,613	1,751,010
Joy Global, Inc.	28,420	1,716,000
Cummins, Inc.	11,368	1,714,863
PACCAR, Inc.	24,378	1,559,704
Total Construction & Farm Machinery &
Heavy Trucks		6,741,577
AIR FREIGHT & LOGISTICS - 6.4%
CH Robinson Worldwide, Inc.	30,988	1,825,194
Expeditors International of Washington, Inc.	40,654	1,676,571
United Parcel Service, Inc. — Class B	16,456	1,620,916
FedEx Corp.	11,584	1,578,320
Total Air Freight & Logistics		6,701,001
INDUSTRIAL CONGLOMERATES - 6.3%
3M Co.	12,203	1,697,315
General Electric Co.	63,107	1,696,947
Roper Industries, Inc.	11,820	1,642,389
Danaher Corp.	21,472	1,575,615
Total Industrial Conglomerates		6,612,266
ELECTRICAL COMPONENTS & EQUIPMENT - 6.2%
Emerson Electric Co.	25,329	1,726,931
Eaton Corporation plc	22,231	1,614,860
AMETEK, Inc.	30,116	1,587,716
Rockwell Automation, Inc.	13,208	1,574,129
Total Electrical Components & Equipment		6,503,636
RAILROADS - 6.2%
Kansas City Southern	16,402	1,654,634
Union Pacific Corp.	8,558	1,629,700
Norfolk Southern Corp.	16,764	1,584,701
CSX Corp.	55,835	1,575,664
Total Railroads		6,444,699
RESEARCH & CONSULTING SERVICES - 4.9%
Dun & Bradstreet Corp.	16,138	1,787,445
Nielsen N.V.	36,126	1,696,116
Equifax, Inc.	22,310	1,579,771
Total Research & Consulting Services		5,063,332
ENVIRONMENTAL & FACILITIES SERVICES - 4.8%
Waste Management, Inc.	38,831	1,726,038
Republic Services, Inc. — Class A	47,545	1,668,354
Stericycle, Inc.*	13,769	1,603,262
Total Environmental & Facilities Services		4,997,654
CONSTRUCTION & ENGINEERING - 4.5%
Fluor Corp.	21,322	1,614,075
Quanta Services, Inc.*	44,828	1,581,532
Jacobs Engineering Group, Inc.*	25,316	1,460,733
Total Construction & Engineering		4,656,340
AIRLINES - 3.2%
Delta Air Lines, Inc.	46,442	1,710,459
Southwest Airlines Co.	66,243	1,601,093
Total Airlines		3,311,552
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Fastenal Co.	32,660	1,635,613
WW Grainger, Inc.	6,418	1,632,739
Total Trading Companies & Distributors		3,268,352
SECURITY & ALARM SERVICES - 3.1%
ADT Corp.	56,432	1,706,504
Tyco International Ltd.	36,944	1,511,010
Total Security & Alarm Services		3,217,514
DIVERSIFIED SUPPORT SERVICES - 3.1%
Iron Mountain, Inc.	57,790	1,643,548
Cintas Corp.	26,683	1,572,429
Total Diversified Support Services		3,215,977
BUILDING PRODUCTS - 2.7%
Allegion plc	29,726	1,466,978
Masco Corp.	69,621	1,398,686
Total Building Products		2,865,664
HOUSEHOLD APPLIANCES - 1.6%
Stanley Black & Decker, Inc.	20,053	1,722,352
HUMAN RESOURCES & EMPLOYMENT SERVICES - 1.6%
Robert Half International, Inc.	38,424	1,721,395
AGRICULTURAL & FARM MACHINERY - 1.6%
Deere & Co.	18,176	1,696,548

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

TRUCKING - 1.6%
Ryder System, Inc.	20,518	$1,686,169
OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	62,758	1,681,914
Total Common Stocks
(Cost $97,468,173)		104,437,363

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	132,832	132,832
Total Short Term Investments
(Cost $132,832)		132,832
Total Investments - 100.0%
(Cost $97,601,005)		$104,570,195
Other Assets & Liabilities, net - 0.0%		47,863
Total Net Assets - 100.0%		$104,618,058

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
plc — Public Limited Company

72 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

	Shares	Value

COMMON STOCKS† - 99.8%

SPECIALTY CHEMICALS - 16.3%
International Flavors & Fragrances, Inc.	30,049	$2,960,427
Sigma-Aldrich Corp.	29,338	2,822,609
PPG Industries, Inc.	14,341	2,776,704
Sherwin-Williams Co.	13,811	2,759,990
Ecolab, Inc.	25,683	2,687,469
Total Specialty Chemicals		14,007,199
PAPER PACKAGING - 13.4%
MeadWestvaco Corp.	76,656	2,994,950
Sealed Air Corp.	86,939	2,982,877
Bemis Company, Inc.	72,569	2,920,177
Avery Dennison Corp.	55,271	2,689,487
Total Paper Packaging		11,587,491
DIVERSIFIED CHEMICALS - 13.2%
Eastman Chemical Co.	33,327	2,905,115
Dow Chemical Co.	57,350	2,861,765
EI du Pont de Nemours & Co.	42,422	2,855,849
FMC Corp.	35,322	2,719,794
Total Diversified Chemicals		11,342,523
STEEL - 10.8%
Allegheny Technologies, Inc.	81,441	3,355,369
United States Steel Corp.[1]	116,011	3,018,606
Nucor Corp.	57,531	2,977,229
Total Steel		9,351,204
FERTILIZERS & AGRICULTURAL CHEMICALS - 9.7%
Mosaic Co.	58,242	2,914,430
Monsanto Co.	24,650	2,728,755
CF Industries Holdings, Inc.	11,062	2,712,071
Total Fertilizers & Agricultural Chemicals		8,355,256
INDUSTRIAL GASES - 9.6%
Airgas, Inc.	26,296	2,794,213
Praxair, Inc.	21,176	2,764,527
Air Products & Chemicals, Inc.	23,297	2,737,863
Total Industrial Gases		8,296,603
METAL & GLASS CONTAINERS - 6.6%
Ball Corp.	51,643	2,901,820
Owens-Illinois, Inc.*	86,408	2,746,046
Total Metal & Glass Containers		5,647,866
ALUMINUM - 3.7%
Alcoa, Inc.	235,649	3,174,192
DIVERSIFIED METALS & MINING - 3.6%
Freeport-McMoRan Copper & Gold, Inc.	89,826	3,087,320
COMMODITY CHEMICALS - 3.4%
LyondellBasell Industries N.V. — Class A	31,374	2,902,095
PAPER PRODUCTS - 3.3%
International Paper Co.	60,488	2,821,765
CONSTRUCTION MATERIALS - 3.1%
Vulcan Materials Co.	42,129	2,718,584
GOLD - 3.1%
Newmont Mining Corp.	106,566	2,646,034
Total Common Stocks
(Cost $75,127,589)		85,938,132

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	90,108	90,108
Total Short Term Investments
(Cost $90,108)		90,108

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 3.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$1,426,150	1,426,150
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	958,372	958,372
issued 04/30/14 at 0.04%
due 05/01/14	53,954	53,954
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	650,324	650,324
Total Securities Lending Collateral
(Cost $3,088,800)		3,088,800
Total Investments - 103.5%
(Cost $78,306,497)		$89,117,040
Other Assets & Liabilities, net - (3.5)%		(3,027,110)
Total Net Assets - 100.0%		$86,089,930

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

SEMICONDUCTORS - 19.0%
First Solar, Inc.*	154,928	$10,456,090
Micron Technology, Inc.*	349,319	9,124,212
Intel Corp.	341,619	9,117,811
NVIDIA Corp.	469,676	8,674,916
Microchip Technology, Inc.[1]	181,670	8,636,592
Broadcom Corp. — Class A	279,556	8,613,120
Texas Instruments, Inc.	188,910	8,585,960
Analog Devices, Inc.	167,106	8,570,867
LSI Corp.	754,718	8,407,559
Linear Technology Corp.	180,161	8,017,165
Altera Corp.	237,162	7,712,508
Xilinx, Inc.	161,289	7,611,228
Total Semiconductors		103,528,028
DATA PROCESSING & OUTSOURCED SERVICES - 16.8%
Xerox Corp.	789,622	9,546,529
Fiserv, Inc.*	146,223	8,887,434
Total System Services, Inc.	277,422	8,813,697
Fidelity National Information Services, Inc.	158,652	8,476,776
Automatic Data Processing, Inc.	107,930	8,414,223
Paychex, Inc.	200,125	8,367,226
Western Union Co.	525,423	8,338,463
MasterCard, Inc. — Class A	109,646	8,064,463
Computer Sciences Corp.	135,593	8,024,394
Visa, Inc. — Class A	37,916	7,682,161
Alliance Data Systems Corp.*	30,048	7,268,611
Total Data Processing & Outsourced Services		91,883,977
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 11.4%
SanDisk Corp.	114,208	9,704,253
Hewlett-Packard Co.	287,926	9,518,834
Apple, Inc.	15,945	9,408,985
Seagate Technology plc	166,897	8,775,444
Western Digital Corp.	98,431	8,674,724
NetApp, Inc.	228,876	8,150,274
EMC Corp.	310,567	8,012,629
Total Technology Hardware, Storage &
Peripherals		62,245,143
COMMUNICATIONS EQUIPMENT - 9.3%
Cisco Systems, Inc.	392,048	9,060,229
QUALCOMM, Inc.	111,990	8,814,733
Harris Corp.	115,338	8,479,650
Motorola Solutions, Inc.	131,450	8,357,591
F5 Networks, Inc.*	77,882	8,190,850
Juniper Networks, Inc.*	326,679	8,065,705
Total Communications Equipment		50,968,758
INTERNET SOFTWARE & SERVICES - 8.3%
Yahoo!, Inc.*	222,599	8,002,434
eBay, Inc.*	147,520	7,645,962
Akamai Technologies, Inc.*	140,615	7,462,438
Facebook, Inc. — Class A*	123,582	7,387,732
VeriSign, Inc.*	152,584	7,198,913
Google, Inc. — Class A*	7,156	3,827,601
Google, Inc. — Class C*	7,156	3,768,779
Total Internet Software & Services		45,293,859
SYSTEMS SOFTWARE - 7.6%
Oracle Corp.	222,599	9,099,847
Microsoft Corp.	222,013	8,969,325
Symantec Corp.	415,191	8,420,073
CA, Inc.	265,871	8,013,352
Red Hat, Inc.*	145,260	7,066,899
Total Systems Software		41,569,496
APPLICATION SOFTWARE - 7.2%
Citrix Systems, Inc.*	139,945	8,300,138
Autodesk, Inc.*	165,850	7,964,117
Intuit, Inc.	104,750	7,934,813
Adobe Systems, Inc.*	124,587	7,685,772
Salesforce.com, Inc.*	143,917	7,433,313
Total Application Software		39,318,153
IT CONSULTING & OTHER SERVICES - 6.2%
International Business Machines Corp.	45,951	9,027,993
Teradata Corp.*	187,277	8,513,612
Accenture plc — Class A	102,867	8,251,991
Cognizant Technology Solutions
Corp. — Class A*	166,562	7,979,153
Total IT Consulting & Other Services		33,772,749
SEMICONDUCTOR EQUIPMENT - 4.7%
Lam Research Corp.	159,113	9,166,500
Applied Materials, Inc.	447,122	8,522,145
KLA-Tencor Corp.	125,131	8,007,133
Total Semiconductor Equipment		25,695,778
ELECTRONIC COMPONENTS - 3.3%
Corning, Inc.	443,566	9,274,965
Amphenol Corp. — Class A	92,488	8,818,731
Total Electronic Components		18,093,696
ELECTRONIC MANUFACTURING SERVICES - 3.1%
TE Connectivity Ltd.	146,851	8,661,272
Jabil Circuit, Inc.	472,065	8,147,842
Total Electronic Manufacturing Services		16,809,114
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
FLIR Systems, Inc.	245,239	8,347,936
HOME ENTERTAINMENT SOFTWARE - 1.5%
Electronic Arts, Inc.*	282,772	8,002,448
Total Common Stocks
(Cost $503,603,836)		545,529,135

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	737,347	737,347
Total Short Term Investments
(Cost $737,347)		737,347

74 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Face
	Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 1.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$3,564,450	$3,564,450
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	2,395,311	2,395,311
issued 04/30/14 at 0.04%
due 05/01/14	134,850	134,850
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	1,625,389	1,625,389
Total Securities Lending Collateral
(Cost $7,720,000)		7,720,000
Total Investments - 101.4%
(Cost $512,061,183)		$553,986,482
Other Assets & Liabilities, net - (1.4)%		(7,741,002)
Total Net Assets - 100.0%		$546,245,480

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

	Shares	Value

COMMON STOCKS† - 99.7%

MULTI-UTILITIES - 39.0%
Public Service Enterprise Group, Inc.	54,620	$2,237,781
DTE Energy Co.	27,936	2,182,919
Wisconsin Energy Corp.	44,182	2,141,943
SCANA Corp.	39,898	2,141,725
Consolidated Edison, Inc.	36,625	2,125,349
Integrys Energy Group, Inc.	34,661	2,124,026
TECO Energy, Inc.	118,240	2,123,590
CMS Energy Corp.	69,506	2,106,727
Dominion Resources, Inc.	28,647	2,078,053
CenterPoint Energy, Inc.	83,759	2,073,873
NiSource, Inc.	56,693	2,059,090
Sempra Energy	20,869	2,057,892
PG&E Corp.	45,142	2,057,572
Ameren Corp.	48,655	2,009,938
Total Multi-Utilities		29,520,478
ELECTRIC UTILITIES - 37.4%
Pepco Holdings, Inc.	98,903	2,646,645
Exelon Corp.	65,332	2,288,580
Entergy Corp.	30,999	2,247,428
Edison International	38,456	2,175,071
FirstEnergy Corp.	63,749	2,151,529
American Electric Power
Company, Inc.	39,947	2,149,548
NextEra Energy, Inc.	21,240	2,120,814
Southern Co.	46,033	2,109,692
Duke Energy Corp.	28,316	2,109,259
Northeast Utilities	44,592	2,107,418
Xcel Energy, Inc.	65,592	2,090,417
PPL Corp.	61,086	2,036,607
Pinnacle West Capital Corp.	36,374	2,035,125
Total Electric Utilities		28,268,133
INTEGRATED TELECOMMUNICATION SERVICES - 14.7%
Frontier Communications Corp.[1]	401,986	2,391,817
CenturyLink, Inc.	65,381	2,282,451
AT&T, Inc.	61,618	2,199,763
Windstream Holdings, Inc.[1]	242,357	2,198,178
Verizon Communications, Inc.	43,442	2,030,045
Total Integrated Telecommunication Services		11,102,254
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.7%
NRG Energy, Inc.	66,792	2,185,434
AES Corp.	144,955	2,094,600
Total Independent Power Producers &
Energy Traders		4,280,034
GAS UTILITIES - 2.9%
AGL Resources, Inc.	40,897	2,208,438
Total Common Stocks
(Cost $70,153,392)		75,379,337

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	136,124	136,124
Total Short Term Investments
(Cost $136,124)		136,124

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 5.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$1,981,133	1,981,133
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	1,331,321	1,331,321
issued 04/30/14 at 0.04%
due 05/01/14	74,950	74,950
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	903,396	903,396
Total Securities Lending Collateral
(Cost $4,290,800)		4,290,800
Total Investments - 105.6%
(Cost $74,580,316)		$79,806,261
Other Assets & Liabilities, net - (5.6)%		(4,213,297)
Total Net Assets - 100.0%		$75,592,964

†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

76 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim MSCI
	Russell MidCap®	Russell 1000®	Russell 2000®	Emerging Markets
	Equal Weight ETF	Equal Weight ETF	Equal Weight ETF	Equal Weight ETF

Assets
Investments, at value — including $3,688,765, $1,917,783, $1,281,981 and $1,407,049 of securities loaned, respectively	$113,631,196	$89,102,397	$35,543,665	$10,125,199
Repurchase agreements	3,755,200	1,966,538	1,367,300	1,449,275
Total Investments*	117,386,396	91,068,935	36,910,965	11,574,474
Cash	—	—	14,400	—
Foreign currency, at value (cost $ —, $ —, $ — and $ 1,695)	—	—	—	1,695
Receivables:
Investments sold	—	—	31,368	—
Receivable from manager	—	—	—	831
Securities lending income	8,083	4,870	6,456	663
Dividends and interest	43,201	46,509	12,677	12,840
Tax reclaims	—	—	—	247
Total assets	117,437,680	91,120,314	36,975,866	11,590,750

Liabilities:
Payable upon return of securities loaned	3,755,200	1,966,538	1,367,300	1,449,275
Payable for:
Due to custodian	—	—	—	12,782
Accrued management fees	37,048	27,022	11,894	5,858
Total liabilities	3,792,248	1,993,560	1,379,194	1,467,915
Net assets	$113,645,432	$89,126,754	$35,596,672	$10,122,835

Net assets consist of:
Paid-in capital	$89,046,504	$71,191,227	$32,100,799	$13,102,259
Undistributed net investment income	104,671	53,785	3,369	35,477
Accumulated net realized gain (loss) on investments and foreign currency	2,182,220	608,171	(865,972)	(2,849,780)
Net unrealized appreciation (depreciation) on investments and foreign currency	22,312,037	17,273,571	4,358,476	(165,121)
Net assets	$113,645,432	$89,126,754	$35,596,672	$10,122,835
Shares outstanding (unlimited shares authorized), no par value	2,350,000	1,850,000	800,000	300,000
Net asset value, offering price and repurchase price per share	$48.36	$48.18	$44.50	$33.74
Cost of investments	$91,319,159	$71,828,826	$31,185,189	$10,290,320
Cost of repurchase agreements	3,755,200	1,966,538	1,367,300	1,449,275
*Total cost of investments	$95,074,359	$73,795,364	$32,552,489	$11,739,595

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 77

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2014

	Guggenheim S&P	Guggenheim S&P
	500® Equal Weight	500® Equal Weight	Guggenheim S&P
	Consumer	Consumer	500® Equal Weight
	Discretionary ETF	Staples ETF	Energy ETF

Assets:
Investments, at value — including $1,164,669, $— and $6,876,718 of securities loaned, respectively	$88,883,630	$118,021,136	$164,765,870
Repurchase agreements	1,147,331	—	6,964,900
Total Investments*	90,030,961	118,021,136	171,730,770
Receivables:
Fund shares sold	—	—	4,973
Investments sold	1,077,688	2,806,617	—
Securities lending income	625	—	10,758
Dividends and interest	50,987	136,734	79,194
Total assets	91,160,261	120,964,487	171,825,695

Liabilities:
Payable upon return of securities loaned	1,147,331	—	6,964,900
Payable for:
Investments purchased	1,090,443	2,819,542	—
Accrued management fees	29,790	38,227	45,095
Total liabilities	2,267,564	2,857,769	7,009,995
Net assets	$88,892,697	$118,106,718	$164,815,700

Net assets consist of:
Paid-in capital	$73,476,418	$101,810,209	$155,107,939
Undistributed net investment income	43,728	518,455	43,005
Accumulated net realized gain (loss) on investments	12,480,748	7,161,554	(5,044,231)
Net unrealized appreciation on investments	2,891,803	8,616,500	14,708,987
Net assets	$88,892,697	$118,106,718	$164,815,700
Shares outstanding (unlimited shares authorized), no par value	1,150,000	1,250,000	1,900,005
Net asset value, offering price and repurchase price per share	$77.30	$94.49	$86.74
Cost of investments	$85,991,827	$109,404,636	$150,056,883
Cost of repurchase agreements	1,147,331	—	6,964,900
*Total cost of investments	$87,139,158	$109,404,636	$157,021,783

78 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2014

	Guggenheim S&P	Guggenheim S&P	Guggenheim S&P	Guggenheim S&P
	500® Equal Weight	500® Equal Weight	500® Equal Weight	500® Equal Weight
	Financials ETF	Health Care ETF	Industrials ETF	Materials ETF

Assets:
Investments, at value — including $—, $—, $— and $2,976,688 of securities loaned, respectively	$124,528,497	$190,835,806	$104,570,195	$86,028,240
Repurchase agreements	—	—	—	3,088,800
Total Investments*	124,528,497	190,835,806	104,570,195	89,117,040
Receivables:
Fund shares sold	—	—	2,908	—
Investments sold	1,744,905	—	—	—
Securities lending income	—	202	81	3,399
Dividends and interest	66,871	103,547	75,031	86,099
Total assets	126,340,273	190,939,555	104,648,215	89,206,538

Liabilities:
Payable upon return of securities loaned	—	—	—	3,088,800
Payable for:
Investments purchased	1,740,933	—	—	—
Accrued management fees	39,367	60,166	30,157	27,808
Total liabilities	1,780,300	60,166	30,157	3,116,608
Net assets	$124,559,973	$190,879,389	$104,618,058	$86,089,930

Net assets consist of:
Paid-in capital	$122,580,574	$165,730,217	$91,828,053	$73,485,408
Undistributed (distributions in excess of) net investment income	(68,128)	153,380	72,257	99,643
Accumulated net realized loss (gain) on investments	(5,221,199)	7,828,326	5,748,558	1,694,336
Net unrealized appreciation on investments	7,268,726	17,167,466	6,969,190	10,810,543
Net assets	$124,559,973	$190,879,389	$104,618,058	$86,089,930
Shares outstanding (unlimited shares authorized), no par value	3,100,000	1,650,000	1,250,000	1,050,000
Net asset value, offering price and repurchase price per share	$40.18	$115.68	$83.69	$81.99
Cost of investments	$117,259,771	$173,668,340	$97,601,005	$75,217,697
Cost of repurchase agreements	—	—	—	3,088,800
*Total cost of investments	$117,259,771	$173,668,340	$97,601,005	$78,306,497

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 79

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2014

	Guggenheim S&P	Guggenheim S&P
	500® Equal Weight	500® Equal Weight
	Technology ETF	Utilities ETF

Assets:
Investments, at value — including $7,606,400 and $4,204,843 of securities loaned, respectively	$546,266,482	$75,515,461
Repurchase agreements	7,720,000	4,290,800
Total Investments*	553,986,482	79,806,261
Receivables:
Securities lending	583	3,389
Dividends and interest	170,086	96,012
Total assets	554,157,151	79,905,662

Liabilities:
Payable upon return of securities loaned	7,720,000	4,290,800
Payable for:
Fund shares redeemed	5,904	—
Accrued management fees	185,767	21,898
Total liabilities	7,911,671	4,312,698
Net assets	$546,245,480	$75,592,964

Net assets consist of:
Paid-in capital	$505,649,590	$66,313,440
Undistributed net investment income	204,553	152,575
Accumulated net realized loss (gain) on investments	(1,533,962)	3,901,004
Net unrealized appreciation on investments	41,925,299	5,225,945
Net assets	$546,245,480	$75,592,964
Shares outstanding (unlimited shares authorized), no par value	6,950,000	1,050,000
Net asset value, offering price and repurchase price per share	$78.60	$71.99
Cost of investments	$504,341,183	$70,289,516
Cost of repurchase agreements	7,720,000	4,290,800
*Total cost of investments	$512,061,183	$74,580,316

80 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014

				Guggenheim
	Guggenheim	Guggenheim	Guggenheim	MSCI
	Russell	Russell	Russell	Emerging
	MidCap® Equal	1000® Equal	2000® Equal	Markets Equal
	Weight ETF	Weight ETF	Weight ETF	Weight ETF

Investment Income:
Dividends, net of foreign taxes withheld*	$803,394	$666,841	$185,190	$81,642
Income from securities lending	32,703	18,314	32,020	1,907
Interest	2	1	1	—
Miscellaneous income	—	—	—	8
Total investment income	836,099	685,156	217,211	83,557

Expenses:
Management fees	187,876	145,732	62,937	34,098
Trustee fees	5,666	1,715	6,170	—
Total expenses	193,542	147,447	69,107	34,098
Less:
Expenses waived by advisor	—	—	—	(5,024)
Net investment income	642,557	537,709	148,104	54,483

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	579,767	847,450	278,968	(238,438)
In-kind redemptions	1,757,697	—	—	—
Foreign currency transactions	—	—	—	(750)
Net realized gain (loss)	2,337,464	847,450	278,968	(239,188)
Net change in unrealized appreciation (depreciation) on:
Investments	4,841,633	4,690,080	515,016	35,693
Foreign currency transactions	—	—	—	(28)
Net change in unrealized appreciation (depreciation)	4,841,633	4,690,080	515,016	35,665
Net realized and unrealized gain (loss)	7,179,097	5,537,530	793,984	(203,523)
Net increase (decrease) in net assets resulting from operations	$7,821,654	$6,075,239	$942,088	$(149,040)
* Foreign taxes withheld	$81	$52	$76	$9,520

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 81

STATEMENTS OF OPERATIONS (Unaudited)(continued)
For the Six Months Ended April 30, 2014

	Guggenheim	Guggenheim
	S&P 500®	S&P 500®	Guggenheim
	Equal Weight	Equal Weight	S&P 500®
	Consumer	Consumer	Equal Weight
	Discretionary ETF	Staples ETF	Energy ETF

Investment Income:
Dividends	$991,182	$1,481,747	$586,996
Income from securities lending	4,955	13	11,835
Interest	1	1	—
Total investment income	996,138	1,481,761	598,831

Expenses:
Management fees	253,086	205,119	157,932
Total expenses	253,086	205,119	157,932
Net investment income	743,052	1,276,642	440,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(469,768)	(59,821)	(849,917)
In-kind redemptions	16,110,532	7,583,249	—
Net realized gain (loss)	15,640,764	7,523,428	(849,917)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,425,820)	(837,409)	12,438,914
Net realized and unrealized gain	214,944	6,686,019	11,588,997
Net increase in net assets resulting from operations	$957,996	$7,962,661	$12,029,896

82 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(continued)
For the Six Months Ended April 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	S&P 500®	S&P 500®	S&P 500®	S&P 500®
	Equal Weight	Equal Weight	Equal Weight	Equal Weight
	Financials ETF	Health Care ETF	Industrials ETF	Materials ETF

Investment Income:
Dividends	$769,203	$804,855	$685,223	$638,138
Income from securities lending	—	583	848	20,246
Interest	1	2	—	1
Total investment income	769,204	805,440	686,071	658,385

Expenses:
Management fees	169,572	339,510	166,683	127,856
Total expenses	169,572	339,510	166,683	127,856
Net investment income	599,632	465,930	519,388	530,529

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	266,477	1,452,405	(243,132)	(984,685)
In-kind redemptions	1,340,177	10,369,563	7,406,481	4,422,174
Net realized gain	1,606,654	11,821,968	7,163,349	3,437,489
Net change in unrealized appreciation (depreciation) on:
Investments	3,209,047	5,645,744	166,572	1,147,429
Net realized and unrealized gain	4,815,701	17,467,712	7,329,921	4,584,918
Net increase in net assets resulting from operations	$5,415,333	$17,933,642	$7,849,309	$5,115,447

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 83

STATEMENTS OF OPERATIONS (Unaudited)(concluded)
For the Six Months Ended April 30, 2014

	Guggenheim	Guggenheim
	S&P 500®	S&P 500®
	Equal Weight	Equal Weight
	Technology ETF	Utilities ETF

Investment Income:
Dividends	$2,695,823	$1,159,884
Income from securities lending	3,179	16,558
Interest	4	1
Total investment income	2,699,006	1,176,443

Expenses:
Management fees	852,995	116,087
Total expenses	852,995	116,087
Net investment income	1,846,011	1,060,356

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	780,014	(35,839)
In-kind redemptions	9,307,004	4,686,934
Net realized gain	10,087,018	4,651,095
Net change in unrealized appreciation (depreciation) on:
Investments	21,438,222	2,336,465
Net realized and unrealized gain	31,525,240	6,987,560
Net increase in net assets resulting from operations	$33,371,251	$8,047,916

84 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell MidCap®
	Equal Weight ETF
	Period Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$642,557	$880,860
Net realized gain on investments	2,337,464	1,667,080
Net change in unrealized appreciation on investments	4,841,633	15,666,282
Net increase in net assets resulting from operations	7,821,654	18,214,222

Distributions to shareholders from:
Net investment income	(570,311)	(872,275)
Capital gains	(692,837)	—
Total distributions to shareholders	(1,263,148)	(872,275)

Shareholder transactions:
Proceeds from shares purchased	34,974,516	8,621,802
Value of shares redeemed	(4,791,967)	(1,675,923)
Net increase in net assets resulting from share transactions	30,182,549	6,945,879
Net increase in net assets	36,741,055	24,287,826

Net assets:
Beginning of period	76,904,377	52,616,551
End of period	$113,645,432	$76,904,377
Undistributed net investment income at end of period	$104,671	$32,425

Changes in shares outstanding:
Shares sold	750,000	200,000
Shares redeemed	(100,000)	(50,000)
Net increase in shares	650,000	150,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 85

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim Russell 1000®		Guggenheim Russell 2000®
	Equal Weight ETF		Equal Weight ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$537,709	$850,118	$148,104	$239,290
Net realized gain on investments	847,450	2,559,190	278,968	361,872
Net change in unrealized appreciation on investments	4,690,080	11,758,096	515,016	4,446,385
Net increase in net assets resulting from operations	6,075,239	15,167,404	942,088	5,047,547

Distributions to shareholders from:
Net investment income	(505,893)	(825,605)	(145,753)	(245,833)
Total distributions to shareholders	(505,893)	(825,605)	(145,753)	(245,833)

Shareholder transactions:
Proceeds from shares purchased	18,837,320	19,494,177	9,064,244	8,272,983
Value of shares redeemed	—	(8,127,123)	—	(1,656,312)
Net increase in net assets resulting from share transactions	18,837,320	11,367,054	9,064,244	6,616,671
Net increase in net assets	24,406,666	25,708,853	9,860,579	11,418,385

Net assets:
Beginning of period	64,720,088	39,011,235	25,736,093	14,317,708
End of period	$89,126,754	$64,720,088	$35,596,672	$25,736,093
Undistributed net investment income at end of period	$53,785	$21,969	$3,369	$1,018

Changes in shares outstanding:
Shares sold	400,000	500,000	200,000	200,000
Shares redeemed	—	(200,000)	—	(50,000)
Net increase in shares	400,000	300,000	200,000	150,000

86 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim MSCI Emerging		Guggenheim S&P 500® Equal
	Markets Equal Weight ETF		Weight Consumer Discretionary ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$54,483	$168,467	$743,052	$715,547
Net realized (loss) gain on investments	(239,188)	(422,275)	15,640,764	1,266,782
Net change in unrealized appreciation (depreciation) on investments	35,665	925,548	(15,425,820)	17,925,619
Net increase (decrease) in net assets resulting from operations	(149,040)	671,740	957,996	19,907,948

Distributions to shareholders from:
Net investment income	(55,983)	(142,210)	(728,212)	(700,441)
Total distributions to shareholders	(55,983)	(142,210)	(728,212)	(700,441)

Shareholder transactions:
Proceeds from shares purchased	—	—	27,287,644	68,655,707
Value of shares redeemed	—	(3,526,747)	(64,121,814)	(3,680,382)
Net increase (decrease) in net assets resulting from share transactions	—	(3,526,747)	(36,834,170)	64,975,325
Net increase (decrease) in net assets	(205,023)	(2,997,217)	(36,604,386)	84,182,832

Net assets:
Beginning of period	10,327,858	13,325,075	125,497,083	41,314,251
End of period	$10,122,835	$10,327,858	$88,892,697	$125,497,083
Undistributed net investment income at end of period	$35,477	$36,977	$43,728	$28,888

Changes in shares outstanding:
Shares sold	—	—	350,000	950,000
Shares redeemed	—	(100,000)	(850,000)	(50,000)
Net increase (decrease) in shares	—	(100,000)	(500,000)	900,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 87

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal		Guggenheim S&P 500® Equal
	Weight Consumer Staples ETF		Weight Energy ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,276,642	$1,372,995	$440,899	$366,278
Net realized gain (loss) on investments	7,523,428	3,958,959	(849,917)	1,160,733
Net change in unrealized appreciation (depreciation) on investments	(837,409)	10,909,808	12,438,914	6,228,548
Net increase in net assets resulting from operations	7,962,661	16,241,762	12,029,896	7,755,559

Distributions to shareholders from:
Net investment income	(888,967)	(1,309,633)	(405,812)	(380,123)
Total distributions to shareholders	(888,967)	(1,309,633)	(405,812)	(380,123)

Shareholder transactions:
Proceeds from shares purchased	54,668,706	52,450,891	109,267,922	14,930,221
Value of shares redeemed	(27,690,178)	(24,272,835)	—	(10,385,638)
Net increase in net assets resulting from share transactions	26,978,528	28,178,056	109,267,922	4,544,583
Net increase in net assets	34,052,222	43,110,185	120,892,006	11,920,019

Net assets:
Beginning of period	84,054,496	40,944,311	43,923,694	32,003,675
End of period	$118,106,718	$84,054,496	$164,815,700	$43,923,694
Undistributed net investment income at end of period	$518,455	$130,780	$43,005	$7,918

Changes in shares outstanding:
Shares sold	600,000	650,000	1,350,000	200,000
Shares redeemed	(300,000)	(300,000)	—	(150,000)
Net increase in shares	300,000	350,000	1,350,000	50,000

88 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal		Guggenheim S&P 500® Equal
	Weight Financials ETF		Weight Health Care ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$599,632	$686,052	$465,930	$687,160
Net realized gain on investments	1,606,654	4,793,753	11,821,968	21,477,831
Net change in unrealized appreciation on investments	3,209,047	3,491,840	5,645,744	13,181,168
Net increase in net assets resulting from operations	5,415,333	8,971,645	17,933,642	35,346,159

Distributions to shareholders from:
Net investment income	(677,949)	(576,182)	(427,885)	(639,369)
Return of capital	—	(112,188)	—	—
Total distributions to shareholders	(677,949)	(688,370)	(427,885)	(639,369)

Shareholder transactions:
Proceeds from shares purchased	69,374,519	68,279,874	84,490,013	251,986,793
Value of shares redeemed	(7,888,659)	(32,564,941)	(41,743,778)	(194,484,887)
Net increase in net assets resulting from share transactions	61,485,860	35,714,933	42,746,235	57,501,906
Net increase in net assets	66,223,244	43,998,208	60,251,992	92,208,696

Net assets:
Beginning of period	58,336,729	14,338,521	130,627,397	38,418,701
End of period	$124,559,973	$58,336,729	$190,879,389	$130,627,397
(Distributions in excess of) undistributed net investment income at end of period	$(68,128)	$10,189	$153,380	$115,335

Changes in shares outstanding:
Shares sold	1,750,000	2,000,000	750,000	2,900,000
Shares redeemed	(200,000)	(950,000)	(350,000)	(2,150,000)
Net increase in shares	1,550,000	1,050,000	400,000	750,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 89

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal		Guggenheim S&P 500® Equal
	Weight Industrials ETF		Weight Materials ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$519,388	$492,791	$530,529	$666,698
Net realized gain on investments	7,163,349	2,419,757	3,437,489	2,254,290
Net change in unrealized appreciation on investments	166,572	7,465,868	1,147,429	5,325,478
Net increase in net assets resulting from operations	7,849,309	10,378,416	5,115,447	8,246,466

Distributions to shareholders from:
Net investment income	(507,533)	(482,387)	(478,041)	(628,784)
Total distributions to shareholders	(507,533)	(482,387)	(478,041)	(628,784)

Shareholder transactions:
Proceeds from shares purchased	68,757,738	44,243,724	43,887,297	17,593,748
Value of shares redeemed	(28,731,985)	(13,970,905)	(11,503,463)	(9,530,520)
Net increase in net assets resulting from share transactions	40,025,753	30,272,819	32,383,834	8,063,228
Net increase in net assets	47,367,529	40,168,848	37,021,240	15,680,910

Net assets:
Beginning of period	57,250,529	17,081,681	49,068,690	33,387,780
End of period	$104,618,058	$57,250,529	$86,089,930	$49,068,690
Undistributed net investment income at end of period	$72,257	$60,402	$99,643	$47,155

Changes in shares outstanding:
Shares sold	850,000	650,000	550,000	250,000
Shares redeemed	(350,000)	(200,000)	(150,000)	(150,000)
Net increase in shares	500,000	450,000	400,000	100,000

90 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500® Equal		Guggenheim S&P 500® Equal
	Weight Technology ETF		Weight Utilities ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,846,011	$1,587,664	$1,060,356	$1,795,537
Net realized gain on investments	10,087,018	7,221,723	4,651,095	2,169,158
Net change in unrealized appreciation (depreciation) on investments	21,438,222	35,548,906	2,336,465	(386,179)
Net increase in net assets resulting from operations	33,371,251	44,358,293	8,047,916	3,578,516

Distributions to shareholders from:
Net investment income	(1,773,401)	(1,498,370)	(1,050,027)	(1,695,499)
Total distributions to shareholders	(1,773,401)	(1,498,370)	(1,050,027)	(1,695,499)

Shareholder transactions:
Proceeds from shares purchased	276,463,374	205,002,224	43,658,733	19,675,002
Value of shares redeemed	(35,091,055)	(75,066,087)	(26,801,688)	(12,183,568)
Net increase in net assets resulting from share transactions	241,372,319	129,936,137	16,857,045	7,491,434
Net increase in net assets	272,970,169	172,796,060	23,854,934	9,374,451

Net assets:
Beginning of period	273,275,311	100,479,251	51,738,030	42,363,579
End of period	$546,245,480	$273,275,311	$75,592,964	$51,738,030
Undistributed net investment income at end of period	$204,553	$131,943	$152,575	$142,246

Changes in shares outstanding:
Shares sold	3,550,000	3,100,000	650,000	300,000
Shares redeemed	(450,000)	(1,200,000)	(400,000)	(200,000)
Net increase in shares	3,100,000	1,900,000	250,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 91

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Period Ended
	2014	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011[a]
Per Share Data:
Net asset value, beginning of period	$45.24	$33.95	$31.15	$30.21
Income from investment operations:
Net investment income (loss)[b]	.32	.57	.46	.30
Net gain on investments (realized and unrealized)	3.43	11.28	2.80	.85
Total from investment operations	3.75	11.85	3.26	1.15
Less distributions from:
Net investment income	(.27)	(.56)	(.46)	(.21)
Capital gains	(.36)	—	—	—
Total distributions to shareholders	(.63)	(.56)	(.46)	(.21)
Net asset value, end of period	$48.36	$45.24	$33.95	$31.15

Total Return[c]	8.35%	35.21%	10.52%	3.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$113,645	$76,904	$52,617	$54,508
Ratio to average net assets of:
Net investment income (loss)	1.37%[d]	1.44%	1.39%	1.06%[d]
Total expenses	0.41%[d]	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	11%	29%	33%	30%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

92 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Period Ended
	2014	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011[a]
Per Share Data:
Net asset value, beginning of period	$44.63	$33.92	$31.08	$30.18
Income from investment operations:
Net investment income (loss)[b]	.34	.62	.51	.36
Net gain on investments (realized and unrealized)	3.53	10.71	2.83	.85
Total from investment operations	3.87	11.33	3.34	1.21
Less distributions from:
Net investment income	(.32)	(.62)	(.50)	(.31)
Total distributions to shareholders	(.32)	(.62)	(.50)	(.31)
Net asset value, end of period	$48.18	$44.63	$33.92	$31.08

Total Return[c]	8.69%	33.71%	10.83%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$89,127	$64,720	$39,011	$34,183
Ratio to average net assets of:
Net investment income (loss)	1.48%[d]	1.57%	1.56%	1.26%[d]
Total expenses	0.40%[d]	0.40%	0.41%	0.41%[d]
Portfolio turnover rate[e]	10%	27%	27%	25%

[a]	The Fund commenced operations on December 3, 2010.

[b]	Based on average shares outstanding.

[c]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 93

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Period Ended
	2014	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011[a]
Per Share Data:
Net asset value, beginning of period	$42.89	$31.82	$29.48	$30.19
Income from investment operations:
Net investment income (loss)[b]	.21	.54	.34	.22
Net gain (loss) on investments (realized and unrealized)	1.59	11.12	2.33	(.75)
Total from investment operations	1.80	11.66	2.67	(.53)
Less distributions from:
Net investment income	(.19)	(.59)	(.33)	(.18)
Total distributions to shareholders	(.19)	(.59)	(.33)	(.18)
Net asset value, end of period	$44.50	$42.89	$31.82	$29.48

Total Return[c]	4.20%	37.07%	9.08%	(1.78%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,597	$25,736	$14,318	$23,584
Ratio to average net assets of:
Net investment income (loss)	0.94%[d]	1.46%	1.10%	0.79%[d]
Total expenses	0.44%[d]	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	20%	42%	43%	38%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

94 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Period Ended
	2014	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011[a]
Per Share Data:
Net asset value, beginning of period	$34.43	$33.31	$33.83	$40.21
Income from investment operations:
Net investment income (loss)[b]	.18	.50	.55	.69
Net (loss) gain on investments (realized and unrealized)	(.68)	1.06	(.53)	(6.35)
Total from investment operations	(.50)	1.56	.02	(5.66)
Less distributions from:
Net investment income	(.19)	(.44)	(.48)	(.36)
Return of capital	—	—	(.06)	(.36)
Total distributions to shareholders	(.19)	(.44)	(.54)	(.72)
Net asset value, end of period	$33.74	$34.43	$33.31	$33.83

Total Return[c]	(1.45%)	4.76%	0.10%	(14.13%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,123	$10,328	$13,325	$16,914
Ratio to average net assets of:
Net investment income (loss)	1.12%[d]	1.47%	1.66%	1.99%[d]
Total expenses	0.70%[d]	0.71%	0.72%	0.71%[d]
Net expenses[e]	0.60%[d]	0.60%	0.61%	0.63%[d]
Portfolio turnover rate[f]	14%	38%	39%	63%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[d]	Annualized.
[e]	Net expense information reflects the expense ratios after expense waivers
[f]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 95

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$76.06	$55.09	$47.70	$42.37	$32.78	$24.82
Income from investment operations:
Net investment income (loss)[a]	.48	.79	.64	.56	.35	.40
Net gain on investments (realized and unrealized)	1.23	21.02	7.46	5.31	9.56	7.93
Total from investment operations	1.71	21.81	8.10	5.87	9.91	8.33
Less distributions from:
Net investment income	(.47)	(.84)	(.71)	(.54)	(.32)	(.37)
Total distributions to shareholders	(.47)	(.84)	(.71)	(.54)	(.32)	(.37)
Net asset value, end of period	$77.30	$76.06	$55.09	$47.70	$42.37	$32.78

Total Return[b]	2.23%	39.91%	17.05%	13.91%	30.35%	34.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$88,893	$125,497	$41,314	$21,467	$25,425	$11,474
Ratio to average net assets of:
Net investment income (loss)	1.22%[c]	1.19%	1.22%	1.20%	0.89%	1.61%
Total expenses	0.42%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	13%	20%	25%	26%	28%	42%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

96 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$88.48	$68.24	$61.01	$55.42	$48.42	$41.47
Income from investment operations:
Net investment income (loss)[a]	1.15	1.73	1.41	1.31	1.14	1.04
Net gain on investments (realized and unrealized)	5.57	20.22	7.20	5.49	6.95	6.91
Total from investment operations	6.72	21.95	8.61	6.80	8.09	7.95
Less distributions from:
Net investment income	(.71)	(1.71)	(1.38)	(1.21)	(1.09)	(1.00)
Total distributions to shareholders	(.71)	(1.71)	(1.38)	(1.21)	(1.09)	(1.00)
Net asset value, end of period	$94.49	$88.48	$68.24	$61.01	$55.42	$48.42

Total Return[b]	7.63%	32.59%	14.19%	12.37%	16.89%	19.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$118,107	$84,054	$40,944	$30,507	$13,856	$9,685
Ratio to average net assets of:
Net investment income (loss)	2.58%[c]	2.15%	2.14%	2.20%	2.20%	2.52%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	8%	17%	18%	15%	18%	25%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 97

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$79.86	$64.01	$64.16	$53.74	$47.69	$39.72
Income from investment operations:
Net investment income (loss)[a]	.46	.78	.55	.36	.44	.46
Net gain (loss) on investments (realized and unrealized)	6.82	15.87	(.19)	10.43	6.07	7.93
Total from investment operations	7.28	16.65	.36	10.79	6.51	8.39
Less distributions from:
Net investment income	(.40)	(.80)	(.51)	(.37)	(.46)	(.42)
Total distributions to shareholders	(.40)	(.80)	(.51)	(.37)	(.46)	(.42)
Net asset value, end of period	$86.74	$79.86	$64.01	$64.16	$53.74	$47.69

Total Return[b]	9.15%	26.19%	0.58%	20.09%	13.74%	21.39%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,816	$43,924	$32,004	$35,287	$16,122	$11,922
Ratio to average net assets of:
Net investment income (loss)	1.14%[c]	1.09%	0.88%	0.53%	0.87%	1.16%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	13%	17%	30%	23%	31%	33%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

98 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$37.64	$28.68	$24.48	$25.40	$21.53	$21.41
Income from investment operations:
Net investment income (loss)[a]	.28	.57	.39	.42	.31	.36
Net gain (loss) on investments (realized and unrealized)	2.59	9.08	4.32	(.96)	3.87	.18
Total from investment operations	2.87	9.65	4.71	(.54)	4.18	.54
Less distributions from:
Net investment income	(.33)	(.58)	(.42)	(.38)	(.31)	(.42)
Return of capital	—	(.11)	(.09)	—	—	—
Total distributions to shareholders	(.33)	(.69)	(.51)	(.38)	(.31)	(.42)
Net asset value, end of period	$40.18	$37.64	$28.68	$24.48	$25.40	$21.53

Total Return[b]	7.63%	34.05%	19.32%	(2.25%)	19.46%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$124,560	$58,337	$14,339	$17,133	$16,510	$13,995
Ratio to average net assets of:
Net investment income (loss)	1.46%[c]	1.65%	1.48%	1.59%	1.26%	2.00%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	12%	14%	17%	18%	19%	49%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 99

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$104.50	$76.84	$66.49	$59.74	$50.56	$42.21
Income from investment operations:
Net investment income (loss)[a]	.32	.55	.47	.32	.20	.19
Net gain on investments (realized and unrealized)	11.16	27.63	11.04	6.73	9.20	8.35
Total from investment operations	11.48	28.18	11.51	7.05	9.40	8.54
Less distributions from:
Net investment income	(.30)	(.52)	(.16)	(.30)	(.22)	(.19)
Total distributions to shareholders	(.30)	(.52)	(.16)	(.30)	(.22)	(.19)
Net asset value, end of period	$115.68	$104.50	$76.84	$66.49	$59.74	$50.56

Total Return[b]	10.99%	36.81%	17.39%	11.80%	18.64%	20.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$190,879	$130,627	$38,419	$53,196	$53,770	$73,308
Ratio to average net assets of:
Net investment income (loss)	0.57%[c]	0.60%	0.65%	0.47%	0.35%	0.42%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	11%	24%	15%	19%	20%	38%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

100 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$76.33	$56.94	$51.50	$49.54	$39.76	$35.73
Income from investment operations:
Net investment income (loss)[a]	.51	.95	1.05	.83	.61	.67
Net gain on investments (realized and unrealized)	7.30	19.41	5.42	2.05	9.78	4.12
Total from investment operations	7.81	20.36	6.47	2.88	10.39	4.79
Less distributions from:
Net investment income	(.45)	(.97)	(1.03)	(.92)	(.61)	(.76)
Total distributions to shareholders	(.45)	(.97)	(1.03)	(.92)	(.61)	(.76)
Net asset value, end of period	$83.69	$76.33	$56.94	$51.50	$49.54	$39.76

Total Return[b]	10.24%	36.10%	12.64%	5.80%	26.28%	13.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$104,618	$57,251	$17,082	$15,450	$42,105	$17,890
Ratio to average net assets of:
Net investment income (loss)	1.29%[c]	1.40%	1.90%	1.52%	1.34%	1.88%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	6%	24%	18%	15%	18%	35%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 101

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$75.49	$60.71	$56.57	$57.32	$45.78	$34.37
Income from investment operations:
Net investment income (loss)[a]	.67	1.25	.92	.82	1.52	.60
Net gain (loss) on investments (realized and unrealized)	6.43	14.73	4.14	(.76)	11.65	11.49
Total from investment operations	7.10	15.98	5.06	.06	13.17	12.09
Less distributions from:
Net investment income	(.60)	(1.20)	(.92)	(.81)	(1.63)	(.68)
Total distributions to shareholders	(.60)	(1.20)	(.92)	(.81)	(1.63)	(.68)
Net asset value, end of period	$81.99	$75.49	$60.71	$56.57	$57.32	$45.78

Total Return[b]	9.42%	26.59%	8.99%	0.04%	29.05%	35.82%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$86,090	$49,069	$33,388	$36,771	$34,395	$41,199
Ratio to average net assets of:
Net investment income (loss)	1.72%[c]	1.84%	1.55%	1.33%	2.88%	1.41%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	11%	18%	20%	21%	27%	57%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

102 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$70.98	$51.53	$52.23	$50.72	$39.98	$29.98
Income from investment operations:
Net investment income (loss)[a]	.34	.68	.41	.29	.12	.11
Net gain (loss) on investments (realized and unrealized)	7.60	19.43	(.75)	1.49	10.75	10.03
Total from investment operations	7.94	20.11	(.34)	1.78	10.87	10.14
Less distributions from:
Net investment income	(.32)	(.66)	(.36)	(.27)	(.13)	(.14)
Total distributions to shareholders	(.32)	(.66)	(.36)	(.27)	(.13)	(.14)
Net asset value, end of period	$78.60	$70.98	$51.53	$52.23	$50.72	$39.98

Total Return[b]	11.19%	39.23%	0.71%	3.51%	27.23%	33.94%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$546,245	$273,275	$100,479	$109,685	$88,759	$53,969
Ratio to average net assets of:
Net investment income (loss)	0.89%[c]	1.07%	0.76%	0.54%	0.26%	0.30%
Total expenses	0.41%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	12%	24%	25%	29%	25%	30%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 103

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$64.67	$60.52	$54.03	$50.27	$42.13	$41.18
Income from investment operations:
Net investment income (loss)[a]	1.23	2.36	2.03	1.89	1.84	1.89
Net gain on investments (realized and unrealized)	7.13	4.11	6.45	3.71	8.13	.88
Total from investment operations	8.36	6.47	8.48	5.60	9.97	2.77
Less distributions from:
Net investment income	(1.04)	(2.32)	(1.99)	(1.84)	(1.83)	(1.82)
Total distributions to shareholders	(1.04)	(2.32)	(1.99)	(1.84)	(1.83)	(1.82)
Net asset value, end of period	$71.99	$64.67	$60.52	$54.03	$50.27	$42.13

Total Return[b]	13.09%	10.95%	15.98%	11.29%	24.10%	6.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$75,593	$51,738	$42,364	$32,417	$20,110	$8,427
Ratio to average net assets of:
Net investment income (loss)	3.79%[c]	3.78%	3.60%	3.60%	3.95%	4.64%
Total expenses	0.42%[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	15%	22%	22%	15%	16%	26%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

104 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a nondiversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2014, the Trust offered twenty-one portfolios, of which thirteen are covered by this report. The financial statements herein relate to the following funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim Russell MidCap®	Russell MidCap® Equal Weight
Equal Weight ETF	Index
Guggenheim Russell 1000®	Russell 1000® Equal Weight
Equal Weight ETF	Index
Guggenheim Russell 2000®	Russell 2000® Equal Weight
Equal Weight ETF	Index
Guggenheim MSCI Emerging Markets	MSCI Emerging Markets Equal
Equal Weight ETF	Weighted Index
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Consumer Discretionary ETF	Consumer Discretionary
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Consumer Staples ETF	Consumer Staples
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Energy ETF	Energy
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Financials ETF	Financials
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Health Care ETF	Health Care
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Industrials ETF	Industrials
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Materials ETF	Materials
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Technology ETF	Information Technology
Guggenheim S&P 500®	S&P 500® Equal Weight Index
Equal Weight Utilities ETF	Telecommunication Service
and Utilities

The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim S&P 500® Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

If events occur after the close of a foreign exchange that will affect the value of a Fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds’ NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S.dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

106 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum
Transaction
Fund	Fee
Guggenheim Russell MidCap® Equal Weight ETF	$2,000
Guggenheim Russell 1000® Equal Weight ETF	2,500
Guggenheim Russell 2000® Equal Weight ETF	3,000
Guggenheim MSCI Emerging Markets Equal Weight ETF	6,000
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500® Equal Weight Energy ETF	500
Guggenheim S&P 500® Equal Weight Financials ETF	750
Guggenheim S&P 500® Equal Weight Health Care ETF	500
Guggenheim S&P 500® Equal Weight Industrials ETF	500
Guggenheim S&P 500® Equal Weight Materials ETF	500
Guggenheim S&P 500® Equal Weight Technology ETF	750
Guggenheim S&P 500® Equal Weight Utilities ETF	500

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim Russell MidCap® Equal Weight ETF	0.40%
Guggenheim Russell 1000® Equal Weight ETF	0.40%
Guggenheim Russell 2000® Equal Weight ETF	0.40%
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.70%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF*	0.40%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF*	0.40%
Guggenheim S&P 500® Equal Weight Energy ETF*	0.40%
Guggenheim S&P 500® Equal Weight Financials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Health Care ETF*	0.40%
Guggenheim S&P 500® Equal Weight Industrials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Materials ETF*	0.40%
Guggenheim S&P 500® Equal Weight Technology ETF*	0.40%
Guggenheim S&P 500® Equal Weight Utilities ETF*	0.40%

* Effective December 1, 2013, the advisory fee has been reduced to an annual percentage rate of 0.40% of the average daily net assets of the Fund. Prior to December 1, 2013, the annual percentage rate was 0.50% of the average daily net assets of the Fund.

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service. Prior to June 3, 2013, State Street Bank and Trust provided such services.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services. Prior to June 3, 2013, State Street Bank and Trust provided such services.

For the Guggenheim MSCI Emerging Markets Equal Weight ETF, the Advisor has contractually agreed to reduce fees and/ or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expense borne indirectly from exceeding 0.70% of the Fund’s average daily net assets until February 28, 2015. This agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue until at least February 28, 2015.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

108 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain (Loss)
Guggenheim Russell MidCap® Equal Weight ETF	$95,144,565	$24,433,989	$(2,192,158)	$22,241,831
Guggenheim Russell 1000® Equal Weight ETF	73,831,376	18,829,449	(1,591,890)	17,237,559
Guggenheim Russell 2000® Equal Weight ETF	32,587,643	6,617,014	(2,293,692)	4,323,322
Guggenheim MSCI Emerging Markets Equal Weight ETF	12,141,298	986,995	(1,553,819)	(566,824)
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	87,287,271	6,505,168	(3,761,478)	2,743,690
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	109,488,154	10,189,974	(1,656,992)	8,532,982
Guggenheim S&P 500® Equal Weight Energy ETF	157,068,865	17,377,888	(2,715,983)	14,661,905
Guggenheim S&P 500® Equal Weight Financials ETF	117,419,446	8,863,345	(1,754,294)	7,109,051
Guggenheim S&P 500® Equal Weight Health Care ETF	173,766,164	20,552,556	(3,482,914)	17,069,642
Guggenheim S&P 500® Equal Weight Industrials ETF	97,653,319	8,130,497	(1,213,621)	6,916,876
Guggenheim S&P 500® Equal Weight Materials ETF	78,510,760	11,901,041	(1,294,761)	10,606,280
Guggenheim S&P 500® Equal Weight Technology ETF	512,316,278	54,985,545	(13,315,341)	41,670,204
Guggenheim S&P 500® Equal Weight Utilities ETF	75,190,091	4,931,180	(315,010)	4,616,170

5. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at April 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Guggenheim Russell MidCap® Equal Weight ETF	$113,631,196	$3,755,200	$—	$117,386,396
Guggenheim Russell 1000® Equal Weight ETF	89,102,397	1,966,538	—	91,068,935
Guggenheim Russell 2000® Equal Weight ETF	35,534,823	1,376,142	—	36,910,965
Guggenheim MSCI Emerging Markets Equal Weight ETF	10,123,749	1,450,725	—	11,574,474
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	88,883,630	1,147,331	—	90,030,961
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	118,021,136	—	—	118,021,136
Guggenheim S&P 500® Equal Weight Energy ETF	164,765,870	6,964,900	—	171,730,770
Guggenheim S&P 500® Equal Weight Financials ETF	124,528,497	—	—	124,528,497
Guggenheim S&P 500® Equal Weight Health Care ETF	190,835,806	—	—	190,835,806
Guggenheim S&P 500® Equal Weight Industrials ETF	104,570,195	—	—	104,570,195
Guggenheim S&P 500® Equal Weight Materials ETF	86,028,240	3,088,800	—	89,117,040
Guggenheim S&P 500® Equal Weight Technology ETF	546,266,482	7,720,000	—	553,986,482
Guggenheim S&P 500® Equal Weight Utilities ETF	75,515,461	4,290,800	—	79,806,261

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

For the period ended April 30, 2014, there were no transfers between levels.

6. Investment Transactions

For the period ended April 30, 2014, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim Russell MidCap® Equal Weight ETF	$34,924,648	$4,785,025
Guggenheim Russell 1000® Equal Weight ETF	18,822,149	—
Guggenheim Russell 2000® Equal Weight ETF	9,047,754	—
Guggenheim MSCI Emerging Markets Equal Weight ETF	1,522	—
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	27,275,629	64,102,098
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	54,493,825	27,644,180
Guggenheim S&P 500® Equal Weight Energy ETF	109,096,018	—
Guggenheim S&P 500® Equal Weight Financials ETF	69,262,791	7,862,435
Guggenheim S&P 500® Equal Weight Health Care ETF	84,423,105	41,710,915
Guggenheim S&P 500® Equal Weight Industrials ETF	68,584,897	28,674,160
Guggenheim S&P 500® Equal Weight Materials ETF	43,788,248	11,475,777
Guggenheim S&P 500® Equal Weight Technology ETF	276,187,740	35,077,375
Guggenheim S&P 500® Equal Weight Utilities ETF	43,361,060	26,665,681

The cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Russell MidCap® Equal Weight ETF	$10,856,533	$11,498,801
Guggenheim Russell 1000® Equal Weight ETF	7,742,659	7,737,355
Guggenheim Russell 2000® Equal Weight ETF	6,333,702	6,457,671
Guggenheim MSCI Emerging Markets Equal Weight ETF	1,429,373	1,480,849
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	15,942,305	15,997,306
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	8,531,592	8,293,717
Guggenheim S&P 500® Equal Weight Energy ETF	10,756,242	10,740,697
Guggenheim S&P 500® Equal Weight Financials ETF	10,509,417	10,438,762
Guggenheim S&P 500® Equal Weight Health Care ETF	18,067,829	17,953,298
Guggenheim S&P 500® Equal Weight Industrials ETF	4,746,891	4,730,568
Guggenheim S&P 500® Equal Weight Materials ETF	7,028,135	6,976,234
Guggenheim S&P 500® Equal Weight Technology ETF	51,021,091	51,000,361
Guggenheim S&P 500® Equal Weight Utilities ETF	8,419,572	8,293,395

7. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

110 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2014, the Funds participated in securities lending as follows:

	Value of	Cash
	Securities	Collateral
Fund	Collateral	Received
Guggenheim Russell MidCap® Equal Weight ETF	$3,688,765	$3,755,200
Guggenheim Russell 1000® Equal Weight ETF	1,917,783	1,966,538
Guggenheim Russell 2000® Equal Weight ETF	1,281,981	1,367,300
Guggenheim MSCI Emerging Markets Equal Weight ETF	1,407,049	1,449,275
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	1,164,669	1,147,331
Guggenheim S&P 500® Equal Weight Energy ETF	6,876,718	6,964,900
Guggenheim S&P 500® Equal Weight Materials ETF	2,976,688	3,088,800
Guggenheim S&P 500® Equal Weight Technology ETF	7,606,400	7,720,000
Guggenheim S&P 500® Equal Weight Utilities ETF	4,204,843	4,290,800

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2014:

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2014:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.04%			0.12% - 1.88%
Due 05/01/14	$14,659,559	$14,659,575	10/15/15 - 11/14/18	$12,890,684	$12,891,439
			Federal Farm Credit Bank
			1.90%
			10/10/18	2,065,653	2,064,794
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.05%			2.00%
Due 05/01/14	9,851,222	9,851,236	01/31/16	4,859,997	5,025,140
			Federal Home Loan Bank
			0.16% - 3.10%
			06/30/14 - 02/15/30	2,527,229	2,435,748
			Fannie Mae Strip
			0.00%
			01/15/30	1,759,383	937,962
			Fannie Mae
			0.50% - 5.375%
			05/27/15 - 06/12/17	1,572,758	1,651,653
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.04%			0.38%
Due 05/01/14	554,600	554,601	04/30/16	566,606	565,809
BNP Paribas Securities Corp.			U.S. Tip Bond
0.05%			0.63% - 2.13%
Due 05/01/14	6,684,758	6,684,768	01/15/19 - 01/15/24	6,176,173	6,819,830

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 111

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SCLFC actions”). Rydex ETF Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On February 25, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action. That motion remains pending.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight Consumer Discretionary Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $249,481. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

112 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 113

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INTERESTED TRUSTEE

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Donald C. Cacciapaglia*	Trustee from 2012 to present.	Current: President and Chief	214	Delaware Life
(1951)		Executive Officer, certain other		(2013–present);
		funds in the Fund Complex		Guggenheim
		(2012–present); Vice Chairman,		Life and Annuity
		Guggenheim Investments		Company
		(2010–present).		(2011–present);
Paragon Life
		Former: Chairman and Chief		Insurance
		Executive Officer, Channel		Company of
		Capital Group, Inc. (2002–2010).		Indiana
(2011–present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009–present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005–present).	131	None.

114 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996–present).	131	Board of Directors of US Global Investors (GROW) (1995–present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (197732010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962–present).	131	None.

OFFICERS

Name, Address	Position(s) Held with
and Year of	the Trust, Term of Office and	Principal Occupation(s)
Birth of Officer	Length of Time Served	During Past 5 Years

Donald C. Cacciapaglia (1951)	President (2012–present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (200232010).

Michael P. Byrum (1970)	Vice President (1999–present).	Current: Senior Vice President, Security Investors, LLC (2010–present); President and Chief Investment Officer, Rydex Holdings, LLC (2008–present); Director and Chairman, Advisory Research Center, Inc. (2006–present); Manager, Guggenheim Specialized Products, LLC (2005–present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (200932010) and Secretary (200232010), Rydex Fund Services, LLC; Director (200832010), Chief Investment Officer (200632010), President (200432010) and Secretary (200232010), Rydex Advisors, LLC; Director (200832010), Chief Investment Officer (200632010), President (200432010) and Secretary (200232010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003–present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003–present); Senior Vice President, Security Investors, LLC (2010–present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009–present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009–present); Vice President, Rydex Holdings, LLC (2008–present).

Former: Senior Vice President, Security Global Investors, LLC (201032011); Senior Vice President, Rydex Advisors, LLC (200632011); Senior Vice President, Rydex Advisors II, LLC (200632011).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS - concluded

Name, Address	Position(s) Held with
and Year of	the Trust, Term of Office and	Principal Occupation(s)
Birth of Officer	Length of Time Served	During Past 5 Years

Elisabeth Miller (1968)	Chief Compliance Officer (2012–present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012–present); Chief Compliance Officer, Security Investors, LLC (2012–present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (2014–present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009–2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006–present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009–present) and Secretary (2012–present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

116 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Privacy Principles of the Funds

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how the Funds protect that information and why, in certain cases, the Funds may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about their shareholders to employees of the Funds’ investment advisor and its affiliates with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 117

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4.30.2014

Guggenheim ETF Semi-Annual Report

XLG	Guggenheim Russell Top 50® Mega Cap ETF
RPV	Guggenheim S&P 500® Pure Value ETF
RPG	Guggenheim S&P 500® Pure Growth ETF
RFV	Guggenheim S&P MidCap 400® Pure Value ETF
RFG	Guggenheim S&P MidCap 400® Pure Growth ETF
RZV	Guggenheim S&P SmallCap 600® Pure Value ETF
RZG	Guggenheim S&P SmallCap 600® Pure Growth ETF

ETF2-SEMI-0414x1014	guggenheiminvestments.com

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for seven of our style-oriented exchange traded funds (“ETFs”) for the semiannual period ended April 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim Partners, LLC and Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

May 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2014

The U.S. economy during the period absorbed the impact of the start of the Federal Reserve’s tapering program, heightened international tension, and a severe U.S. winter, but at the end of the period was on solid ground. Reflecting weather-related weakness, U.S. GDP in the first quarter of 2014 rose just 0.1 percent at an annualized rate. Personal consumption rose by 3 percent, led by health care spending. Weak investment spending, falling inventories, and weak trade pulled down growth. The negative effect of winter conditions on first-quarter output reined in estimates of full-year 2014 growth.

The conundrum is that, with the American economy adding jobs, consumer spending accelerating, and economic data generally strong, interest rates would be expected to rise. However, capital flows from overseas have been playing a crucial role in keeping rates low. As tensions escalated in Ukraine, a flight to safety put downward pressure on U.S. Treasury yields. Japan’s first sales tax increase since 1997 has helped slow consumer spending, which could lead to an acceleration of monetary stimulus there. Such a move puts pressure on China to further devalue its currency, which in turn might drive increased Chinese demand for U.S. Treasuries. This phenomenon of lower rates when conditions suggest higher rates only adds to already improving U.S. economic prospects, as low rates and increasing employment positively impact housing and consumer spending. There has also been a pickup in mergers and acquisition activity, and U.S. first-quarter earnings beat estimates—further supporting equity prices.

Real returns on fixed income are poised to remain lower than they have been in previous expansions. Part of that is due to demographics, with more retirees shifting investment to fixed income—and the other is the amount of central bank-induced liquidity swashing around the system, which has also helped mute real rates. The Fed continues pumping enormous amounts of liquidity into the system, however, with strong signals that it will not raise interest rates until the latter half of 2015, the expansion is proceeding steadily.

For the six months ended April 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.36%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.44%. The return of the MSCI Emerging Markets Index* was -2.98%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.74% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 4.72%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2013 and held for the six months ended April 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	10/31/13	04/30/14	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	7.86%	$1,000.00	$1,078.60	$1.03
Guggenheim S&P 500® Pure Value ETF	0.35%	13.05%	1,000.00	1,130.50	1.85
Guggenheim S&P 500® Pure Growth ETF	0.35%	8.94%	1,000.00	1,089.40	1.81
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	6.04%	1,000.00	1,060.40	1.79
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	2.76%	1,000.00	1,027.60	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	7.56%	1,000.00	1,075.60	1.80
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	3.35%	1,000.00	1,033.50	1.76

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	5.00%	1,000.00	1,023.80	1.00
Guggenheim S&P 500® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period October 31, 2013 to April 30, 2014.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

(% of Total
Ten Largest Holdings*	Net Assets)
Apple, Inc.	6.4%
Exxon Mobil Corp.	5.7%
Microsoft Corp.	4.2%
Johnson & Johnson	3.6%
General Electric Co.	3.5%
Chevron Corp.	3.0%
Wells Fargo & Co.	3.0%
Berkshire Hathaway, Inc. — Class B	2.9%
Procter & Gamble Co.	2.8%
JPMorgan Chase & Co.	2.6%
Top Ten Total	37.7%

“Ten Largest Holdings” exclude any temporary cash.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Alcoa, Inc.	2.5%
Berkshire Hathaway, Inc. — Class B	2.2%
WellPoint, Inc.	2.0%
Valero Energy Corp.	2.0%
Nabors Industries Ltd.	1.9%
Tyson Foods, Inc. — Class A	1.7%
Genworth Financial, Inc. — Class A	1.7%
Assurant, Inc.	1.6%
Murphy Oil Corp.	1.5%
Archer-Daniels-Midland Co.	1.5%
Top Ten Total	18.6%

“Ten Largest Holdings” exclude any temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

(% of Total
Ten Largest Holdings*	Net Assets)
Huntington Bancshares, Inc.	2.0%
Safeway, Inc.	2.0%
Actavis plc	1.9%
Facebook, Inc. — Class A	1.8%
Michael Kors Holdings Ltd.	1.8%
Southwest Airlines Co.	1.8%
TripAdvisor, Inc.	1.7%
Keurig Green Mountain, Inc.	1.7%
Delta Air Lines, Inc.	1.6%
Celgene Corp.	1.6%
Top Ten Total	17.9%

“Ten Largest Holdings” exclude any temporary cash.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Tech Data Corp.	2.8%
Ingram Micro, Inc. — Class A	2.7%
URS Corp.	2.1%
AECOM Technology Corp.	2.1%
Arrow Electronics, Inc.	2.1%
Reinsurance Group of America, Inc. — Class A	2.1%
Avnet, Inc.	2.0%
Universal Corp.	2.0%
Health Net, Inc.	1.9%
Superior Energy Services, Inc.	1.9%
Top Ten Total	21.7%

“Ten Largest Holdings” exclude any temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

(% of Total
Ten Largest Holdings*	Net Assets)
Salix Pharmaceuticals Ltd.	2.8%
Trinity Industries, Inc.	2.6%
Patterson-UTI Energy, Inc.	2.4%
Synovus Financial Corp.	2.2%
United Therapeutics Corp.	1.9%
Umpqua Holdings Corp.	1.9%
BancorpSouth, Inc.	1.9%
Tempur Sealy International, Inc.	1.8%
SVB Financial Group	1.8%
Endo International plc	1.8%
Top Ten Total	21.1%

“Ten Largest Holdings” exclude any temporary cash.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

(% of Total
Ten Largest Holdings*	Net Assets)
Green Plains Renewable Energy, Inc.	2.2%
Pioneer Energy Services Corp.	1.7%
ManTech International Corp. — Class A	1.6%
Engility Holdings, Inc.	1.5%
Central Garden and Pet Co. — Class A	1.5%
Sanmina Corp.	1.5%
Perry Ellis International, Inc.	1.3%
Seneca Foods Corp. — Class A	1.3%
Cash America International, Inc.	1.3%
Stewart Information Services Corp.	1.3%
Top Ten Total	15.2%

“Ten Largest Holdings” exclude any temporary cash.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

(% of Total
Ten Largest Holdings*	Net Assets)
US Silica Holdings, Inc.	2.4%
Questcor Pharmaceuticals, Inc.	1.9%
Matrix Service Co.	1.8%
Repligen Corp.	1.6%
Akorn, Inc.	1.5%
Carrizo Oil & Gas, Inc.	1.4%
Lithia Motors, Inc. — Class A	1.3%
Taser International, Inc.	1.3%
Stone Energy Corp.	1.3%
Saia, Inc.	1.3%
Top Ten Total	15.8%

“Ten Largest Holdings” exclude any temporary cash.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

	Shares	Value

COMMON STOCKS† - 99.8%

INFORMATION TECHNOLOGY - 26.5%
Apple, Inc.	53,967	$31,845,388
Microsoft Corp.	521,988	21,088,316
International Business Machines Corp.	61,111	12,006,478
Google, Inc. — Class A*	16,855	9,015,402
Google, Inc. — Class C*	16,855	8,876,854
Oracle Corp.	210,059	8,587,212
QUALCOMM, Inc.	107,999	8,500,601
Intel Corp.	310,714	8,292,957
Cisco Systems, Inc.	334,049	7,719,872
Visa, Inc. — Class A	32,656	6,616,432
MasterCard, Inc. — Class A	73,044	5,372,386
eBay, Inc.*	81,120	4,204,450
Total Information Technology		132,126,348
FINANCIALS - 14.4%
Wells Fargo & Co.	301,774	14,980,061
Berkshire Hathaway, Inc. — Class B*	112,489	14,494,208
JPMorgan Chase & Co.	236,251	13,225,331
Bank of America Corp.	673,830	10,201,786
Citigroup, Inc.	190,197	9,112,338
American Express Co.	59,223	5,177,867
Goldman Sachs Group, Inc.	28,660	4,580,441
Total Financials		71,772,032
ENERGY - 12.5%
Exxon Mobil Corp.	277,921	28,461,891
Chevron Corp.	121,167	15,208,882
Schlumberger Ltd.	83,097	8,438,500
ConocoPhillips	76,423	5,678,993
Occidental Petroleum Corp.	50,356	4,821,587
Total Energy		62,609,853
HEALTH CARE - 12.0%
Johnson & Johnson	175,570	17,783,485
Pfizer, Inc.	418,042	13,076,354
Merck & Company, Inc.	188,743	11,052,790
Gilead Sciences, Inc.*	95,342	7,483,394
Amgen, Inc.	46,878	5,238,617
Bristol-Myers Squibb Co.	102,668	5,142,640
Total Health Care		59,777,280
CONSUMER STAPLES - 11.9%
Procter & Gamble Co.	171,314	14,141,971
Coca-Cola Co.	239,073	9,751,788
Philip Morris International, Inc.	102,229	8,733,423
PepsiCo, Inc.	96,660	8,302,127
Wal-Mart Stores, Inc.	100,655	8,023,210
CVS Caremark Corp.	76,532	5,565,407
Altria Group, Inc.	125,553	5,035,931
Total Consumer Staples		59,553,857
INDUSTRIALS - 9.3%
General Electric Co.	646,311	17,379,303
United Technologies Corp.	57,461	6,799,360
Boeing Co.	47,422	6,118,386
3M Co.	43,141	6,000,482
Union Pacifi c Corp.	29,175	5,555,795
United Parcel Service, Inc. — Class B	45,276	4,459,686
Total Industrials		46,313,012
CONSUMER DISCRETIONARY - 8.4%
Walt Disney Co.	112,569	8,931,224
Comcast Corp. — Class A	164,011	8,489,209
Amazon.com, Inc.*	22,982	6,989,516
Home Depot, Inc.	85,665	6,811,224
McDonald’s Corp.	62,664	6,352,876
Twenty-First Century Fox, Inc. — Class A	124,215	3,977,364
News Corp. — Class A*	31,054	528,539
Total Consumer Discretionary		42,079,952
TELECOMMUNICATION SERVICES - 4.8%
Verizon Communications, Inc.	257,958	12,054,377
AT&T, Inc.	336,278	12,005,125
Total Telecommunication Services		24,059,502
Total Common Stocks
(Cost $427,203,824)		498,291,836

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	394,821	394,821
Total Short Term Investments
(Cost $394,821)		394,821
Total Investments - 99.9%
(Cost $427,598,645)		$498,686,657
Other Assets & Liabilities, net - 0.1%		396,234
Total Net Assets - 100.0%		$499,082,891

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIALS - 25.1%
Berkshire Hathaway, Inc. — Class B*	146,883	$18,925,874
Genworth Financial, Inc. — Class A*	782,902	13,974,801
Assurant, Inc.	205,606	13,859,900
American International Group, Inc.	200,140	10,633,438
Hartford Financial Services Group, Inc.	294,743	10,572,431
Unum Group	304,595	10,118,646
XL Group plc — Class A	315,726	9,898,010
MetLife, Inc.	187,034	9,791,230
Allstate Corp.	170,246	9,695,510
Loews Corp.	168,635	7,414,881
Capital One Financial Corp.	99,879	7,381,058
SunTrust Banks, Inc.	190,486	7,287,994
Morgan Stanley	226,390	7,002,243
PNC Financial Services Group, Inc.	77,102	6,479,652
Bank of America Corp.	420,709	6,369,534
Travelers Companies, Inc.	68,432	6,198,571
JPMorgan Chase & Co.	108,467	6,071,983
Goldman Sachs Group, Inc.	36,452	5,825,759
ACE Ltd.	55,302	5,658,501
Bank of New York Mellon Corp.	150,132	5,084,971
NASDAQ OMX Group, Inc.	136,019	5,019,101
Hudson City Bancorp, Inc.	456,421	4,545,953
BB&T Corp.	111,829	4,174,577
Chubb Corp.	38,552	3,549,868
Wells Fargo & Co.	70,391	3,494,209
Cincinnati Financial Corp.	69,542	3,389,477
M&T Bank Corp.	24,903	3,038,415
Aflac, Inc.	47,855	3,001,466
Progressive Corp.	118,574	2,875,420
Total Financials		211,333,473
UTILITIES - 16.8%
NRG Energy, Inc.	387,946	12,693,593
Exelon Corp.	327,714	11,479,821
Pepco Holdings, Inc.	393,550	10,531,398
Entergy Corp.	133,945	9,711,013
Integrys Energy Group, Inc.	140,389	8,603,038
FirstEnergy Corp.	193,695	6,537,206
Edison International	115,407	6,527,420
AES Corp.	416,645	6,020,520
PG&E Corp.	128,210	5,843,812
Consolidated Edison, Inc.	98,555	5,719,147
Public Service Enterprise Group, Inc.	138,575	5,677,418
Xcel Energy, Inc.	175,742	5,600,898
SCANA Corp.	104,198	5,593,349
DTE Energy Co.	68,123	5,323,131
AGL Resources, Inc.	94,306	5,092,524
PPL Corp.	147,923	4,931,753
Pinnacle West Capital Corp.	85,616	4,790,215
Northeast Utilities	99,202	4,688,287
Duke Energy Corp.	61,923	4,612,644
American Electric Power Company, Inc.	79,990	4,304,262
TECO Energy, Inc.	222,244	3,991,502
CMS Energy Corp.	118,160	3,581,430
Total Utilities		141,854,381
ENERGY - 16.2%
Valero Energy Corp.	290,670	16,617,603
Nabors Industries Ltd.	641,109	16,361,102
Murphy Oil Corp.	206,024	13,068,102
Phillips 66	155,667	12,954,608
Hess Corp.	127,086	11,330,988
Tesoro Corp.	186,944	10,523,078
Rowan Companies plc — Class A	202,183	6,251,498
Baker Hughes, Inc.	85,235	5,957,927
Apache Corp.	67,751	5,880,787
Transocean Ltd.[1]	131,662	5,670,682
Chevron Corp.	42,732	5,363,721
Denbury Resources, Inc.	317,404	5,338,735
Ensco plc — Class A	99,359	5,012,662
Marathon Oil Corp.	135,029	4,881,298
Noble Corporation plc	137,050	4,222,511
ConocoPhillips	52,387	3,892,878
Exxon Mobil Corp.	35,089	3,593,464
Total Energy		136,921,644
CONSUMER DISCRETIONARY - 8.6%
General Motors Co.	266,492	9,188,644
AutoNation, Inc.*	165,281	8,758,240
Staples, Inc.	685,015	8,562,688
Ford Motor Co.	485,777	7,845,299
Kohl’s Corp.	126,691	6,941,400
DR Horton, Inc.	284,882	6,347,171
Target Corp.	100,526	6,207,481
Whirlpool Corp.	33,967	5,209,858
Carnival Corp.	129,161	5,077,319
PulteGroup, Inc.	260,613	4,792,673
Macy’s, Inc.	64,517	3,705,211
Total Consumer Discretionary		72,635,984
CONSUMER STAPLES - 7.7%
Tyson Foods, Inc. — Class A	336,511	14,123,367
Archer-Daniels-Midland Co.	297,320	13,001,804
Kroger Co.	190,450	8,768,318
Sysco Corp.	182,425	6,645,743
CVS Caremark Corp.	82,560	6,003,763
Wal-Mart Stores, Inc.	64,927	5,175,331
Molson Coors Brewing Co. — Class B	81,625	4,895,051
Costco Wholesale Corp.	32,628	3,774,407
ConAgra Foods, Inc.	89,172	2,720,638
Total Consumer Staples		65,108,422
HEALTH CARE - 7.2%
WellPoint, Inc.	169,465	17,061,735
Humana, Inc.	116,167	12,749,328
Aetna, Inc.	127,924	9,140,170
UnitedHealth Group, Inc.	85,778	6,436,781
Cardinal Health, Inc.	92,318	6,417,024
Express Scripts Holding Co.*	93,906	6,252,261
Quest Diagnostics, Inc.	47,066	2,632,401
Total Health Care		60,689,700

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

MATERIALS - 6.1%
Alcoa, Inc.	1,535,289	$20,680,342
Allegheny Technologies, Inc.	145,108	5,978,450
Dow Chemical Co.	93,905	4,685,860
Mosaic Co.	83,667	4,186,697
International Paper Co.	80,442	3,752,619
Bemis Company, Inc.	90,817	3,654,476
Freeport-McMoRan Copper & Gold, Inc.	90,163	3,098,902
Avery Dennison Corp.	56,435	2,746,127
Nucor Corp.	52,167	2,699,642
Total Materials		51,483,115
INFORMATION TECHNOLOGY - 5.8%
Hewlett-Packard Co.	368,251	12,174,378
Xerox Corp.	987,551	11,939,492
Jabil Circuit, Inc.	597,178	10,307,292
Computer Sciences Corp.	138,511	8,197,081
Corning, Inc.	290,120	6,066,409
Total Information Technology		48,684,652
INDUSTRIALS - 4.9%
L-3 Communications Holdings, Inc.	74,829	8,633,022
Ryder System, Inc.	103,989	8,545,816
Fluor Corp.	84,249	6,377,649
Jacobs Engineering Group, Inc.*	109,180	6,299,686
Joy Global, Inc.[1]	74,705	4,510,688
Deere & Co.	38,489	3,592,563
Stanley Black & Decker, Inc.	35,771	3,072,371
Total Industrials		41,031,795
TELECOMMUNICATION SERVICES - 1.5%
Frontier Communications Corp.[1]	1,226,216	7,295,985
CenturyLink, Inc.	163,150	5,695,567
Total Telecommunication Services		12,991,552
Total Common Stocks
(Cost $778,489,343)		842,734,718

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	742,970	742,970
Total Short Term Investments
(Cost $742,970)		742,970

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$7,403,506	7,403,506
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	4,975,156	4,975,156
issued 04/30/14 at 0.04%
due 05/01/14	280,089	280,089
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	3,375,999	3,375,999
Total Securities Lending Collateral
(Cost $16,034,750)		16,034,750
Total Investments - 101.9%
(Cost $795,267,063)		$859,512,438
Other Assets & Liabilities, net - (1.9)%		(15,821,715)
Total Net Assets - 100.0%		$843,690,723

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

CONSUMER DISCRETIONARY - 28.7%
Michael Kors Holdings Ltd.*	250,004	$22,800,365
TripAdvisor, Inc.*	272,418	21,995,029
Chipotle Mexican Grill, Inc. — Class A*	39,083	19,482,876
Netflix, Inc.*	60,219	19,392,927
News Corp. — Class A*	1,104,151	18,792,650
Priceline Group, Inc.*	15,755	18,240,351
Harman International Industries, Inc.	164,259	18,004,429
Wynn Resorts Ltd.	87,856	17,912,960
Under Armour, Inc. — Class A*	343,173	16,777,728
Goodyear Tire & Rubber Co.	637,294	16,059,809
DIRECTV*	175,170	13,593,192
Fossil Group, Inc.*	107,565	11,471,807
Amazon.com, Inc.*	37,061	11,271,362
Comcast Corp. — Class A	213,139	11,032,075
Tractor Supply Co.	152,322	10,242,131
Wyndham Worldwide Corp.	140,619	10,031,759
BorgWarner, Inc.	135,025	8,390,454
Interpublic Group of Companies, Inc.	464,560	8,092,635
Discovery Communications, Inc. — Class A*	104,548	7,935,193
NIKE, Inc. — Class B	99,660	7,270,197
Johnson Controls, Inc.	160,784	7,257,790
CBS Corp. — Class B	116,819	6,747,465
Viacom, Inc. — Class B	79,160	6,727,017
Graham Holdings Co. — Class B	9,941	6,672,697
VF Corp.	106,219	6,488,919
Harley-Davidson, Inc.	77,793	5,752,014
Dollar Tree, Inc.*	110,161	5,736,083
O’Reilly Automotive, Inc.*	38,347	5,705,650
Time Warner Cable, Inc.	39,621	5,604,787
Starbucks Corp.	71,648	5,059,782
Bed Bath & Beyond, Inc.*	75,870	4,713,803
Mohawk Industries, Inc.*	35,223	4,663,877
TJX Companies, Inc.	78,260	4,553,167
Total Consumer Discretionary		364,472,980
HEALTH CARE - 15.1%
Actavis plc*	115,048	23,507,758
Celgene Corp.*	133,905	19,685,374
Regeneron Pharmaceuticals, Inc.*	63,616	18,886,954
Vertex Pharmaceuticals, Inc.*	275,962	18,682,627
Gilead Sciences, Inc.*	232,039	18,212,741
Biogen Idec, Inc.*	55,959	16,066,948
Allergan, Inc.	87,824	14,564,732
Boston Scientific Corp.*	1,029,638	12,983,735
Alexion Pharmaceuticals, Inc.*	78,611	12,436,260
Cigna Corp.	120,191	9,620,088
Thermo Fisher Scientific, Inc.	62,749	7,153,386
Perrigo Company plc	48,408	7,012,383
Cerner Corp.*	128,072	6,570,094
St. Jude Medical, Inc.	98,607	6,258,586
Total Health Care		191,641,666
INFORMATION TECHNOLOGY - 15.0%
Facebook, Inc. — Class A*	385,986	23,074,243
Seagate Technology plc	363,028	19,088,012
Western Digital Corp.	186,859	16,467,884
First Solar, Inc.*	221,947	14,979,203
Alliance Data Systems Corp.*	58,262	14,093,578
VeriSign, Inc.*	284,038	13,400,913
Cognizant Technology Solutions
Corp. — Class A*	250,746	12,011,987
MasterCard, Inc. — Class A	124,776	9,177,275
QUALCOMM, Inc.	104,449	8,221,181
Electronic Arts, Inc.*	281,040	7,953,432
SanDisk Corp.	93,503	7,944,950
Salesforce.com, Inc.*	145,602	7,520,343
Google, Inc. — Class A*	12,532	6,703,116
Google, Inc. — Class C*	12,532	6,600,103
Fidelity National Information Services, Inc.	116,082	6,202,261
Micron Technology, Inc.*	226,035	5,904,034
Yahoo!, Inc.*	161,218	5,795,787
Visa, Inc. — Class A	26,827	5,435,418
Total Information Technology		190,573,720
FINANCIALS - 13.7%
Huntington Bancshares, Inc.	2,763,272	25,311,572
KeyCorp	1,442,414	19,674,527
Comerica, Inc.	357,581	17,249,707
Fifth Third Bancorp	812,708	16,749,912
Prudential Financial, Inc.	183,746	14,824,627
Discover Financial Services	222,735	12,450,887
Ameriprise Financial, Inc.	111,165	12,409,349
Moody’s Corp.	133,581	10,486,109
Charles Schwab Corp.	368,603	9,786,410
Torchmark Corp.	87,635	6,984,510
Macerich Co.	92,979	6,035,267
American Express Co.	64,772	5,663,016
BlackRock, Inc. — Class A	18,720	5,634,720
Invesco Ltd.	156,664	5,516,139
IntercontinentalExchange Group, Inc.	21,888	4,474,783
Total Financials		173,251,535
ENERGY - 8.9%
Helmerich & Payne, Inc.	156,066	16,956,571
Halliburton Co.	254,397	16,044,819
Cabot Oil & Gas Corp.	396,220	15,563,522
EOG Resources, Inc.	150,398	14,739,004
Pioneer Natural Resources Co.	75,135	14,521,341
Range Resources Corp.	106,155	9,601,720
Noble Energy, Inc.	105,911	7,602,292
Equities Corp.	62,716	6,835,417
Schlumberger Ltd.	64,510	6,550,991
Kinder Morgan, Inc.	152,285	4,973,628
Total Energy		113,389,305
INDUSTRIALS - 8.5%
Southwest Airlines Co.	933,040	22,551,577
Delta Air Lines, Inc.	545,678	20,097,321
Textron, Inc.	386,827	15,821,224
PACCAR, Inc.	182,823	11,697,016
Robert Half International, Inc.	213,793	9,577,926
Boeing Co.	62,005	7,999,885
Pitney Bowes, Inc.	268,799	7,203,813

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

Precision Castparts Corp.	24,624	$6,232,088
Flowserve Corp.	84,299	6,158,042
Total Industrials		107,338,892
CONSUMER STAPLES - 6.0%
Safeway, Inc.	741,758	25,264,277
Keurig Green Mountain, Inc.	225,876	21,160,064
Constellation Brands, Inc. — Class A*	227,097	18,131,424
Monster Beverage Corp.*	94,562	6,331,872
Coca-Cola Enterprises, Inc.	116,080	5,274,675
Total Consumer Staples		76,162,312
MATERIALS - 4.0%
LyondellBasell Industries N.V. — Class A	184,043	17,023,978
Sealed Air Corp.	320,437	10,994,193
Ecolab, Inc.	89,361	9,350,735
Eastman Chemical Co.	90,084	7,852,622
PPG Industries, Inc.	27,436	5,312,158
Total Materials		50,533,686
Total Common Stocks
(Cost $1,195,975,298)		1,267,364,096

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash
Reserve Fund	1,291,064	1,291,064
Total Short Term Investments
(Cost $1,291,064)		1,291,064
Total Investments - 100.0%
(Cost $1,197,266,362)		$1,268,655,160
Other Assets & Liabilities, net - 0.0%		(249,388)
Total Net Assets - 100.0%		$1,268,405,772

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.8%

FINANCIALS - 20.4%
Reinsurance Group of America,
Inc. — Class A	25,284	$1,939,535
Hanover Insurance Group, Inc.	25,506	1,490,826
First American Financial Corp.	55,700	1,481,620
Aspen Insurance Holdings Ltd.	29,615	1,355,775
Protective Life Corp.	24,762	1,266,576
Kemper Corp.	30,703	1,210,005
Fidelity National Financial,
Inc. — Class A	32,539	1,047,105
American Financial Group, Inc.	17,873	1,044,319
Alleghany Corp.*	2,374	968,545
WR Berkley Corp.	21,429	948,019
Everest Re Group Ltd.	5,958	941,543
StanCorp Financial Group, Inc.	13,127	802,060
First Niagara Financial
Group, Inc.	77,049	687,277
HCC Insurance Holdings, Inc.	14,804	680,096
Mercury General Corp.	12,131	580,590
Astoria Financial Corp.	41,553	550,993
Hancock Holding Co.	12,426	419,129
Janus Capital Group, Inc.	34,093	413,548
Fulton Financial Corp.	32,201	392,530
International Bancshares Corp.	16,198	371,906
Valley National Bancorp[1]	35,309	353,796
New York Community
Bancorp, Inc.	21,232	327,185
Total Financials		19,272,978
INFORMATION TECHNOLOGY - 16.6%
Tech Data Corp.*	42,155	2,634,265
Ingram Micro, Inc. — Class A*	93,558	2,522,323
Arrow Electronics, Inc.*	34,463	1,955,774
Avnet, Inc.	44,716	1,928,601
Vishay Intertechnology, Inc.	97,303	1,383,649
Lexmark International, Inc. — Class A	29,765	1,279,895
Science Applications International Corp.	32,807	1,279,473
Leidos Holdings, Inc.	31,765	1,182,929
Convergys Corp.	27,218	586,276
Fairchild Semiconductor International,
Inc. — Class A*	37,923	482,760
Itron, Inc.*	10,912	414,656
Total Information Technology		15,650,601
INDUSTRIALS - 15.2%
URS Corp.	42,504	2,002,787
AECOM Technology Corp.*	61,460	1,992,532
JetBlue Airways Corp.*	178,460	1,410,726
AGCO Corp.	22,528	1,254,810
Oshkosh Corp.	20,441	1,134,680
Manpowergroup, Inc.	13,418	1,091,420
Granite Construction, Inc.	28,502	1,065,405
Brink’s Co.	29,580	752,515
Exelis, Inc.	40,069	742,879
Esterline Technologies Corp.*	5,526	602,445
Regal-Beloit Corp.	7,768	580,503
KBR, Inc.	22,816	578,842
Triumph Group, Inc.	8,275	536,303
Werner Enterprises, Inc.	15,758	403,405
UTI Worldwide, Inc.	22,764	222,860
Total Industrials		14,372,112
CONSUMER DISCRETIONARY - 10.8%
Big Lots, Inc.*	37,531	1,482,475
Rent-A-Center, Inc. — Class A	37,259	1,088,335
Abercrombie & Fitch Co. — Class A	29,294	1,076,847
Murphy USA, Inc.*	23,840	1,013,200
MDC Holdings, Inc.	35,684	984,878
CST Brands, Inc.	28,117	917,458
Apollo Education Group, Inc. — Class A*	20,351	587,330
Aaron’s, Inc.	19,429	572,573
Foot Locker, Inc.	11,400	530,442
DeVry Education Group, Inc.	11,545	519,871
Ascena Retail Group, Inc.*	29,362	505,026
ANN, Inc.*	11,995	470,084
JC Penney Company, Inc.*,1	50,742	432,322
Total Consumer Discretionary		10,180,841
MATERIALS - 8.4%
Domtar Corp.	15,830	1,477,889
Commercial Metals Co.	62,699	1,203,821
Steel Dynamics, Inc.	55,295	1,010,240
Reliance Steel & Aluminum Co.	14,236	1,008,194
Greif, Inc. — Class A	16,927	917,274
Ashland, Inc.	8,696	840,034
Olin Corp.	28,602	803,716
Cabot Corp.	12,536	724,581
Total Materials		7,985,749
HEALTH CARE - 7.3%
Health Net, Inc.*	52,954	1,817,911
Community Health Systems, Inc.*	40,242	1,524,769
LifePoint Hospitals, Inc.*	25,610	1,432,111
WellCare Health Plans, Inc.*	17,402	1,174,113
Owens & Minor, Inc.	29,652	994,528
Total Health Care		6,943,432
ENERGY - 7.3%
Superior Energy Services, Inc.	54,425	1,791,671
HollyFrontier Corp.	31,370	1,649,748
World Fuel Services Corp.	35,262	1,605,831
Unit Corp.*	11,469	756,381
Tidewater, Inc.	12,374	630,208
WPX Energy, Inc.*	21,368	454,711
Total Energy		6,888,550
UTILITIES - 7.0%
Great Plains Energy, Inc.	37,259	999,659
UGI Corp.	21,350	996,832
PNM Resources, Inc.	35,091	971,319
Hawaiian Electric Industries, Inc.	32,422	777,804
Westar Energy, Inc.	19,443	697,615
Atmos Energy Corp.	13,357	681,741

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

WGL Holdings, Inc.	15,592	$620,406
IDACORP, Inc.	8,275	464,559
ONE Gas, Inc.	10,608	388,041
Total Utilities		6,597,976
CONSUMER STAPLES - 5.0%
Universal Corp.	34,505	1,882,938
Dean Foods Co.	72,672	1,151,124
Ingredion, Inc.	8,767	617,635
United Natural Foods, Inc.*	8,416	580,956
Post Holdings, Inc.*	10,029	524,116
Total Consumer Staples		4,756,769
TELECOMMUNICATION SERVICES - 1.8%
Telephone & Data Systems, Inc.	61,166	1,663,104
Total Common Stocks
(Cost $86,104,354)		94,312,112

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash
Reserve Fund	166,872	166,872
Total Short Term Investments
(Cost $166,872)		166,872

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$582,271	582,271
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	391,286	391,286
issued 04/30/14 at 0.04%
due 05/01/14	22,028	22,028
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	265,515	265,515
Total Securities Lending Collateral
(Cost $1,261,100)		1,261,100
Total Investments - 101.3%
(Cost $87,532,326)		$95,740,084
Other Assets & Liabilities, net - (1.3)%		(1,255,705)
Total Net Assets - 100.0%		$94,484,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIALS - 22.8%
Synovus Financial Corp.	5,536,564	$17,772,370
Umpqua Holdings Corp.	915,124	15,218,512
BancorpSouth, Inc.	643,181	15,024,708
SVB Financial Group*	137,286	14,647,043
Old Republic International Corp.	823,510	13,637,326
Cathay General Bancorp	547,569	12,922,628
Associated Banc-Corp.	683,046	11,987,457
PacWest Bancorp	267,666	10,538,010
Waddell & Reed Financial, Inc. — Class A	144,518	9,747,739
SLM Corp.*	949,524	8,792,592
Signature Bank*	71,676	8,516,542
CBOE Holdings, Inc.	142,119	7,583,470
Washington Federal, Inc.	340,342	7,344,580
Affiliated Managers Group, Inc.*	31,044	6,152,921
City National Corp.	74,606	5,414,157
MSCI, Inc. — Class A*	131,458	5,329,307
East West Bancorp, Inc.	141,089	4,868,981
Omega Healthcare Investors, Inc.	116,021	4,035,210
Alexander & Baldwin, Inc.	102,454	3,822,559
Total Financials		183,356,112
INDUSTRIALS - 22.8%
Trinity Industries, Inc.	281,728	21,146,504
AO Smith Corp.	300,096	14,032,489
United Rentals, Inc.*	145,684	13,669,530
Kirby Corp.*	130,328	13,113,603
B/E Aerospace, Inc.*	146,023	12,816,439
Corporate Executive Board Co.	174,879	12,070,149
Wabtec Corp.	145,736	10,864,619
Terex Corp.	236,879	10,254,492
Alaska Air Group, Inc.	106,710	10,039,277
Old Dominion Freight Line, Inc.*	162,321	9,841,522
Towers Watson & Co. — Class A	70,356	7,895,350
Graco, Inc.	94,113	6,823,193
Genesee & Wyoming, Inc. — Class A*	65,015	6,437,135
Fortune Brands Home & Security, Inc.	143,603	5,722,580
HNI Corp.	162,025	5,708,141
Lincoln Electric Holdings, Inc.	79,068	5,282,533
Copart, Inc.*	141,274	5,124,008
IDEX Corp.	59,236	4,417,229
Deluxe Corp.	76,615	4,209,994
J.B. Hunt Transport Services, Inc.	49,587	3,773,571
Total Industrials		183,242,358
CONSUMER DISCRETIONARY - 16.5%
Tempur Sealy International, Inc.*	295,948	14,850,671
Deckers Outdoor Corp.*	171,496	13,539,609
Wendy’s Co.	1,590,249	13,214,969
Toll Brothers, Inc.*	359,703	12,316,231
Polaris Industries, Inc.	81,123	10,897,253
Bally Technologies, Inc.*	155,823	10,145,636
LKQ Corp.*	321,808	9,371,049
Jarden Corp.*	138,733	7,928,591
Hanesbrands, Inc.	86,684	7,115,890
Brinker International, Inc.	144,270	7,089,428
Gentex Corp.	225,369	6,461,329
Brunswick Corp.	131,612	5,289,486
Domino’s Pizza, Inc.	56,492	4,201,875
Sotheby’s	86,400	3,633,984
Carter’s, Inc.	48,843	3,597,775
DreamWorks Animation SKG,
Inc. — Class A*	106,997	2,571,138
Total Consumer Discretionary		132,224,914
INFORMATION TECHNOLOGY - 13.4%
3D Systems Corp.*,1	215,992	10,225,061
PTC, Inc.*	271,572	9,605,502
WEX, Inc.*	87,959	8,441,425
Mentor Graphics Corp.	391,901	8,112,351
ACI Worldwide, Inc.*	137,546	7,860,754
Conversant, Inc.*	248,857	6,082,065
Concur Technologies, Inc.*	67,286	5,414,504
Cree, Inc.*	108,043	5,096,388
CoreLogic, Inc.*	178,758	5,010,587
Trimble Navigation Ltd.*	128,525	4,939,216
Ciena Corp.*	245,214	4,847,881
Fair Isaac Corp.	84,089	4,809,891
FEI Co.	57,798	4,596,097
Global Payments, Inc.	67,873	4,535,953
Advent Software, Inc.	154,191	4,443,785
Broadridge Financial Solutions, Inc.	100,919	3,869,234
Acxiom Corp.*	134,404	3,795,569
NeuStar, Inc. — Class A*	133,627	3,436,886
CommVault Systems, Inc.*	60,441	2,925,344
Total Information Technology		108,048,493
HEALTH CARE - 10.9%
Salix Pharmaceuticals Ltd.*	205,980	22,657,801
United Therapeutics Corp.*	155,146	15,516,151
Endo International plc*	225,946	14,222,171
Universal Health Services,
Inc. — Class B	122,120	9,988,195
Align Technology, Inc.*	168,414	8,486,381
Cubist Pharmaceuticals, Inc.*	93,886	6,577,653
Charles River Laboratories
International, Inc.*	93,379	5,016,320
Covance, Inc.*	54,417	4,803,933
Total Health Care		87,268,605
ENERGY - 9.2%
Patterson-UTI Energy, Inc.	589,425	19,173,995
SM Energy Co.	162,100	12,016,473
Rosetta Resources, Inc.*	182,577	8,643,195
Oil States International, Inc.*	85,582	8,313,435
Oceaneering International, Inc.	100,850	7,390,288
CARBO Ceramics, Inc.[1]	52,450	7,338,280
Gulfport Energy Corp.*	77,271	5,692,555
Dril-Quip, Inc.*	46,846	5,299,220
Total Energy		73,867,441

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

MATERIALS - 2.7%
Worthington Industries, Inc.	203,255	$7,479,784
Packaging Corporation of America	110,175	7,340,960
Eagle Materials, Inc.	87,056	7,254,376
Total Materials		22,075,120
CONSUMER STAPLES - 1.6%
Hain Celestial Group, Inc.*	74,008	6,366,168
SUPERVALU, Inc.*	875,428	6,119,242
Total Consumer Staples		12,485,410
Total Common Stocks
(Cost $730,114,860)		802,568,453

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	611,899	611,899
Total Short Term Investments
(Cost $611,899)		611,899

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$6,037,034	6,037,034
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	4,056,886	4,056,886
issued 04/30/14 at 0.04%
due 05/01/14	228,393	228,393
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	2,752,887	2,752,887
Total Securities Lending Collateral
(Cost $13,075,200)		13,075,200
Total Investments - 101.6%
(Cost $743,801,959)		$816,255,552
Other Assets & Liabilities, net - (1.6)%		(12,869,592)
Total Net Assets - 100.0%		$803,385,960

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.8%

INDUSTRIALS - 19.3%
Engility Holdings, Inc.*	63,297	$2,762,282
CDI Corp.	132,938	2,036,610
Kelly Services, Inc. — Class A	93,552	1,970,205
SkyWest, Inc.	162,643	1,886,659
Atlas Air Worldwide Holdings, Inc.*	53,745	1,880,538
Titan International, Inc.	106,239	1,860,245
EMCOR Group, Inc.	35,577	1,636,186
Griffon Corp.	145,117	1,544,045
ABM Industries, Inc.	56,497	1,530,504
Aegion Corp. — Class A*	59,687	1,521,422
Universal Forest Products, Inc.	29,707	1,499,906
Hub Group, Inc. — Class A*	32,979	1,472,512
United Stationers, Inc.	32,748	1,229,032
AAR Corp.	46,518	1,204,816
Viad Corp.	42,609	982,137
Insperity, Inc.	28,905	926,694
Heidrick & Struggles International, Inc.	48,960	922,896
Gibraltar Industries, Inc.*	50,789	867,476
Briggs & Stratton Corp.	39,703	848,453
Astec Industries, Inc.	20,599	822,930
Kaman Corp.	18,447	774,221
Curtiss-Wright Corp.	9,574	612,162
Matson, Inc.	24,020	569,034
Mueller Industries, Inc.	19,553	565,864
Quanex Building Products Corp.	27,481	517,742
Korn/Ferry International*	17,398	505,412
National Presto Industries, Inc.[1]	6,767	488,983
Resources Connection, Inc.	34,954	475,724
Orion Marine Group, Inc.*	38,662	453,505
Total Industrials		34,368,195
CONSUMER DISCRETIONARY - 18.3%
Perry Ellis International, Inc.*	157,762	2,382,207
Fred’s, Inc. — Class A	100,390	1,829,106
Group 1 Automotive, Inc.	25,003	1,803,466
Scholastic Corp.	53,031	1,745,250
M/I Homes, Inc.*	76,742	1,709,044
VOXX International Corp. — Class A*	130,052	1,528,111
Superior Industries International, Inc.	69,256	1,464,072
Ruby Tuesday, Inc.*	189,558	1,461,492
Sonic Automotive, Inc. — Class A	59,850	1,456,749
Stage Stores, Inc.	73,498	1,409,692
Regis Corp.	97,694	1,283,699
Career Education Corp.*	173,364	1,251,688
Pep Boys-Manny Moe & Jack*	116,706	1,192,735
Marcus Corp.	68,767	1,150,472
JAKKS Pacific, Inc.[1]	129,041	1,130,399
Brown Shoe Company, Inc.	47,327	1,116,444
Big 5 Sporting Goods Corp.	80,134	978,436
Biglari Holdings, Inc.*	2,133	915,100
Spartan Motors, Inc.	165,759	880,180
Stein Mart, Inc.	70,213	877,663
Genesco, Inc.*	10,571	807,307
Standard Pacific Corp.*	87,168	696,472
Crocs, Inc.*	42,052	636,247
Christopher & Banks Corp.*	101,769	635,039
Children’s Place Retail Stores, Inc.	12,315	591,120
Meritage Homes Corp.*	14,401	555,591
Finish Line, Inc. — Class A	16,185	445,573
Sizmek, Inc.*	42,514	407,284
Aeropostale, Inc.*,1	47,160	234,385
Total Consumer Discretionary		32,575,023
INFORMATION TECHNOLOGY - 17.6%
ManTech International Corp. — Class A	93,877	2,800,352
Sanmina Corp.*	131,582	2,664,537
Insight Enterprises, Inc.*	76,085	1,987,340
CIBER, Inc.*	453,523	1,959,219
Black Box Corp.	87,468	1,859,570
Benchmark Electronics, Inc.*	80,068	1,855,976
CACI International, Inc. — Class A*	25,629	1,785,060
Monster Worldwide, Inc.*	256,632	1,768,194
SYNNEX Corp.*	24,001	1,617,187
ScanSource, Inc.*	35,257	1,354,221
Super Micro Computer, Inc.*	61,392	1,249,941
TTM Technologies, Inc.*	156,049	1,231,227
Anixter International, Inc.	12,015	1,177,230
Bel Fuse, Inc. — Class B	49,694	1,081,341
Plexus Corp.*	22,673	950,452
Oplink Communications, Inc.*	43,188	740,242
NETGEAR, Inc.*	22,394	723,326
Kulicke & Soffa Industries, Inc.*	44,913	660,670
Ebix, Inc.[1]	40,878	645,055
Diodes, Inc.*	23,543	620,829
Mercury Systems, Inc.*	42,535	593,789
Rofin-Sinar Technologies, Inc.*	24,210	537,462
Brooks Automation, Inc.	51,329	525,096
Rudolph Technologies, Inc.*	55,949	509,695
Digi International, Inc.*	56,711	502,459
Total Information Technology		31,400,470
FINANCIALS - 12.3%
Cash America International, Inc.	52,918	2,304,579
Stewart Information Services Corp.	74,192	2,262,856
EZCORP, Inc. — Class A*	192,539	2,008,182
Piper Jaffray Cos.*	33,249	1,458,301
Calamos Asset Management, Inc. — Class A	118,547	1,443,902
United Fire Group, Inc.	49,737	1,383,683
Infinity Property & Casualty Corp.	19,279	1,237,133
Navigators Group, Inc.*	21,150	1,204,916
Horace Mann Educators Corp.	36,071	1,084,655
Safety Insurance Group, Inc.	16,706	897,279
Wintrust Financial Corp.	19,113	856,645
Capstead Mortgage Corp.	63,790	815,236
Susquehanna Bancshares, Inc.	78,218	810,338
Selective Insurance Group, Inc.	34,203	784,617
Meadowbrook Insurance Group, Inc.	134,477	753,071
Brookline Bancorp, Inc.	76,184	691,751
SWS Group, Inc.*	71,004	526,140
Provident Financial Services, Inc.	29,009	504,176
ProAssurance Corp.	10,748	488,174
FNB Corp.	37,511	466,637
Total Financials		21,982,271

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

MATERIALS - 8.1%
Century Aluminum Co.*	138,833	$1,908,954
Materion Corp.	55,745	1,875,819
Olympic Steel, Inc.	68,225	1,798,411
AM Castle & Co.*	99,819	1,225,777
Boise Cascade Co.*	48,921	1,224,003
A. Schulman, Inc.	33,677	1,209,678
Kaiser Aluminum Corp.	16,804	1,183,002
Clearwater Paper Corp.*	12,006	737,048
Kraton Performance Polymers, Inc.*	25,081	653,360
PH Glatfelter Co.	24,815	633,279
Zep, Inc.	35,892	620,573
Neenah Paper, Inc.	10,533	530,547
OM Group, Inc.	13,246	387,975
Stepan Co.	6,634	383,644
Total Materials		14,372,070
HEALTH CARE - 7.8%
PharMerica Corp.*	76,781	2,087,675
Kindred Healthcare, Inc.	79,889	2,005,214
Molina Healthcare, Inc.*	46,851	1,752,227
Magellan Health Services, Inc.*	27,275	1,574,313
Centene Corp.*	19,324	1,283,114
Cross Country Healthcare, Inc.*	175,190	1,242,097
LHC Group, Inc.*	51,990	1,080,352
Almost Family, Inc.*	39,424	846,433
Invacare Corp.	51,848	819,198
Healthways, Inc.*	38,069	685,242
AMN Healthcare Services, Inc.*	39,742	495,980
Total Health Care		13,871,845
ENERGY - 7.6%
Green Plains Renewable Energy, Inc.	130,962	3,915,765
Pioneer Energy Services Corp.*	198,955	2,978,357
Cloud Peak Energy, Inc.*	87,407	1,721,044
Exterran Holdings, Inc.	34,112	1,467,498
Swift Energy Co.*,1	115,461	1,423,634
Arch Coal, Inc.[1]	185,028	847,428
Gulf Island Fabrication, Inc.	41,472	831,928
SEACOR Holdings, Inc.*	4,924	410,612
Total Energy		13,596,266
CONSUMER STAPLES - 4.6%
Central Garden and Pet Co. — Class A*	327,298	2,706,755
Seneca Foods Corp. — Class A*	81,380	2,311,192
Spartan Stores, Inc.	74,387	1,602,296
Sanderson Farms, Inc.	11,786	969,634
Alliance One International, Inc.*	262,217	673,898
Total Consumer Staples		8,263,775
TELECOMMUNICATION SERVICES - 2.2%
Cbeyond, Inc.*	224,135	2,216,695
USA Mobility, Inc.	61,422	1,052,159
Atlantic Tele-Network, Inc.	12,337	729,980
Total Telecommunication Services		3,998,834
UTILITIES - 2.0%
Avista Corp.	33,065	1,063,040
New Jersey Resources Corp.	20,283	1,008,674
Laclede Group, Inc.	12,609	597,793
NorthWestern Corp.	11,022	533,244
UIL Holdings Corp.	11,993	440,503
Total Utilities		3,643,254
Total Common Stocks
(Cost $162,455,363)		178,072,003

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash
Reserve Fund	268,856	268,856
Total Short Term Investments
(Cost $268,856)		268,856

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 2.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$1,921,860	1,921,860
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	1,291,489	1,291,489
issued 04/30/14 at 0.04%
due 05/01/14	72,708	72,708
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	876,368	876,368
Total Securities Lending Collateral
(Cost $4,162,425)		4,162,425
Total Investments - 102.3%
(Cost $166,886,644)		$182,503,284
Other Assets & Liabilities, net - (2.3)%		(4,146,783)
Total Net Assets - 100.0%		$178,356,501

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIALS - 20.0%
MB Financial, Inc.	44,871	$1,204,338
HCI Group, Inc.[1]	29,162	1,127,986
HFF, Inc. — Class A	32,683	1,111,222
United Community Banks, Inc.*	68,135	1,100,380
PrivateBancorp, Inc. — Class A	36,307	1,000,984
BBCN Bancorp, Inc.	64,591	995,347
Virtus Investment Partners, Inc.*	5,366	992,656
Portfolio Recovery Associates, Inc.*	17,081	976,179
Forestar Group, Inc.*	56,174	957,767
Pinnacle Financial Partners, Inc.	27,086	936,363
Sabra Health Care REIT, Inc.	29,258	876,862
Home BancShares, Inc.	26,413	837,556
First Midwest Bancorp, Inc.	50,617	828,600
BofI Holding, Inc.*	10,160	818,998
CoreSite Realty Corp.	26,635	810,237
Encore Capital Group, Inc.*	18,280	790,062
Oritani Financial Corp.	50,926	755,233
Bank of the Ozarks, Inc.	12,148	727,665
Wilshire Bancorp, Inc.	66,734	667,340
Boston Private Financial Holdings, Inc.	52,457	656,237
MarketAxess Holdings, Inc.	12,043	648,877
Employers Holdings, Inc.	31,544	641,920
Evercore Partners, Inc. — Class A	10,949	585,005
Glacier Bancorp, Inc.	19,577	502,346
Texas Capital Bancshares, Inc.*	7,923	445,193
eHealth, Inc.*	8,934	374,245
Financial Engines, Inc.	6,789	300,413
First Financial Bankshares, Inc.[1]	4,691	277,004
First Cash Financial Services, Inc.*	4,822	235,169
Total Financials		22,182,184
INFORMATION TECHNOLOGY - 19.7%
Electronics for Imaging, Inc.*	34,286	1,295,668
iGATE Corp.*	29,901	1,094,377
XO Group, Inc.*	102,793	1,091,662
CalAmp Corp.*	54,570	968,618
Dealertrack Technologies, Inc.*	21,064	962,414
Virtusa Corp.*	28,734	947,360
Interactive Intelligence Group, Inc.*	14,221	889,808
Manhattan Associates, Inc.*	27,238	858,814
Blucora, Inc.*	44,487	856,375
OpenTable, Inc.*	11,879	797,794
Perficient, Inc.*	43,376	792,480
Harmonic, Inc.*	111,902	786,671
Synaptics, Inc.*	12,377	769,231
Methode Electronics, Inc.	27,604	765,735
j2 Global, Inc.	15,511	719,090
Synchronoss Technologies, Inc.*	23,088	702,799
Monotype Imaging Holdings, Inc.	25,854	682,804
Daktronics, Inc.	48,636	633,241
Measurement Specialties, Inc.*	9,612	618,532
Tyler Technologies, Inc.*	7,343	599,556
LogMeIn, Inc.*	12,881	585,441
Belden, Inc.	7,909	583,763
Stamps.com, Inc.*	15,725	545,815
Advanced Energy Industries, Inc.*	23,055	504,443
Cardtronics, Inc.*	12,538	419,772
NIC, Inc.	22,825	418,611
Cognex Corp.*	11,114	382,655
MTS Systems Corp.	5,644	363,869
MAXIMUS, Inc.	8,469	360,525
FARO Technologies, Inc.*	7,980	318,402
Blackbaud, Inc.	9,841	299,658
comScore, Inc.*	9,138	286,294
Total Information Technology		21,902,277
HEALTH CARE - 17.0%
Questcor Pharmaceuticals, Inc.[1]	25,131	2,065,265
Repligen Corp.*	109,327	1,732,832
Akorn, Inc.*	65,276	1,646,260
Anika Therapeutics, Inc.*	25,543	1,091,708
Cambrex Corp.*	52,328	1,072,201
Natus Medical, Inc.*	39,114	971,201
Acorda Therapeutics, Inc.*	27,287	967,324
ABIOMED, Inc.*,1	39,410	933,623
Omnicell, Inc.*	34,195	905,484
Ligand Pharmaceuticals, Inc. — Class B*	12,992	820,705
Prestige Brands Holdings, Inc.*	22,464	752,993
Cantel Medical Corp.	22,269	738,440
Corvel Corp.*	14,303	651,359
MWI Veterinary Supply, Inc.*	4,112	644,104
CryoLife, Inc.	64,369	584,471
NuVasive, Inc.*	14,274	481,177
Medidata Solutions, Inc.*	12,718	461,791
Medicines Co.*	16,447	437,490
Air Methods Corp.*	7,681	427,601
SurModics, Inc.*	17,941	390,396
IPC The Hospitalist Company, Inc.*	9,247	374,504
West Pharmaceutical Services, Inc.	6,533	283,402
Neogen Corp.*	5,364	224,081
HealthStream, Inc.*	7,750	175,538
Total Health Care		18,833,950
CONSUMER DISCRETIONARY - 16.1%
Lithia Motors, Inc. — Class A	19,932	1,480,549
Multimedia Games Holding Company, Inc.*	44,994	1,313,825
MarineMax, Inc.*	68,458	1,099,435
Buffalo Wild Wings, Inc.*	7,212	1,053,817
Iconix Brand Group, Inc.*	20,322	863,685
Winnebago Industries, Inc.*	30,875	737,913
Universal Electronics, Inc.*	18,991	709,314
Arctic Cat, Inc.	17,217	704,003
Lumber Liquidators Holdings, Inc.*	7,709	671,916
Red Robin Gourmet Burgers, Inc.*	9,314	633,166
EW Scripps Co. — Class A*	36,060	617,708
Ruth’s Hospitality Group, Inc.	47,312	595,658
Monarch Casino & Resort, Inc.*	36,441	584,514
Drew Industries, Inc.	11,131	560,112
Capella Education Co.	9,373	547,008
Wolverine World Wide, Inc.	18,856	529,854
Pinnacle Entertainment, Inc.*	22,385	520,899
Movado Group, Inc.	12,310	483,537
Scientific Games Corp. — Class A*	39,419	472,240

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

Steven Madden Ltd.*	13,053	$464,817
Sturm Ruger & Company, Inc.[1]	7,158	460,617
Hillenbrand, Inc.	14,417	438,277
Papa John’s International, Inc.	9,729	426,714
La-Z-Boy, Inc.	17,467	423,225
Sonic Corp.*	21,362	406,732
Kirkland’s, Inc.*	20,567	351,901
Texas Roadhouse, Inc. — Class A	13,901	343,911
American Public Education, Inc.*	9,925	343,405
Total Consumer Discretionary		17,838,752
INDUSTRIALS - 11.0%
Taser International, Inc.*	88,734	1,433,054
Saia, Inc.*	34,315	1,412,749
On Assignment, Inc.*	40,168	1,405,880
GenCorp, Inc.*	73,653	1,293,347
DXP Enterprises, Inc.*	10,422	1,179,875
Dycom Industries, Inc.*	37,548	1,179,007
Federal Signal Corp.	65,132	988,704
AAON, Inc.	24,987	708,381
CIRCOR International, Inc.	8,385	680,946
EnerSys, Inc.	8,441	570,443
Allegiant Travel Co. — Class A	3,424	402,149
AZZ, Inc.	7,411	321,786
Mobile Mini, Inc.	6,982	308,465
Apogee Enterprises, Inc.	8,691	276,113
Total Industrials		12,160,899
ENERGY - 9.0%
Matrix Service Co.*	66,022	2,044,700
Carrizo Oil & Gas, Inc.*	28,424	1,563,887
Stone Energy Corp.*	29,052	1,425,001
C&J Energy Services, Inc.*	39,840	1,197,590
Tesco Corp.	55,909	1,118,180
Era Group, Inc.*	30,602	873,687
Newpark Resources, Inc.*	71,054	855,490
Northern Oil and Gas, Inc.*,1	44,406	685,185
Geospace Technologies Corp.*	4,294	249,610
Total Energy		10,013,330
MATERIALS - 5.0%
US Silica Holdings, Inc.	57,919	2,616,200
KapStone Paper and Packaging Corp.*	39,688	1,046,969
Flotek Industries, Inc.*	30,361	850,412
American Vanguard Corp.	22,573	402,025
HB Fuller Co.	8,122	376,292
Balchem Corp.	4,536	281,005
Total Materials		5,572,903
CONSUMER STAPLES - 1.5%
Boston Beer Company, Inc. — Class A*	3,657	899,768
Inter Parfums, Inc.	21,375	782,111
Total Consumer Staples		1,681,879
TELECOMMUNICATION SERVICES - 0.6%
8x8, Inc.*	49,626	481,372
Lumos Networks Corp.	14,560	192,338
Total Telecommunication Services		673,710
Total Common Stocks
(Cost $101,734,294)		110,859,884

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash
Reserve Fund	120,679	120,679
Total Short Term Investments
(Cost $120,679)		120,679

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 4.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$2,523,811	2,523,811
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	1,696,000	1,696,000
issued 04/30/14 at 0.04%
due 05/01/14	95,481	95,481
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	1,150,858	1,150,858
Total Securities Lending Collateral
(Cost $5,466,150)		5,466,150
Total Investments - 104.9%
(Cost $107,321,123)		$116,446,713
Other Assets & Liabilities, net - (4.9)%		(5,473,802)
Total Net Assets - 100.0%		$110,972,911

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Russell Top 50®	S&P 500®	S&P 500®	S&P MidCap 400®
	Mega Cap ETF	Pure Value ETF	Pure Growth ETF	Pure Value ETF

Assets:
Investments, at value* — including $—, $15,766,083, $— and $1,208,728 of securities loaned, respectively	$498,686,657	$843,477,688	$1,268,655,160	$94,478,984
Repurchase agreements	—	16,034,750	—	1,261,100
Total Investments	498,686,657	859,512,438	1,268,655,160	95,740,084
Receivables:
Fund shares sold	18,393	21,084	—	—
Investments sold	2,953,042	—	16,575,229	453,335
Securities lending income	—	4,261	—	2,492
Dividends and interest	481,618	397,463	375,742	41,364
Tax reclaims	10,483	—	—	—
Total assets	502,150,193	859,935,246	1,285,606,131	96,237,275

Liabilities:
Payable upon return of securities loaned	—	16,034,750	—	1,261,100
Payable for:
Investments purchased	2,976,815	—	16,777,728	464,625
Due to custodian	9,219	—	15,586	—
Fund shares redeemed	—	—	32,590	—
Accrued management fees	81,268	209,773	374,455	27,171
Total liabilities	3,067,302	16,244,523	17,200,359	1,752,896
Net assets	$499,082,891	$843,690,723	$1,268,405,772	$94,484,379

Net assets consist of:
Paid-in capital	$516,719,847	$713,899,649	$1,053,163,101	$75,399,270
Undistributed net investment income	681,277	517,556	2,989,887	60,467
Accumulated net realized gain (loss) on investments	(89,406,245)	65,028,143	140,863,986	10,816,884
Net unrealized appreciation on investments	71,088,012	64,245,375	71,388,798	8,207,758
Net assets	$499,082,891	$843,690,723	$1,268,405,772	$94,484,379
Shares outstanding (unlimited shares authorized), no par value	3,800,785	16,152,836	17,650,299	1,850,499
Net asset value, offering price and repurchase price per share	$131.31	$52.23	$71.86	$51.06
Cost of investments	$427,598,645	$779,232,313	$1,197,266,362	$86,271,226
Cost of repurchase agreements	—	16,034,750	—	1,261,100
*Total cost of investments	$427,598,645	$795,267,063	$1,197,266,362	$87,532,326

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2014

	Guggenheim	Guggenheim	Guggenheim
	S&P MidCap 400®	S&P SmallCap 600®	S&P SmallCap 600®
	Pure Growth ETF	Pure Value ETF	Pure Growth ETF

Assets:
Investments, at value* — including $13,459,774, $4,077,448 and $5,366,299 of securities loaned, respectively	$803,180,352	$178,340,859	$110,980,563
Repurchase agreements	13,075,200	4,162,425	5,466,150
Total Investments	816,255,552	182,503,284	116,446,713
Receivables:
Investments sold	12,743,716	—	—
Securities lending income	46,835	7,423	4,520
Dividends and interest	236,644	60,145	20,065
Total assets	829,282,747	182,570,852	116,471,298

Liabilities:
Payable upon return of securities loaned	13,075,200	4,162,425	5,466,150
Payable for:
Investments purchased	12,587,083	—	—
Accrued management fees	234,504	51,926	32,237
Total liabilities	25,896,787	4,214,351	5,498,387
Net assets	$803,385,960	$178,356,501	$110,972,911

Net assets consist of:
Paid-in capital	$647,097,477	$164,765,201	$86,443,093
Undistributed (distributions in excess of) net investment income	(45,910)	25,943	37,939
Accumulated net realized gain (loss) on investments	83,880,800	(2,051,283)	15,366,289
Net unrealized appreciation on investments	72,453,593	15,616,640	9,125,590
Net assets	$803,385,960	$178,356,501	$110,972,911
Shares outstanding (unlimited shares authorized), no par value	6,800,021	2,900,040	1,450,004
Net asset value, offering price and repurchase price per share	$118.14	$61.50	$76.53
Cost of investments	$730,726,759	$162,724,219	$101,854,973
Cost of repurchase agreements	13,075,200	4,162,425	5,466,150
*Total cost of investments	$743,801,959	$166,886,644	$107,321,123

SEE NOTES TO FINANCIAL STATEMENTS.	GGUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Russell Top 50®	S&P 500®	S&P 500®	S&P MidCap 400®
	Mega Cap ETF	Pure Value ETF	Pure Growth ETF	Pure Value ETF

Investment Income:
Dividends	$5,924,078	$5,474,717	$7,882,102	$801,307
Income from securities lending	—	35,075	—	9,155
Interest	8	2	4	1
Total investment income	5,924,086	5,509,794	7,882,106	810,463

Expenses:
Management fees	512,314	982,077	1,876,999	154,413
Total expenses	512,314	982,077	1,876,999	154,413
Net investment income	5,411,772	4,527,717	6,005,107	656,050

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(734,494)	(140,444)	8,151,444	(167,767)
In-kind redemptions	18,626,331	67,484,076	144,995,767	12,296,162
Net realized gain	17,891,837	67,343,632	153,147,211	12,128,395
Net change in unrealized appreciation (depreciation) on:
Investments	15,158,038	(2,756,137)	(88,567,974)	(7,305,165)
Net realized and unrealized gain	33,049,875	64,587,495	64,579,237	4,823,230
Net increase in net assets resulting from operations	$38,461,647	$69,115,212	$70,584,344	$5,479,280

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(concluded)
For the Six Months Ended April 30, 2014

	Guggenheim	Guggenheim	Guggenheim
	S&P MidCap 400®	S&P SmallCap 600®	S&P SmallCap 600®
	Pure Growth ETF	Pure Value ETF	Pure Growth ETF

Investment Income:
Dividends	$3,675,120	$869,655	$480,246
Income from securities lending	307,278	44,425	69,304
Interest	9	1	1
Total investment income	3,982,407	914,081	549,551

Expenses:
Management fees	1,385,311	279,815	197,940
Total expenses	1,385,311	279,815	197,940
Net investment income	2,597,096	634,266	351,611

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20,158,415	5,207,867	1,217,523
In-kind redemptions	91,539,741	13,072,723	16,261,767
Net realized gain	111,698,156	18,280,590	17,479,290
Net change in unrealized appreciation (depreciation) on:
Investments	(91,787,904)	(8,540,151)	(13,794,995)
Net realized and unrealized gain	19,910,252	9,740,439	3,684,295
Net increase in net assets resulting from operations	$22,507,348	$10,374,705	$4,035,906

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Guggenheim Russell		Guggenheim S&P 500®
	Top 50® Mega Cap ETF		Pure Value ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,411,772	$12,754,570	$4,527,717	$3,441,893
Net realized gain on investments	17,891,837	39,828,718	67,343,632	7,071,014
Net change in unrealized appreciation (depreciation) on investments	15,158,038	51,913,053	(2,756,137)	64,200,570
Net increase in net assets resulting from operations	38,461,647	104,496,341	69,115,212	74,713,477

Distributions to shareholders from:
Net investment income	(5,633,664)	(12,958,628)	(4,328,124)	(3,158,321)

Shareholder transactions:
Proceeds from shares purchased	19,402,949	—	623,543,729	217,427,100
Value of shares redeemed	(76,270,708)	(192,882,639)	(219,205,238)	—
Net increase (decrease) in net assets resulting from share transactions	(56,867,759)	(192,882,639)	404,338,491	217,427,100
Net increase (decrease) in net assets	(24,039,776)	(101,344,926)	469,125,579	288,982,256

Net assets:
Beginning of period	523,122,667	624,467,593	374,565,144	85,582,888
End of period	$499,082,891	$523,122,667	$843,690,723	$374,565,144
Undistributed net investment income at end of period	$681,277	$903,169	$517,556	$317,963

Changes in shares outstanding:
Shares sold	150,000	—	12,600,000	5,400,000
Shares redeemed	(600,000)	(1,750,000)	(4,500,000)	—
Net increase (decrease) in shares	(450,000)	(1,750,000)	8,100,000	5,400,000

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(continued)

	Guggenheim S&P 500®		Guggenheim S&P MidCap 400®
	Pure Growth ETF		Pure Value ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,005,107	$3,481,104	$656,050	$680,061
Net realized gain on investments	153,147,211	15,789,608	12,128,395	2,976,812
Net change in unrealized (depreciation) appreciation on investments	(88,567,974)	131,869,558	(7,305,165)	13,986,189
Net increase in net assets resulting from operations	70,584,344	151,140,270	5,479,280	17,643,062

Distributions to shareholders from:
Net investment income	(3,144,090)	(3,301,125)	(598,598)	(684,543)
Return of capital	—	(218,750)	—	—
Total distribution to shareholders	(3,144,090)	(3,519,875)	(598,598)	(684,543)

Shareholder transactions:
Proceeds from shares purchased	947,592,081	298,162,248	49,323,730	25,529,180
Value of shares redeemed	(507,023,102)	(17,639,588)	(37,222,875)	—
Net increase in net assets resulting from share transactions	440,568,979	280,522,660	12,100,855	25,529,180
Net increase in net assets	508,009,233	428,143,055	16,981,537	42,487,699

Net assets:
Beginning of period	760,396,539	332,253,484	77,502,842	35,015,143
End of period	$1,268,405,772	$760,396,539	$94,484,379	$77,502,842
Undistributed net investment income at end of period	$2,989,887	$128,870	$60,467	$3,015

Changes in shares outstanding:
Shares sold	13,350,000	4,900,000	1,000,000	600,000
Shares redeemed	(7,200,000)	(350,000)	(750,000)	—
Net increase in shares	6,150,000	4,550,000	250,000	600,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(continued)

	Guggenheim S&P MidCap 400®		Guggenheim S&P SmallCap 600®
	Pure Growth ETF		Pure Value ETF
	Period Ended		Period Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,597,096	$6,099,688	$634,266	$1,014,247
Net realized gain on investments	111,698,156	21,557,612	18,280,590	5,914,029
Net change in unrealized (depreciation) appreciation on investments	(91,787,904)	139,575,253	(8,540,151)	25,108,164
Net increase in net assets resulting from operations	22,507,348	167,232,553	10,374,705	32,036,439

Distributions to shareholders from:
Net investment income	(2,892,912)	(6,220,307)	(608,323)	(1,052,024)

Shareholder transactions:
Proceeds from shares purchased	352,491,054	93,820,645	75,735,187	33,487,133
Value of shares redeemed	(306,690,748)	(28,742,288)	(30,495,340)	(13,186,886)
Net increase in net assets resulting from share transactions	45,800,306	65,078,357	45,239,847	20,300,247
Net increase in net assets	65,414,742	226,090,603	55,006,229	51,284,662

Net assets:
Beginning of period	737,971,218	511,880,615	123,350,272	72,065,610
End of period	$803,385,960	$737,971,218	$178,356,501	$123,350,272
(Distributions in excess of) undistributed net investment income at end of period	$(45,910)	$249,906	$25,943	$—

Changes in shares outstanding:
Shares sold	2,950,000	900,000	1,250,000	650,000
Shares redeemed	(2,550,000)	(300,000)	(500,000)	(300,000)
Net increase in shares	400,000	600,000	750,000	350,000

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(concluded)

	Guggenheim S&P SmallCap 600®
	Pure Growth ETF
	Period Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013

Increase (Decrease) in Net Assets from Operations:
Net investment income	$351,611	$739,246
Net realized gain on investments	17,479,290	3,124,734
Net change in unrealized (depreciation) appreciation on investments	(13,794,995)	21,083,554
Net increase in net assets resulting from operations	4,035,906	24,947,534

Distributions to shareholders from:
Net investment income	(339,970)	(691,336)
Return of capital	—	(33,096)
Total distribution to Shareholders	(339,970)	(724,432)

Shareholder transactions:
Proceeds from shares purchased	50,760,930	22,140,704
Value of shares redeemed	(51,114,094)	(12,093,150)
Net increase (decrease) in net assets resulting from share transactions	(353,164)	10,047,554
Net increase in net assets	3,342,772	34,270,656

Net assets:
Beginning of period	107,630,139	73,359,483
End of period	$110,972,911	$107,630,139
Undistributed net investment income at end of period	$37,939	$26,298

Changes in shares outstanding:
Shares sold	650,000	300,000
Shares redeemed	(650,000)	(200,000)
Net increase in shares	—	100,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$123.06	$104.06	$89.97	$85.16	$78.90	$76.29
Income from investment operations:
Net investment income (loss)[a]	1.34	2.56	2.17	1.87	1.72	1.95
Net gain on investments (realized and unrealized)	8.31	19.05	14.02	4.74	6.26	2.61
Total from investment operations	9.65	21.61	16.19	6.61	7.98	4.56
Less distributions from:
Net investment income	(1.40)	(2.61)	(2.10)	(1.80)	(1.72)	(1.95)
Total distributions to shareholders	(1.40)	(2.61)	(2.10)	(1.80)	(1.72)	(1.95)
Net asset value, end of period	$131.31	$123.06	$104.06	$89.97	$85.16	$78.90

Total Return[b]	7.86%	21.07%	18.11%	7.80%	10.22%	6.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$499,083	$523,123	$624,468	$454,409	$323,669	$315,662
Ratio to average net assets of:
Net investment income (loss)	2.11%[c]	2.28%	2.19%	2.08%	2.09%	2.79%
Total expenses	0.20%[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate[d]	2%	8%	7%	6%	9%	12%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$46.51	$32.26	$28.38	$25.95	$21.46	$17.98
Income from investment operations:
Net investment income (loss)[a]	.39	.67	.48	.42	.35	.49
Net gain on investments (realized and unrealized)	5.67	14.18	3.89	2.40	4.49	3.53
Total from investment operations	6.06	14.85	4.37	2.82	4.84	4.02
Less distributions from:
Net investment income	(.34)	(.60)	(.49)	(.39)	(.35)	(.54)
Total distributions to shareholders	(.34)	(.60)	(.49)	(.39)	(.35)	(.54)
Net asset value, end of period	$52.23	$46.51	$32.26	$28.38	$25.95	$21.46

Total Return[b]	13.05%	46.39%	15.54%	10.84%	22.67%	23.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$843,691	$374,565	$85,583	$79,550	$55,876	$30,101
Ratio to average net assets of:
Net investment income (loss)	1.61%[c]	1.65%	1.60%	1.44%	1.38%	2.92%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	35%	24%	37%	23%	27%	45%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

GUGGENHEIM S&P 500® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$66.12	$47.80	$44.68	$40.40	$30.85	$24.40
Income from investment operations:
Net investment income (loss)[a]	.39	.44	.33	.18	.13	.18
Net gain on investments (realized and unrealized)	5.52	18.33	3.11	4.28	9.57	6.46
Total from investment operations	5.91	18.77	3.44	4.46	9.70	6.64
Less distributions from:
Net investment income	(.17)	(.42)	(.32)	(.18)	(.15)	(.19)
Return of capital	—	(.03)	—	—	—	—
Total distributions to shareholders	(.17)	(.45)	(.32)	(.18)	(.15)	(.19)
Net asset value, end of period	$71.86	$66.12	$47.80	$44.68	$40.40	$30.85

Total Return[b]	8.94%	39.45%	7.72%	11.06%	31.51%	27.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,268,406	$760,397	$332,253	$265,889	$147,470	$38,568
Ratio to average net assets of:
Net investment income (loss)	1.12%[c]	0.76%	0.71%	0.41%	0.37%	0.69%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	51%	44%	35%	21%	31%	27%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$48.42	$35.00	$31.00	$30.77	$24.20	$20.24
Income from investment operations:
Net investment income (loss)[a]	.37	.52	.46	.41	.36	.59
Net gain on investments (realized and unrealized)	2.55	13.46	4.01	0.22	6.57	3.92
Total from investment operations	2.92	13.98	4.47	0.63	6.93	4.51
Less distributions from:
Net investment income	(.28)	(.56)	(.47)	(.40)	(.36)	(.55)
Total distributions to shareholders	(.28)	(.56)	(.47)	(.40)	(.36)	(.55)
Net asset value, end of period	$51.06	$48.42	$35.00	$31.00	$30.77	$24.20

Total Return[b]	6.04%	40.27%	14.46%	2.03%	28.75%	23.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$94,484	$77,503	$35,015	$35,671	$43,089	$22,997
Ratio to average net assets of:
Net investment income (loss)	1.49%[c]	1.22%	1.36%	1.22%	1.20%	2.90%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	33%	28%	47%	49%	35%	57%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$115.31	$88.25	$82.17	$70.46	$52.89	$39.10
Income from investment operations:
Net investment income (loss)[a]	.39	1.02	.20	.07	.02	.09
Net gain on investments (realized and unrealized)	2.81	27.10	6.04	11.72	17.59	13.79
Total from investment operations	3.20	28.12	6.24	11.79	17.61	13.88
Less distributions from:
Net investment income	(.37)	(1.06)	(.16)	(.08)	(.04)	(.09)
Total distributions to shareholders	(.37)	(1.06)	(.16)	(.08)	(.04)	(.09)
Net asset value, end of period	$118.14	$115.31	$88.25	$82.17	$70.46	$52.89

Total Return[b]	2.76%	32.07%	7.60%	16.73%	33.32%	35.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$803,386	$737,971	$511,881	$653,246	$292,429	$108,432
Ratio to average net assets of:
Net investment income (loss)	0.66%[c]	1.01%	0.23%	0.09%	0.03%	0.19%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	66%	72%	56%	45%	51%	29%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$57.37	$40.04	$35.50	$34.27	$28.50	$23.21
Income from investment operations:
Net investment income (loss)[a]	.24	.56	.25	.20	.20	.32
Net gain on investments (realized and unrealized)	4.10	17.40	4.56	1.23	5.78	5.29
Total from investment operations	4.34	17.96	4.81	1.43	5.98	5.61
Less distributions from:
Net investment income	(.21)	(.63)	(.25)	(.20)	(.21)	(.32)
Return of capital	—	—	(.02)	—	—	—
Total distributions to shareholders	(.21)	(.63)	(.27)	(.20)	(.21)	(.32)
Net asset value, end of period	$61.50	$57.37	$40.04	$35.50	$34.27	$28.50

Total Return[b]	7.56%	45.20%	13.52%	4.16%	21.07%	25.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$178,357	$123,350	$72,066	$62,130	$87,383	$108,284
Ratio to average net assets of:
Net investment income (loss)	0.79%[c]	1.14%	0.65%	0.53%	0.60%	1.18%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	48%	43%	48%	76%	62%	43%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$74.23	$54.34	$49.82	$43.32	$34.13	$29.03
Income from investment operations:
Net investment income (loss)[a]	.24	.59	.20	.02	.06	.06
Net gain on investments (realized and unrealized)	2.26	19.87	4.50	6.57	9.18	5.13
Total from investment operations	2.50	20.46	4.70	6.59	9.24	5.19
Less distributions from:
Net investment income	(.20)	(.54)	(.18)	(.09)	(.05)	(.09)
Return of capital	—	(.03)	—	—	—	—
Total distributions to shareholders	(.20)	(.57)	(.18)	(.09)	(.05)	(.09)
Net asset value, end of period	$76.53	$74.23	$54.34	$49.82	$43.32	$34.13

Total Return[b]	3.35%	37.94%	9.44%	15.22%	27.11%	17.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$110,973	$107,630	$73,359	$34,873	$17,329	$11,945
Ratio to average net assets of:
Net investment income (loss)	0.62%[c]	0.94%	0.38%	0.03%	0.14%	0.21%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	67%	73%	44%	33%	55%	46%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a nondiversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2014, the Trust offered twenty-one portfolios, of which seven are covered by this report. The financial statements herein relate to the following funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim Russell Top 50®	Russell Top 50® Mega Cap Index
Mega Cap ETF
Guggenheim S&P 500®	S&P 500® Pure
Pure Value ETF	Value Index
Guggenheim S&P 500®	S&P 500® Pure
Pure Growth ETF	Growth Index
Guggenheim S&P MidCap 400®	S&P MidCap 400® Pure
Pure Value ETF	Value Index
Guggenheim S&P MidCap 400®	S&P MidCap 400® Pure
Pure Growth ETF	Growth Index
Guggenheim S&P SmallCap 600®	S&P SmallCap 600® Pure
Pure Value ETF	Value Index
Guggenheim S&P SmallCap 600®	S&P SmallCap 600® Pure
Pure Growth ETF	Growth Index

The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim Russell Top 50® Mega Cap ETF is non-diversified fund, subjecting it to a greater risk than funds that are diversified.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. A valuation committee consisting of representatives from investments, administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.	Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim Russell Top 50® Mega Cap ETF	$500
Guggenheim S&P 500® Pure Value ETF	1,000
Guggenheim S&P 500® Pure Growth ETF	1,000
Guggenheim S&P MidCap 400® Pure Value ETF	750
Guggenheim S&P MidCap 400® Pure Growth ETF	750
Guggenheim S&P SmallCap 600® Pure Value ETF	1,000
Guggenheim S&P SmallCap 600® Pure Growth ETF	1,000

3.	Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim Russell Top 50® Mega Cap ETF	0.20%
Guggenheim SP 500® Pure Value ETF	0.35%
Guggenheim SP 500® Pure Growth ETF	0.35%
Guggenheim SP MidCap 400® Pure Value ETF	0.35%
Guggenheim SP MidCap 400® Pure Growth ETF	0.35%
Guggenheim SP SmallCap 600® Pure Value ETF	0.35%
Guggenheim SP SmallCap 600® Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service. Prior to June 3, 2013, State Street Bank and Trust provided such services.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services. Prior to June 3, 2013, State Street Bank and Trust provided such services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.	Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain (Loss)
Guggenheim Russell Top 50® Mega Cap ETF	$428,812,411	$92,568,316	$(22,694,070)	$69,874,246
Guggenheim S&P 500® Pure Value ETF	795,410,472	73,974,906	(9,872,940)	64,101,966
Guggenheim S&P 500® Pure Growth ETF	1,197,498,990	112,733,120	(41,576,950)	71,156,170
Guggenheim S&P MidCap 400® Pure Value ETF	87,617,418	10,196,305	(2,073,639)	8,122,666
Guggenheim S&P MidCap 400® Pure Growth ETF	745,720,647	103,109,254	(32,574,349)	70,534,905
Guggenheim S&P SmallCap 600® Pure Value ETF	167,428,925	23,485,144	(8,410,785)	15,074,359
Guggenheim S&P SmallCap 600® Pure Growth ETF	107,501,938	15,752,363	(6,807,588)	8,944,775

5.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at April 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Guggenheim Russell Top 50® Mega Cap ETF	$498,686,657	$—	$—	$498,686,657
Guggenheim S&P 500® Pure Value ETF	843,477,688	16,034,750	—	859,512,438
Guggenheim S&P 500® Pure Growth ETF	1,268,655,160	—	—	1,268,655,160
Guggenheim S&P MidCap 400® Pure Value ETF	94,478,984	1,261,100	—	95,740,084
Guggenheim S&P MidCap 400® Pure Growth ETF	803,180,352	13,075,200	—	816,255,552
Guggenheim S&P SmallCap 600® Pure Value ETF	178,340,859	4,162,425	—	182,503,284
Guggenheim S&P SmallCap 600® Pure Growth ETF	110,980,563	5,466,150	—	116,446,713

For the period ended April 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6.	Investment Transactions

For the period ended April 30, 2014, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim Russell Top 50® Mega Cap ETF	$19,351,598	$75,768,106
Guggenheim S&P 500® Pure Value ETF	622,485,183	219,138,796
Guggenheim S&P 500® Pure Growth ETF	946,535,041	506,102,739
Guggenheim S&P MidCap 400® Pure Value ETF	49,177,871	37,231,996
Guggenheim S&P MidCap 400® Pure Growth ETF	351,813,692	306,184,226
Guggenheim S&P SmallCap 600® Pure Value ETF	75,640,309	30,370,366
Guggenheim S&P SmallCap 600® Pure Growth ETF	50,681,644	51,039,061

The cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Russell Top 50® Mega Cap ETF	$9,871,704	$10,176,397
Guggenheim S&P 500® Pure Value ETF	205,286,420	204,486,347
Guggenheim S&P 500® Pure Growth ETF	549,783,864	547,438,324
Guggenheim S&P MidCap 400® Pure Value ETF	29,547,012	29,408,213
Guggenheim S&P MidCap 400® Pure Growth ETF	527,435,422	527,150,942
Guggenheim S&P SmallCap 600® Pure Value ETF	76,510,455	76,614,665
Guggenheim S&P SmallCap 600® Pure Growth ETF	75,472,878	75,469,211

7.	Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At April 30, 2014, the Funds participated in securities lending as follows:

	Value of	Cash
	Securities	Collateral
Fund	Loaned	Received
Guggenheim S&P 500® Pure Value ETF	$15,766,083	$16,034,750
Guggenheim S&P MidCap 400® Pure Value ETF	1,208,728	1,261,100
Guggenheim S&P MidCap 400® Pure Growth ETF	13,459,774	13,075,200
Guggenheim S&P SmallCap 600® Pure Value ETF	4,077,448	4,162,425
Guggenheim S&P SmallCap 600® Pure Growth ETF	5,366,299	5,466,150

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2014:

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2014:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.04%			0.12% - 1.88%
Due 05/01/14	$18,468,480	$18,468,501	10/15/15 - 11/14/18	$16,242,481	$16,243,433
			Federal Farm Credit Bank
			1.90%
			10/10/18	2,602,758	2,601,676
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.05%			2.00%
Due 05/01/14	12,410,818	12,410,835	01/31/16	6,123,679	6,331,762
			Federal Home Loan Bank
			0.16% - 3.10%
			06/30/14 - 02/15/30	3,184,351	3,069,084
			Fannie Mae Strip
			0.00%
			01/15/30	2,216,852	1,181,848
			Fannie Mae
			0.50% - 5.375%
			05/27/15 - 06/12/17	1,981,702	2,081,110
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.04%			0.38%
Due 05/01/14	698,699	698,699	04/30/16	713,933	712,929
BNP Paribas Securities Corp.			U.S. Tip Bond
0.05%			0.63% - 2.13%
Due 05/01/14	8,421,627	8,421,639	01/15/19 - 01/15/24	7,782,084	8,593,102

8.	Legal Proceedings

Lyondell Chemical Company

In December 2011, Rydex ETF Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On January 14, 2014, the Court granted in part and denied in part the defendants’ motion to dismiss the Creditor Trust action. In particular, the Court dismissed all defendants who were conduits for the proceeds from the merger transaction, and also ruled that the plaintiff could not bring any claims on behalf of certain entities who had ratified the merger transaction. The Court also dismissed without prejudice the plaintiff’s claims for intentional fraudulent transfer against the remaining defendants, and gave the Credit Trustee leave to replead these claims. Finally, the Court denied the motion to dismiss with respect to the plaintiff’s claims for constructive fraudulent transfer against the remaining defendants.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. The complaint identifies a putative defendant class comprised of all entities who received proceeds from the merger transaction in exchange for their shares.

On May 23, 2014, the parties submitted to the Court competing proposed Case Management Orders. The Court has scheduled a status conference for May 29, 2014 to address the parties’ proposed orders.

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Guggenheim S&P Midcap 400 Pure Value ETF Fund - $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of this lawsuit or the effect, if any, on the Fund’s net asset value.

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On February 25, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action. That motion remains pending.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares ofthe Funds will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INTERESTED TRUSTEES

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).	214	Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present);
		Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002–2010).		Paragon Life Insurance Company of Indiana (2011–present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009–present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005–present).	131	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996–present).	131	Board of Directors of US Global Investors (GROW) (1995–present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977–2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962–present).	131	None.

OFFICERS
Position(s) Held with
Name, Address	the Trust, Term of
and Year of Birth of	Office and Length of	Principal Occupation(s)
Officer	Time Served	During Past 5 Years

Donald C. Cacciapaglia (1951)	President (2012–present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002–2010).

Michael P. Byrum (1970)	Vice President (1999–present).	Current: Senior Vice President, Security Investors, LLC (2010–present); President and Chief Investment Officer, Rydex Holdings, LLC (2008–present); Director and Chairman, Advisory Research Center, Inc. (2006–present); Manager, Guggenheim Specialized Products, LLC (2005–present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009–2010) and Secretary (2002–2010), Rydex Fund Services, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003–present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003–present); Senior Vice President, Security Investors, LLC (2010–present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009–present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009–present); Vice President, Rydex Holdings, LLC (2008–present).

Former: Senior Vice President, Security Global Investors, LLC (2010–2011); Senior Vice President, Rydex Advisors, LLC (2006–2011); Senior Vice President, Rydex Advisors II, LLC (2006–2011).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS – concluded

Position(s) Held with
Name, Address	the Trust, Term of
and Year of Birth of	Office and Length of	Principal Occupation(s)
Officer	Time Served	During Past 5 Years

Elisabeth Miller (1968)	Chief Compliance Officer (2012–present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012–present); Chief Compliance Officer, Security Investors, LLC (2012–present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (2014–present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009–2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006–present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009–present) and Secretary (2012–present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Privacy Principles of the Funds

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how the Funds protect that information and why, in certain cases, the Funds may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about their shareholders to employees of the Funds’ investment advisor and its affiliates with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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4.30.2014

Guggenheim ETF Semi-Annual Report

RSP	Guggenheim S&P 500® Equal Weight ETF

ETF3-SEMI-0414x1014	guggenheiminvestments.com

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for one of our equal weight exchange traded funds (“ETFs”) for the semiannual period ended April 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
May 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2014

The U.S. economy during the period absorbed the impact of the start of the Federal Reserve’s tapering program, heightened international tension, and a severe U.S. winter, but at the end of the period was on solid ground. Reflecting weather-related weakness, U.S. GDP in the first quarter of 2014 rose just 0.1 percent at an annualized rate. Personal consumption rose by 3 percent, led by health care spending. Weak investment spending, falling inventories, and weak trade pulled down growth. The negative effect of winter conditions on first-quarter output reined in estimates of full-year 2014 growth.

The conundrum is that, with the American economy adding jobs, consumer spending accelerating, and economic data generally strong, interest rates would be expected to rise. However, capital flows from overseas have been playing a crucial role in keeping rates low. As tensions escalated in Ukraine, a flight to safety put downward pressure on U.S. Treasury yields. Japan’s first sales tax increase since 1997 has helped slow consumer spending, which could lead to an acceleration of monetary stimulus there. Such a move puts pressure on China to further devalue its currency, which in turn might drive increased Chinese demand for U.S. Treasuries. This phenomenon of lower rates when conditions suggest higher rates only adds to already improving U.S. economic prospects, as low rates and increasing employment positively impact housing and consumer spending. There has also been a pickup in mergers and acquisition activity, and U.S. first-quarter earnings beat estimates—further supporting equity prices.

Real returns on fixed income are poised to remain lower than they have been in previous expansions. Part of that is due to demographics, with more retirees shifting investment to fixed income—and the other is the amount of central bank-induced liquidity swashing around the system, which has also helped mute real rates. The Fed continues pumping enormous amounts of liquidity into the system, however, with strong signals that it will not raise interest rates until the latter half of 2015, the expansion is proceeding steadily.

For the six months ended April 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.36%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.44%. The return of the MSCI Emerging Markets Index* was -2.98%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.74% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 4.72%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2013 and held for the six months ended April 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio[1]	Fund Return	10/31/13	04/30/14	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Equal Weight ETF	0.40%	8.58%	$1,000.00	$1,085.80	$2.07

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.87	2.01

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period October 31, 2013 to April 30, 2014.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2014

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

*The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*

(% of Total
Net Assets)
Pepco Holdings, Inc.	0.3%
Allergan, Inc.	0.3%
First Solar, Inc.	0.2%
Diamond Offshore Drilling, Inc.	0.2%
Peabody Energy Corp.	0.2%
Newfield Exploration Co.	0.2%
Anadarko Petroleum Corp.	0.2%
Allegheny Technologies, Inc.	0.2%
Frontier Communications Corp.	0.2%
Nabors Industries Ltd.	0.2%
Top Ten Total	2.2%

“Ten Largest Holdings” exclude any temporary cash.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIALS - 16.6%
HCP, Inc.	386,194	$16,166,081
Essex Property Trust, Inc.[1]	91,802	15,905,615
Travelers Companies, Inc.	173,612	15,725,775
American International Group, Inc.	295,306	15,689,608
Ventas, Inc.	236,261	15,612,127
Macerich Co.	239,326	15,534,651
Simon Property Group, Inc.	89,162	15,442,858
Genworth Financial, Inc. — Class A*	863,784	15,418,544
Health Care REIT, Inc.	243,615	15,369,670
Chubb Corp.	166,525	15,333,622
Berkshire Hathaway, Inc. — Class B*	117,226	15,104,570
Host Hotels & Resorts, Inc.	704,126	15,103,503
Vornado Realty Trust	147,170	15,099,642
AvalonBay Communities, Inc.	110,577	15,099,289
Navient Corp.*	911,483	15,085,044
Kimco Realty Corp.	656,075	15,037,239
Boston Properties, Inc.	128,337	15,033,396
Wells Fargo & Co.	302,842	15,033,077
XL Group plc — Class A	478,828	15,011,258
ACE Ltd.	146,704	15,010,753
Public Storage	85,375	14,984,166
Hudson City Bancorp, Inc.	1,501,367	14,953,615
Plum Creek Timber Company, Inc.	342,776	14,945,034
American Tower Corp. — Class A	178,521	14,910,074
M&T Bank Corp.	122,193	14,908,768
Legg Mason, Inc.	317,265	14,876,556
General Growth Properties, Inc.	646,644	14,853,413
Allstate Corp.	260,328	14,825,680
Principal Financial Group, Inc.	316,183	14,810,012
Assurant, Inc.	219,574	14,801,483
Ameriprise Financial, Inc.	132,574	14,799,236
Cincinnati Financial Corp.	303,278	14,781,770
Equity Residential	247,235	14,695,648
Franklin Resources, Inc.	280,660	14,692,551
Capital One Financial Corp.	198,787	14,690,359
T. Rowe Price Group, Inc.	178,782	14,683,366
Progressive Corp.	605,265	14,677,676
Bank of New York Mellon Corp.	433,173	14,671,570
Torchmark Corp.	183,980	14,663,206
Citigroup, Inc.	305,976	14,659,310
Invesco Ltd.	415,567	14,632,114
Charles Schwab Corp.	551,015	14,629,448
Aon plc	172,064	14,604,792
Hartford Financial Services Group, Inc.	407,134	14,603,897
BlackRock, Inc. — Class A	48,482	14,593,082
PNC Financial Services Group, Inc.	173,294	14,563,628
Apartment Investment & Management
Co. — Class A	472,077	14,554,134
MetLife, Inc.	277,541	14,529,271
Prologis, Inc.	357,192	14,512,711
Marsh & McLennan Companies, Inc.	292,187	14,407,741
Loews Corp.	326,296	14,347,235
Weyerhaeuser Co.	480,598	14,345,850
IntercontinentalExchange Group, Inc.	70,005	14,311,822
State Street Corp.	221,648	14,309,595
Morgan Stanley	461,428	14,271,968
Comerica, Inc.	295,357	14,248,022
SunTrust Banks, Inc.	371,737	14,222,658
People’s United Financial, Inc.	995,814	14,220,224
KeyCorp	1,040,818	14,196,758
JPMorgan Chase & Co.	252,684	14,145,250
U.S. Bancorp	345,565	14,092,141
CBRE Group, Inc. — Class A*	527,218	14,045,088
Aflac, Inc.	223,827	14,038,429
Discover Financial Services	251,083	14,035,540
Moody’s Corp.	177,948	13,968,918
Northern Trust Corp.	231,408	13,942,332
BB&T Corp.	373,171	13,930,473
Crown Castle International Corp.	191,517	13,929,031
American Express Co.	159,215	13,920,167
Leucadia National Corp.	544,958	13,907,328
Goldman Sachs Group, Inc.	86,782	13,869,499
Prudential Financial, Inc.	171,388	13,827,584
Lincoln National Corp.	284,657	13,808,711
Huntington Bancshares, Inc.	1,499,651	13,736,803
E*TRADE Financial Corp.*	611,512	13,728,444
Regions Financial Corp.	1,350,585	13,694,932
Unum Group	411,460	13,668,701
NASDAQ OMX Group, Inc.	364,901	13,464,847
CME Group, Inc. — Class A	190,348	13,398,596
McGraw Hill Financial, Inc.	180,432	13,339,338
Fifth Third Bancorp	642,682	13,245,676
Zions Bancorporation	457,931	13,243,365
Bank of America Corp.	854,560	12,938,038
Total Financials		1,206,723,996
CONSUMER DISCRETIONARY - 16.3%
Staples, Inc.	1,268,625	15,857,813
Harley-Davidson, Inc.	213,462	15,783,380
Garmin Ltd.[1]	275,101	15,708,267
PVH Corp.	124,689	15,657,198
Whirlpool Corp.	101,038	15,497,208
Marriott International, Inc. — Class A	266,475	15,436,897
Ford Motor Co.	951,329	15,363,963
Mattel, Inc.	384,695	15,085,814
Harman International Industries, Inc.	137,444	15,065,237
Leggett & Platt, Inc.	456,089	14,987,085
Target Corp.	241,677	14,923,555
McDonald’s Corp.	147,130	14,916,039
Delphi Automotive plc	220,965	14,769,301
Newell Rubbermaid, Inc.	489,320	14,733,425
Yum! Brands, Inc.	191,197	14,720,257
Time Warner Cable, Inc.	103,983	14,709,435
Carnival Corp.	373,629	14,687,356
Under Armour, Inc. — Class A*	300,263	14,679,858
Comcast Corp. — Class A	283,385	14,668,008
Genuine Parts Co.	167,993	14,635,550
Interpublic Group of Companies, Inc.	839,298	14,620,571
BorgWarner, Inc.	234,922	14,598,053
GameStop Corp. — Class A1	367,879	14,597,439
DR Horton, Inc.	651,467	14,514,685
Hasbro, Inc.	262,560	14,509,066
General Motors Co.	420,734	14,506,908

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Darden Restaurants, Inc.	291,471	$14,489,023
DIRECTV*	186,697	14,487,687
Best Buy Company, Inc.	557,611	14,458,853
O’Reilly Automotive, Inc.*	97,169	14,457,776
VF Corp.	236,350	14,438,622
Urban Outfi tters, Inc.*	403,651	14,392,176
Home Depot, Inc.	180,844	14,378,906
AutoZone, Inc.*	26,891	14,356,836
PetSmart, Inc.[1]	211,887	14,340,512
Nordstrom, Inc.	233,989	14,338,846
AutoNation, Inc.*	270,527	14,335,226
Time Warner, Inc.	215,556	14,325,852
Kohl’s Corp.	261,340	14,318,819
Twenty-First Century Fox, Inc. — Class A	444,421	14,230,360
Walt Disney Co.	179,353	14,229,867
Wyndham Worldwide Corp.	199,010	14,197,373
Dollar General Corp.*	250,887	14,160,062
Johnson Controls, Inc.	313,169	14,136,449
Cablevision Systems Corp. — Class A	845,272	14,116,042
Starwood Hotels & Resorts Worldwide, Inc.	183,789	14,087,427
Macy’s, Inc.	245,113	14,076,840
Viacom, Inc. — Class B	164,890	14,012,352
News Corp. — Class A*	823,205	14,010,949
Family Dollar Stores, Inc.	237,935	13,978,681
Gannett Company, Inc.	513,367	13,948,181
H&R Block, Inc.	488,730	13,889,707
Dollar Tree, Inc.*	266,068	13,854,161
Lennar Corp. — Class A	358,835	13,847,443
PulteGroup, Inc.	749,527	13,783,802
Scripps Networks Interactive,
Inc. — Class A	182,215	13,678,880
Tiffany & Co.	156,130	13,659,814
L Brands, Inc.	251,981	13,657,370
Starbucks Corp.	193,219	13,645,126
Mohawk Industries, Inc.*	102,994	13,637,436
Fossil Group, Inc.*	127,613	13,609,926
TJX Companies, Inc.	233,904	13,608,535
Tractor Supply Co.	201,960	13,579,790
Ralph Lauren Corp. — Class A	89,596	13,562,147
Expedia, Inc.	189,583	13,458,497
Ross Stores, Inc.	197,475	13,444,098
Graham Holdings Co. — Class B	20,029	13,444,066
Omnicom Group, Inc.	198,610	13,441,925
Lowe’s Companies, Inc.	292,333	13,421,008
The Gap, Inc.	341,165	13,407,785
NIKE, Inc. — Class B	183,283	13,370,495
Michael Kors Holdings Ltd.*	146,320	13,344,384
CarMax, Inc.*	303,837	13,301,984
Goodyear Tire & Rubber Co.	526,253	13,261,576
Priceline Group, Inc.*	11,364	13,156,671
Discovery Communications, Inc. — Class A*	172,539	13,095,710
Bed Bath & Beyond, Inc.*	209,984	13,046,306
Coach, Inc.	292,019	13,038,648
Wynn Resorts Ltd.	62,540	12,751,281
CBS Corp. — Class B	219,662	12,687,677
Chipotle Mexican Grill, Inc. — Class A*	24,874	12,399,689
International Game Technology	958,076	12,023,854
Amazon.com, Inc.*	38,369	11,669,164
TripAdvisor, Inc.*	139,498	11,263,069
Netflix, Inc.*	33,823	10,892,359
Total Consumer Discretionary		1,193,470,468
INDUSTRIALS - 12.9%
CH Robinson Worldwide, Inc.	280,551	16,524,454
Dun & Bradstreet Corp.	146,059	16,177,495
Caterpillar, Inc.	150,496	15,862,278
Parker Hannifin Corp.	123,481	15,667,269
Emerson Electric Co.	229,348	15,636,947
Waste Management, Inc.	351,554	15,626,575
Stanley Black & Decker, Inc.	181,594	15,597,109
Robert Half International, Inc.	348,040	15,592,192
Textron, Inc.	380,399	15,558,319
Joy Global, Inc.[1]	257,415	15,542,718
Cummins, Inc.	103,018	15,540,265
Dover Corp.	179,856	15,539,558
Delta Air Lines, Inc.	420,957	15,503,846
ADT Corp.[1]	510,549	15,439,002
3M Co.	110,484	15,367,220
General Electric Co.	571,339	15,363,306
Deere & Co.	164,564	15,360,404
Nielsen N.V.	327,150	15,359,693
Ryder System, Inc.	185,931	15,279,810
Pitney Bowes, Inc.[1]	568,659	15,240,061
Illinois Tool Works, Inc.	178,736	15,233,669
Expeditors International of
Washington, Inc.	367,999	15,176,279
Republic Services, Inc. — Class A	430,573	15,108,807
United Technologies Corp.	127,470	15,083,525
Ingersoll-Rand plc	252,183	15,080,543
Boeing Co.	116,532	15,034,959
Snap-on, Inc.	129,280	14,996,480
Kansas City Southern	148,396	14,970,188
Roper Industries, Inc.	107,097	14,881,128
Iron Mountain, Inc.	523,201	14,879,836
Fastenal Co.[1]	295,808	14,814,065
WW Grainger, Inc.	58,106	14,782,166
Union Pacific Corp.	77,546	14,767,085
United Parcel Service, Inc. — Class B	149,022	14,678,667
Xylem, Inc.	390,146	14,665,588
Eaton Corporation plc	201,347	14,625,846
Fluor Corp.	193,097	14,617,443
General Dynamics Corp.	133,431	14,604,023
Stericycle, Inc.*	124,677	14,517,390
Southwest Airlines Co.	600,524	14,514,665
Lockheed Martin Corp.	88,365	14,504,231
Honeywell International, Inc.	156,017	14,493,979
Precision Castparts Corp.	56,882	14,396,265
AMETEK, Inc.	272,821	14,383,123
L-3 Communications Holdings, Inc.	124,526	14,366,565
Northrop Grumman Corp.	118,215	14,364,305
Norfolk Southern Corp.	151,869	14,356,177
Quanta Services, Inc.*	406,304	14,334,405
Equifax, Inc.	202,085	14,309,639
FedEx Corp.	104,926	14,296,168
CSX Corp.	505,673	14,270,092
Danaher Corp.	194,414	14,266,099

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Rockwell Automation, Inc.	119,657	$14,260,721
Cintas Corp.	241,720	14,244,560
PACCAR, Inc.	220,944	14,135,997
Pall Corp.	166,544	14,014,678
Rockwell Collins, Inc.	180,095	13,984,377
Flowserve Corp.	188,843	13,794,981
Pentair Ltd.	185,417	13,774,629
Raytheon Co.	143,459	13,697,465
Tyco International Ltd.	334,797	13,693,197
Allegion plc	269,462	13,297,950
Jacobs Engineering Group, Inc.*	229,346	13,233,264
Masco Corp.	630,663	12,670,020
Total Industrials		945,953,760
INFORMATION TECHNOLOGY - 12.8%
First Solar, Inc.*	265,626	17,927,098
SanDisk Corp.	195,883	16,644,179
Xerox Corp.	1,353,462	16,363,356
Hewlett-Packard Co.	493,792	16,324,764
Apple, Inc.	27,351	16,139,552
Corning, Inc.	760,837	15,909,102
Lam Research Corp.	272,858	15,719,349
Micron Technology, Inc.*	598,999	15,645,854
Intel Corp.	585,699	15,632,306
Oracle Corp.	381,822	15,608,883
Cisco Systems, Inc.	672,328	15,537,500
International Business Machines Corp.	78,770	15,475,942
Microsoft Corp.	380,705	15,380,482
Fiserv, Inc.*	250,752	15,240,707
Amphenol Corp. — Class A	158,577	15,120,317
QUALCOMM, Inc.	192,016	15,113,579
Total System Services, Inc.	475,557	15,108,446
Seagate Technology plc	286,129	15,044,663
NVIDIA Corp.	805,809	14,883,292
Western Digital Corp.	168,839	14,879,781
TE Connectivity Ltd.	251,858	14,854,585
Microchip Technology, Inc.[1]	311,599	14,813,416
Broadcom Corp. — Class A	479,422	14,770,992
Texas Instruments, Inc.	323,941	14,723,118
Analog Devices, Inc.	286,505	14,694,841
Applied Materials, Inc.	766,949	14,618,048
Teradata Corp.*	321,214	14,602,388
Harris Corp.	197,823	14,543,947
Fidelity National Information Services, Inc.	272,029	14,534,509
LSI Corp.	1,295,936	14,436,727
Symantec Corp.	711,610	14,431,451
Automatic Data Processing, Inc.	185,077	14,428,603
Paychex, Inc.	343,099	14,344,969
Motorola Solutions, Inc.	225,362	14,328,516
FLIR Systems, Inc.	420,795	14,323,862
Western Union Co.	900,731	14,294,601
Citrix Systems, Inc.*	239,955	14,231,731
Accenture plc — Class A	176,406	14,151,289
F5 Networks, Inc.*	133,702	14,061,439
NetApp, Inc.	392,285	13,969,269
Jabil Circuit, Inc.	809,112	13,965,273
Juniper Networks, Inc.*	560,595	13,841,091
MasterCard, Inc. — Class A	187,958	13,824,311
Computer Sciences Corp.	232,598	13,765,150
Linear Technology Corp.	308,990	13,750,055
EMC Corp.	532,806	13,746,395
Electronic Arts, Inc.*	485,447	13,738,150
CA, Inc.	455,767	13,736,817
KLA-Tencor Corp.	214,584	13,731,230
Yahoo!, Inc.*	381,558	13,717,010
Cognizant Technology Solutions
Corp. — Class A*	285,649	13,684,015
Autodesk, Inc.*	284,382	13,656,024
Intuit, Inc.	179,641	13,607,806
Altera Corp.	406,859	13,231,055
Adobe Systems, Inc.*	213,688	13,182,413
Visa, Inc. — Class A	65,055	13,180,794
eBay, Inc.*	253,040	13,115,063
Xilinx, Inc.	276,705	13,057,709
Akamai Technologies, Inc.*	241,377	12,809,877
Salesforce.com, Inc.*	246,907	12,752,747
Facebook, Inc. — Class A*	212,090	12,678,740
Alliance Data Systems Corp.*	51,551	12,470,187
VeriSign, Inc.*	261,568	12,340,778
Red Hat, Inc.*	249,287	12,127,813
Google, Inc. — Class A*	12,260	6,557,629
Google, Inc. — Class C*	12,260	6,456,852
Total Information Technology		935,582,437
HEALTH CARE - 10.4%
Allergan, Inc.	111,932	18,562,802
Tenet Healthcare Corp.*	360,560	16,254,045
Edwards Lifesciences Corp.*	199,053	16,216,848
Baxter International, Inc.	215,823	15,709,756
Johnson & Johnson	154,604	15,659,839
Hospira, Inc.*	340,980	15,616,884
WellPoint, Inc.	153,732	15,477,738
Merck & Company, Inc.	257,803	15,096,944
Gilead Sciences, Inc.*	191,274	15,013,096
Cigna Corp.	187,435	15,002,297
Quest Diagnostics, Inc.	267,756	14,975,593
Laboratory Corporation of
America Holdings*	150,067	14,811,613
Zoetis, Inc.	487,615	14,755,230
Zimmer Holdings, Inc.	152,396	14,751,933
AbbVie, Inc.	280,139	14,589,639
DaVita HealthCare Partners, Inc.*	210,521	14,589,105
Covidien plc	204,308	14,556,945
Eli Lilly & Co.	243,910	14,415,081
Humana, Inc.	131,159	14,394,700
Pfizer, Inc.	459,544	14,374,536
Medtronic, Inc.	243,851	14,343,316
Aetna, Inc.	200,742	14,343,016
DENTSPLY International, Inc.	319,779	14,271,737
Abbott Laboratories	368,292	14,267,632
UnitedHealth Group, Inc.	189,625	14,229,460
Patterson Companies, Inc.	348,761	14,194,573
Celgene Corp.*	96,029	14,117,223
Becton Dickinson and Co.	124,441	14,065,566
Agilent Technologies, Inc.	258,909	13,991,442
St. Jude Medical, Inc.	219,670	13,942,455

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

CareFusion Corp.*	356,683	$13,932,038
Boston Scientific Corp.*	1,103,626	13,916,724
Stryker Corp.	178,915	13,910,641
Mylan, Inc.*	272,952	13,860,503
Forest Laboratories, Inc.*	150,641	13,845,414
AmerisourceBergen Corp. — Class A	212,349	13,840,908
Cardinal Health, Inc.	198,581	13,803,365
Actavis plc*	66,927	13,675,194
CR Bard, Inc.	99,077	13,606,244
Varian Medical Systems, Inc.*	170,379	13,553,649
PerkinElmer, Inc.	320,864	13,466,662
McKesson Corp.	79,417	13,436,562
Thermo Fisher Scientific, Inc.	117,489	13,393,746
Bristol-Myers Squibb Co.	265,827	13,315,274
Amgen, Inc.	117,165	13,093,189
Alexion Pharmaceuticals, Inc.*	81,996	12,971,767
Regeneron Pharmaceuticals, Inc.*	43,600	12,944,404
Perrigo Company plc	86,745	12,565,881
Waters Corp.*	127,043	12,518,817
Cerner Corp.*	242,158	12,422,705
Biogen Idec, Inc.*	43,256	12,419,663
Vertex Pharmaceuticals, Inc.*	183,411	12,416,925
Express Scripts Holding Co.*	185,594	12,356,849
Intuitive Surgical, Inc.*	33,961	12,283,694
Total Health Care		764,141,862
ENERGY - 9.4%
Diamond Offshore Drilling, Inc.[1]	324,434	17,717,340
Peabody Energy Corp.	926,445	17,611,718
Newfield Exploration Co.*	519,343	17,579,760
Anadarko Petroleum Corp.	175,056	17,334,045
Nabors Industries Ltd.	653,301	16,672,242
Cabot Oil & Gas Corp.	422,473	16,594,739
CONSOL Energy, Inc.	371,925	16,554,382
Chesapeake Energy Corp.	573,125	16,477,344
Halliburton Co.	260,124	16,406,021
Schlumberger Ltd.	161,123	16,362,041
Baker Hughes, Inc.	232,315	16,238,819
Devon Energy Corp.	228,823	16,017,610
ConocoPhillips	215,439	16,009,272
Hess Corp.	178,736	15,936,102
Helmerich & Payne, Inc.	146,619	15,930,154
Transocean Ltd.[1]	369,174	15,900,324
FMC Technologies, Inc.*	279,465	15,845,666
Chevron Corp.	125,757	15,785,019
Exxon Mobil Corp.	153,546	15,724,646
Apache Corp.	181,064	15,716,355
Marathon Oil Corp.	433,666	15,677,026
Southwestern Energy Co.*	325,778	15,598,251
Spectra Energy Corp.	392,378	15,581,330
QEP Resources, Inc.	504,293	15,476,752
Noble Energy, Inc.	215,309	15,454,880
ONEOK, Inc.	244,146	15,434,910
Equities Corp.	140,277	15,288,790
Noble Corporation plc	493,111	15,192,750
Phillips 66	182,433	15,182,074
Tesoro Corp.	269,648	15,178,486
Valero Energy Corp.	264,791	15,138,101
EOG Resources, Inc.	154,361	15,127,378
National Oilwell Varco, Inc.	192,304	15,101,633
Murphy Oil Corp.	238,081	15,101,478
Cameron International Corp.*	231,845	15,060,651
Ensco plc — Class A	296,673	14,967,153
Pioneer Natural Resources Co.	77,100	14,901,117
Denbury Resources, Inc.	882,596	14,845,265
Range Resources Corp.	163,663	14,803,318
Kinder Morgan, Inc.	452,639	14,783,190
Williams Companies, Inc.	346,862	14,627,171
Occidental Petroleum Corp.	148,670	14,235,153
Marathon Petroleum Corp.	152,712	14,194,580
Rowan Companies plc — Class A	452,462	13,990,125
Total Energy		689,355,161
CONSUMER STAPLES - 8.1%
Lorillard, Inc.	276,807	16,447,872
Altria Group, Inc.	394,902	15,839,519
Kellogg Co.	235,637	15,747,621
Mead Johnson Nutrition Co. — Class A	174,532	15,404,194
Wal-Mart Stores, Inc.	193,203	15,400,211
Philip Morris International, Inc.	179,553	15,339,213
Coca-Cola Co.	375,916	15,333,614
General Mills, Inc.	288,267	15,283,916
PepsiCo, Inc.	177,171	15,217,217
Dr Pepper Snapple Group, Inc.	274,033	15,186,909
Colgate-Palmolive Co.	224,826	15,130,790
McCormick & Company, Inc.	212,081	15,100,167
Kroger Co.	326,973	15,053,837
Estee Lauder Companies, Inc. — Class A	207,058	15,026,199
Procter & Gamble Co.	181,647	14,994,960
Molson Coors Brewing Co. — Class B	249,212	14,945,244
Mondelez International, Inc. — Class A	418,989	14,936,958
Reynolds American, Inc.	264,203	14,908,975
Clorox Co.[1]	164,179	14,891,035
ConAgra Foods, Inc.	487,615	14,877,134
Avon Products, Inc.	971,781	14,848,814
Campbell Soup Co.	325,836	14,822,280
Brown-Forman Corp. — Class B	164,753	14,781,639
Archer-Daniels-Midland Co.	337,651	14,765,478
Kraft Foods Group, Inc.	258,820	14,716,505
Kimberly-Clark Corp.	130,936	14,697,566
Costco Wholesale Corp.	126,455	14,628,314
Sysco Corp.	399,281	14,545,807
Walgreen Co.	214,096	14,537,118
Tyson Foods, Inc. — Class A	346,295	14,534,001
Hormel Foods Corp.	304,549	14,523,942
JM Smucker Co.	149,168	14,421,562
CVS Caremark Corp.	197,316	14,348,820
Safeway, Inc.	415,826	14,163,034
Coca-Cola Enterprises, Inc.	308,803	14,032,008
Constellation Brands, Inc. — Class A*	174,039	13,895,274
Monster Beverage Corp.*	204,987	13,725,930
Whole Foods Market, Inc.	266,068	13,223,580
Hershey Co.	135,193	13,010,974
Keurig Green Mountain, Inc.	126,197	11,822,135
Total Consumer Staples		589,110,366

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2014
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

UTILITIES - 6.3%
Pepco Holdings, Inc.	709,205	$18,978,325
Exelon Corp.	468,537	16,412,851
Entergy Corp.	222,243	16,112,618
Public Service Enterprise Group, Inc.	391,761	16,050,448
AGL Resources, Inc.	293,271	15,836,634
NRG Energy, Inc.	478,940	15,670,917
DTE Energy Co.	200,306	15,651,911
Edison International	275,806	15,599,587
FirstEnergy Corp.	456,973	15,422,839
American Electric Power Company, Inc.	286,431	15,412,852
Wisconsin Energy Corp.	316,875	15,362,100
SCANA Corp.	286,071	15,356,291
Consolidated Edison, Inc.	262,512	15,233,571
Integrys Energy Group, Inc.	248,529	15,229,857
TECO Energy, Inc.	847,616	15,223,183
NextEra Energy, Inc.	152,322	15,209,352
Southern Co.	330,069	15,127,062
Duke Energy Corp.	203,036	15,124,152
Northeast Utilities	319,740	15,110,912
CMS Energy Corp.	498,427	15,107,322
AES Corp.	1,039,108	15,015,111
Xcel Energy, Inc.	470,356	14,990,246
Dominion Resources, Inc.	205,437	14,902,400
CenterPoint Energy, Inc.	600,557	14,869,791
NiSource, Inc.	406,615	14,768,257
Sempra Energy	149,669	14,758,860
PG&E Corp.	323,713	14,754,839
PPL Corp.	438,072	14,605,320
Pinnacle West Capital Corp.	260,813	14,592,487
Ameren Corp.	349,038	14,418,760
Total Utilities		460,908,855
MATERIALS - 6.0%
Allegheny Technologies, Inc.	418,968	17,261,482
Alcoa, Inc.	1,213,150	16,341,131
Freeport-McMoRan Copper & Gold, Inc.	461,812	15,872,478
United States Steel Corp.[1]	596,423	15,518,926
MeadWestvaco Corp.	394,291	15,404,949
Sealed Air Corp.	447,167	15,342,300
Nucor Corp.	295,818	15,308,582
International Flavors & Fragrances, Inc.	154,583	15,229,517
Bemis Company, Inc.	373,234	15,018,936
Mosaic Co.	299,659	14,994,936
Eastman Chemical Co.	171,524	14,951,747
LyondellBasell Industries N.V. — Class A	161,487	14,937,548
Ball Corp.	265,706	14,930,020
Dow Chemical Co.	295,178	14,729,382
EI du Pont de Nemours & Co.	218,249	14,692,523
Sigma-Aldrich Corp.	150,957	14,523,573
International Paper Co.	311,086	14,512,162
Airgas, Inc.	135,267	14,373,471
PPG Industries, Inc.	73,780	14,285,284
Praxair, Inc.	108,976	14,226,817
Sherwin-Williams Co.	71,097	14,208,024
Owens-Illinois, Inc.*	444,373	14,122,174
Air Products & Chemicals, Inc.	119,872	14,087,357
Monsanto Co.	126,762	14,032,553
FMC Corp.	181,727	13,992,979
Vulcan Materials Co.	216,836	13,992,427
CF Industries Holdings, Inc.	56,887	13,946,986
Avery Dennison Corp.	284,289	13,833,503
Ecolab, Inc.	132,116	13,824,618
Newmont Mining Corp.	548,370	13,616,027
Total Materials		442,112,412
TELECOMMUNICATION SERVICES - 1.1%
Frontier Communications Corp.[1]	2,882,893	17,153,213
CenturyLink, Inc.	468,690	16,361,968
AT&T, Inc.	441,620	15,765,834
Windstream Holdings, Inc.[1]	1,737,547	15,759,551
Verizon Communications, Inc.	311,362	14,549,946
Total Telecommunication Services		79,590,512
Total Common Stocks
(Cost $6,101,523,971)		7,306,949,829
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	7,316,423	7,316,423
Total Short Term Investments
(Cost $7,316,423)		7,316,423
	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 04/30/14 at 0.04%
due 05/01/14	$91,867,721	91,867,721
Deutsche Bank Securities, Inc.
issued 04/30/14 at 0.05%
due 05/01/14	61,735,108	61,735,108
issued 04/30/14 at 0.04%
due 05/01/14	3,475,540	3,475,540
BNP Paribas Securities Corp.
issued 04/30/14 at 0.05%
due 05/01/14	41,891,681	41,891,681
Total Securities Lending Collateral
(Cost $198,970,050)		198,970,050
Total Investments - 102.7%
(Cost $6,307,810,444)		$7,513,236,302
Other Assets & Liabilities, net - (2.7)%		(196,431,046)
Total Net Assets - 100.0%		$7,316,805,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
[1]	All or portion of this security is on loan at April 30, 2014 — See Note 7.
[2]	Securities lending collateral — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2014

Guggenheim
S&P 500® Equal
Weight ETF

Assets:
Investments, at value — including $196,047,608 of securities loaned	$7,314,266,252
Repurchase agreements	198,970,050
Total Investments*	7,513,236,302
Receivables:
Investments sold	29,524,303
Securities lending income	132,980
Dividends and interest	4,989,809
Total assets	7,547,883,394
Liabilities:
Payable upon return of securities loaned	198,970,050
Payable for:
Investments purchased	29,762,167
Due to custodian	4,762
Accrued management fees	2,341,159
Total liabilities	231,078,138
Net assets	$7,316,805,256
Net assets consist of:
Paid-in capital	$6,523,192,019
Undistributed net investment income	3,241,277
Accumulated net realized loss on investments	(415,053,898)
Net unrealized appreciation on investments	1,205,425,858
Net assets	$7,316,805,256
Shares outstanding (unlimited shares authorized), no par value	99,908,863
Net asset value, offering price and repurchase price per share	$73.23
Cost of investments	$6,108,840,394
Cost of repurchase agreements	198,970,050
*Total cost of investments	$6,307,810,444

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014

Guggenheim
S&P 500® Equal
Weight ETF
Investment Income:
Dividends	$61,632,199
Income from securities lending	435,820
Interest	29
Total investment income	62,068,048

Expenses:
Management fees	12,922,551
Total expenses	12,922,551
Net investment income	49,145,497

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30,583,008
In-kind redemptions	122,344,828
Net realized gain	152,927,836
Net change in unrealized appreciation (depreciation) on:
Investments	316,222,753
Net realized and unrealized gain	469,150,589
Net increase in net assets resulting from operations	$518,296,086

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Guggenheim S&P 500®
	Equal Weight ETF
	Period Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) In Net Assets From Operations:
Net investment income	$49,145,497	$67,224,743
Net realized gain on investments	152,927,836	226,159,349
Net change in unrealized appreciation on investments	316,222,753	829,838,694
Net increase in net assets resulting from operations	518,296,086	1,123,222,786

Distributions to shareholders from:
Net investment income	(49,098,380)	(63,950,328)
Total distribution to shareholders	(49,098,380)	(63,950,328)

Shareholder transactions:
Proceeds from shares purchased	1,579,320,973	2,864,811,708
Value of shares redeemed	(395,484,964)	(1,032,752,585)
Net increase in net assets resulting from share transactions	1,183,836,009	1,832,059,123
Net increase in net assets	1,653,033,715	2,891,331,581

Net assets:
Beginning of period	5,663,771,541	2,772,439,960
End of period	$7,316,805,256	$5,663,771,541
Undistributed net investment income at end of period	$3,241,277	$3,194,160

Changes in shares outstanding:
Shares sold	22,200,000	47,400,000
Shares redeemed	(5,650,000)	(17,600,000)
Net increase in shares	16,550,000	29,800,000

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$67.94	$51.76	$46.77	$43.87	$35.99	$30.01
Income from investment operations:
Net investment income (loss)[a]	.55	.99	.80	.69	.60	.54
Net gain on investments (realized and unrealized)	5.27	16.13	4.97	2.87	7.87	5.98
Total from investment operations	5.82	17.12	5.77	3.56	8.47	6.52
Less distributions from:
Net investment income	(.53)	(.94)	(.78)	(.66)	(.59)	(.54)
Total distributions to shareholders	(.53)	(.94)	(.78)	(.66)	(.59)	(.54)
Net asset value, end of period	$73.23	$67.94	$51.76	$46.77	$43.87	$35.99

Total Return[b]	8.58%	33.36%	12.42%	8.12%	23.67%	22.21%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,316,805	$5,663,772	$2,772,440	$3,063,809	$2,154,259	$1,499,351
Ratio to average net assets of:
Net investment income (loss)	1.57%[c]	1.64%	1.61%	1.45%	1.48%	1.75%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate[d]	10%	37%	20%	21%	20%	37%

[a]	Based on average shares outstanding.
[b]	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a nondiversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2014, the Trust offered twenty-one portfolios, of which one is covered by this report. The financial statements herein relate to the following fund, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim S&P 500®	S&P 500® Equal
Equal Weight ETF	Weight Index

The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Fund invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides administrative services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Equal Weight ETF	$ 2,000

3.	Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Fund.

Fund	Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%

GI pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Fund. GI compensates RFS directly for this service. Prior to June 3, 2013, State Street Bank and Trust provided such services.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Fund. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Fund in a separate account for the Fund, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services. Prior to June 3, 2013, State Street Bank and Trust provided such services.

The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

4. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, income classifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain (Loss)
Guggenheim S&P 500® Equal Weight ETF	$6,313,645,106	$1,318,677,698	$(119,086,502)	$1,199,591,196

5.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s net assets at April 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Guggenheim S&P 500® Equal Weight ETF	$7,314,266,252	$198,970,050	$—	$7,513,236,302

For the period ended April 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

6.	Investment Transactions

For the period ended April 30, 2014, the Fund had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim S&P 500® Equal Weight ETF	$1,574,456,705	$394,696,795

The cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim S&P 500® Equal Weight ETF	$634,102,814	$629,255,973

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7.	Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund acts as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund’s securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At April 30, 2014, the Fund participated in securities lending as follows:

	Value of	Cash
	Securities	Collateral
Fund	Loaned	Received
Guggenheim S&P 500® Equal Weight ETF	$196,047,608	$198,970,050

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2014:

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			Federal Home Loan Bank
0.04%			0.12% - 1.88%
Due 05/01/14	$91,867,721	$91,867,823	10/15/15 - 11/14/18	$80,761,835	$80,766,572
			Federal Farm Credit Bank
			1.90%
			10/10/18	12,941,589	12,936,206
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.05%			2.00%
Due 05/01/14	61,735,108	61,735,193	01/31/16	30,448,524	31,483,169
			Federal Home Loan Bank
			0.16% - 3.10%
			06/30/14 - 02/15/30	15,833,420	15,260,283
			Fannie Mae Strip
			0.00%
			01/15/30	11,022,765	5,876,457
			Fannie Mae
			0.50% - 5.375%
			05/27/15 - 06/12/17	9,853,540	10,347,821
Deutsche Bank Securities, Inc.			U.S. Treasury Note
0.04%			0.38%
Due 05/01/14	3,475,540	3,475,543	04/30/16	3,549,861	3,544,870
BNP Paribas Securities Corp.			U.S. Tip Bond
0.05%			0.63% - 2.13%
Due 05/01/14	41,891,681	41,891,739	01/15/19 - 01/15/24	38,694,543	42,727,136

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

8.	Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SCLFC actions”). Rydex ETF Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On February 25, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action. That motion remains pending.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $4,766,035. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INTERESTED TRUSTEE

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	214	Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present); Paragon Life Insurance Company of Indiana (2011–present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009–present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	DuringPast5Years	by Trustee**	Trustee

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current:FounderandPresident, KellerPartners,LLC(investment researchfirm)(2005–present) .	131	None.

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996–present).	131	Board of Directors of US Global Investors (GROW) (1995–present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977–2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962–present).	131	None.

OFFICERS

Name, Address	Position(s) Held with
and Year of	the Trust, Term of Office and	Principal Occupation(s)
Birth of Officer	Length of Time Served	During Past 5 Years

Donald C. Cacciapaglia	President (2012–present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).
(1951)
Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002–2010).

Michael P. Byrum (1970)	Vice President (1999–present).	Current: Senior Vice President, Security Investors, LLC (2010–present); President and Chief Investment Officer, Rydex Holdings, LLC (2008– present); Director and Chairman, Advisory Research Center, Inc. (2006–present); Manager, Guggenheim Specialized Products, LLC (2005–present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002–2010), Rydex Fund Services, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004-2010) and Secretary (2002–2010), Rydex Advisors, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors II, LLC.

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS – concluded

Name, Address	Position(s) Held with
and Year of	the Trust, Term of Office and	Principal Occupation(s)
Birth of Officer	Length of Time Served	During Past 5 Years

Nikolaos Bonos (1963)	Vice President and Treasurer (2003–present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003–present); Senior Vice President, Security Investors, LLC (2010–present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009–present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008–present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012–present); Chief Compliance Officer, Security Investors, LLC (2012–present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (2014–present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009–2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006–present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009–present) and Secretary (2012–present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Privacy Principles of the Funds

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how the Funds protect that information and why, in certain cases, the Funds may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about their shareholders to employees of the Funds’ investment advisor and its affiliates with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rydex ETF Trust

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  July 9, 2014

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date  July 9, 2014

* Print the name and title of each signing officer under his or her signature.